UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iShares® Cohen & Steers Realty Majors Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

REITs - APARTMENTS—20.22%
Apartment Investment and Management Co. Class A(a)	1,441,790	$30,955,231
AvalonBay Communities Inc.(a)	1,010,635	106,207,632
BRE Properties Inc. Class A(a)	778,665	32,314,597
Camden Property Trust	802,519	36,530,665
Equity Residential(a)	3,486,788	159,869,230
Essex Property Trust Inc.(a)	364,460	38,308,391
UDR Inc.(a)	1,921,697	40,567,024

		444,752,770
REITs - DIVERSIFIED—14.13%
Digital Realty Trust Inc.(a)	1,057,211	66,836,879
Duke Realty Corp.	3,091,752	36,977,354
Liberty Property Trust	1,428,860	45,294,862
Vornado Realty Trust	1,954,243	161,772,236

		310,881,331
REITs - HEALTH CARE—13.59%
HCP Inc.	3,646,623	129,345,718
Health Care REIT Inc.(a)	1,562,020	70,775,126
Ventas Inc.(a)	1,946,142	98,708,322

		298,829,166
REITs - HOTELS—5.26%
Host Hotels & Resorts Inc.(a)	8,068,351	115,700,153

		115,700,153
REITs - OFFICE PROPERTY—13.78%
Alexandria Real Estate Equities Inc.(a)	553,870	39,075,528
Boston Properties Inc.	1,723,602	141,163,004
Corporate Office Properties Trust	744,138	27,905,175
Douglas Emmett Inc.	1,517,780	23,996,102
Highwoods Properties Inc.	417,528	13,072,802
SL Green Realty Corp.	962,101	57,956,964

		303,169,575
REITs - REGIONAL MALLS—10.91%
Macerich Co. (The)	1,588,159	65,829,190
Simon Property Group Inc.	1,952,230	174,177,961

		240,007,151
REITs - SHOPPING CENTERS—9.24%
Federal Realty Investment Trust	769,558	60,171,740
Kimco Realty Corp.	5,044,332	76,018,083
Regency Centers Corp.(a)	1,036,564	39,119,926
Weingarten Realty Investors	1,321,825	27,983,035

		203,292,784

Schedule of Investments (Unaudited) (Continued)

iShares® Cohen & Steers Realty Majors Index Fund

July 31, 2010

REITs - STORAGE—7.51%
Public Storage	1,682,940	165,130,073

		165,130,073
REITs - WAREHOUSE/INDUSTRIAL—5.24%
AMB Property Corp.	2,061,214	51,447,901
ProLogis(a)	5,870,274	63,751,176

		115,199,077

TOTAL COMMON STOCKS
(Cost: $ 2,547,637,821)		2,196,962,080

SHORT - TERM INVESTMENTS—7.78%

MONEY MARKET FUNDS—7.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(c)(d)	139,761,082	139,761,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(b)(c)(d)	29,483,693	29,483,693
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	1,978,867	1,978,867

		171,223,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 171,223,642)		171,223,642

TOTAL INVESTMENTS IN SECURITIES—107.66%
(Cost: $2,718,861,463)		2,368,185,722
Other Assets, Less Liabilities—(7.66)%		(168,592,677)

NET ASSETS—100.00%		$2,199,593,045

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.46%

AUSTRALIA—23.40%
Amcor Ltd.	181,636	$1,078,634
APA Group	189,826	637,526
Australia and New Zealand Banking Group Ltd.	112,567	2,348,824
Billabong International Ltd.	127,491	1,052,550
Bradken Ltd.	78,988	549,865
Commonwealth Bank of Australia	103,376	4,918,624
David Jones Ltd.	128,856	559,905
MAp Group	193,833	519,383
Metcash Ltd.	135,499	545,839
National Australia Bank Ltd.	124,852	2,840,250
Orica Ltd.	108,381	2,472,420
South Australian Coal Corp.(a)	62,016	2,807
SP AusNet	49,049	35,521
Stockland Corp. Ltd.	263,172	902,916
Suncorp-Metway Ltd.	120,120	910,142
Tatts Group Ltd.	354,263	785,707
Telstra Corp. Ltd.	150,514	438,734
UGL Ltd.	116,025	1,480,946
Wesfarmers Ltd.	91,910	2,586,735
Westfield Group	227,409	2,513,575
Westpac Banking Corp.	118,755	2,578,996
WorleyParsons Ltd.	81,445	1,706,068

		31,465,967
AUSTRIA—4.10%
Oesterreichische Post AG	77,259	2,064,897
OMV AG	35,945	1,202,807
Telekom Austria AG	71,162	915,973
voestalpine AG	41,496	1,327,197

		5,510,874
CANADA—5.68%
Bank of Montreal	44,863	2,738,518
Crescent Point Energy Corp.	11,830	435,204
Emera Inc.	36,855	947,184
Manitoba Telecom Services Inc.	63,518	1,703,969
Russel Metals Inc.	55,692	1,059,281
TELUS Corp.	19,000	750,444

		7,634,600
FINLAND—4.56%
Cargotec Corp. Class B	31,395	1,126,425
Kesko OYJ Class B	43,407	1,682,947
Konecranes OYJ	46,410	1,513,388
Metso OYJ	27,664	1,090,590
YIT OYJ	32,578	713,885

		6,127,235
FRANCE—8.22%
Credit Agricole SA	17,836	244,218
France Telecom SA	37,765	790,648
GDF Suez	20,839	692,029
Neopost SA	32,578	2,518,969
PPR SA	18,655	2,494,778
Schneider Electric SA	22,204	2,560,072
Veolia Environnement	27,027	717,420

Vivendi SA	42,861	1,029,956

		11,048,090
GERMANY—3.51%
BASF SE	15,925	929,677
Deutsche Telekom AG Registered	77,623	1,042,622
RWE AG	25,025	1,766,733
Wincor Nixdorf AG	17,472	985,731

		4,724,763
GREECE—1.40%
Hellenic Telecommunications Organization SA SP ADR	256,631	1,049,620
Motor Oil (Hellas) Corinth Refineries SA	2,346	26,896
OPAP SA	54,530	806,323

		1,882,839
HONG KONG—5.77%
CLP Holdings Ltd.	227,500	1,680,161
Esprit Holdings Ltd.	145,612	914,130
Hongkong Electric Holdings Ltd.	227,500	1,378,406
Television Broadcasts Ltd.	273,000	1,265,614
VTech Holdings Ltd.	182,000	1,935,921
Yue Yuen Industrial (Holdings) Ltd.	182,000	590,620

		7,764,852
ITALY—9.10%
A2A SpA	271,453	407,050
Edison SpA	176,449	207,120
Enel SpA	249,991	1,227,031
Eni SpA	244,448	4,996,745
Milano Assicurazioni SpA	342,069	664,460
Parmalat SpA	704,689	1,705,772
Snam Rete Gas SpA	583,401	2,738,098
Telecom Italia SpA	228,760	291,323

		12,237,599
JAPAN—1.53%
Eisai Co. Ltd.	27,300	928,691
Ono Pharmaceutical Co. Ltd.	27,300	1,126,212

		2,054,903
NETHERLANDS—1.52%
Koninklijke BAM Groep NV	156,702	757,606
Koninklijke KPN NV	92,092	1,281,359

		2,038,965
NEW ZEALAND—2.74%
Fletcher Building Ltd.	433,524	2,386,576
Telecom Corp. of New Zealand Ltd.	900,900	1,298,608

		3,685,184
NORWAY—0.90%
Fred Olsen Energy ASA	41,041	1,208,261

		1,208,261
PORTUGAL—0.80%
BRISA - Auto-estradas de Portugal SA	165,256	1,078,631

		1,078,631
SINGAPORE—6.29%
Jardine Cycle & Carriage Ltd.	190,000	5,003,126
Keppel Corp. Ltd.	182,000	1,250,325
SembCorp Industries Ltd.	273,000	847,383
StarHub Ltd.	546,000	947,784
Straits Asia Resources Ltd.	273,000	415,660

		8,464,278
SPAIN—3.31%
Endesa SA	91,364	2,260,956

Gas Natural SDG SA	54,236	906,551
Telefonica SA	56,511	1,282,505

		4,450,012
SWEDEN—1.41%
Peab AB	178,269	1,087,405
TeliaSonera AB	112,931	816,162

		1,903,567
SWITZERLAND—0.81%
Swisscom AG Registered	2,912	1,085,477

		1,085,477
UNITED KINGDOM—14.41%
Aviva PLC	213,486	1,194,933
British American Tobacco PLC	126,854	4,358,733
Cable & Wireless Communications PLC	121,518	112,663
Close Brothers Group PLC	165,256	1,739,186
Dairy Crest Group PLC	138,593	837,164
DS Smith PLC	128,219	287,551
FirstGroup PLC	126,035	726,174
Hays PLC	132,769	187,760
HMV Group PLC	233,051	219,901
HSBC Holdings PLC	89,180	902,235
IMI PLC	100,100	1,118,530
Provident Financial PLC	203,749	2,573,471
Royal Dutch Shell PLC Class A	133,315	3,669,917
United Business Media Ltd.	152,698	1,316,468
Vodafone Group PLC	54,236	126,347

		19,371,033

TOTAL COMMON STOCKS
(Cost: $123,160,148)		133,737,130

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	73,936	73,936

		73,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,936)		73,936

TOTAL INVESTMENTS IN SECURITIES—99.52%
(Cost: $123,234,084)		133,811,066
Other Assets, Less Liabilities—0.48%		651,106

NET ASSETS—100.00%		$134,462,172

SP ADR—Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones Select Dividend Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—2.32%
General Dynamics Corp.	684,146	$41,903,942
Northrop Grumman Corp.	960,984	56,352,102

		98,256,044
AGRICULTURE—5.23%
Altria Group Inc.	2,140,450	47,432,372
Lorillard Inc.	1,547,883	118,010,600
Universal Corp.(a)	1,255,464	55,679,828

		221,122,800
APPAREL—1.92%
VF Corp.	1,020,568	80,961,659

		80,961,659
BANKS—5.72%
BancorpSouth Inc.	1,192,562	17,482,959
Bank of Hawaii Corp.	1,216,111	60,574,489
BB&T Corp.	708,969	17,603,700
F.N.B. Corp.	2,229,996	19,111,066
FirstMerit Corp.	997,630	19,663,287
Trustmark Corp.	1,407,353	30,961,766
United Bankshares Inc.	1,935,792	49,420,770
Valley National Bancorp	1,845,931	26,784,459

		241,602,496
BEVERAGES—1.12%
Coca-Cola Co. (The)	856,994	47,228,939

		47,228,939
BUILDING MATERIALS—0.16%
Masco Corp.	678,048	6,970,333

		6,970,333
CHEMICALS—6.13%
Dow Chemical Co. (The)	688,916	18,828,074
Eastman Chemical Co.	907,328	56,835,026
International Flavors & Fragrances Inc.	740,126	33,586,918
PPG Industries Inc.	1,119,974	77,804,594
RPM International Inc.	1,258,071	23,613,993
Sensient Technologies Corp.	913,638	26,915,775
Valspar Corp. (The)	678,583	21,314,292

		258,898,672
COMMERCIAL SERVICES—1.68%
Deluxe Corp.	2,259,650	46,503,597
R.R. Donnelley & Sons Co.	1,451,296	24,483,364

		70,986,961

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones Select Dividend Index Fund

July 31, 2010

COSMETICS & PERSONAL CARE—0.57%
Avon Products Inc.	773,319	24,073,421

		24,073,421
DISTRIBUTION & WHOLESALE—2.86%
Genuine Parts Co.	1,294,715	55,452,643
Watsco Inc.	1,177,632	65,605,879

		121,058,522
ELECTRIC—22.32%
Alliant Energy Corp.	1,539,835	53,216,698
American Electric Power Co. Inc.	1,437,664	51,727,151
Black Hills Corp.	1,705,332	54,434,197
CenterPoint Energy Inc.	1,660,854	23,633,952
Cleco Corp.	1,038,659	29,653,714
DPL Inc.	1,230,431	31,142,209
DTE Energy Co.	1,501,937	69,329,412
Edison International	1,069,414	35,451,074
Entergy Corp.	1,123,407	87,075,277
FirstEnergy Corp.	1,469,798	55,411,385
FPL Group Inc.	1,051,364	54,986,337
Northeast Utilities	1,173,373	32,666,704
OGE Energy Corp.	1,194,189	47,337,652
PG&E Corp.	1,160,896	51,543,782
Pinnacle West Capital Corp.	1,735,589	66,108,585
PPL Corp.	1,325,717	36,178,817
Public Service Enterprise Group Inc.	1,241,631	40,849,660
SCANA Corp.	1,563,458	59,896,076
TECO Energy Inc.	1,559,582	25,483,570
UniSource Energy Corp.	1,146,671	37,014,540

		943,140,792
ELECTRICAL COMPONENTS & EQUIPMENT—2.19%
Emerson Electric Co.	983,450	48,720,113
Hubbell Inc. Class B	929,421	43,859,377

		92,579,490
ENVIRONMENTAL CONTROL—1.45%
Republic Services Inc.	793,650	25,285,689
Waste Management Inc.	1,064,562	36,141,880

		61,427,569
FOOD—4.62%
General Mills Inc.	1,674,693	57,274,501
H.J. Heinz Co.	1,120,278	49,829,966
Kraft Foods Inc. Class A	1,331,006	38,878,685
Sara Lee Corp.	1,105,817	16,355,033
Sysco Corp.	1,058,429	32,779,546

		195,117,731
FOREST PRODUCTS & PAPER—0.57%
MeadWestvaco Corp.	1,002,681	24,024,237

		24,024,237
GAS—5.37%
AGL Resources Inc.	1,456,104	55,331,952

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones Select Dividend Index Fund

July 31, 2010

New Jersey Resources Corp.	1,024,028	38,226,965
Nicor Inc.	1,353,427	59,266,568
NiSource Inc.	1,852,371	30,564,122
Sempra Energy	876,218	43,591,846

		226,981,453
HOUSEHOLD PRODUCTS & WARES—4.38%
Avery Dennison Corp.	648,400	23,245,140
Clorox Co. (The)	987,972	64,099,623
Kimberly-Clark Corp.	1,137,128	72,912,648
Tupperware Brands Corp.	631,470	24,873,603

		185,131,014
INSURANCE—4.83%
Allstate Corp. (The)	876,900	24,763,656
Arthur J. Gallagher & Co.	1,761,015	44,765,001
Cincinnati Financial Corp.	1,879,046	51,767,718
Mercury General Corp.	1,922,977	82,937,998

		204,234,373
IRON & STEEL—0.17%
Steel Dynamics Inc.	513,069	7,347,148

		7,347,148
MACHINERY—1.81%
Briggs & Stratton Corp.	707,242	13,416,381
Caterpillar Inc.	903,202	62,998,339

		76,414,720
MANUFACTURING—4.05%
Eaton Corp.	950,847	74,603,456
General Electric Co.	783,283	12,626,522
Honeywell International Inc.	918,905	39,384,268
Leggett & Platt Inc.	1,606,601	33,481,565
Trinity Industries Inc.	533,843	10,874,382

		170,970,193
MEDIA—0.60%
McGraw-Hill Companies Inc. (The)	819,567	25,152,511

		25,152,511
METAL FABRICATE & HARDWARE—0.30%
Commercial Metals Co.	871,587	12,542,137

		12,542,137
OFFICE & BUSINESS EQUIPMENT—1.12%
Pitney Bowes Inc.	1,939,310	47,338,557

		47,338,557
OIL & GAS—3.12%
Chevron Corp.	1,075,515	81,964,998
Sunoco Inc.	1,403,663	50,068,659

		132,033,657

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones Select Dividend Index Fund

July 31, 2010

PACKAGING & CONTAINERS—0.87%
Sonoco Products Co.	1,120,053	36,625,733

		36,625,733
PHARMACEUTICALS—3.71%
Bristol-Myers Squibb Co.	1,486,382	37,040,639
Eli Lilly and Co.	1,713,307	60,993,729
Merck & Co. Inc.	1,239,451	42,711,482
Pfizer Inc.	1,070,408	16,056,120

		156,801,970
PIPELINES—1.36%
ONEOK Inc.	1,236,556	57,536,951

		57,536,951
RETAIL—3.43%
Darden Restaurants Inc.	952,725	39,909,650
Home Depot Inc. (The)	985,006	28,082,521
McDonald’s Corp.	1,103,156	76,923,068

		144,915,239
SAVINGS & LOANS—2.19%
Astoria Financial Corp.	1,403,842	18,586,868
First Niagara Financial Group Inc.	1,302,233	17,462,944
New York Community Bancorp Inc.	2,358,356	40,705,225
People’s United Financial Inc.	1,142,380	15,810,539

		92,565,576
TELECOMMUNICATIONS—3.10%
AT&T Inc.	1,808,464	46,911,556
CenturyLink Inc.	2,365,227	84,249,386

		131,160,942
TOYS, GAMES & HOBBIES—0.58%
Mattel Inc.	1,156,116	24,463,415

		24,463,415

TOTAL COMMON STOCKS
(Cost: $ 4,047,115,724)		4,219,665,255

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones Select Dividend Index Fund

July 31, 2010

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	4,892,464	4,892,464

		4,892,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 4,892,464)		4,892,464

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $4,052,008,188)		4,224,557,719
Other Assets, Less Liabilities—0.04%		1,620,745

NET ASSETS—100.00%		$4,226,178,464

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones Transportation Average Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

AIRLINES—8.17%
AMR Corp.(a)(b)	663,711	$4,699,074
Continental Airlines Inc. Class B(a)(b)	661,620	16,553,732
Delta Air Lines Inc.(a)	648,696	7,706,509
JetBlue Airways Corp.(a)(b)	723,604	4,652,774
Southwest Airlines Co.	703,282	8,474,548

		42,086,637
TRANSPORTATION—87.60%
Alexander & Baldwin Inc.	734,956	24,657,774
C.H. Robinson Worldwide Inc.	645,019	42,055,239
Con-way Inc.	685,325	23,088,599
CSX Corp.	627,792	33,097,194
Expeditors International of Washington Inc.	598,534	25,521,490
FedEx Corp.	645,070	53,250,528
J.B. Hunt Transport Services Inc.	706,451	25,071,946
Kansas City Southern Industries Inc.(a)	660,977	24,257,856
Landstar System Inc.	619,990	25,134,395
Norfolk Southern Corp.	629,192	35,404,634
Overseas Shipholding Group Inc.(b)	636,736	24,979,153
Ryder System Inc.	577,358	25,213,224
Union Pacific Corp.	638,772	47,697,105
United Parcel Service Inc. Class B	642,532	41,764,580

		451,193,717
TRUCKING & LEASING—4.04%
GATX Corp.	737,463	20,840,704

		20,840,704

TOTAL COMMON STOCKS
(Cost: $ 574,858,236)		514,121,058

SHORT-TERM INVESTMENTS—3.89%

MONEY MARKET FUNDS—3.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	16,287,722	16,287,722
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	3,436,022	3,436,022

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones Transportation Average Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	296,627	296,627

		20,020,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 20,020,371)		20,020,371

TOTAL INVESTMENTS IN SECURITIES—103.70%
(Cost: $594,878,607)		534,141,429
Other Assets, Less Liabilities—(3.70)%		(19,066,035)

NET ASSETS—100.00%		$515,075,394

(a) Non-income earning security.
(b) All or a portion of this security represents a security on loan. See Note 3.
(c) Affiliated issuer. See Note 2.
(d) The rate quoted is the annualized seven-day yield of the fund at period end.
(e) All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)(a)	22,665	$207,158
Lamar Advertising Co. Class A(a)(b)	2,685	73,435
Omnicom Group Inc.	14,079	524,583

		805,176
AEROSPACE & DEFENSE—1.95%
AAR Corp.(a)	1,713	28,778
Alliant Techsystems Inc.(a)	1,486	99,800
BE Aerospace Inc.(a)	4,409	129,625
Boeing Co. (The)	30,880	2,104,163
Curtiss-Wright Corp.	2,084	63,124
Esterline Technologies Corp.(a)	1,352	69,398
General Dynamics Corp.	14,713	901,171
Goodrich Corp.	5,735	417,909
Kaman Corp.	1,261	28,801
L-3 Communications Holdings Inc.	5,286	386,089
Lockheed Martin Corp.	13,671	1,027,376
Moog Inc. Class A(a)	1,879	67,287
Northrop Grumman Corp.	12,912	757,160
Orbital Sciences Corp.(a)	2,645	38,723
Raytheon Co.	17,503	809,864
Rockwell Collins Inc.	7,291	416,754
Spirit AeroSystems Holdings Inc. Class A(a)	4,947	100,671
Teledyne Technologies Inc.(a)	1,686	69,177
TransDigm Group Inc.	1,715	92,902
United Technologies Corp.	39,700	2,822,670

		10,431,442
AGRICULTURE—1.87%
Altria Group Inc.	95,399	2,114,042
Archer-Daniels-Midland Co.	26,783	732,783
Bunge Ltd.	6,636	329,477
Lorillard Inc.	7,037	536,501
Monsanto Co.	24,818	1,435,473
Philip Morris International Inc.	85,525	4,365,196
Reynolds American Inc.	7,787	450,244
Universal Corp.	1,153	51,136

		10,014,852
AIRLINES—0.29%
Alaska Air Group Inc.(a)	1,632	84,195
AMR Corp.(a)	15,580	110,306
Continental Airlines Inc. Class B(a)	6,389	159,853
Delta Air Lines Inc.(a)	36,196	430,009
JetBlue Airways Corp.(a)	11,543	74,222
SkyWest Inc.	2,638	32,843
Southwest Airlines Co.	33,563	404,434
UAL Corp.(a)(b)	7,737	183,676
US Airways Group Inc.(a)	7,259	78,760

		1,558,298

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

APPAREL—0.54%
Carter’s Inc.(a)	2,619	63,485
Coach Inc.	14,011	517,987
Deckers Outdoor Corp.(a)	1,791	91,144
Guess? Inc.	2,674	95,462
Gymboree Corp.(a)(b)	1,386	60,014
Hanesbrands Inc.(a)	4,266	106,863
Iconix Brand Group Inc.(a)	3,201	52,688
Jones Apparel Group Inc.	3,848	67,109
Nike Inc. Class B	12,521	922,046
Phillips-Van Heusen Corp.	2,374	123,187
Polo Ralph Lauren Corp.	3,007	237,583
SKECHERS U.S.A. Inc. Class A(a)	1,634	60,605
Timberland Co. Class A(a)	2,005	35,328
VF Corp.	4,013	318,351
Warnaco Group Inc. (The)(a)	2,106	87,968
Wolverine World Wide Inc.	2,237	63,956

		2,903,776
AUTO MANUFACTURERS—0.55%
Ford Motor Co.(a)	152,973	1,953,465
Navistar International Corp.(a)	2,414	124,828
Oshkosh Corp.(a)	4,039	138,861
PACCAR Inc.	15,698	719,282

		2,936,436
AUTO PARTS & EQUIPMENT—0.33%
BorgWarner Inc.(a)	5,335	233,993
Cooper Tire & Rubber Co.	2,846	61,502
Dana Holding Corp.(a)	6,536	77,648
Goodyear Tire & Rubber Co. (The)(a)	11,059	117,999
Johnson Controls Inc.	30,629	882,421
Lear Corp.(a)	2,087	163,141
TRW Automotive Holdings Corp.(a)	3,811	133,728
WABCO Holdings Inc.(a)	2,963	114,609

		1,785,041
BANKS—4.79%
Associated Banc-Corp	7,675	104,303
BancorpSouth Inc.	3,643	53,407
Bank of America Corp.	455,216	6,391,233
Bank of Hawaii Corp.	2,219	110,529
Bank of New York Mellon Corp. (The)	55,400	1,388,878
BB&T Corp.	31,710	787,359
BOK Financial Corp.	1,268	61,764
CapitalSource Inc.	14,306	76,966
Cathay General Bancorp	3,663	43,077
City National Corp.	2,177	123,371
Comerica Inc.	8,042	308,491
Commerce Bancshares Inc.	3,433	134,402
Cullen/Frost Bankers Inc.	2,575	142,166
East West Bancorp Inc.	6,776	105,638
F.N.B. Corp.	5,141	44,058
Fifth Third Bancorp	36,717	466,673
First Financial Bankshares Inc.	942	46,177
First Horizon National Corp.(a)	10,598	121,559
First Midwest Bancorp Inc.	3,020	37,992
FirstMerit Corp.	4,700	92,637
Fulton Financial Corp.	9,129	83,165

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Glacier Bancorp Inc.	2,989	47,764
Hancock Holding Co.	1,433	43,721
Huntington Bancshares Inc.	32,259	195,490
IBERIABANK Corp.	1,224	63,599
International Bancshares Corp.	2,527	43,818
KeyCorp	40,594	343,425
M&T Bank Corp.	3,905	341,063
Marshall & Ilsley Corp.	23,571	165,704
MB Financial Inc.	2,209	38,304
National Penn Bancshares Inc.	5,704	37,989
Northern Trust Corp.	11,119	522,482
Old National Bancorp	3,910	41,133
PacWest Bancorp	1,216	25,451
Park National Corp.	521	34,949
PNC Financial Services Group Inc. (The)(c)	24,130	1,433,081
Popular Inc.(a)	29,670	85,153
PrivateBancorp Inc.	3,395	41,996
Prosperity Bancshares Inc.	2,114	71,622
Regions Financial Corp.	54,795	401,647
State Street Corp.	22,601	879,631
Sterling Bancshares Inc.	4,337	22,509
SunTrust Banks Inc.	22,957	595,734
Susquehanna Bancshares Inc.	5,895	50,992
SVB Financial Group(a)	1,880	81,197
Synovus Financial Corp.	19,613	51,386
TCF Financial Corp.	6,305	99,871
TrustCo Bank Corp. NY	3,466	20,172
Trustmark Corp.	2,550	56,100
U.S. Bancorp	87,339	2,087,402
UMB Financial Corp.	1,552	58,386
Umpqua Holdings Corp.	5,191	65,043
United Bankshares Inc.	2,053	52,413
Valley National Bancorp	7,622	110,595
Webster Financial Corp.	3,208	59,797
Wells Fargo & Co.	224,502	6,225,441
Westamerica Bancorporation(b)	1,300	69,888
Whitney Holding Corp.	4,286	34,802
Wilmington Trust Corp.	4,164	42,223
Wintrust Financial Corp.	1,477	45,964
Zions Bancorporation	7,323	162,497

		25,574,279
BEVERAGES—2.27%
Brown-Forman Corp. Class A	838	53,724
Brown-Forman Corp. Class B NVS	4,061	256,696
Coca-Cola Co. (The)	97,567	5,376,917
Coca-Cola Enterprises Inc.	15,041	431,677
Constellation Brands Inc. Class A(a)	9,195	156,867
Dr Pepper Snapple Group Inc.	11,255	422,625
Green Mountain Coffee Roasters Inc.(a)(b)	5,339	164,388
Hansen Natural Corp.(a)	3,279	137,357
Molson Coors Brewing Co. Class B NVS	7,258	326,683
PepsiCo Inc.	73,931	4,798,861

		12,125,795
BIOTECHNOLOGY—1.32%
Acorda Therapeutics Inc.(a)(b)	1,783	57,662
Alexion Pharmaceuticals Inc.(a)	4,048	220,049
Amgen Inc.(a)	44,010	2,399,865
Bio-Rad Laboratories Inc. Class A(a)	877	77,878
Biogen Idec Inc.(a)	11,616	649,102

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Celera Corp.(a)	3,871	25,897
Celgene Corp.(a)	21,086	1,162,893
Charles River Laboratories International Inc.(a)	3,109	96,628
Genzyme Corp.(a)	12,132	843,902
Human Genome Sciences Inc.(a)	8,734	226,560
Illumina Inc.(a)	5,511	247,058
Incyte Corp.(a)	5,190	67,574
Life Technologies Corp.(a)	8,365	359,611
Martek Biosciences Corp.(a)(b)	1,591	32,918
Myriad Genetics Inc.(a)	4,403	63,888
Nektar Therapeutics(a)	4,594	59,998
PDL BioPharma Inc.	5,744	35,728
Regeneron Pharmaceuticals Inc.(a)	2,860	69,183
Savient Pharmaceuticals Inc.(a)	2,862	39,209
Vertex Pharmaceuticals Inc.(a)	9,226	310,547

		7,046,150
BUILDING MATERIALS—0.15%
Eagle Materials Inc.	1,951	47,721
Lennox International Inc.	2,371	103,542
Martin Marietta Materials Inc.(b)	2,037	173,960
Masco Corp.	16,609	170,741
Owens Corning(a)	5,207	163,916
Quanex Building Products Corp.	1,869	32,876
Simpson Manufacturing Co. Inc.	1,721	44,385
Texas Industries Inc.	1,067	35,424
USG Corp.(a)	3,058	36,757

		809,322
CHEMICALS—1.86%
A. Schulman Inc.	1,543	30,227
Air Products and Chemicals Inc.	8,949	649,518
Airgas Inc.	3,201	208,993
Albemarle Corp.	4,184	182,506
Ashland Inc.	3,289	167,246
Cabot Corp.	2,251	66,404
Celanese Corp. Series A	7,167	201,321
CF Industries Holdings Inc.	3,257	264,436
Cytec Industries Inc.	2,206	110,124
Dow Chemical Co. (The)	52,447	1,433,377
E.I. du Pont de Nemours and Co.	41,239	1,677,190
Eastman Chemical Co.	3,128	195,938
Ecolab Inc.	10,680	522,359
FMC Corp.	3,367	210,404
H.B. Fuller Co.	2,224	45,459
Huntsman Corp.	8,804	92,178
International Flavors & Fragrances Inc.	3,589	162,869
Intrepid Potash Inc.(a)(b)	2,002	48,448
Lubrizol Corp.	3,099	289,726
Minerals Technologies Inc.	903	47,110
Mosaic Co. (The)	6,721	320,256
NewMarket Corp.	492	52,737
Olin Corp.	3,079	62,504
OM Group Inc.(a)	1,395	37,665
PPG Industries Inc.	7,469	518,871
Praxair Inc.	14,113	1,225,291
Rockwood Holdings Inc.(a)	2,388	69,753
RPM International Inc.	5,894	110,630
Sensient Technologies Corp.	2,305	67,905
Sherwin-Williams Co. (The)	4,222	291,951
Sigma-Aldrich Corp.	4,845	271,804

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Solutia Inc.(a)	5,781	81,570
Valspar Corp. (The)	4,278	134,372
W.R. Grace & Co.(a)	2,706	69,463

		9,920,605
COAL—0.31%
Alpha Natural Resources Inc.(a)	5,439	208,477
Arch Coal Inc.	7,535	178,504
CONSOL Energy Inc.	10,343	387,656
Massey Energy Co.	4,695	143,573
Patriot Coal Corp.(a)(b)	3,589	43,283
Peabody Energy Corp.	12,045	543,832
Walter Energy Inc.	2,438	173,829

		1,679,154
COMMERCIAL SERVICES—1.79%
Aaron’s Inc.	3,133	56,895
ABM Industries Inc.	1,907	41,382
Alliance Data Systems Corp.(a)(b)	2,425	139,389
Apollo Group Inc. Class A(a)	6,210	286,467
Arbitron Inc.	1,296	37,454
Avis Budget Group Inc.(a)	4,695	57,936
Career Education Corp.(a)	3,098	75,684
Chemed Corp.	1,013	53,608
Coinstar Inc.(a)	1,314	59,787
Convergys Corp.(a)	4,584	51,203
CoreLogic Inc.	4,491	89,955
Corinthian Colleges Inc.(a)(b)	3,807	34,644
Corporate Executive Board Co. (The)	1,572	44,283
Corrections Corp. of America(a)	5,382	105,326
Deluxe Corp.	2,350	48,363
DeVry Inc.	2,884	155,159
Emergency Medical Services Corp. Class A(a)	1,305	58,386
Equifax Inc.	5,683	178,105
Euronet Worldwide Inc.(a)	2,165	33,991
FTI Consulting Inc.(a)	2,164	76,497
Gartner Inc.(a)	3,037	76,441
Genpact Ltd.(a)	4,682	70,558
H&R Block Inc.	15,046	235,921
Hertz Global Holdings Inc.(a)	8,387	98,463
Hewitt Associates Inc. Class A(a)	4,366	214,371
Hillenbrand Inc.	2,813	62,139
HMS Holdings Corp.(a)	1,329	74,849
Iron Mountain Inc.	8,345	197,526
ITT Educational Services Inc.(a)(b)	1,576	127,246
Lender Processing Services Inc.	4,362	139,322
Live Nation Entertainment Inc.(a)	6,789	62,663
Manpower Inc.	3,803	182,468
MasterCard Inc. Class A	4,394	922,916
McKesson Corp.	12,203	766,593
Monster Worldwide Inc.(a)	5,917	81,181
Moody’s Corp.	9,393	221,205
Morningstar Inc.(a)	1,051	47,306
Navigant Consulting Inc.(a)	2,280	22,435
PAREXEL International Corp.(a)	2,692	55,267
Pharmaceutical Product Development Inc.	5,143	124,769
PHH Corp.(a)	2,109	41,990
Quanta Services Inc.(a)	9,708	208,528
R.R. Donnelley & Sons Co.	9,504	160,333
Rent-A-Center Inc.(a)	3,007	66,124
Resources Connection Inc.(a)	2,096	27,227

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Robert Half International Inc.	7,007	176,436
Rollins Inc.	2,357	51,477
SAIC Inc.(a)	17,735	294,933
Service Corp. International	11,349	96,694
Sotheby’s	3,071	83,316
Strayer Education Inc.	648	155,131
TeleTech Holdings Inc.(a)	1,455	20,225
Towers Watson & Co. Class A	1,970	87,685
TrueBlue Inc.(a)	2,147	27,632
United Rentals Inc.(a)	3,000	39,540
Valassis Communications Inc.(a)	2,257	78,025
Verisk Analytics Inc. Class A(a)	4,733	140,523
Visa Inc. Class A	22,760	1,669,446
VistaPrint NV(a)(b)	1,868	61,737
Weight Watchers International Inc.	1,578	43,221
Western Union Co.	30,996	503,065
Wright Express Corp.(a)	1,785	62,457

		9,563,898
COMPUTERS—5.96%
Accenture PLC Class A	28,809	1,141,989
Apple Inc.(a)	41,543	10,686,937
Brocade Communications Systems Inc.(a)	19,691	97,470
CACI International Inc. Class A(a)	1,416	66,580
Cadence Design Systems Inc.(a)	12,480	86,861
Cognizant Technology Solutions Corp. Class A(a)	13,708	747,909
Computer Sciences Corp.(a)	6,997	317,174
Dell Inc.(a)	78,963	1,045,470
Diebold Inc.	2,984	85,402
DST Systems Inc.	1,794	73,698
Electronics For Imaging Inc.(a)	2,341	24,932
EMC Corp.(a)	93,171	1,843,854
FactSet Research Systems Inc.(b)	2,005	150,375
Hewlett-Packard Co.	107,480	4,948,379
IHS Inc. Class A(a)	2,166	137,129
Insight Enterprises Inc.(a)	1,952	28,441
International Business Machines Corp.	58,716	7,539,134
Jack Henry & Associates Inc.	3,783	96,088
Lexmark International Inc. Class A(a)	3,580	131,565
Mentor Graphics Corp.(a)	4,543	43,704
MICROS Systems Inc.(a)	3,673	131,420
NCR Corp.(a)	7,259	99,448
NetApp Inc.(a)	15,822	669,271
Riverbed Technology Inc.(a)	2,606	96,657
SanDisk Corp.(a)	10,452	456,752
Seagate Technology PLC(a)	22,517	282,588
SRA International Inc. Class A(a)	2,055	45,662
Synaptics Inc.(a)(b)	1,599	50,049
Synopsys Inc.(a)	6,681	145,913
Teradata Corp.(a)	7,606	241,871
Unisys Corp.(a)	1,772	47,862
Western Digital Corp.(a)	10,396	274,350

		31,834,934
COSMETICS & PERSONAL CARE—2.05%
Alberto-Culver Co.	4,115	120,446
Avon Products Inc.	19,917	620,016
Colgate-Palmolive Co.	22,546	1,780,683
Estee Lauder Companies Inc. (The) Class A	5,622	349,970
Procter & Gamble Co. (The)	132,038	8,075,444

		10,946,559

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

DISTRIBUTION & WHOLESALE—0.32%
Brightpoint Inc.(a)	3,007	23,816
Central European Distribution Corp.(a)	2,898	75,551
Fastenal Co.(b)	6,128	300,762
Genuine Parts Co.	7,253	310,646
Ingram Micro Inc. Class A(a)	7,568	125,099
LKQ Corp.(a)	6,537	129,302
Owens & Minor Inc.	2,958	80,428
Pool Corp.	2,303	50,965
Tech Data Corp.(a)	2,321	91,819
United Stationers Inc.(a)	1,127	61,027
W.W. Grainger Inc.	2,850	319,229
Watsco Inc.	1,261	70,250
WESCO International Inc.(a)	1,883	67,656

		1,706,550
DIVERSIFIED FINANCIAL SERVICES—4.97%
Affiliated Managers Group Inc.(a)	2,038	144,352
American Express Co.	48,909	2,183,298
AmeriCredit Corp.(a)	3,110	74,982
Ameriprise Financial Inc.	11,737	497,531
BlackRock Inc.(c)	1,915	301,593
Capital One Financial Corp.	20,937	886,263
Charles Schwab Corp. (The)	44,768	662,119
CIT Group Inc.(a)	8,144	296,116
Citigroup Inc.(a)	967,689	3,967,525
CME Group Inc.	3,021	842,255
Discover Financial Services	24,971	381,307
E*TRADE Financial Corp.(a)	9,338	136,615
Eaton Vance Corp.	5,436	162,863
Federated Investors Inc. Class B	4,777	101,368
Franklin Resources Inc.	7,174	721,561
GLG Partners Inc.(a)(b)	7,920	34,927
Goldman Sachs Group Inc. (The)	19,793	2,985,180
Greenhill & Co. Inc.	1,359	92,480
IntercontinentalExchange Inc.(a)	3,349	353,721
Invesco Ltd.	19,828	387,439
Investment Technology Group Inc.(a)	2,123	33,352
Janus Capital Group Inc.	8,305	87,036
Jefferies Group Inc.(b)	5,134	126,759
JPMorgan Chase & Co.	181,937	7,328,422
KBW Inc.(a)	1,649	37,680
Knight Capital Group Inc. Class A(a)	4,329	62,251
Legg Mason Inc.	7,441	214,971
MF Global Holdings Ltd.(a)	4,628	29,758
Morgan Stanley	58,466	1,577,997
NASDAQ OMX Group Inc. (The)(a)	7,660	149,140
NYSE Euronext Inc.	11,975	346,916
optionsXpress Holdings Inc.(a)	2,002	31,231
Piper Jaffray Companies, Inc.(a)	873	27,229
Raymond James Financial Inc.	4,599	122,701
SLM Corp.(a)	21,623	259,476
Stifel Financial Corp.(a)	1,641	76,044
T. Rowe Price Group Inc.	11,827	570,416
TD AMERITRADE Holding Corp.(a)	10,886	171,346
Waddell & Reed Financial Inc. Class A	3,930	93,652

		26,559,872
ELECTRIC—3.33%
AES Corp. (The)(a)	36,277	374,016

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Allegheny Energy Inc.	7,808	178,022
ALLETE Inc.	1,299	46,842
Alliant Energy Corp.	5,146	177,846
Ameren Corp.	10,952	277,852
American Electric Power Co. Inc.	21,663	779,435
Avista Corp.	2,435	50,940
Black Hills Corp.	1,869	59,658
Calpine Corp.(a)	16,199	218,686
CenterPoint Energy Inc.	16,960	241,341
Cleco Corp.	2,773	79,169
CMS Energy Corp.	10,369	165,074
Consolidated Edison Inc.	12,911	595,455
Constellation Energy Group Inc.	8,350	263,860
Dominion Resources Inc.	27,315	1,146,957
DPL Inc.	5,594	141,584
DTE Energy Co.	7,864	363,002
Duke Energy Corp.	60,193	1,029,300
Dynegy Inc.(a)	4,862	17,260
Edison International	13,515	448,022
El Paso Electric Co.(a)	2,072	44,548
Entergy Corp.	8,574	664,571
Exelon Corp.	30,246	1,265,190
FirstEnergy Corp.	13,784	519,657
FPL Group Inc.	18,820	984,286
Great Plains Energy Inc.	6,290	112,843
Hawaiian Electric Industries Inc.	4,152	97,780
IDACORP Inc.	2,235	78,717
Integrys Energy Group Inc.	3,575	169,276
ITC Holdings Corp.	2,374	134,701
MDU Resources Group Inc.	7,993	157,862
Mirant Corp.(a)	6,773	74,300
Northeast Utilities	8,107	225,699
NorthWestern Corp.	1,742	49,124
NRG Energy Inc.(a)	11,555	262,067
NSTAR	4,900	182,084
NV Energy Inc.	10,675	135,573
OGE Energy Corp.	4,563	180,877
Pepco Holdings Inc.	10,061	170,132
PG&E Corp.	16,830	747,252
Pinnacle West Capital Corp.	4,511	171,824
PNM Resources Inc.	3,704	43,818
Portland General Electric Co.	3,519	67,213
PPL Corp.	22,044	601,581
Progress Energy Inc.	12,917	543,935
Public Service Enterprise Group Inc.	23,092	759,727
RRI Energy Inc.(a)	16,086	63,540
SCANA Corp.	5,103	195,496
Southern Co.	37,776	1,334,626
TECO Energy Inc.	9,234	150,884
UniSource Energy Corp.	1,730	55,844
Westar Energy Inc.	5,050	120,594
Wisconsin Energy Corp.	5,490	297,997
Xcel Energy Inc.	21,048	462,846

		17,780,785
ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
American Superconductor Corp.(a)(b)	1,865	56,230
AMETEK Inc.	4,842	214,355
Belden Inc.	2,221	53,060
Emerson Electric Co.	34,634	1,715,768
Energizer Holdings Inc.(a)	3,228	198,587
EnerSys Inc.(a)	1,962	47,520

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

General Cable Corp.(a)	2,447	64,943
GrafTech International Ltd.(a)	5,249	82,304
Hubbell Inc. Class B	2,399	113,209
Littelfuse Inc.(a)	955	34,008
Molex Inc.	2,998	59,091
Molex Inc. Class A NVS	3,175	53,657
SunPower Corp. Class A(a)(b)	2,466	30,652
SunPower Corp. Class B(a)	1,932	22,295

		2,745,679
ELECTRONICS—0.94%
Agilent Technologies Inc.(a)	15,947	445,400
Amphenol Corp. Class A	7,888	353,382
Arrow Electronics Inc.(a)	5,593	138,651
Avnet Inc.(a)	7,034	176,905
AVX Corp.	2,463	34,679
Benchmark Electronics Inc.(a)	3,105	51,854
Brady Corp. Class A	2,277	63,323
Checkpoint Systems Inc.(a)	1,821	36,365
Cymer Inc.(a)	1,364	45,394
Dionex Corp.(a)	853	64,402
Dolby Laboratories Inc. Class A(a)	2,450	155,502
Flextronics International Ltd.(a)(b)	37,355	232,348
FLIR Systems Inc.(a)	6,887	204,957
Garmin Ltd.(b)	5,453	155,465
Gentex Corp.	6,302	121,440
Itron Inc.(a)	1,843	119,924
Jabil Circuit Inc.	9,070	131,606
Mettler-Toledo International Inc.(a)	1,540	179,872
National Instruments Corp.	2,857	91,138
PerkinElmer Inc.	5,407	105,220
Plexus Corp.(a)	1,860	54,312
Thermo Fisher Scientific Inc.(a)	18,556	832,422
Thomas & Betts Corp.(a)	2,285	90,577
Trimble Navigation Ltd.(a)	5,482	155,524
Tyco Electronics Ltd.	21,061	568,647
Vishay Intertechnology Inc.(a)	7,817	66,366
Vishay Precision Group Inc.(a)	557	7,046
Waters Corp.(a)	4,243	272,231
Woodward Governor Co.	2,683	81,134

		5,036,086
ENERGY - ALTERNATE SOURCES—0.07%
Covanta Holding Corp.(a)	6,094	91,837
First Solar Inc.(a)	2,189	274,610

		366,447
ENGINEERING & CONSTRUCTION—0.31%
AECOM Technology Corp.(a)	4,454	107,520
EMCOR Group Inc.(a)	2,987	77,692
Fluor Corp.	8,179	394,964
Foster Wheeler AG(a)(b)	5,431	125,022
Granite Construction Inc.	1,635	38,014
Insituform Technologies Inc. Class A(a)	1,863	42,663
Jacobs Engineering Group Inc.(a)	5,686	207,937
KBR Inc.	7,469	167,156
McDermott International Inc.(a)	10,461	245,938
Shaw Group Inc. (The)(a)	3,684	118,035
URS Corp.(a)	3,804	153,643

		1,678,584

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

ENTERTAINMENT—0.14%
Bally Technologies Inc.(a)	2,554	82,494
DreamWorks Animation SKG Inc. Class A(a)	2,890	90,052
International Game Technology	13,755	209,626
International Speedway Corp. Class A	1,323	34,266
Madison Square Garden Inc. Class A(a)	2,917	56,123
Penn National Gaming Inc.(a)	3,186	87,265
Pinnacle Entertainment Inc.(a)	2,718	29,490
Regal Entertainment Group Class A	3,767	50,290
Scientific Games Corp. Class A(a)	3,121	33,051
Vail Resorts Inc.(a)	1,673	63,373

		736,030
ENVIRONMENTAL CONTROL—0.36%
Calgon Carbon Corp.(a)	2,542	33,656
Clean Harbors Inc.(a)	1,067	67,392
Darling International Inc.(a)	3,753	30,625
Mine Safety Appliances Co.	1,479	37,049
Nalco Holding Co.	5,854	142,779
Republic Services Inc.	14,312	455,980
Stericycle Inc.(a)	3,933	247,779
Tetra Tech Inc.(a)	2,769	58,066
Waste Connections Inc.(a)	3,441	131,343
Waste Management Inc.	20,672	701,814

		1,906,483
FOOD—1.87%
Campbell Soup Co.	9,612	345,071
Chiquita Brands International Inc.(a)	2,181	32,017
ConAgra Foods Inc.	20,307	476,808
Corn Products International Inc.	3,360	112,022
Dean Foods Co.(a)	8,232	94,339
Del Monte Foods Co.	9,053	125,656
Flowers Foods Inc.	4,003	96,993
Fresh Del Monte Produce Inc.(a)	1,843	38,408
General Mills Inc.	28,771	983,968
H.J. Heinz Co.	14,217	632,372
Hain Celestial Group Inc.(a)	2,027	42,689
Hershey Co. (The)	7,159	336,473
Hormel Foods Corp.	3,383	145,198
J.M. Smucker Co. (The)	5,425	333,258
Kellogg Co.	11,829	592,042
Kraft Foods Inc. Class A	73,553	2,148,483
Kroger Co. (The)	27,575	584,039
McCormick & Co. Inc. NVS	5,057	198,892
Ralcorp Holdings Inc.(a)	2,431	141,970
Ruddick Corp.	1,941	68,808
Safeway Inc.	17,794	365,489
Sara Lee Corp.	28,656	423,822
Smithfield Foods Inc.(a)	7,117	101,417
SUPERVALU Inc.	9,444	106,528
Sysco Corp.	26,795	829,841
Tootsie Roll Industries Inc.	1,092	27,551
TreeHouse Foods Inc.(a)	1,522	72,584
Tyson Foods Inc. Class A	13,918	243,704
United Natural Foods Inc.(a)	1,816	61,254
Whole Foods Market Inc.(a)	6,240	236,933

		9,998,629

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

FOREST PRODUCTS & PAPER—0.31%
Domtar Corp.(a)	1,907	111,559
International Paper Co.	18,559	449,128
Louisiana-Pacific Corp.(a)	5,407	39,363
MeadWestvaco Corp.	7,879	188,781
Plum Creek Timber Co. Inc.(b)	7,505	269,279
Potlatch Corp.(b)	1,816	67,301
Rayonier Inc.	3,638	177,644
Rock-Tenn Co. Class A	1,742	92,709
Temple-Inland Inc.	4,881	97,913
Weyerhaeuser Co.	9,554	154,966

		1,648,643
GAS—0.41%
AGL Resources Inc.	3,555	135,090
Atmos Energy Corp.	4,234	122,786
Energen Corp.	3,301	146,696
Laclede Group Inc. (The)	951	33,228
National Fuel Gas Co.	3,114	149,628
New Jersey Resources Corp.	1,972	73,615
Nicor Inc.	2,083	91,215
NiSource Inc.	12,673	209,104
Northwest Natural Gas Co.	1,261	59,784
Piedmont Natural Gas Co.	3,185	84,785
Sempra Energy	10,479	521,330
South Jersey Industries Inc.	1,339	62,558
Southern Union Co.	5,253	118,560
Southwest Gas Corp.	2,012	64,726
UGI Corp.	5,026	135,501
Vectren Corp.	3,792	93,928
WGL Holdings Inc.	2,364	85,293

		2,187,827
HAND & MACHINE TOOLS—0.17%
Baldor Electric Co.	1,903	72,733
Kennametal Inc.	3,662	100,302
Lincoln Electric Holdings Inc.	2,036	112,428
Regal Beloit Corp.	1,657	100,795
Snap-on Inc.	2,619	116,991
Stanley Black & Decker Inc.	7,267	421,631

		924,880
HEALTH CARE - PRODUCTS—3.55%
Alcon Inc.	3,465	537,352
Alere Inc.(a)	3,832	107,794
American Medical Systems Holdings Inc.(a)	3,301	73,810
Baxter International Inc.	27,745	1,214,399
Beckman Coulter Inc.	3,221	147,618
Becton, Dickinson and Co.	10,012	688,826
Boston Scientific Corp.(a)	67,996	380,778
C.R. Bard Inc.	4,455	349,851
CareFusion Corp.(a)	8,245	173,722
Cepheid Inc.(a)	2,824	46,737
Cooper Companies Inc. (The)	2,089	81,179
Covidien PLC	23,061	860,636
DENTSPLY International Inc.	6,611	198,462
Edwards Lifesciences Corp.(a)	5,202	300,676
Gen-Probe Inc.(a)	2,306	103,701
Haemonetics Corp.(a)	1,164	64,311

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Henry Schein Inc.(a)	4,176	219,198
Hill-Rom Holdings Inc.	2,857	94,395
Hologic Inc.(a)	11,931	168,704
IDEXX Laboratories Inc.(a)	2,583	151,725
Immucor Inc.(a)	3,244	62,350
Intuitive Surgical Inc.(a)	1,761	578,260
Invacare Corp.	1,402	33,410
Johnson & Johnson	126,641	7,356,576
Kinetic Concepts Inc.(a)	2,894	102,766
Masimo Corp.	2,346	54,146
Medtronic Inc.	50,807	1,878,335
NuVasive Inc.(a)(b)	1,740	57,020
Patterson Companies Inc.	4,383	116,938
PSS World Medical Inc.(a)	2,743	51,623
ResMed Inc.(a)	3,508	230,440
Sirona Dental Systems Inc.(a)	1,843	56,728
St. Jude Medical Inc.(a)	14,987	551,072
Steris Corp.	2,521	80,143
Stryker Corp.	13,871	645,972
TECHNE Corp.	1,718	100,331
Teleflex Inc.	1,837	104,103
Thoratec Corp.(a)	2,609	95,959
Varian Medical Systems Inc.(a)	5,727	316,130
West Pharmaceutical Services Inc.	1,531	55,637
Zimmer Holdings Inc.(a)	9,327	494,238

		18,986,051
HEALTH CARE - SERVICES—1.14%
Aetna Inc.	19,520	543,632
Amedisys Inc.(a)	1,285	33,757
AMERIGROUP Corp.(a)	2,430	86,897
Brookdale Senior Living Inc.(a)	2,567	36,400
Centene Corp.(a)	2,171	46,264
Community Health Systems Inc.(a)	4,310	139,773
Covance Inc.(a)	2,936	113,799
Coventry Health Care Inc.(a)	6,841	135,657
DaVita Inc.(a)	4,563	261,551
Health Management Associates Inc. Class A(a)	11,142	79,777
Health Net Inc.(a)	4,529	106,658
HealthSouth Corp.(a)	4,365	80,796
Healthways Inc.(a)	1,558	22,186
Humana Inc.(a)	7,857	369,436
Laboratory Corp. of America Holdings(a)	4,784	349,136
LifePoint Hospitals Inc.(a)	2,471	76,379
Lincare Holdings Inc.(a)	4,308	102,358
Magellan Health Services Inc.(a)	1,482	62,377
MEDNAX Inc.(a)	2,035	95,950
Odyssey Healthcare Inc.(a)	1,527	40,863
Psychiatric Solutions Inc.(a)	2,393	79,304
Quest Diagnostics Inc.	6,914	324,889
Tenet Healthcare Corp.(a)	21,866	100,584
UnitedHealth Group Inc.(a)	52,644	1,603,010
Universal Health Services Inc. Class B	4,171	150,031
WellCare Health Plans Inc.(a)	1,924	49,620
WellPoint Inc.(a)	19,689	998,626

		6,089,710
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	8,857	195,651

		195,651

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

HOME BUILDERS—0.16%
D.R. Horton Inc.	12,974	142,974
KB Home	3,479	39,591
Lennar Corp. Class A	7,003	103,434
M.D.C. Holdings Inc.	1,644	47,873
NVR Inc.(a)	285	178,553
Pulte Homes Inc.(a)	15,559	136,608
Ryland Group Inc.	1,906	31,106
Thor Industries Inc.	1,706	47,495
Toll Brothers Inc.(a)	6,159	106,920

		834,554
HOME FURNISHINGS—0.10%
Harman International Industries Inc.(a)	3,106	94,454
Tempur-Pedic International Inc.(a)(b)	3,215	98,604
TiVo Inc.(a)	4,992	42,831
Whirlpool Corp.	3,358	279,721

		515,610
HOUSEHOLD PRODUCTS & WARES—0.52%
Avery Dennison Corp.	4,761	170,682
Church & Dwight Co. Inc.	3,231	214,118
Clorox Co. (The)	6,387	414,388
Fortune Brands Inc.	6,925	303,869
Fossil Inc.(a)	2,118	83,873
Jarden Corp.	4,122	119,332
Kimberly-Clark Corp.	18,998	1,218,152
Scotts Miracle-Gro Co. (The) Class A	2,055	99,154
Tupperware Brands Corp.	2,854	112,419
WD-40 Co.	780	28,361

		2,764,348
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	13,000	201,500
Toro Co. (The)	1,547	80,521

		282,021
INSURANCE—3.67%
ACE Ltd.	15,152	804,268
Aflac Inc.	21,332	1,049,321
Alleghany Corp.(a)	337	101,174
Allied World Assurance Holdings Ltd.	1,888	94,060
Allstate Corp. (The)	23,179	654,575
American Financial Group Inc.	3,633	107,065
American International Group Inc.(a)	5,226	201,044
American National Insurance Co.	641	50,177
Aon Corp.	10,762	405,405
Arch Capital Group Ltd.(a)	2,439	190,876
Argo Group International Holdings Ltd.(b)	1,450	45,153
Arthur J. Gallagher & Co.	4,659	118,432
Aspen Insurance Holdings Ltd.	3,140	85,879
Assurant Inc.	5,141	191,708
Assured Guaranty Ltd.	7,743	121,565
Axis Capital Holdings Ltd.	5,827	181,628
Berkshire Hathaway Inc. Class B(a)	35,425	2,767,401
Brown & Brown Inc.	5,299	106,086
Chubb Corp.	15,080	793,660
CIGNA Corp.	12,589	387,238

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Cincinnati Financial Corp.	7,021	193,429
CNO Financial Group Inc.(a)	11,321	60,794
Delphi Financial Group Inc. Class A	2,149	55,767
Endurance Specialty Holdings Ltd.	2,215	85,477
Erie Indemnity Co. Class A	1,290	63,249
Everest Re Group Ltd.	2,783	216,016
Fidelity National Financial Inc. Class A	10,687	157,847
First American Financial Corp.	5,599	82,585
Genworth Financial Inc. Class A(a)	22,256	302,236
Hanover Insurance Group Inc. (The)	2,041	89,457
Hartford Financial Services Group Inc. (The)	20,371	476,885
HCC Insurance Holdings Inc.	5,228	136,555
Horace Mann Educators Corp.	1,754	29,502
Lincoln National Corp.	13,932	362,789
Loews Corp.	15,557	577,943
Markel Corp.(a)	446	150,748
Marsh & McLennan Companies Inc.	24,821	583,790
MBIA Inc.(a)(b)	7,543	65,473
Mercury General Corp.	1,261	54,387
MetLife Inc.	26,503	1,114,716
MGIC Investment Corp.(a)	9,140	78,513
Montpelier Re Holdings Ltd.	3,594	58,438
Old Republic International Corp.	11,016	137,810
PartnerRe Ltd.	3,592	259,953
Platinum Underwriters Holdings Ltd.	2,015	78,746
Principal Financial Group Inc.	13,871	355,236
ProAssurance Corp.(a)	1,545	91,943
Progressive Corp. (The)	29,208	573,645
Protective Life Corp.	4,085	91,872
Prudential Financial Inc.	21,100	1,208,819
Radian Group Inc.	6,048	52,013
Reinsurance Group of America Inc.	3,387	162,508
RenaissanceRe Holdings Ltd.	2,670	152,777
RLI Corp.	723	40,119
Selective Insurance Group Inc.	2,541	39,538
StanCorp Financial Group Inc.	2,101	79,187
Torchmark Corp.	3,841	203,842
Tower Group Inc.	1,858	40,040
Transatlantic Holdings Inc.	2,882	137,788
Travelers Companies Inc. (The)	22,737	1,147,082
Unitrin Inc.	2,030	56,414
Unum Group	15,275	348,576
Validus Holdings Ltd.	3,978	98,814
W.R. Berkley Corp.	6,143	165,922
White Mountains Insurance Group Ltd.	353	110,860
Willis Group Holdings PLC(b)	7,762	237,517
XL Group PLC	15,757	279,372

		19,603,704
INTERNET—2.50%
AboveNet Inc.(a)	1,031	54,849
Akamai Technologies Inc.(a)	7,894	302,814
Amazon.com Inc.(a)	15,866	1,870,443
AOL Inc.(a)	4,847	101,399
Ariba Inc.(a)	4,171	66,611
Check Point Software Technologies Ltd.(a)	7,710	262,294
Digital River Inc.(a)	1,832	48,163
EarthLink Inc.	4,907	43,329
eBay Inc.(a)	51,479	1,076,426
Equinix Inc.(a)	2,020	188,890
Expedia Inc.	9,205	208,769
F5 Networks Inc.(a)	3,635	319,262

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Google Inc. Class A(a)	11,187	5,424,017
GSI Commerce Inc.(a)	2,529	56,953
IAC/InterActiveCorp(a)	3,639	90,975
j2 Global Communications Inc.(a)	2,037	47,931
Liberty Media Corp. - Liberty Interactive Group Series A(a)	25,971	293,992
McAfee Inc.(a)	7,275	240,803
Netflix Inc.(a)	2,059	211,150
Priceline.com Inc.(a)	2,176	488,294
Rackspace Hosting Inc.(a)(b)	4,733	88,507
Symantec Corp.(a)	37,865	491,109
TIBCO Software Inc.(a)	7,904	107,178
United Online Inc.	3,811	24,086
ValueClick Inc.(a)	3,951	43,263
VeriSign Inc.(a)	8,369	235,587
WebMD Health Corp.(a)	2,132	98,648
Websense Inc.(a)	1,841	34,169
Yahoo! Inc.(a)	59,794	829,941

		13,349,852
IRON & STEEL—0.34%
AK Steel Holding Corp.	4,959	69,376
Allegheny Technologies Inc.	4,236	201,676
Carpenter Technology Corp.	2,102	73,465
Cliffs Natural Resources Inc.	6,207	351,130
Nucor Corp.	13,111	513,165
Reliance Steel & Aluminum Co.	2,933	115,208
Schnitzer Steel Industries Inc. Class A	993	45,499
Steel Dynamics Inc.	9,991	143,071
United States Steel Corp.	6,491	287,746

		1,800,336
LEISURE TIME—0.28%
Brunswick Corp.	3,888	65,785
Callaway Golf Co.	3,032	20,466
Carnival Corp.	19,109	662,700
Harley-Davidson Inc.	10,706	291,524
Interval Leisure Group Inc.(a)	1,849	25,720
Life Time Fitness Inc.(a)(b)	1,894	68,866
Polaris Industries Inc.(b)	1,470	87,759
Royal Caribbean Cruises Ltd.(a)	6,193	178,730
WMS Industries Inc.(a)	2,725	104,940

		1,506,490
LODGING—0.43%
Boyd Gaming Corp.(a)	2,531	21,412
Choice Hotels International Inc.	1,437	47,435
Gaylord Entertainment Co.(a)(b)	1,643	47,631
Hyatt Hotels Corp. Class A(a)	1,559	60,972
Las Vegas Sands Corp.(a)(b)	19,551	525,140
Marriott International Inc. Class A	14,379	487,592
MGM MIRAGE(a)	11,530	125,216
Orient-Express Hotels Ltd. Class A(a)	5,044	45,951
Starwood Hotels & Resorts Worldwide Inc.	7,971	386,195
Wyndham Worldwide Corp.	8,252	210,673
Wynn Resorts Ltd.	3,995	350,282

		2,308,499
MACHINERY—1.10%
AGCO Corp.(a)	4,260	148,078

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Astec Industries Inc.(a)	770	24,139
Briggs & Stratton Corp.	2,212	41,962
Bucyrus International Inc.	3,418	212,668
Caterpillar Inc.	26,139	1,823,195
Cognex Corp.	1,754	32,712
Cummins Inc.	8,248	656,623
Deere & Co.	19,271	1,284,990
Flowserve Corp.	2,605	258,312
Gardner Denver Inc.	2,374	120,528
Graco Inc.	2,710	85,555
IDEX Corp.	3,725	119,833
Intermec Inc.(a)	2,174	22,827
Joy Global Inc.	4,695	278,742
Manitowoc Co. Inc. (The)	5,854	60,647
Nordson Corp.	1,421	89,594
Rockwell Automation Inc.	6,513	352,679
Terex Corp.(a)	4,947	97,654
Wabtec Corp.	2,196	97,964
Zebra Technologies Corp. Class A(a)	2,686	73,704

		5,882,406
MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	1,313	23,385

		23,385
MANUFACTURING—3.67%
3M Co.	29,814	2,550,290
A.O. Smith Corp.	1,138	62,226
Actuant Corp. Class A	3,026	62,396
Acuity Brands Inc.	2,023	85,229
AptarGroup Inc.	2,911	125,377
Brink’s Co. (The)	2,139	46,844
Carlisle Companies Inc.	2,796	94,169
Ceradyne Inc.(a)	1,160	26,970
CLARCOR Inc.	2,425	90,986
Cooper Industries PLC	7,619	343,998
Crane Co.	2,349	83,483
Danaher Corp.	23,171	889,998
Donaldson Co. Inc.	3,286	155,986
Dover Corp.	8,462	405,922
Eastman Kodak Co.(a)(b)	11,979	47,557
Eaton Corp.	7,644	599,748
ESCO Technologies Inc.	1,217	36,279
General Electric Co.	488,608	7,876,361
Harsco Corp.	3,727	86,317
Hexcel Corp.(a)	4,523	84,535
Honeywell International Inc.	31,982	1,370,748
Illinois Tool Works Inc.	19,587	852,034
Ingersoll-Rand PLC	14,732	551,861
ITT Corp.	8,364	394,112
Lancaster Colony Corp.	906	47,040
Leggett & Platt Inc.	6,645	138,482
Matthews International Corp. Class A	1,407	50,807
Pall Corp.	5,423	207,375
Parker Hannifin Corp.	7,442	462,297
Pentair Inc.	4,505	154,071
Roper Industries Inc.	4,335	270,937
SPX Corp.	2,291	136,452
Textron Inc.	12,447	258,400
Trinity Industries Inc.	3,692	75,206

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Tyco International Ltd.	23,270	890,776

		19,615,269
MEDIA—2.75%
Cablevision Systems Corp. Class A	11,385	312,063
CBS Corp. Class B NVS	28,685	423,964
Comcast Corp. Class A	94,404	1,838,046
Comcast Corp. Class A Special	34,376	634,581
CTC Media Inc.	2,300	41,469
DIRECTV Class A(a)	40,437	1,502,639
Discovery Communications Inc. Series A(a)	6,212	239,845
Discovery Communications Inc. Series C(a)	6,427	220,960
DISH Network Corp. Class A	9,190	184,535
Gannett Co. Inc.	10,714	141,211
John Wiley & Sons Inc. Class A	2,226	87,660
Liberty Global Inc. Series A(a)(b)	5,680	166,140
Liberty Global Inc. Series C(a)	6,102	178,483
Liberty Media Corp. - Liberty Capital Group Series A(a)	3,747	174,760
Liberty Media Corp. - Liberty Starz Group Series A(a)	2,286	125,479
McGraw-Hill Companies Inc. (The)	14,492	444,759
Meredith Corp.	1,635	51,911
New York Times Co. (The) Class A(a)	4,350	38,019
News Corp. Class A NVS	83,053	1,083,842
News Corp. Class B	19,770	292,398
Scholastic Corp.	1,338	33,892
Scripps Networks Interactive Inc. Class A	4,102	174,868
Time Warner Cable Inc.	16,111	921,066
Time Warner Inc.	52,222	1,642,904
Viacom Inc. Class B NVS(a)	25,364	838,027
Walt Disney Co. (The)	82,740	2,787,511
Washington Post Co. (The) Class B	255	107,225

		14,688,257
METAL FABRICATE & HARDWARE—0.23%
Commercial Metals Co.	5,241	75,418
Kaydon Corp.	1,556	59,113
Mueller Industries Inc.	1,681	41,554
Mueller Water Products Inc. Class A	6,829	25,950
Precision Castparts Corp.	6,464	789,836
Timken Co. (The)	3,478	116,930
Valmont Industries Inc.	991	70,411
Worthington Industries Inc.	2,905	41,629

		1,220,841
MINING—0.79%
Alcoa Inc.	46,969	524,644
Coeur d’Alene Mines Corp.(a)(b)	4,258	64,849
Compass Minerals International Inc.	1,498	105,894
Freeport-McMoRan Copper & Gold Inc.	19,606	1,402,613
Hecla Mining Co.(a)(b)	10,635	52,537
Kaiser Aluminum Corp.	775	31,775
Newmont Mining Corp.	22,170	1,239,303
Royal Gold Inc.	2,416	106,618
RTI International Metals Inc.(a)	1,409	39,987
Southern Copper Corp.	9,729	305,588
Titanium Metals Corp.(a)	3,977	88,051
USEC Inc.(a)(b)	4,889	27,036
Vulcan Materials Co.(b)	5,196	235,067

		4,223,962

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	9,571	233,628
Xerox Corp.	63,380	617,321

		850,949
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	2,475	42,570
HNI Corp.	1,762	45,530

		88,100
OIL & GAS—8.20%
Anadarko Petroleum Corp.	22,992	1,130,287
Apache Corp.	15,498	1,481,299
Atlas Energy Inc.(a)	3,618	107,057
Atwood Oceanics Inc.(a)	2,619	71,237
Berry Petroleum Co. Class A	2,181	65,037
Bill Barrett Corp.(a)	1,920	67,930
Brigham Exploration Co.(a)	5,170	89,234
Cabot Oil & Gas Corp.	4,784	145,768
Carrizo Oil & Gas Inc.(a)(b)	1,249	24,493
Chesapeake Energy Corp.	29,389	618,051
Chevron Corp.	91,811	6,996,916
Cimarex Energy Co.	3,755	258,607
Comstock Resources Inc.(a)	2,173	54,999
Concho Resources Inc.(a)	3,562	213,649
ConocoPhillips	63,648	3,514,643
Continental Resources Inc.(a)	1,393	63,423
Denbury Resources Inc.(a)	18,297	289,824
Devon Energy Corp.	19,195	1,199,496
Diamond Offshore Drilling Inc.	3,033	180,433
EOG Resources Inc.	11,527	1,123,882
EQT Corp.	6,648	243,849
EXCO Resources Inc.	7,913	114,818
Exxon Mobil Corp.	233,912	13,959,868
Forest Oil Corp.(a)	5,141	146,981
Frontier Oil Corp.	4,676	57,468
Helmerich & Payne Inc.	4,502	182,466
Hess Corp.	13,472	721,964
Holly Corp.	2,016	53,888
Marathon Oil Corp.	32,477	1,086,356
Mariner Energy Inc.(a)	4,702	112,331
Murphy Oil Corp.	8,742	478,624
Nabors Industries Ltd.(a)	13,118	241,502
Newfield Exploration Co.(a)	6,082	325,144
Noble Corp.(a)	11,831	384,508
Noble Energy Inc.	7,916	530,847
Occidental Petroleum Corp.	37,188	2,898,061
Parker Drilling Co.(a)	5,367	22,434
Patterson-UTI Energy Inc.	7,166	117,737
Penn Virginia Corp.	2,140	40,660
Petrohawk Energy Corp.(a)	13,859	218,556
Pioneer Natural Resources Co.	5,312	307,671
Plains Exploration & Production Co.(a)	6,389	144,072
Pride International Inc.(a)	7,282	173,239
QEP Resources Inc.(a)	7,926	272,813
Quicksilver Resources Inc.(a)	5,455	68,678
Range Resources Corp.	7,234	268,526
Rowan Companies Inc.(a)	5,298	133,827
SandRidge Energy Inc.(a)	16,601	97,946
SM Energy Co.	2,866	118,710

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Southwestern Energy Co.(a)	15,778	575,108
Sunoco Inc.	5,491	195,864
Swift Energy Co.(a)	1,663	43,122
Tesoro Corp.	6,264	80,868
Transocean Ltd.(a)	15,356	709,601
Ultra Petroleum Corp.(a)	7,027	297,734
Unit Corp.(a)	2,139	87,485
Valero Energy Corp.	25,380	431,206
Whiting Petroleum Corp.(a)	2,211	194,590

		43,835,387
OIL & GAS SERVICES—1.72%
Baker Hughes Inc.	19,423	937,548
Cameron International Corp.(a)	11,115	440,043
Complete Production Services Inc.(a)	2,951	56,807
Core Laboratories NV(b)	1,970	152,182
Dresser-Rand Group Inc.(a)	3,739	139,128
Dril-Quip Inc.(a)	1,422	74,342
Exterran Holdings Inc.(a)	2,968	79,157
FMC Technologies Inc.(a)	5,545	350,888
Global Industries Ltd.(a)	4,947	23,449
Halliburton Co.	40,947	1,223,496
Helix Energy Solutions Group Inc.(a)	4,496	42,217
Key Energy Services Inc.(a)	5,951	57,487
National Oilwell Varco Inc.	19,069	746,742
Oceaneering International Inc.(a)	2,587	128,005
Oil States International Inc.(a)	2,305	105,892
Schlumberger Ltd.	54,717	3,264,416
SEACOR Holdings Inc.(a)	1,012	83,814
Smith International Inc.	11,396	472,706
Superior Energy Services Inc.(a)	3,649	83,161
Tetra Technologies Inc.(a)	3,660	38,137
Tidewater Inc.	2,392	98,024
Weatherford International Ltd.(a)	33,277	539,087
World Fuel Services Corp.	2,650	69,033

		9,205,761
PACKAGING & CONTAINERS—0.29%
Ball Corp.	4,171	242,919
Bemis Co. Inc.	4,989	149,471
Crown Holdings Inc.(a)	7,375	205,246
Greif Inc. Class A	1,102	65,712
Owens-Illinois Inc.(a)	7,429	205,412
Packaging Corp. of America	4,754	114,096
Pactiv Corp.(a)	6,151	187,113
Sealed Air Corp.	7,305	158,007
Silgan Holdings Inc.	2,280	64,798
Sonoco Products Co.	4,554	148,916

		1,541,690
PHARMACEUTICALS—5.03%
Abbott Laboratories	70,606	3,465,342
Alkermes Inc.(a)	4,470	57,663
Allergan Inc.	13,875	847,207
AmerisourceBergen Corp.	12,896	386,493
Amylin Pharmaceuticals Inc.(a)	5,928	112,158
Auxilium Pharmaceuticals Inc.(a)	2,078	46,880
BioMarin Pharmaceutical Inc.(a)	4,712	102,957
Bristol-Myers Squibb Co.	78,455	1,955,099
Cardinal Health Inc.	16,397	529,131

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Catalyst Health Solutions Inc.(a)	1,766	61,068
Cephalon Inc.(a)	3,436	194,993
Cubist Pharmaceuticals Inc.(a)	2,595	56,000
Dendreon Corp.(a)	5,937	195,387
Eli Lilly and Co.	45,027	1,602,961
Endo Pharmaceuticals Holdings Inc.(a)	4,573	109,798
Express Scripts Inc.(a)	23,282	1,051,881
Forest Laboratories Inc.(a)	13,924	386,391
Gilead Sciences Inc.(a)	40,839	1,360,755
Herbalife Ltd.	2,693	133,681
Hospira Inc.(a)	7,575	394,657
Isis Pharmaceuticals Inc.(a)	4,377	43,289
King Pharmaceuticals Inc.(a)	11,323	99,189
Mead Johnson Nutrition Co. Class A	9,499	504,777
Medco Health Solutions Inc.(a)	20,955	1,005,840
Medicis Pharmaceutical Corp. Class A	2,648	67,127
Merck & Co. Inc.	142,767	4,919,751
Mylan Inc.(a)	13,965	242,991
NBTY Inc.(a)	2,598	140,006
Omnicare Inc.	5,529	136,179
Onyx Pharmaceuticals Inc.(a)	2,707	70,382
Par Pharmaceutical Companies Inc.(a)	1,532	40,445
Perrigo Co.	3,821	214,014
Pfizer Inc.	369,097	5,536,455
PharMerica Corp.(a)	1,327	17,331
Salix Pharmaceuticals Ltd.(a)	2,539	107,679
Theravance Inc.(a)	3,126	46,296
United Therapeutics Corp.(a)	2,199	107,509
Valeant Pharmaceuticals International(a)(b)	2,657	149,642
VCA Antech Inc.(a)	3,875	80,755
Warner Chilcott PLC Class A(a)	4,453	113,997
Watson Pharmaceuticals Inc.(a)	5,191	210,236

		26,904,392
PIPELINES—0.35%
El Paso Corp.	32,423	399,451
ONEOK Inc.	4,445	206,826
Questar Corp.	7,926	130,383
Spectra Energy Corp.	29,375	610,706
Williams Companies Inc. (The)	26,071	506,038

		1,853,404
REAL ESTATE—0.14%
Brookfield Properties Corp.	12,074	181,593
CB Richard Ellis Group Inc. Class A(a)	13,386	227,562
Forest City Enterprises Inc. Class A(a)(b)	5,593	71,031
Forestar Group Inc.(a)	1,630	26,259
Jones Lang LaSalle Inc.	1,900	147,174
St. Joe Co. (The)(a)(b)	4,267	110,046

		763,665
REAL ESTATE INVESTMENT TRUSTS—2.30%
Alexandria Real Estate Equities Inc.	2,002	141,241
AMB Property Corp.	7,779	194,164
American Campus Communities Inc.	2,390	69,190
Annaly Capital Management Inc.	28,363	493,516
Apartment Investment and Management Co. Class A	5,529	118,708
AvalonBay Communities Inc.	3,742	393,247
BioMed Realty Trust Inc.	5,081	91,661
Boston Properties Inc.	6,398	523,996

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Brandywine Realty Trust	5,774	65,593
BRE Properties Inc. Class A	2,845	118,067
Camden Property Trust	2,985	135,877
CBL & Associates Properties Inc.	6,220	87,515
Chimera Investment Corp.	31,962	123,693
Colonial Properties Trust(b)	3,146	50,713
CommonWealth REIT	2,908	75,463
Corporate Office Properties Trust	2,718	101,925
DCT Industrial Trust Inc.	9,482	44,471
Developers Diversified Realty Corp.	8,817	100,073
DiamondRock Hospitality Co.(a)	6,507	60,385
Digital Realty Trust Inc.	3,907	247,001
Douglas Emmett Inc.	5,141	81,279
Duke Realty Corp.	11,281	134,921
DuPont Fabros Technology Inc.	2,578	65,069
EastGroup Properties Inc.	1,170	42,436
Entertainment Properties Trust	2,240	93,498
Equity Lifestyle Properties Inc.(b)	1,401	74,155
Equity Residential	12,982	595,225
Essex Property Trust Inc.	1,315	138,220
Federal Realty Investment Trust	2,725	213,068
Franklin Street Properties Corp.	3,262	39,829
Hatteras Financial Corp.	1,649	48,876
HCP Inc.(b)	13,425	476,185
Health Care REIT Inc.	5,680	257,361
Healthcare Realty Trust Inc.	2,559	60,060
Highwoods Properties Inc.	3,369	105,483
Home Properties Inc.	1,716	85,234
Hospitality Properties Trust	5,607	114,663
Host Hotels & Resorts Inc.	30,203	433,111
Kilroy Realty Corp.	2,345	78,745
Kimco Realty Corp.	18,641	280,920
LaSalle Hotel Properties(b)	2,924	69,357
Lexington Realty Trust	4,512	29,012
Liberty Property Trust	5,145	163,096
Macerich Co. (The)	5,774	239,332
Mack-Cali Realty Corp.	3,661	117,957
MFA Financial Inc.	12,643	92,800
Mid-America Apartment Communities Inc.(b)	1,356	76,587
National Retail Properties Inc.	3,755	86,816
Nationwide Health Properties Inc.	5,559	208,018
Omega Healthcare Investors Inc.	4,406	96,844
Post Properties Inc.	2,148	54,731
ProLogis	21,104	229,189
Public Storage	6,532	640,920
Realty Income Corp.(b)	4,847	155,540
Redwood Trust Inc.	3,211	50,252
Regency Centers Corp.	3,816	144,016
Senior Housing Properties Trust	5,838	131,647
Simon Property Group Inc.	13,260	1,183,057
SL Green Realty Corp.	3,576	215,418
Sunstone Hotel Investors Inc.(a)(b)	4,579	47,255
Tanger Factory Outlet Centers Inc.	1,834	81,980
Taubman Centers Inc.	2,442	100,098
UDR Inc.(b)	7,543	159,233
Ventas Inc.(b)	7,214	365,894
Vornado Realty Trust	8,299	686,991
Washington Real Estate Investment Trust	2,799	84,950
Weingarten Realty Investors	5,432	114,995

		12,280,822

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

RETAIL—5.79%
99 Cents Only Stores(a)	2,121	35,251
Abercrombie & Fitch Co. Class A	4,042	149,311
Advance Auto Parts Inc.	4,027	215,565
Aeropostale Inc.(a)	4,338	123,329
American Eagle Outfitters Inc.	8,016	98,677
AnnTaylor Stores Corp.(a)	2,718	47,674
AutoNation Inc.(a)(b)	3,527	86,165
AutoZone Inc.(a)	1,330	281,388
Barnes & Noble Inc.	1,845	23,930
Bed Bath & Beyond Inc.(a)	12,073	457,325
Best Buy Co. Inc.	15,777	546,831
Big Lots Inc.(a)	3,760	129,006
BJ’s Wholesale Club Inc.(a)	2,326	105,949
Bob Evans Farms Inc.	1,376	36,079
Brinker International Inc.	4,768	74,953
Buckle Inc. (The)(b)	1,247	34,355
Burger King Holdings Inc.	4,235	73,181
CarMax Inc.(a)	10,197	215,157
Casey’s General Stores Inc.	2,346	89,734
Cato Corp. (The) Class A	1,235	28,751
CEC Entertainment Inc.(a)	1,045	36,293
Cheesecake Factory Inc. (The)(a)	2,522	59,116
Chico’s FAS Inc.	8,078	75,691
Children’s Place Retail Stores Inc. (The)(a)	894	37,414
Chipotle Mexican Grill Inc.(a)	1,455	215,194
Collective Brands Inc.(a)	2,940	47,099
Copart Inc.(a)	3,421	124,661
Costco Wholesale Corp.	20,014	1,134,994
Cracker Barrel Old Country Store Inc.	988	48,392
CVS Caremark Corp.	62,577	1,920,488
Darden Restaurants Inc.	6,415	268,724
Dick’s Sporting Goods Inc.(a)	3,973	104,530
Dillard’s Inc. Class A	2,481	57,410
Dollar Tree Inc.(a)	6,154	272,745
Dress Barn Inc.(a)	3,271	80,794
Family Dollar Stores Inc.	5,863	242,435
Foot Locker Inc.	7,081	96,231
GameStop Corp. Class A(a)(b)	7,035	141,052
Gap Inc. (The)	17,516	317,215
Genesco Inc.(a)	963	26,280
Group 1 Automotive Inc.(a)	1,174	32,543
Home Depot Inc. (The)	77,998	2,223,723
HSN Inc.(a)	1,849	54,361
J. Crew Group Inc.(a)	2,395	85,334
J.C. Penney Co. Inc.	9,587	236,128
Jack in the Box Inc.(a)	2,602	53,679
Kohl’s Corp.(a)	13,035	621,639
Limited Brands Inc.	12,683	325,192
Lowe’s Companies Inc.	66,238	1,373,776
Macy’s Inc.	19,287	359,702
McDonald’s Corp.	49,523	3,453,239
Men’s Wearhouse Inc. (The)	2,132	41,489
MSC Industrial Direct Co. Inc. Class A	2,030	102,292
Nordstrom Inc.	7,767	264,078
Nu Skin Enterprises Inc. Class A	2,367	67,412
Office Depot Inc.(a)	12,540	54,173
OfficeMax Inc.(a)	3,857	55,116
O’Reilly Automotive Inc.(a)	6,318	311,351
P.F. Chang’s China Bistro Inc.(b)	1,028	42,559
Panera Bread Co. Class A(a)	1,389	108,634
Papa John’s International Inc.(a)	1,045	26,470

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

PetSmart Inc.	5,504	170,899
RadioShack Corp.	5,697	122,713
Regis Corp.	2,362	35,973
Rite Aid Corp.(a)(b)	27,077	26,779
Ross Stores Inc.	5,566	293,106
Saks Inc.(a)	6,426	52,757
Sally Beauty Holdings Inc.(a)	3,910	36,989
Sears Holdings Corp.(a)(b)	2,250	159,750
Signet Jewelers Ltd.(a)	3,935	117,145
Sonic Corp.(a)	2,684	23,619
Staples Inc.	33,507	681,197
Starbucks Corp.(a)	33,757	838,861
Target Corp.	30,820	1,581,682
Tiffany & Co.	5,723	240,767
TJX Companies Inc. (The)	18,730	777,670
Tractor Supply Co.	1,690	117,472
Under Armour Inc. Class A(a)	1,519	57,054
Urban Outfitters Inc.(a)	6,035	194,086
Walgreen Co.	44,907	1,282,095
Wal-Mart Stores Inc.	97,541	4,993,124
Wendy’s/Arby’s Group Inc. Class A	14,688	64,040
Williams-Sonoma Inc.	4,321	115,414
Yum! Brands Inc.	21,321	880,557

		30,916,008
SAVINGS & LOANS—0.25%
Astoria Financial Corp.	4,188	55,449
Capitol Federal Financial(b)	946	29,733
First Niagara Financial Group Inc.	9,746	130,694
Hudson City Bancorp Inc.	22,146	275,054
New York Community Bancorp Inc.	19,781	341,420
NewAlliance Bancshares Inc.	4,725	57,503
People’s United Financial Inc.	17,293	239,335
Provident Financial Services Inc.	2,746	35,176
TFS Financial Corp.	4,439	55,310
Washington Federal Inc.	5,248	91,315

		1,310,989
SEMICONDUCTORS—2.70%
Advanced Micro Devices Inc.(a)	25,541	191,302
Altera Corp.	13,874	384,587
Amkor Technology Inc.(a)	5,120	29,542
Analog Devices Inc.	13,485	400,639
Applied Materials Inc.	61,134	721,381
Applied Micro Circuits Corp.(a)	2,816	33,679
Atmel Corp.(a)	18,728	97,947
ATMI Inc.(a)	1,545	22,928
Broadcom Corp. Class A	20,141	725,680
Cabot Microelectronics Corp.(a)	1,057	34,553
Cree Inc.(a)	4,527	320,693
Cypress Semiconductor Corp.(a)	7,123	75,504
Emulex Corp.(a)	3,706	32,242
Fairchild Semiconductor International Inc.(a)	5,692	51,683
FormFactor Inc.(a)	2,307	22,332
Integrated Device Technology Inc.(a)	7,937	46,114
Intel Corp.	254,846	5,249,828
International Rectifier Corp.(a)	3,307	64,586
Intersil Corp. Class A	5,529	62,809
KLA-Tencor Corp.	7,865	249,085
Lam Research Corp.(a)	5,860	247,233
Linear Technology Corp.	9,499	302,828

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

LSI Corp.(a)	29,784	120,030
Marvell Technology Group Ltd.(a)	23,209	346,278
Maxim Integrated Products Inc.	14,019	245,753
MEMC Electronic Materials Inc.(a)(b)	10,444	99,845
Microchip Technology Inc.	8,407	255,993
Micron Technology Inc.(a)	39,100	284,648
Microsemi Corp.(a)	3,724	59,435
National Semiconductor Corp.	10,941	150,986
NetLogic Microsystems Inc.(a)(b)	2,452	72,481
Novellus Systems Inc.(a)	4,557	121,717
NVIDIA Corp.(a)	26,187	240,659
OmniVision Technologies Inc.(a)	2,288	51,045
ON Semiconductor Corp.(a)	19,618	132,422
PMC-Sierra Inc.(a)	10,387	84,135
QLogic Corp.(a)	5,326	84,790
Rambus Inc.(a)	5,337	104,872
Rovi Corp.(a)	4,751	211,420
Semtech Corp.(a)	2,714	47,169
Silicon Laboratories Inc.(a)	2,123	85,026
Skyworks Solutions Inc.(a)	7,909	138,645
Teradyne Inc.(a)	7,808	84,014
Tessera Technologies Inc.(a)	2,326	39,496
Texas Instruments Inc.	55,813	1,378,023
TriQuint Semiconductor Inc.(a)	7,033	48,739
Varian Semiconductor Equipment Associates Inc.(a)	3,331	94,134
Veeco Instruments Inc.(a)(b)	1,960	84,868
Xilinx Inc.	12,787	357,013
Zoran Corp.(a)	2,248	19,333

		14,410,144
SOFTWARE—4.22%
ACI Worldwide Inc.(a)	1,521	29,507
Activision Blizzard Inc.	25,358	301,253
Acxiom Corp.(a)	3,692	56,635
Adobe Systems Inc.(a)	23,914	686,810
Advent Software Inc.(a)	679	34,806
Allscripts Healthcare Solutions Inc.(a)	2,651	44,245
ANSYS Inc.(a)	4,034	181,328
athenahealth Inc.(a)(b)	1,447	40,183
Autodesk Inc.(a)	10,426	307,984
Automatic Data Processing Inc.	22,929	946,280
Blackboard Inc.(a)(b)	1,652	62,726
BMC Software Inc.(a)	8,237	293,073
Broadridge Financial Solutions Inc.	5,660	114,898
CA Inc.	18,848	368,667
Cerner Corp.(a)	3,201	247,917
Citrix Systems Inc.(a)	8,429	463,764
Compuware Corp.(a)	10,695	87,485
Concur Technologies Inc.(a)	1,971	91,218
CSG Systems International Inc.(a)	1,590	29,987
Dun & Bradstreet Corp. (The)	2,292	156,681
Electronic Arts Inc.(a)	14,954	238,217
Fair Isaac Corp.	2,288	54,569
Fidelity National Information Services Inc.	15,229	436,615
Fiserv Inc.(a)	6,959	348,646
Global Payments Inc.	3,711	140,016
Informatica Corp.(a)	4,158	125,281
Intuit Inc.(a)	13,284	528,039
JDA Software Group Inc.(a)	2,084	48,974
ManTech International Corp. Class A(a)	1,063	42,148
Microsoft Corp.	357,520	9,227,591
MSCI Inc. Class A(a)	5,223	168,546

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

Novell Inc.(a)	15,597	94,206
Nuance Communications Inc.(a)	10,918	180,256
Oracle Corp.	175,462	4,147,922
Parametric Technology Corp.(a)	5,249	94,167
Paychex Inc.	14,600	379,454
Progress Software Corp.(a)	1,796	53,700
Quality Systems Inc.(b)	845	46,407
Quest Software Inc.(a)	2,812	56,690
Red Hat Inc.(a)	8,633	277,551
Salesforce.com Inc.(a)	5,326	527,008
SEI Investments Co.	7,275	139,535
Solera Holdings Inc.	3,229	122,637
Take-Two Interactive Software Inc.(a)	3,527	36,152
Total System Services Inc.	9,117	135,935
VeriFone Systems Inc.(a)	3,574	78,199
VMware Inc. Class A(a)	3,384	262,362

		22,536,270
TELECOMMUNICATIONS—5.44%
ADC Telecommunications Inc.(a)	4,527	57,629
ADTRAN Inc.	2,983	94,203
Amdocs Ltd.(a)	8,783	240,039
American Tower Corp. Class A(a)	18,287	845,591
Anixter International Inc.(a)	1,405	67,890
ARRIS Group Inc.(a)	5,600	52,192
AT&T Inc.	272,087	7,057,937
Atheros Communications Inc.(a)	3,201	84,634
Black Box Corp.	795	24,200
CenturyLink Inc.	13,602	484,503
Ciena Corp.(a)(b)	4,152	54,350
Cincinnati Bell Inc.(a)	9,409	27,851
Cisco Systems Inc.(a)	264,223	6,095,625
CommScope Inc.(a)	4,306	87,584
Comtech Telecommunications Corp.(a)	1,315	28,364
Corning Inc.	71,678	1,298,805
Crown Castle International Corp.(a)	11,404	450,572
Frontier Communications Corp.	46,015	351,555
Harmonic Inc.(a)	4,065	28,333
Harris Corp.	6,028	268,427
InterDigital Inc.(a)(b)	1,965	53,625
JDS Uniphase Corp.(a)	9,830	106,655
Juniper Networks Inc.(a)	24,026	667,442
Leap Wireless International Inc.(a)	2,820	33,530
Level 3 Communications Inc.(a)	74,040	83,665
MetroPCS Communications Inc.(a)	11,720	104,894
Motorola Inc.(a)	99,349	744,124
NeuStar Inc. Class A(a)	3,509	81,514
NII Holdings Inc.(a)	7,628	285,745
Plantronics Inc.	2,208	66,174
Polycom Inc.(a)	3,823	113,467
QUALCOMM Inc.	75,326	2,868,414
Qwest Communications International Inc.	64,117	362,902
RF Micro Devices Inc.(a)	11,087	46,233
SAVVIS Inc.(a)	1,981	34,925
SBA Communications Corp. Class A(a)	5,336	193,056
Sonus Networks Inc.(a)	9,736	28,040
Sprint Nextel Corp.(a)	134,944	616,694
Syniverse Holdings Inc.(a)	3,208	71,635
Tekelec(a)	3,093	43,735
Telephone and Data Systems Inc.	2,378	81,161
Telephone and Data Systems Inc. Special	2,069	62,091
Tellabs Inc.	16,569	115,652

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

tw telecom inc.(a)	6,632	125,477
United States Cellular Corp.(a)	708	33,297
Verizon Communications Inc.	131,198	3,812,614
Virgin Media Inc.	13,483	290,289
Windstream Corp.	22,316	254,402

		29,081,736
TEXTILES—0.06%
Cintas Corp.	6,111	161,697
G&K Services Inc. Class A	936	21,781
Mohawk Industries Inc.(a)	2,582	126,337

		309,815
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	6,005	253,111
Mattel Inc.	16,456	348,209

		601,320
TRANSPORTATION—1.71%
Alexander & Baldwin Inc.	1,921	64,450
Arkansas Best Corp.	1,113	25,120
Bristow Group Inc.(a)	1,577	52,719
C.H. Robinson Worldwide Inc.	7,579	494,151
Con-way Inc.	2,314	77,959
CSX Corp.	17,847	940,894
Expeditors International of Washington Inc.	9,851	420,047
FedEx Corp.	13,310	1,098,740
Forward Air Corp.	1,404	40,772
Genco Shipping & Trading Ltd.(a)	1,258	21,009
Genesee & Wyoming Inc. Class A(a)	1,747	71,417
Heartland Express Inc.	2,573	41,219
Hub Group Inc. Class A(a)	1,663	53,465
J.B. Hunt Transport Services Inc.	4,412	156,582
Kansas City Southern Industries Inc.(a)	4,628	169,848
Kirby Corp.(a)	2,481	95,370
Knight Transportation Inc.	2,619	54,789
Landstar System Inc.	2,362	95,755
Norfolk Southern Corp.	16,735	941,678
Old Dominion Freight Line Inc.(a)	1,348	53,152
Overseas Shipholding Group Inc.	1,300	50,999
Ryder System Inc.	2,491	108,782
Teekay Corp.	1,905	52,616
Union Pacific Corp.	23,139	1,727,789
United Parcel Service Inc. Class B	32,612	2,119,780
UTi Worldwide Inc.	4,493	65,643
Werner Enterprises Inc.	2,258	52,002

		9,146,747
TRUCKING & LEASING—0.01%
GATX Corp.	1,896	53,581

		53,581
WATER—0.06%
American Water Works Co. Inc.	7,745	165,588
Aqua America Inc.	6,368	124,113

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Index Fund

July 31, 2010

California Water Service Group	884	31,426

		321,127

TOTAL COMMON STOCKS
(Cost: $ 575,050,783)		533,115,065

SHORT-TERM INVESTMENTS—1.23%

MONEY MARKET FUNDS—1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	4,936,022	4,936,022
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,041,292	1,041,292
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	583,304	583,304

		6,560,618

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 6,560,618)		6,560,618

TOTAL INVESTMENTS IN SECURITIES—101.00%
(Cost: $581,611,401)		539,675,683
Other Assets, Less Liabilities—(1.00)%		(5,320,301)

NET ASSETS—100.00%		$534,355,382

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Aerospace & Defense Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.90%

ADVANCED MATERIALS/PRODUCTS—3.98%
Ceradyne Inc.(a)	124,556	$2,895,927
Hexcel Corp.(a)	248,554	4,645,474

		7,541,401
AEROSPACE/DEFENSE—44.42%
Boeing Co. (The)	222,148	15,137,165
Cubic Corp.	75,530	3,060,476
Esterline Technologies Corp.(a)	78,561	4,032,536
General Dynamics Corp.	168,932	10,347,085
Lockheed Martin Corp.	145,193	10,911,254
Northrop Grumman Corp.	167,873	9,844,073
Raytheon Co.	206,304	9,545,686
Rockwell Collins Inc.	138,363	7,908,829
Spirit AeroSystems Holdings Inc. Class A(a)	231,780	4,716,723
Teledyne Technologies Inc.(a)	99,646	4,088,475
TransDigm Group Inc.	84,067	4,553,909

		84,146,211
AEROSPACE/DEFENSE - EQUIPMENT—29.81%
AAR Corp.(a)	160,130	2,690,184
Alliant Techsystems Inc.(a)	69,345	4,657,210
BE Aerospace Inc.(a)	190,121	5,589,557
Curtiss-Wright Corp.	123,949	3,754,415
Goodrich Corp.	113,817	8,293,845
HEICO Corp. Class A	108,213	3,125,192
Moog Inc. Class A(a)	116,425	4,169,179
Orbital Sciences Corp.(a)	207,564	3,038,737
Triumph Group Inc.	52,719	4,001,372
United Technologies Corp.	241,307	17,156,928

		56,476,619
AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS—1.15%
Force Protection Inc.(a)	489,211	2,186,773

		2,186,773
DIVERSIFIED MANUFACTURING OPERATIONS—3.62%
Textron Inc.(b)	330,540	6,862,011

		6,862,011
ELECTRONIC MEASURING INSTRUMENTS—3.34%
FLIR Systems Inc.(a)	212,579	6,326,351

		6,326,351
ELECTRONIC SECURITY DEVICES—1.02%
Taser International Inc.(a)(b)	469,636	1,925,508

		1,925,508

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Aerospace & Defense Index Fund

July 31, 2010

ELECTRONICS - MILITARY—3.84%
L-3 Communications Holdings Inc.	99,703	7,282,307

		7,282,307
ENTERPRISE SOFTWARE/SERVICES—1.50%
ManTech International Corp. Class A(a)	71,585	2,838,345

		2,838,345
METAL PROCESSORS & FABRICATORS—7.22%
Precision Castparts Corp.	88,300	10,789,377
RBC Bearings Inc.(a)	94,127	2,886,875

		13,676,252

TOTAL COMMON STOCKS
(Cost: $ 234,709,140)		189,261,778

SHORT-TERM INVESTMENTS—2.09%

MONEY MARKET FUNDS—2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,237,065	3,237,065
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	682,884	682,884
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	47,417	47,417

		3,967,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 3,967,366)		3,967,366

TOTAL INVESTMENTS IN SECURITIES—101.99%
(Cost: $238,676,506)		193,229,144
Other Assets, Less Liabilities—(1.99)%		(3,775,291)

NET ASSETS—100.00%		$189,453,853

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Basic Materials Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.77%

CHEMICALS—53.25%
A. Schulman Inc.	52,567	$1,029,788
Air Products and Chemicals Inc.	334,001	24,241,793
Airgas Inc.	118,197	7,717,082
Albemarle Corp.	154,687	6,747,447
Ashland Inc.	120,029	6,103,475
Cabot Corp.	85,329	2,517,205
Celanese Corp. Series A	264,850	7,439,636
CF Industries Holdings Inc.	120,148	9,754,816
Cytec Industries Inc.	81,972	4,092,042
Dow Chemical Co. (The)	1,935,107	52,886,474
E.I. du Pont de Nemours and Co.	1,521,255	61,869,441
Eastman Chemical Co.	115,589	7,240,495
Ecolab Inc.	394,822	19,310,744
FMC Corp.	123,061	7,690,082
H.B. Fuller Co.	81,757	1,671,113
Huntsman Corp.	325,845	3,411,597
International Flavors & Fragrances Inc.	132,928	6,032,273
Intrepid Potash Inc.(a)(b)	72,198	1,747,192
Lubrizol Corp.	115,436	10,792,112
Minerals Technologies Inc.	31,614	1,649,302
Mosaic Co. (The)	251,975	12,006,609
NewMarket Corp.	18,515	1,984,623
Olin Corp.	117,010	2,375,303
OM Group Inc.(b)	52,005	1,404,135
PPG Industries Inc.	279,853	19,441,388
Praxair Inc.	521,839	45,306,062
Rockwood Holdings Inc.(b)	85,827	2,507,007
RPM International Inc.	217,933	4,090,602
Sensient Technologies Corp.	83,458	2,458,673
Sigma-Aldrich Corp.	177,149	9,938,059
Solutia Inc.(b)	205,131	2,894,398
W.R. Grace & Co.(b)	102,117	2,621,343

		350,972,311
COAL—9.45%
Alpha Natural Resources Inc.(b)	202,037	7,744,078
Arch Coal Inc.	274,932	6,513,139
CONSOL Energy Inc.	381,836	14,311,213
Massey Energy Co.	173,995	5,320,767
Patriot Coal Corp.(a)(b)	130,609	1,575,145
Peabody Energy Corp.	451,085	20,366,488
Walter Energy Inc.	90,671	6,464,842

		62,295,672
ENVIRONMENTAL CONTROL—0.19%
Calgon Carbon Corp.(a)(b)	94,535	1,251,643

		1,251,643
FOREST PRODUCTS & PAPER—3.14%
Domtar Corp.(b)	71,002	4,153,617
International Paper Co.	683,548	16,541,862

		20,695,479

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Basic Materials Sector Index Fund

July 31, 2010

HOUSEHOLD PRODUCTS & WARES—0.95%
Avery Dennison Corp.	175,373	6,287,122

		6,287,122
IRON & STEEL—9.82%
AK Steel Holding Corp.	184,383	2,579,518
Allegheny Technologies Inc.	157,274	7,487,815
Carpenter Technology Corp.	74,425	2,601,154
Cliffs Natural Resources Inc.	229,050	12,957,359
Nucor Corp.	482,060	18,867,828
Reliance Steel & Aluminum Co.	108,462	4,260,387
Steel Dynamics Inc.	363,812	5,209,788
United States Steel Corp.(a)	242,671	10,757,605

		64,721,454
METAL FABRICATE & HARDWARE—0.65%
Commercial Metals Co.	189,639	2,728,905
Worthington Industries Inc.	108,499	1,554,791

		4,283,696
MINING—22.32%
Alcoa Inc.	1,726,139	19,280,973
Coeur d’Alene Mines Corp.(a)(b)	148,989	2,269,102
Compass Minerals International Inc.	54,848	3,877,205
Freeport-McMoRan Copper & Gold Inc.	727,393	52,037,695
Hecla Mining Co.(a)(b)	409,118	2,021,043
Kaiser Aluminum Corp.	24,876	1,019,916
Newmont Mining Corp.	818,049	45,728,939
Royal Gold Inc.	89,481	3,948,797
RTI International Metals Inc.(b)	50,829	1,442,527
Southern Copper Corp.	358,631	11,264,600
Titanium Metals Corp.(b)	144,495	3,199,119
USEC Inc.(a)(b)	191,432	1,058,619

		147,148,535

TOTAL COMMON STOCKS
(Cost: $ 802,827,217)		657,655,912

SHORT-TERM INVESTMENTS—2.49%

MONEY MARKET FUNDS—2.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	12,843,566	12,843,566
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	2,709,451	2,709,451

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Basic Materials Sector Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	841,538	841,538

		16,394,555

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 16,394,555)		16,394,555

TOTAL INVESTMENTS IN SECURITIES—102.26%
(Cost: $819,221,772)		674,050,467
Other Assets, Less Liabilities—(2.26)%		(14,902,368)

NET ASSETS—100.00%		$659,148,099

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Broker-Dealers Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.91%

FINANCE - INVESTMENT BANKER/BROKER—69.94%
Charles Schwab Corp. (The)	384,226	$5,682,702
E*TRADE Financial Corp.(a)	274,455	4,015,277
GFI Group Inc.	386,067	2,273,935
Goldman Sachs Group Inc. (The)	65,755	9,917,169
Greenhill & Co. Inc.(b)	52,105	3,545,745
Interactive Brokers Group Inc. Class A(a)	147,469	2,440,612
Investment Technology Group Inc.(a)	154,345	2,424,760
Jefferies Group Inc.	165,660	4,090,145
KBW Inc.(a)(b)	110,119	2,516,219
Knight Capital Group Inc. Class A(a)	211,697	3,044,203
MF Global Holdings Ltd.(a)	452,184	2,907,543
Morgan Stanley	296,542	8,003,669
optionsXpress Holdings Inc.(a)	162,324	2,532,254
Piper Jaffray Companies, Inc.(a)	77,137	2,405,903
Raymond James Financial Inc.	134,982	3,601,320
Stifel Financial Corp.(a)	76,512	3,545,566
SWS Group Inc.	210,685	1,837,173
TD AMERITRADE Holding Corp.(a)	235,817	3,711,760
TradeStation Group Inc.(a)	260,344	1,663,598

		70,159,553
FINANCE - OTHER SERVICES—19.91%
CME Group Inc.	21,944	6,117,987
IntercontinentalExchange Inc.(a)	44,340	4,683,191
NASDAQ OMX Group Inc. (The)(a)	207,299	4,036,112
NYSE Euronext Inc.	177,290	5,136,091

		19,973,381
INVESTMENT MANAGEMENT/ADVISORY SERVICES—10.06%
Ameriprise Financial Inc.	140,418	5,952,319
Legg Mason Inc.	143,147	4,135,517

		10,087,836

TOTAL COMMON STOCKS
(Cost: $ 124,798,654)		100,220,770

SHORT-TERM INVESTMENTS—4.21%

MONEY MARKET FUNDS—4.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,403,389	3,403,389
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	717,971	717,971

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Broker-Dealers Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	100,063	100,063

		4,221,423

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 4,221,423)		4,221,423

TOTAL INVESTMENTS IN SECURITIES—104.12%
(Cost: $129,020,077)		104,442,193
Other Assets, Less Liabilities—(4.12)%		(4,129,454)

NET ASSETS—100.00%		$100,312,739

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Consumer Goods Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.69%

AGRICULTURE—17.86%
Altria Group Inc.	454,840	$10,079,254
Archer-Daniels-Midland Co.	128,372	3,512,258
Bunge Ltd.	31,407	1,559,358
Lorillard Inc.	33,552	2,558,005
Monsanto Co.	118,179	6,835,473
Philip Morris International Inc.	407,429	20,795,176
Reynolds American Inc.	36,842	2,130,204
Universal Corp.	5,380	238,603

		47,708,331
APPAREL—4.92%
Carter’s Inc.(a)	12,989	314,853
Coach Inc.	66,705	2,466,084
Deckers Outdoor Corp.(a)	8,440	429,512
Hanesbrands Inc.(a)	20,544	514,627
Iconix Brand Group Inc.(a)	15,664	257,829
Jones Apparel Group Inc.	19,183	334,552
Nike Inc. Class B	59,932	4,413,392
Phillips-Van Heusen Corp.	11,357	589,315
Polo Ralph Lauren Corp.	14,407	1,138,297
SKECHERS U.S.A. Inc. Class A(a)	7,894	292,788
Timberland Co. Class A(a)	9,290	163,690
VF Corp.	19,051	1,511,316
Warnaco Group Inc. (The)(a)	9,713	405,712
Wolverine World Wide Inc.	10,871	310,802

		13,142,769
AUTO MANUFACTURERS—3.48%
Ford Motor Co.(a)(b)	728,540	9,303,456

		9,303,456
AUTO PARTS & EQUIPMENT—3.20%
BorgWarner Inc.(a)	25,713	1,127,772
Cooper Tire & Rubber Co.	13,283	287,046
Dana Holding Corp.(a)	30,484	362,150
Goodyear Tire & Rubber Co. (The)(a)	52,568	560,900
Johnson Controls Inc.	146,596	4,223,431
Lear Corp.(a)	10,225	799,288
TRW Automotive Holdings Corp.(a)	18,147	636,778
WABCO Holdings Inc.(a)	13,995	541,327

		8,538,692
BEVERAGES—21.63%
Brown-Forman Corp. Class A	4,085	261,889
Brown-Forman Corp. Class B NVS	19,661	1,242,772
Coca-Cola Co. (The)	465,038	25,628,244
Coca-Cola Enterprises Inc.	71,275	2,045,592
Constellation Brands Inc. Class A(a)	43,228	737,470
Dr Pepper Snapple Group Inc.	53,586	2,012,154
Green Mountain Coffee Roasters Inc.(a)(b)	25,366	781,019
Hansen Natural Corp.(a)	15,476	648,290
Molson Coors Brewing Co. Class B NVS	34,276	1,542,763

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Consumer Goods Sector Index Fund

July 31, 2010

PepsiCo Inc.	352,279	22,866,430

		57,766,623
BIOTECHNOLOGY—0.06%
Martek Biosciences Corp.(a)(b)	7,299	151,016

		151,016
COSMETICS & PERSONAL CARE—19.52%
Alberto-Culver Co.	19,203	562,072
Avon Products Inc.	94,726	2,948,820
Colgate-Palmolive Co.	107,506	8,490,824
Estee Lauder Companies Inc. (The) Class A	26,548	1,652,613
Procter & Gamble Co. (The)	629,098	38,475,634

		52,129,963
DISTRIBUTION & WHOLESALE—1.01%
Central European Distribution Corp.(a)	13,878	361,799
Genuine Parts Co.	34,847	1,492,497
LKQ Corp.(a)	30,601	605,288
Pool Corp.	10,893	241,062

		2,700,646
ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
Energizer Holdings Inc.(a)	15,070	927,106

		927,106
ELECTRONICS—0.49%
Garmin Ltd.(b)	25,755	734,275
Gentex Corp.	29,807	574,381

		1,308,656
ENVIRONMENTAL CONTROL—0.05%
Darling International Inc.(a)	18,063	147,394

		147,394
FOOD—13.85%
Campbell Soup Co.	46,124	1,655,852
Chiquita Brands International Inc.(a)	9,721	142,704
ConAgra Foods Inc.	97,530	2,290,004
Corn Products International Inc.	16,196	539,975
Dean Foods Co.(a)	39,574	453,518
Del Monte Foods Co.	43,407	602,489
Flowers Foods Inc.	20,055	485,933
Fresh Del Monte Produce Inc.(a)	9,205	191,832
General Mills Inc.	136,981	4,684,750
H.J. Heinz Co.	68,402	3,042,521
Hain Celestial Group Inc.(a)	8,981	189,140
Hershey Co. (The)	33,954	1,595,838
Hormel Foods Corp.	15,808	678,479
J.M. Smucker Co. (The)	25,794	1,584,525
Kellogg Co.	56,310	2,818,316
Kraft Foods Inc. Class A	349,702	10,214,795
McCormick & Co. Inc. NVS	24,214	952,337
Ralcorp Holdings Inc.(a)	11,992	700,333
Sara Lee Corp.	136,804	2,023,331
Smithfield Foods Inc.(a)	33,843	482,263

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Consumer Goods Sector Index Fund

July 31, 2010

Tootsie Roll Industries Inc.(b)	5,165	130,313
TreeHouse Foods Inc.(a)	7,645	364,590
Tyson Foods Inc. Class A	67,005	1,173,258

		36,997,096
HAND & MACHINE TOOLS—0.97%
Snap-on Inc.	12,575	561,725
Stanley Black & Decker Inc.	34,949	2,027,741

		2,589,466
HOME BUILDERS—1.48%
D.R. Horton Inc.	60,477	666,456
KB Home	16,765	190,786
Lennar Corp. Class A	33,728	498,163
M.D.C. Holdings Inc.	7,858	228,825
NVR Inc.(a)	1,344	842,016
Pulte Homes Inc.(a)	73,092	641,748
Ryland Group Inc.	9,587	156,460
Thor Industries Inc.	7,656	213,143
Toll Brothers Inc.(a)	29,573	513,387

		3,950,984
HOME FURNISHINGS—0.93%
Harman International Industries Inc.(a)	15,169	461,289
Tempur-Pedic International Inc.(a)	14,802	453,978
TiVo Inc.(a)	24,785	212,655
Whirlpool Corp.	16,320	1,359,456

		2,487,378
HOUSEHOLD PRODUCTS & WARES—4.08%
Church & Dwight Co. Inc.	15,240	1,009,955
Clorox Co. (The)	30,155	1,956,456
Fossil Inc.(a)	10,368	410,573
Jarden Corp.	20,186	584,385
Kimberly-Clark Corp.	90,678	5,814,273
Scotts Miracle-Gro Co. (The) Class A	9,843	474,925
Tupperware Brands Corp.	13,702	539,722
WD-40 Co.	3,339	121,406

		10,911,695
HOUSEWARES—0.35%
Newell Rubbermaid Inc.	60,682	940,571

		940,571
LEISURE TIME—0.84%
Brunswick Corp.	19,389	328,062
Callaway Golf Co.	14,181	95,722
Harley-Davidson Inc.	50,946	1,387,260
Polaris Industries Inc.(b)	7,125	425,362

		2,236,406
MACHINERY—0.08%
Briggs & Stratton Corp.	11,043	209,486

		209,486

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Consumer Goods Sector Index Fund

July 31, 2010

MANUFACTURING—0.42%
Eastman Kodak Co.(a)	55,043	218,521
Lancaster Colony Corp.	4,509	234,107
Leggett & Platt Inc.	32,469	676,654

		1,129,282
OFFICE FURNISHINGS—0.16%
Herman Miller Inc.	12,272	211,079
HNI Corp.	8,024	207,340

		418,419
PHARMACEUTICALS—1.39%
Herbalife Ltd.	13,205	655,496
Mead Johnson Nutrition Co. Class A	44,601	2,370,097
NBTY Inc.(a)	12,584	678,152

		3,703,745
RETAIL—0.23%
Nu Skin Enterprises Inc. Class A	11,230	319,831
Under Armour Inc. Class A(a)	7,638	286,883

		606,714
SOFTWARE—1.04%
Activision Blizzard Inc.	121,959	1,448,873
Electronic Arts Inc.(a)	71,044	1,131,731
Take-Two Interactive Software Inc.(a)	18,273	187,298

		2,767,902
TEXTILES—0.22%
Mohawk Industries Inc.(a)	12,087	591,417

		591,417
TOYS, GAMES & HOBBIES—1.08%
Hasbro Inc.	28,548	1,203,298
Mattel Inc.	79,050	1,672,698

		2,875,996

TOTAL COMMON STOCKS
(Cost: $ 303,164,065)		266,241,209

SHORT-TERM INVESTMENTS—1.58%

MONEY MARKET FUNDS—1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,096,830	3,096,830
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	653,300	653,300

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Consumer Goods Sector Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	475,986	475,986

		4,226,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 4,226,116)		4,226,116

TOTAL INVESTMENTS IN SECURITIES—101.27%
(Cost: $307,390,181)		270,467,325
Other Assets, Less Liabilities—(1.27)%		(3,398,580)

NET ASSETS—100.00%		$267,068,745

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Consumer Services Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—1.26%
Interpublic Group of Companies Inc. (The)(a)	73,514	$671,918
Lamar Advertising Co. Class A(a)(b)	8,703	238,027
Omnicom Group Inc.	46,595	1,736,130

		2,646,075
AIRLINES—2.46%
Alaska Air Group Inc.(a)	5,320	274,459
AMR Corp.(a)	50,354	356,506
Continental Airlines Inc. Class B(a)	21,173	529,749
Delta Air Lines Inc.(a)	119,307	1,417,367
JetBlue Airways Corp.(a)(b)	37,065	238,328
SkyWest Inc.	8,483	105,613
Southwest Airlines Co.	112,579	1,356,577
UAL Corp.(a)(b)	25,737	610,997
US Airways Group Inc.(a)	24,478	265,586

		5,155,182
APPAREL—0.25%
Guess? Inc.	8,846	315,802
Gymboree Corp.(a)	4,533	196,279

		512,081
COMMERCIAL SERVICES—4.32%
Aaron’s Inc.	10,446	189,699
Apollo Group Inc. Class A(a)	20,560	948,433
Arbitron Inc.	4,005	115,744
Avis Budget Group Inc.(a)	15,425	190,344
Career Education Corp.(a)	9,990	244,056
Chemed Corp.	3,472	183,738
Corinthian Colleges Inc.(a)(b)	13,227	120,366
DeVry Inc.	9,421	506,850
H&R Block Inc.	49,964	783,435
Hertz Global Holdings Inc.(a)(b)	27,862	327,100
Hillenbrand Inc.	9,285	205,106
ITT Educational Services Inc.(a)(b)	5,242	423,239
Live Nation Entertainment Inc.(a)	21,513	198,565
McKesson Corp.	40,779	2,561,737
Morningstar Inc.(a)	3,268	147,093
Rent-A-Center Inc.(a)	9,904	217,789
Rollins Inc.	7,725	168,714
Service Corp. International	38,711	329,818
Sotheby’s	10,198	276,672
Strayer Education Inc.	2,120	507,528
Valassis Communications Inc.(a)	7,571	261,729
Weight Watchers International Inc.	5,310	145,441

		9,053,196
COMPUTERS—0.45%
FactSet Research Systems Inc.	6,468	485,100
IHS Inc. Class A(a)	7,125	451,084

		936,184

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Consumer Services Sector Index Fund

July 31, 2010

ELECTRONICS—0.25%
Dolby Laboratories Inc. Class A(a)	8,098	513,980

		513,980
ENTERTAINMENT—1.14%
Bally Technologies Inc.(a)	8,238	266,088
DreamWorks Animation SKG Inc. Class A(a)	9,688	301,878
International Game Technology	45,097	687,278
International Speedway Corp. Class A	4,219	109,272
Madison Square Garden Inc. Class A(a)	9,318	179,278
Penn National Gaming Inc.(a)	10,176	278,721
Pinnacle Entertainment Inc.(a)	8,327	90,348
Regal Entertainment Group Class A	11,800	157,530
Scientific Games Corp. Class A(a)	10,354	109,649
Vail Resorts Inc.(a)	5,492	208,037

		2,388,079
FOOD—3.57%
Kroger Co. (The)	91,097	1,929,434
Ruddick Corp.	6,332	224,469
Safeway Inc.	58,926	1,210,340
SUPERVALU Inc.	32,092	361,998
Sysco Corp.	89,439	2,769,926
United Natural Foods Inc.(a)	6,045	203,898
Whole Foods Market Inc.(a)	20,482	777,702

		7,477,767
INTERNET—6.90%
Amazon.com Inc.(a)	52,694	6,212,096
eBay Inc.(a)	170,208	3,559,049
Expedia Inc.	31,631	717,391
GSI Commerce Inc.(a)	8,549	192,523
Liberty Media Corp. - Liberty Interactive Group Series A(a)	85,689	970,000
Netflix Inc.(a)	6,849	702,365
Priceline.com Inc.(a)	7,201	1,615,904
ValueClick Inc.(a)	12,333	135,046
WebMD Health Corp.(a)	7,287	337,170

		14,441,544
LEISURE TIME—1.64%
Carnival Corp.	63,377	2,197,914
Interval Leisure Group Inc.(a)	6,079	84,559
Life Time Fitness Inc.(a)(b)	6,254	227,395
Royal Caribbean Cruises Ltd.(a)	20,461	590,505
WMS Industries Inc.(a)	8,852	340,891

		3,441,264
LODGING—3.67%
Boyd Gaming Corp.(a)	8,536	72,215
Choice Hotels International Inc.	4,938	163,003
Gaylord Entertainment Co.(a)(b)	5,279	153,038
Hyatt Hotels Corp. Class A(a)	5,480	214,323
Las Vegas Sands Corp.(a)	65,647	1,763,278
Marriott International Inc. Class A	47,811	1,621,271
MGM MIRAGE(a)	37,745	409,911
Orient-Express Hotels Ltd. Class A(a)	16,146	147,090
Starwood Hotels & Resorts Worldwide Inc.	26,548	1,286,251
Wyndham Worldwide Corp.	27,170	693,650

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Consumer Services Sector Index Fund

July 31, 2010

Wynn Resorts Ltd.	13,258	1,162,461

		7,686,491
MANUFACTURING—0.08%
Matthews International Corp. Class A	4,588	165,673

		165,673
MEDIA—23.26%
Cablevision Systems Corp. Class A	38,171	1,046,267
CBS Corp. Class B NVS	94,871	1,402,193
Comcast Corp. Class A	312,314	6,080,754
Comcast Corp. Class A Special	113,395	2,093,272
CTC Media Inc.	8,208	147,990
DIRECTV Class A(a)	134,549	4,999,841
Discovery Communications Inc. Series A(a)	20,365	786,293
Discovery Communications Inc. Series C(a)	21,157	727,378
DISH Network Corp. Class A	31,636	635,251
Gannett Co. Inc.	35,643	469,775
John Wiley & Sons Inc. Class A	7,349	289,404
Liberty Global Inc. Series A(a)(b)	18,482	540,598
Liberty Global Inc. Series C(a)	19,897	581,987
Liberty Media Corp. - Liberty Capital Group Series A(a)	12,608	588,037
Liberty Media Corp. - Liberty Starz Group Series A(a)	7,536	413,651
McGraw-Hill Companies Inc. (The)	47,738	1,465,079
Meredith Corp.	5,394	171,259
New York Times Co. (The) Class A(a)	14,623	127,805
News Corp. Class A NVS	275,354	3,593,370
News Corp. Class B	66,096	977,560
Scholastic Corp.	4,177	105,803
Scripps Networks Interactive Inc. Class A	13,446	573,203
Time Warner Cable Inc.	53,475	3,057,166
Time Warner Inc.	173,686	5,464,161
Viacom Inc. Class B NVS(a)	84,243	2,783,389
Walt Disney Co. (The)	273,267	9,206,365
Washington Post Co. (The) Class B	872	366,667

		48,694,518
PHARMACEUTICALS—1.80%
AmerisourceBergen Corp.	42,896	1,285,593
Cardinal Health Inc.	54,764	1,767,234
Omnicare Inc.	18,256	449,645
VCA Antech Inc.(a)	12,807	266,898

		3,769,370
RETAIL—48.52%
99 Cents Only Stores(a)	6,989	116,157
Abercrombie & Fitch Co. Class A	13,265	490,009
Advance Auto Parts Inc.	13,334	713,769
Aeropostale Inc.(a)	14,297	406,464
American Eagle Outfitters Inc.	27,214	335,004
AnnTaylor Stores Corp.(a)	8,882	155,790
AutoNation Inc.(a)(b)	10,967	267,924
AutoZone Inc.(a)	4,412	933,447
Barnes & Noble Inc.(b)	5,859	75,991
Bed Bath & Beyond Inc.(a)	39,783	1,506,980
Best Buy Co. Inc.	52,215	1,809,772
Big Lots Inc.(a)	12,306	422,219
BJ’s Wholesale Club Inc.(a)	8,135	370,549
Bob Evans Farms Inc.	4,721	123,785
Brinker International Inc.	15,344	241,208

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Consumer Services Sector Index Fund

July 31, 2010

Buckle Inc. (The)(b)	4,020	110,751
Burger King Holdings Inc.	14,078	243,268
CarMax Inc.(a)	33,842	714,066
Casey’s General Stores Inc.	7,607	290,968
Cato Corp. (The) Class A	4,184	97,403
CEC Entertainment Inc.(a)	3,290	114,262
Cheesecake Factory Inc. (The)(a)	8,590	201,350
Chico’s FAS Inc.	26,833	251,425
Children’s Place Retail Stores Inc. (The)(a)	2,912	121,867
Chipotle Mexican Grill Inc.(a)	4,805	710,659
Collective Brands Inc.(a)	9,700	155,394
Copart Inc.(a)	11,335	413,047
Costco Wholesale Corp.	66,652	3,779,835
Cracker Barrel Old Country Store Inc.	3,429	167,952
CVS Caremark Corp.	206,436	6,335,521
Darden Restaurants Inc.	21,173	886,937
Dick’s Sporting Goods Inc.(a)	13,500	355,185
Dillard’s Inc. Class A	8,452	195,579
Dollar Tree Inc.(a)	20,105	891,054
Dress Barn Inc.(a)	10,527	260,017
Family Dollar Stores Inc.	19,339	799,668
Foot Locker Inc.	23,377	317,693
GameStop Corp. Class A(a)(b)	23,193	465,020
Gap Inc. (The)	57,846	1,047,591
Genesco Inc.(a)	3,593	98,053
Group 1 Automotive Inc.(a)	3,587	99,432
Home Depot Inc. (The)	257,647	7,345,516
HSN Inc.(a)	5,974	175,636
J. Crew Group Inc.(a)	7,859	280,016
J.C. Penney Co. Inc.	31,540	776,830
Jack in the Box Inc.(a)	8,481	174,963
Kohl’s Corp.(a)	43,601	2,079,332
Limited Brands Inc.	41,745	1,070,342
Lowe’s Companies Inc.	218,947	4,540,961
Macy’s Inc.	63,745	1,188,844
McDonald’s Corp.	163,709	11,415,428
Men’s Wearhouse Inc. (The)	7,097	138,108
Nordstrom Inc.	25,570	869,380
O’Reilly Automotive Inc.(a)(b)	20,763	1,023,201
Office Depot Inc.(a)	41,153	177,781
OfficeMax Inc.(a)	12,889	184,184
P.F. Chang’s China Bistro Inc.(b)	3,292	136,289
Panera Bread Co. Class A(a)	4,541	355,152
Papa John’s International Inc.(a)	3,237	81,993
PetSmart Inc.	17,950	557,347
RadioShack Corp.	18,883	406,740
Regis Corp.	8,693	132,394
Rite Aid Corp.(a)(b)	91,446	90,440
Ross Stores Inc.	18,574	978,107
Saks Inc.(a)(b)	21,253	174,487
Sally Beauty Holdings Inc.(a)	14,386	136,091
Sears Holdings Corp.(a)(b)	7,532	534,772
Signet Jewelers Ltd.(a)	12,871	383,170
Sonic Corp.(a)	9,260	81,488
Staples Inc.	110,822	2,253,011
Starbucks Corp.(a)	112,838	2,804,024
Target Corp.	101,693	5,218,885
Tiffany & Co.	19,190	807,323
TJX Companies Inc. (The)	62,005	2,574,448
Tractor Supply Co.	5,482	381,054
Urban Outfitters Inc.(a)	20,244	651,047
Wal-Mart Stores Inc.	322,817	16,525,001
Walgreen Co.	148,417	4,237,305
Wendy’s/Arby’s Group Inc. Class A	51,252	223,459
Williams-Sonoma Inc.	14,645	391,168

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Consumer Services Sector Index Fund

July 31, 2010

Yum! Brands Inc.	70,922	2,929,079

		101,577,861
SOFTWARE—0.34%
Acxiom Corp.(a)	11,920	182,853
Dun & Bradstreet Corp. (The)	7,648	522,817

		705,670

TOTAL COMMON STOCKS
(Cost: $ 264,713,862)		209,164,935

SHORT-TERM INVESTMENTS—1.69%

MONEY MARKET FUNDS—1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	2,668,978	2,668,978
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	563,042	563,042
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	306,324	306,324

		3,538,344

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,538,344)		3,538,344

TOTAL INVESTMENTS IN SECURITIES—101.60%
(Cost: $268,252,206)		212,703,279
Other Assets, Less Liabilities—(1.60)%		(3,343,769)

NET ASSETS—100.00%		$209,359,510

NVS — Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Energy Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

ELECTRIC—0.77%
OGE Energy Corp.	119,775	$4,747,881

		4,747,881
ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
SunPower Corp. Class A(a)(b)	20,191	250,974
SunPower Corp. Class B(a)	56,815	655,645

		906,619
ENERGY - ALTERNATE SOURCES—0.48%
First Solar Inc.(a)(b)	23,340	2,928,003

		2,928,003
GAS—0.46%
Energen Corp.	43,586	1,936,962
Southern Union Co.	40,409	912,031

		2,848,993
MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	941	16,759

		16,759
OIL & GAS—79.28%
Anadarko Petroleum Corp.	285,378	14,029,182
Apache Corp.	208,235	19,903,101
Atlas Energy Inc.(a)	31,769	940,045
Atwood Oceanics Inc.(a)	16,914	460,061
Berry Petroleum Co. Class A	8,178	243,868
Bill Barrett Corp.(a)	16,816	594,950
Brigham Exploration Co.(a)	82,380	1,421,879
Cabot Oil & Gas Corp.	54,078	1,647,757
Carrizo Oil & Gas Inc.(a)(b)	16,190	317,486
Chesapeake Energy Corp.	323,266	6,798,284
Chevron Corp.	1,003,815	76,500,743
Cimarex Energy Co.	43,021	2,962,856
Comstock Resources Inc.(a)	22,654	573,373
Concho Resources Inc.(a)	35,744	2,143,925
ConocoPhillips	674,583	37,250,473
Continental Resources Inc.(a)(b)	13,433	611,604
Denbury Resources Inc.(a)	183,508	2,906,767
Devon Energy Corp.	252,293	15,765,790
Diamond Offshore Drilling Inc.	55,953	3,328,644
EOG Resources Inc.	154,631	15,076,522
EXCO Resources Inc.	64,795	940,175
Exxon Mobil Corp.	2,510,523	149,828,012
Forest Oil Corp.(a)	43,471	1,242,836
Frontier Oil Corp.	78,195	961,017
Helmerich & Payne Inc.	47,566	1,927,850
Hess Corp.	179,847	9,638,001
Holly Corp.	40,411	1,080,186
Marathon Oil Corp.	399,982	13,379,398
Mariner Energy Inc.(a)	50,122	1,197,415

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Energy Sector Index Fund

July 31, 2010

Murphy Oil Corp.	119,158	6,523,900
Nabors Industries Ltd.(a)	127,246	2,342,599
Newfield Exploration Co.(a)	75,619	4,042,592
Noble Corp.(a)	150,343	4,886,147
Noble Energy Inc.	102,779	6,892,360
Occidental Petroleum Corp.	378,345	29,484,426
Patterson-UTI Energy Inc.	67,667	1,111,769
Penn Virginia Corp.	6,660	126,540
Petrohawk Energy Corp.(a)	124,921	1,970,004
Pioneer Natural Resources Co.	54,181	3,138,163
Plains Exploration & Production Co.(a)	54,058	1,219,008
Pride International Inc.(a)	77,677	1,847,936
QEP Resources Inc.(a)	85,417	2,940,053
Quicksilver Resources Inc.(a)	45,985	578,951
Range Resources Corp.	79,896	2,965,740
Rowan Companies Inc.(a)	47,111	1,190,024
SandRidge Energy Inc.(a)	190,758	1,125,472
SM Energy Co.	24,776	1,026,222
Southwestern Energy Co.(a)	189,303	6,900,094
Sunoco Inc.	74,722	2,665,334
Swift Energy Co.(a)	11,172	289,690
Tesoro Corp.	78,263	1,010,375
Transocean Ltd.(a)	178,012	8,225,934
Ultra Petroleum Corp.(a)	81,969	3,473,027
Unit Corp.(a)	17,888	731,619
Valero Energy Corp.	277,327	4,711,786
Whiting Petroleum Corp.(a)	20,303	1,786,867

		486,878,832
OIL & GAS SERVICES—16.70%
Baker Hughes Inc.	245,759	11,862,787
Cameron International Corp.(a)	125,625	4,973,494
Complete Production Services Inc.(a)	53,075	1,021,694
Core Laboratories NV(b)	25,831	1,995,445
Dresser-Rand Group Inc.(a)	50,978	1,896,891
Dril-Quip Inc.(a)	15,425	806,419
Exterran Holdings Inc.(a)	17,699	472,032
FMC Technologies Inc.(a)	65,738	4,159,901
Global Industries Ltd.(a)	28,270	134,000
Halliburton Co.	478,174	14,287,839
Helix Energy Solutions Group Inc.(a)	58,160	546,122
Key Energy Services Inc.(a)	53,397	515,815
National Oilwell Varco Inc.	215,884	8,454,018
Oceaneering International Inc.(a)	29,557	1,462,480
Oil States International Inc.(a)	16,817	772,573
Schlumberger Ltd.	577,650	34,462,599
SEACOR Holdings Inc.(a)	19,651	1,627,496
Smith International Inc.	123,344	5,116,309
Superior Energy Services Inc.(a)	30,636	698,194
Tetra Technologies Inc.(a)	21,646	225,551
Tidewater Inc.	28,271	1,158,546
Weatherford International Ltd.(a)	363,028	5,881,054

		102,531,259
PIPELINES—1.81%
El Paso Corp.	422,984	5,211,163
Williams Companies Inc. (The)	304,408	5,908,559

		11,119,722

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Energy Sector Index Fund

July 31, 2010

TRANSPORTATION—0.15%
Bristow Group Inc.(a)	26,648	890,843

		890,843

TOTAL COMMON STOCKS
(Cost: $ 790,176,367)		612,868,911

SHORT-TERM INVESTMENTS—0.81%

MONEY MARKET FUNDS—0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,328,240	3,328,240
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	702,118	702,118
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	966,298	966,298

		4,996,656

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 4,996,656)		4,996,656

TOTAL INVESTMENTS IN SECURITIES—100.61%
(Cost: $795,173,023)		617,865,567
Other Assets, Less Liabilities—(0.61)%		(3,729,627)

NET ASSETS—100.00%		$614,135,940

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Financial Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

BANKS—28.36%
Associated Banc-Corp	41,455	$563,373
BancorpSouth Inc.	18,277	267,941
Bank of America Corp.	2,376,580	33,367,183
Bank of Hawaii Corp.	11,277	561,707
Bank of New York Mellon Corp. (The)	289,082	7,247,286
BB&T Corp.	165,127	4,100,103
BOK Financial Corp.	6,414	312,426
CapitalSource Inc.	71,274	383,454
Cathay General Bancorp	18,263	214,773
City National Corp.	11,458	649,325
Comerica Inc.	41,990	1,610,736
Commerce Bancshares Inc.	17,735	694,325
Cullen/Frost Bankers Inc.	13,503	745,501
East West Bancorp Inc.	35,554	554,287
F.N.B. Corp.	27,415	234,947
Fifth Third Bancorp	190,340	2,419,221
First Financial Bankshares Inc.	4,936	241,963
First Horizon National Corp.(a)	54,525	625,402
First Midwest Bancorp Inc.	16,955	213,294
FirstMerit Corp.	25,844	509,385
Fulton Financial Corp.	47,555	433,226
Glacier Bancorp Inc.	16,960	271,021
Hancock Holding Co.	7,606	232,059
Huntington Bancshares Inc.	170,740	1,034,684
IBERIABANK Corp.	6,445	334,882
International Bancshares Corp.(b)	12,846	222,750
KeyCorp	210,249	1,778,706
M&T Bank Corp.	20,324	1,775,098
Marshall & Ilsley Corp.	125,171	879,952
MB Financial Inc.	12,685	219,958
National Penn Bancshares Inc.	30,157	200,846
Northern Trust Corp.	57,775	2,714,847
Old National Bancorp	20,948	220,373
PacWest Bancorp	7,106	148,729
Park National Corp.	2,788	187,019
PNC Financial Services Group Inc. (The)(c)	125,735	7,467,402
Popular Inc.(a)	154,501	443,418
PrivateBancorp Inc.	17,255	213,444
Prosperity Bancshares Inc.	11,062	374,781
Regions Financial Corp.	284,350	2,084,285
State Street Corp.	118,354	4,606,338
Sterling Bancshares Inc.	24,188	125,536
SunTrust Banks Inc.	119,387	3,098,093
Susquehanna Bancshares Inc.	30,426	263,185
SVB Financial Group(a)	9,836	424,817
Synovus Financial Corp.	102,256	267,911
TCF Financial Corp.	32,199	510,032
TrustCo Bank Corp. NY	17,598	102,420
Trustmark Corp.	13,355	293,810
U.S. Bancorp	457,090	10,924,451
UMB Financial Corp.	7,698	289,599
Umpqua Holdings Corp.	27,406	343,397
United Bankshares Inc.(b)	10,336	263,878
Valley National Bancorp	39,119	567,617
Webster Financial Corp.	15,738	293,356
Wells Fargo & Co.	1,171,921	32,497,369

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Financial Sector Index Fund

July 31, 2010

Westamerica Bancorporation(b)	7,026	377,718
Whitney Holding Corp.	23,386	189,894
Wilmington Trust Corp.	22,215	225,260
Wintrust Financial Corp.	7,204	224,188
Zions Bancorporation(b)	38,445	853,095

		133,496,076
COMMERCIAL SERVICES—3.87%
Equifax Inc.	30,161	945,246
MasterCard Inc. Class A	23,020	4,835,121
Moody’s Corp.	48,908	1,151,783
Visa Inc. Class A	118,383	8,683,393
Western Union Co.	161,418	2,619,814

		18,235,357
DIVERSIFIED FINANCIAL SERVICES—29.42%
Affiliated Managers Group Inc.(a)	10,679	756,394
American Express Co.	254,581	11,364,496
AmeriCredit Corp.(a)	16,282	392,559
Ameriprise Financial Inc.	61,057	2,588,206
BlackRock Inc.(c)	10,007	1,576,002
Capital One Financial Corp.	108,978	4,613,039
Charles Schwab Corp. (The)	231,585	3,425,142
CIT Group Inc.(a)	42,368	1,540,500
Citigroup Inc.(a)	5,046,176	20,689,322
CME Group Inc.	15,810	4,407,828
Discover Financial Services	130,145	1,987,314
E*TRADE Financial Corp.(a)	48,118	703,966
Eaton Vance Corp.	28,135	842,925
Federated Investors Inc. Class B	24,376	517,259
Franklin Resources Inc.	37,275	3,749,119
GLG Partners Inc.(a)(b)	40,699	179,483
Goldman Sachs Group Inc. (The)	103,072	15,545,319
Greenhill & Co. Inc.	7,064	480,705
IntercontinentalExchange Inc.(a)	17,617	1,860,707
Invesco Ltd.(b)	104,480	2,041,539
Investment Technology Group Inc.(a)	10,394	163,290
Janus Capital Group Inc.	43,279	453,564
Jefferies Group Inc.(b)	26,555	655,643
JPMorgan Chase & Co.	950,148	38,271,961
KBW Inc.(a)	8,392	191,757
Knight Capital Group Inc. Class A(a)	21,289	306,136
Legg Mason Inc.	38,328	1,107,296
MF Global Holdings Ltd.(a)	28,988	186,393
Morgan Stanley	304,970	8,231,140
NASDAQ OMX Group Inc. (The)(a)	39,438	767,858
NYSE Euronext Inc.	61,982	1,795,619
optionsXpress Holdings Inc.(a)	10,777	168,121
Piper Jaffray Companies, Inc.(a)	5,117	159,599
Raymond James Financial Inc.	23,448	625,593
SLM Corp.(a)	116,354	1,396,248
Stifel Financial Corp.(a)	8,231	381,425
T. Rowe Price Group Inc.	61,986	2,989,585
TD AMERITRADE Holding Corp.(a)	56,230	885,060
Waddell & Reed Financial Inc. Class A	20,781	495,211

		138,493,323
INSURANCE—21.33%
ACE Ltd.	79,678	4,229,308
Aflac Inc.	111,567	5,487,981

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Financial Sector Index Fund

July 31, 2010

Alleghany Corp.(a)	1,777	533,491
Allied World Assurance Holdings Ltd.	9,604	478,471
Allstate Corp. (The)	120,590	3,405,462
American Financial Group Inc.	19,336	569,832
American International Group Inc.(a)(b)	28,234	1,086,162
American National Insurance Co.	3,422	267,874
Aon Corp.	56,799	2,139,618
Arch Capital Group Ltd.(a)	12,646	989,676
Argo Group International Holdings Ltd.	7,276	226,575
Arthur J. Gallagher & Co.	24,549	624,036
Aspen Insurance Holdings Ltd.	17,368	475,015
Assurant Inc.	26,744	997,284
Assured Guaranty Ltd.	40,447	635,018
Axis Capital Holdings Ltd.	30,283	943,921
Berkshire Hathaway Inc. Class B(a)	185,021	14,453,840
Brown & Brown Inc.	27,684	554,234
Chubb Corp.	78,594	4,136,402
Cincinnati Financial Corp.	36,277	999,431
CNO Financial Group Inc.(a)	59,914	321,738
Delphi Financial Group Inc. Class A	11,448	297,076
Endurance Specialty Holdings Ltd.(b)	11,651	449,612
Erie Indemnity Co. Class A	6,919	339,239
Everest Re Group Ltd.(b)	14,439	1,120,755
Fidelity National Financial Inc. Class A	55,438	818,819
First American Financial Corp.	29,038	428,310
Genworth Financial Inc. Class A(a)	116,921	1,587,787
Hanover Insurance Group Inc. (The)	10,713	469,551
Hartford Financial Services Group Inc. (The)	105,958	2,480,477
HCC Insurance Holdings Inc.	27,554	719,710
Horace Mann Educators Corp.	9,267	155,871
Lincoln National Corp.	72,296	1,882,588
Loews Corp.	81,348	3,022,078
Markel Corp.(a)	2,346	792,948
Marsh & McLennan Companies Inc.	129,523	3,046,381
MBIA Inc.(a)(b)	38,954	338,121
Mercury General Corp.	6,125	264,171
MetLife Inc.	138,663	5,832,166
MGIC Investment Corp.(a)	48,250	414,467
Montpelier Re Holdings Ltd.	18,833	306,225
Old Republic International Corp.	57,663	721,364
PartnerRe Ltd.	18,718	1,354,622
Platinum Underwriters Holdings Ltd.	10,869	424,760
Principal Financial Group Inc.	71,856	1,840,232
ProAssurance Corp.(a)	7,789	463,523
Progressive Corp. (The)	151,808	2,981,509
Protective Life Corp.	21,288	478,767
Prudential Financial Inc.	110,340	6,321,379
Radian Group Inc.	32,258	277,419
Reinsurance Group of America Inc.	17,289	829,526
RenaissanceRe Holdings Ltd.	13,843	792,096
RLI Corp.	4,189	232,448
Selective Insurance Group Inc.	12,691	197,472
StanCorp Financial Group Inc.	11,327	426,915
Torchmark Corp.	19,765	1,048,929
Tower Group Inc.	9,800	211,190
Transatlantic Holdings Inc.	15,382	735,413
Travelers Companies Inc. (The)	118,507	5,978,678
Unitrin Inc.	10,987	305,329
Unum Group	79,243	1,808,325
Validus Holdings Ltd.	21,327	529,763
W.R. Berkley Corp.	32,013	864,671
White Mountains Insurance Group Ltd.	1,830	574,711
Willis Group Holdings PLC(b)	40,281	1,232,599

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Financial Sector Index Fund

July 31, 2010

XL Group PLC	81,883	1,451,786

		100,405,147
REAL ESTATE—0.84%
Brookfield Properties Corp.	61,481	924,674
CB Richard Ellis Group Inc. Class A(a)	70,539	1,199,163
Forest City Enterprises Inc. Class A(a)(b)	28,704	364,541
Forestar Group Inc.(a)	8,604	138,611
Jones Lang LaSalle Inc.	9,733	753,918
St. Joe Co. (The)(a)(b)	22,156	571,403

		3,952,310
REAL ESTATE INVESTMENT TRUSTS—14.22%
Alexandria Real Estate Equities Inc.	10,605	748,183
AMB Property Corp.	40,293	1,005,713
American Campus Communities Inc.(b)	12,740	368,823
Annaly Capital Management Inc.	148,121	2,577,305
Apartment Investment and Management Co. Class A	28,143	604,230
AvalonBay Communities Inc.	19,876	2,088,769
BioMed Realty Trust Inc.	26,743	482,444
Boston Properties Inc.	33,166	2,716,295
Brandywine Realty Trust	30,830	350,229
BRE Properties Inc. Class A	15,080	625,820
Camden Property Trust	15,780	718,306
CBL & Associates Properties Inc.	32,436	456,375
Chimera Investment Corp.	167,882	649,703
Colonial Properties Trust	15,894	256,211
CommonWealth REIT	15,288	396,724
Corporate Office Properties Trust	14,002	525,075
DCT Industrial Trust Inc.	50,014	234,566
Developers Diversified Realty Corp.	45,321	514,393
DiamondRock Hospitality Co.(a)	36,308	336,938
Digital Realty Trust Inc.	20,337	1,285,705
Douglas Emmett Inc.	29,276	462,854
Duke Realty Corp.	59,019	705,867
DuPont Fabros Technology Inc.	13,856	349,725
EastGroup Properties Inc.	6,515	236,299
Entertainment Properties Trust	11,154	465,568
Equity Lifestyle Properties Inc.(b)	7,344	388,718
Equity Residential	67,763	3,106,934
Essex Property Trust Inc.	7,216	758,474
Federal Realty Investment Trust	14,534	1,136,414
Franklin Street Properties Corp.	17,198	209,988
Hatteras Financial Corp.	8,649	256,356
HCP Inc.(b)	70,326	2,494,463
Health Care REIT Inc.	29,354	1,330,030
Healthcare Realty Trust Inc.(b)	14,947	350,806
Highwoods Properties Inc.	17,097	535,307
Home Properties Inc.	8,717	432,973
Hospitality Properties Trust(b)	29,329	599,778
Host Hotels & Resorts Inc.(b)	157,661	2,260,859
Kilroy Realty Corp.	12,366	415,250
Kimco Realty Corp.	96,145	1,448,905
LaSalle Hotel Properties(b)	16,548	392,519
Lexington Realty Trust	26,570	170,845
Liberty Property Trust	26,982	855,329
Macerich Co. (The)	31,057	1,287,313
Mack-Cali Realty Corp.	18,764	604,576
MFA Financial Inc.	67,622	496,346
Mid-America Apartment Communities Inc.	7,004	395,586
National Retail Properties Inc.	19,977	461,868

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Financial Sector Index Fund

July 31, 2010

Nationwide Health Properties Inc.	28,751	1,075,862
Omega Healthcare Investors Inc.(b)	22,307	490,308
Plum Creek Timber Co. Inc.(b)	38,960	1,397,885
Post Properties Inc.	11,715	298,498
Potlatch Corp.(b)	9,589	355,368
ProLogis	113,195	1,229,298
Public Storage	33,655	3,302,229
Rayonier Inc.(b)	18,951	925,377
Realty Income Corp.(b)	24,872	798,143
Redwood Trust Inc.(b)	16,757	262,247
Regency Centers Corp.	19,550	737,817
Senior Housing Properties Trust(b)	30,128	679,386
Simon Property Group Inc.	69,201	6,174,113
SL Green Realty Corp.	18,573	1,118,838
Sunstone Hotel Investors Inc.(a)(b)	23,628	243,841
Tanger Factory Outlet Centers Inc.	9,502	424,739
Taubman Centers Inc.	13,087	536,436
UDR Inc.	38,873	820,609
Ventas Inc.(b)	37,455	1,899,718
Vornado Realty Trust(b)	43,117	3,569,225
Washington Real Estate Investment Trust	14,471	439,195
Weingarten Realty Investors(b)	28,854	610,839

		66,941,728
SAVINGS & LOANS—1.45%
Astoria Financial Corp.	21,251	281,363
Capitol Federal Financial(b)	5,049	158,690
First Niagara Financial Group Inc.	49,322	661,408
Hudson City Bancorp Inc.	116,555	1,447,613
New York Community Bancorp Inc.	104,302	1,800,253
NewAlliance Bancshares Inc.	24,209	294,624
People’s United Financial Inc.	89,462	1,238,154
Provident Financial Services Inc.	13,524	173,242
TFS Financial Corp.	22,278	277,584
Washington Federal Inc.	27,064	470,914

		6,803,845
SOFTWARE—0.34%
MSCI Inc. Class A(a)	27,674	893,040
SEI Investments Co.	36,930	708,317

		1,601,357

TOTAL COMMON STOCKS
(Cost: $ 663,360,687)		469,929,143

SHORT-TERM INVESTMENTS—3.51%

MONEY MARKET FUNDS—3.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	13,155,422	13,155,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	2,775,239	2,775,239

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Financial Sector Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	610,043	610,043

		16,540,704

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 16,540,704)		16,540,704

TOTAL INVESTMENTS IN SECURITIES—103.34%
(Cost: $679,901,391)		486,469,847
Other Assets, Less Liabilities—(3.34)%		(15,742,945)

NET ASSETS—100.00%		$470,726,902

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Financial Services Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.91%

BANKS—44.44%
Associated Banc-Corp	31,044	$421,888
BancorpSouth Inc.	13,822	202,631
Bank of America Corp.	1,786,483	25,082,221
Bank of Hawaii Corp.	8,506	423,684
Bank of New York Mellon Corp. (The)	217,307	5,447,887
BB&T Corp.	124,333	3,087,188
BOK Financial Corp.	4,809	234,246
CapitalSource Inc.	53,341	286,975
Cathay General Bancorp	13,982	164,428
City National Corp.	8,600	487,362
Comerica Inc.	31,767	1,218,582
Commerce Bancshares Inc.	13,311	521,126
Cullen/Frost Bankers Inc.	10,196	562,921
East West Bancorp Inc.	26,651	415,489
F.N.B. Corp.	20,728	177,639
Fifth Third Bancorp	142,967	1,817,111
First Financial Bankshares Inc.	3,760	184,315
First Horizon National Corp.(a)	41,314	473,872
First Midwest Bancorp Inc.	12,612	158,659
FirstMerit Corp.	19,365	381,684
Fulton Financial Corp.	35,315	321,720
Glacier Bancorp Inc.	12,794	204,448
Hancock Holding Co.	5,737	175,036
Huntington Bancshares Inc.	128,498	778,698
IBERIABANK Corp.	4,864	252,733
International Bancshares Corp.(b)	9,707	168,319
KeyCorp	157,878	1,335,648
M&T Bank Corp.	15,363	1,341,804
Marshall & Ilsley Corp.	94,261	662,655
MB Financial Inc.	9,430	163,516
National Penn Bancshares Inc.	22,871	152,321
Northern Trust Corp.	43,407	2,039,695
Old National Bancorp	15,378	161,777
PacWest Bancorp	5,482	114,738
Park National Corp.	2,132	143,015
PNC Financial Services Group Inc. (The)(c)	94,586	5,617,463
Popular Inc.(a)	114,329	328,124
PrivateBancorp Inc.	12,984	160,612
Prosperity Bancshares Inc.	8,372	283,643
Regions Financial Corp.	213,545	1,565,285
State Street Corp.	88,870	3,458,820
Sterling Bancshares Inc.	18,827	97,712
SunTrust Banks Inc.	89,669	2,326,911
Susquehanna Bancshares Inc.	23,254	201,147
SVB Financial Group(a)	7,369	318,267
Synovus Financial Corp.	78,113	204,656
TCF Financial Corp.	24,147	382,489
TrustCo Bank Corp. NY	13,506	78,605
Trustmark Corp.	10,101	222,222
U.S. Bancorp	343,742	8,215,434
UMB Financial Corp.	5,854	220,227
Umpqua Holdings Corp.	20,130	252,229
United Bankshares Inc.(b)	7,848	200,359
Valley National Bancorp	29,065	421,733
Webster Financial Corp.	11,824	220,399
Wells Fargo & Co.	880,947	24,428,660

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Financial Services Index Fund

July 31, 2010

Westamerica Bancorporation(b)	5,154	277,079
Whitney Holding Corp.	17,567	142,644
Wilmington Trust Corp.	16,535	167,665
Wintrust Financial Corp.	5,507	171,378
Zions Bancorporation	28,842	640,004

		100,369,798
COMMERCIAL SERVICES—6.07%
Equifax Inc.	22,703	711,512
MasterCard Inc. Class A	17,296	3,632,852
Moody’s Corp.	36,686	863,955
Visa Inc. Class A	89,038	6,530,938
Western Union Co.	121,270	1,968,212

		13,707,469
DIVERSIFIED FINANCIAL SERVICES—46.10%
Affiliated Managers Group Inc.(a)	8,007	567,136
American Express Co.	191,433	8,545,569
AmeriCredit Corp.(a)	12,029	290,019
Ameriprise Financial Inc.	45,852	1,943,666
BlackRock Inc.(c)	7,514	1,183,380
Capital One Financial Corp.	82,058	3,473,515
Charles Schwab Corp. (The)	173,925	2,572,351
CIT Group Inc.(a)	31,817	1,156,866
Citigroup Inc.(a)	3,794,099	15,555,806
CME Group Inc.	11,871	3,309,635
Discover Financial Services	97,757	1,492,749
E*TRADE Financial Corp.(a)	36,035	527,192
Eaton Vance Corp.	21,205	635,302
Federated Investors Inc. Class B	18,405	390,554
Franklin Resources Inc.	28,003	2,816,542
GLG Partners Inc.(a)(b)	31,034	136,860
Goldman Sachs Group Inc. (The)	77,478	11,685,232
Greenhill & Co. Inc.(b)	5,291	360,052
IntercontinentalExchange Inc.(a)	13,228	1,397,141
Invesco Ltd.(b)	78,419	1,532,307
Investment Technology Group Inc.(a)	7,949	124,879
Janus Capital Group Inc.	33,281	348,785
Jefferies Group Inc.(b)	20,270	500,466
JPMorgan Chase & Co.	714,227	28,769,064
KBW Inc.(a)	6,332	144,686
Knight Capital Group Inc. Class A(a)	15,937	229,174
Legg Mason Inc.	28,772	831,223
MF Global Holdings Ltd.(a)	21,796	140,148
Morgan Stanley	229,373	6,190,777
NASDAQ OMX Group Inc. (The)(a)	29,778	579,778
NYSE Euronext Inc.	46,536	1,348,148
optionsXpress Holdings Inc.(a)	8,218	128,201
Piper Jaffray Companies, Inc.(a)	3,782	117,961
Raymond James Financial Inc.	17,748	473,517
SLM Corp.(a)	87,333	1,047,996
Stifel Financial Corp.(a)	6,211	287,818
T. Rowe Price Group Inc.	46,558	2,245,492
TD AMERITRADE Holding Corp.(a)	42,397	667,329
Waddell & Reed Financial Inc. Class A	15,395	366,863

		104,114,179
INSURANCE—0.50%
Fidelity National Financial Inc. Class A	41,607	614,536
MGIC Investment Corp.(a)	36,165	310,657

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Financial Services Index Fund

July 31, 2010

Radian Group Inc.	24,153	207,716

		1,132,909
SAVINGS & LOANS—2.26%
Astoria Financial Corp.	16,022	212,131
Capitol Federal Financial(b)	3,840	120,691
First Niagara Financial Group Inc.	37,346	500,810
Hudson City Bancorp Inc.	87,677	1,088,948
New York Community Bancorp Inc.	78,340	1,352,149
NewAlliance Bancshares Inc.	18,169	221,117
People’s United Financial Inc.	67,186	929,854
Provident Financial Services Inc.	10,302	131,969
TFS Financial Corp.	16,553	206,250
Washington Federal Inc.	19,978	347,617

		5,111,536
SOFTWARE—0.54%
MSCI Inc. Class A(a)	20,867	673,378
SEI Investments Co.	28,007	537,174

		1,210,552

TOTAL COMMON STOCKS
(Cost: $ 302,357,360)		225,646,443

SHORT-TERM INVESTMENTS—0.84%

MONEY MARKET FUNDS—0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,451,970	1,451,970
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	306,304	306,304
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	138,597	138,597

		1,896,871

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 1,896,871)		1,896,871

TOTAL INVESTMENTS IN SECURITIES—100.75%
(Cost: $304,254,231)		227,543,314
Other Assets, Less Liabilities—(0.75)%		(1,698,326)

NET ASSETS—100.00%		$225,844,988

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Healthcare Providers Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

COMMERCIAL SERVICES—2.78%
Emergency Medical Services Corp. Class A(a)	27,359	$1,224,042
Healthcare Services Group Inc.	40,910	913,929
HMS Holdings Corp.(a)	26,281	1,480,146

		3,618,117
DIALYSIS CENTERS—3.09%
DaVita Inc.(a)	70,182	4,022,832

		4,022,832
INTERNET APPLICATIONS SOFTWARE—0.36%
eResearchTechnology Inc.(a)	58,492	473,785

		473,785
LIFE/HEALTH INSURANCE—0.57%
Universal American Corp.(a)	44,514	745,164

		745,164
MEDICAL - DRUGS—0.35%
PharMerica Corp.(a)	35,106	458,484

		458,484
MEDICAL - HMO—43.76%
Aetna Inc.	257,967	7,184,381
AMERIGROUP Corp.(a)	45,242	1,617,854
Centene Corp.(a)	49,676	1,058,596
CIGNA Corp.	176,104	5,416,959
Coventry Health Care Inc.(a)	120,104	2,381,662
Health Net Inc.(a)	83,026	1,955,262
HealthSpring Inc.(a)	53,233	1,000,780
Humana Inc.(a)	112,261	5,278,512
Magellan Health Services Inc.(a)	31,640	1,331,728
Molina Healthcare Inc.(a)	16,153	481,521
UnitedHealth Group Inc.(a)	553,556	16,855,780
WellCare Health Plans Inc.(a)	40,745	1,050,814
WellPoint Inc.(a)	225,267	11,425,542

		57,039,391
MEDICAL - HOSPITALS—7.53%
Community Health Systems Inc.(a)	74,441	2,414,122
Health Management Associates Inc. Class A(a)	211,058	1,511,175
LifePoint Hospitals Inc.(a)	48,387	1,495,642
Tenet Healthcare Corp.(a)	404,430	1,860,378
Universal Health Services Inc. Class B	70,434	2,533,511

		9,814,828
MEDICAL - NURSING HOMES—1.46%
Kindred Healthcare Inc.(a)	43,197	574,520
Odyssey Healthcare Inc.(a)	33,506	896,621

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Healthcare Providers Index Fund

July 31, 2010

Sun Healthcare Group Inc.(a)	52,011	430,651

		1,901,792
MEDICAL - OUTPATIENT/HOME MEDICAL CARE—3.19%
Amedisys Inc.(a)	26,549	697,442
AmSurg Corp.(a)	33,901	621,066
Gentiva Health Services Inc.(a)	30,860	636,642
Lincare Holdings Inc.(b)	79,280	1,883,693
Res-Care Inc.(a)	32,670	320,820

		4,159,663
MEDICAL LABS & TESTING SERVICES—9.66%
Bio-Reference Laboratories Inc.(a)	27,006	566,316
Covance Inc.(a)(b)	51,336	1,989,783
Genoptix Inc.(a)	20,735	358,301
Laboratory Corp. of America Holdings(a)	68,750	5,017,375
Quest Diagnostics Inc.	99,324	4,667,235

		12,599,010
MEDICAL PRODUCTS—0.47%
Hanger Orthopedic Group Inc.(a)	35,698	612,221

		612,221
PHARMACY SERVICES—18.48%
Catalyst Health Solutions Inc.(a)	35,872	1,240,454
Express Scripts Inc.(a)	259,612	11,729,270
Medco Health Solutions Inc.(a)	231,680	11,120,640

		24,090,364
PHYSICAL THERAPY/REHAB CENTERS—2.82%
HealthSouth Corp.(a)	82,994	1,536,219
Psychiatric Solutions Inc.(a)	47,647	1,579,022
RehabCare Group Inc.(a)	26,324	557,805

		3,673,046
PHYSICIAN PRACTICE MANAGEMENT—2.19%
Healthways Inc.(a)	39,034	555,844
IPC The Hospitalist Co. Inc.(a)	18,212	468,959
MEDNAX Inc.(a)	38,830	1,830,835

		2,855,638
RESEARCH & DEVELOPMENT—2.55%
PAREXEL International Corp.(a)	55,359	1,136,520
Pharmaceutical Product Development Inc.	90,150	2,187,039

		3,323,559
RETIREMENT/AGED CARE FACILITIES—0.62%
Brookdale Senior Living Inc.(a)	57,274	812,145

		812,145

TOTAL COMMON STOCKS
(Cost: $ 169,797,247)		130,200,039

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Healthcare Providers Index Fund

July 31, 2010

SHORT-TERM INVESTMENTS—1.08%

MONEY MARKET FUNDS—1.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	992,700	992,700
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	209,418	209,418
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	203,087	203,087

		1,405,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 1,405,205)		1,405,205

TOTAL INVESTMENTS IN SECURITIES—100.96%
(Cost: $171,202,452)		131,605,244
Other Assets, Less Liabilities—(0.96)%		(1,251,381)

NET ASSETS—100.00%		$130,353,863

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Healthcare Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

BIOTECHNOLOGY—11.85%
Acorda Therapeutics Inc.(a)	15,633	$505,571
Alexion Pharmaceuticals Inc.(a)	37,209	2,022,681
Amgen Inc.(a)	397,888	21,696,833
Bio-Rad Laboratories Inc. Class A(a)	7,841	696,281
Biogen Idec Inc.(a)	105,239	5,880,755
Celera Corp.(a)	35,133	235,040
Celgene Corp.(a)	191,183	10,543,742
Charles River Laboratories International Inc.(a)	27,475	853,923
Genzyme Corp.(a)	110,226	7,667,321
Human Genome Sciences Inc.(a)	77,810	2,018,391
Illumina Inc.(a)	50,448	2,261,584
Incyte Corp.(a)(b)	46,882	610,404
Life Technologies Corp.(a)	75,844	3,260,534
Myriad Genetics Inc.(a)	40,590	588,961
Nektar Therapeutics(a)	37,992	496,175
PDL BioPharma Inc.(b)	49,223	306,167
Regeneron Pharmaceuticals Inc.(a)	26,717	646,284
Savient Pharmaceuticals Inc.(a)	27,391	375,257
Vertex Pharmaceuticals Inc.(a)	83,903	2,824,175

		63,490,079
COMMERCIAL SERVICES—0.53%
Emergency Medical Services Corp. Class A(a)	12,524	560,324
HMS Holdings Corp.(a)	11,927	671,728
PAREXEL International Corp.(a)	24,347	499,844
Pharmaceutical Product Development Inc.	45,954	1,114,844

		2,846,740
DISTRIBUTION & WHOLESALE—0.13%
Owens & Minor Inc.	26,013	707,294

		707,294
ELECTRONICS—1.88%
Thermo Fisher Scientific Inc.(a)	169,529	7,605,071
Waters Corp.(a)	38,568	2,474,523

		10,079,594
HEALTH CARE - PRODUCTS—32.15%
Alcon Inc.	31,685	4,913,710
Alere Inc.(a)	34,707	976,308
American Medical Systems Holdings Inc.(a)	30,915	691,259
Baxter International Inc.	251,299	10,999,357
Beckman Coulter Inc.	28,690	1,314,863
Becton, Dickinson and Co.	91,107	6,268,162
Boston Scientific Corp.(a)	626,134	3,506,350
C.R. Bard Inc.	40,098	3,148,896
CareFusion Corp.(a)	74,938	1,578,944
Cepheid Inc.(a)	24,663	408,173
Cooper Companies Inc. (The)	18,993	738,068
Covidien PLC	209,293	7,810,815
DENTSPLY International Inc.	60,607	1,819,422
Edwards Lifesciences Corp.(a)	46,706	2,699,607

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Healthcare Sector Index Fund

July 31, 2010

Gen-Probe Inc.(a)	20,589	925,887
Haemonetics Corp.(a)	10,330	570,732
Henry Schein Inc.(a)	37,950	1,991,995
Hill-Rom Holdings Inc.	26,166	864,525
Hologic Inc.(a)	107,350	1,517,929
IDEXX Laboratories Inc.(a)	23,848	1,400,832
Immucor Inc.(a)	28,696	551,537
Intuitive Surgical Inc.(a)	16,171	5,310,071
Invacare Corp.	12,825	305,620
Johnson & Johnson	1,148,801	66,733,850
Kinetic Concepts Inc.(a)	26,127	927,770
Masimo Corp.	22,238	513,253
Medtronic Inc.	460,954	17,041,469
NuVasive Inc.(a)(b)	16,234	531,988
Patterson Companies Inc.	41,460	1,106,153
PSS World Medical Inc.(a)	24,780	466,360
ResMed Inc.(a)	31,489	2,068,512
Sirona Dental Systems Inc.(a)	16,721	514,672
St. Jude Medical Inc.(a)	135,198	4,971,230
Steris Corp.	22,572	717,564
Stryker Corp.	126,376	5,885,330
TECHNE Corp.	15,574	909,522
Teleflex Inc.	16,474	933,582
Thoratec Corp.(a)	23,798	875,290
Varian Medical Systems Inc.(a)	51,665	2,851,908
West Pharmaceutical Services Inc.	13,818	502,146
Zimmer Holdings Inc.(a)	84,219	4,462,765

		172,326,426
HEALTH CARE - SERVICES—10.30%
Aetna Inc.	176,481	4,914,996
Amedisys Inc.(a)	11,499	302,079
AMERIGROUP Corp.(a)	21,015	751,496
Brookdale Senior Living Inc.(a)	23,047	326,806
Centene Corp.(a)	21,395	455,927
Community Health Systems Inc.(a)	39,389	1,277,385
Covance Inc.(a)	26,858	1,041,016
Coventry Health Care Inc.(a)	61,076	1,211,137
DaVita Inc.(a)	42,460	2,433,807
Health Management Associates Inc. Class A(a)	101,594	727,413
Health Net Inc.(a)	41,520	977,796
HealthSouth Corp.(a)	39,091	723,574
Healthways Inc.(a)	14,102	200,812
Humana Inc.(a)	70,683	3,323,515
Laboratory Corp. of America Holdings(a)	43,346	3,163,391
LifePoint Hospitals Inc.(a)	22,937	708,983
Lincare Holdings Inc.(a)	40,888	971,499
Magellan Health Services Inc.(a)	13,795	580,632
MEDNAX Inc.(a)	19,527	920,698
Odyssey Healthcare Inc.(a)	13,467	360,377
Psychiatric Solutions Inc.(a)	21,819	723,082
Quest Diagnostics Inc.	62,335	2,929,122
Tenet Healthcare Corp.(a)	199,362	917,065
UnitedHealth Group Inc.(a)	475,294	14,472,702
Universal Health Services Inc. Class B	37,077	1,333,660
WellCare Health Plans Inc.(a)	17,331	446,967
WellPoint Inc.(a)	177,433	8,999,402

		55,195,339

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Healthcare Sector Index Fund

July 31, 2010

INSURANCE—0.65%
CIGNA Corp.	114,192	3,512,546

		3,512,546
PHARMACEUTICALS—42.31%
Abbott Laboratories	639,081	31,366,096
Alkermes Inc.(a)	39,601	510,853
Allergan Inc.	126,303	7,712,061
Amylin Pharmaceuticals Inc.(a)(b)	54,017	1,022,002
Auxilium Pharmaceuticals Inc.(a)(b)	19,383	437,281
BioMarin Pharmaceutical Inc.(a)	42,189	921,830
Bristol-Myers Squibb Co.	713,545	17,781,541
Catalyst Health Solutions Inc.(a)	16,128	557,706
Cephalon Inc.(a)	31,111	1,765,549
Cubist Pharmaceuticals Inc.(a)	23,698	511,403
Dendreon Corp.(a)	55,759	1,835,029
Eli Lilly and Co.	407,809	14,518,000
Endo Pharmaceuticals Holdings Inc.(a)	43,199	1,037,208
Express Scripts Inc.(a)	211,407	9,551,368
Forest Laboratories Inc.(a)	125,274	3,476,354
Gilead Sciences Inc.(a)	369,631	12,316,105
Hospira Inc.(a)	68,523	3,570,048
Isis Pharmaceuticals Inc.(a)	38,163	377,432
King Pharmaceuticals Inc.(a)	104,265	913,361
Medco Health Solutions Inc.(a)	189,754	9,108,192
Medicis Pharmaceutical Corp. Class A	25,083	635,854
Merck & Co. Inc.	1,293,970	44,590,206
Mylan Inc.(a)(b)	128,033	2,227,774
Onyx Pharmaceuticals Inc.(a)	25,570	664,820
Par Pharmaceutical Companies Inc.(a)	14,290	377,256
Perrigo Co.	34,336	1,923,159
Pfizer Inc.	3,345,783	50,186,745
PharMerica Corp.(a)	12,724	166,175
Salix Pharmaceuticals Ltd.(a)	23,629	1,002,106
Theravance Inc.(a)	26,476	392,110
United Therapeutics Corp.(a)	20,441	999,361
Valeant Pharmaceuticals International(a)(b)	24,167	1,361,085
Warner Chilcott PLC Class A(a)	40,474	1,036,134
Watson Pharmaceuticals Inc.(a)	46,665	1,889,933

		226,742,137

TOTAL COMMON STOCKS
(Cost: $ 740,613,778)		534,900,155

SHORT-TERM INVESTMENTS—0.70%

MONEY MARKET FUNDS—0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	2,514,537	2,514,537
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	530,461	530,461

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Healthcare Sector Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	679,211	679,211

		3,724,209

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 3,724,209)		3,724,209

TOTAL INVESTMENTS IN SECURITIES—100.50%
(Cost: $744,337,987)		538,624,364
Other Assets, Less Liabilities—(0.50)%		(2,664,656)

NET ASSETS—100.00%		$535,959,708

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Home Construction Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.84%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV—5.69%
Cavco Industries Inc.(a)	210,678	$7,386,371
Skyline Corp.	316,066	6,346,605

		13,732,976
BUILDING - RESIDENTIAL/COMMERCIAL—59.24%
D.R. Horton Inc.	1,615,144	17,798,887
KB Home	925,210	10,528,890
Lennar Corp. Class A	1,058,845	15,639,141
M.D.C. Holdings Inc.	433,762	12,631,150
M/I Homes Inc.(a)	620,811	6,549,556
Meritage Homes Corp.(a)	543,454	9,553,921
NVR Inc.(a)	30,310	18,989,215
Pulte Homes Inc.(a)	1,901,521	16,695,354
Ryland Group Inc.	647,319	10,564,246
Standard-Pacific Corp.(a)	2,116,846	8,467,384
Toll Brothers Inc.(a)(b)	902,406	15,665,768

		143,083,512
BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS—3.39%
Owens Corning(a)	260,185	8,190,624

		8,190,624
BUILDING PRODUCTS - AIR AND HEATING—2.61%
Lennox International Inc.	144,366	6,304,463

		6,304,463
BUILDING PRODUCTS - CEMENT/AGGREGATES—1.81%
Eagle Materials Inc.	178,992	4,378,144

		4,378,144
BUILDING PRODUCTS - WOOD—3.00%
Masco Corp.	704,671	7,244,018

		7,244,018
COATINGS/PAINT—3.51%
Sherwin-Williams Co. (The)	122,497	8,470,667

		8,470,667
DISTRIBUTION/WHOLESALE—3.50%
Beacon Roofing Supply Inc.(a)	175,024	2,985,910
Watsco Inc.	98,316	5,477,184

		8,463,094
DIVERSIFIED MANUFACTURING OPERATIONS—2.89%
Leggett & Platt Inc.	334,355	6,967,958

		6,967,958

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Home Construction Index Fund

July 31, 2010

HOME FURNISHINGS—0.61%
Ethan Allen Interiors Inc.	96,161	1,475,110

		1,475,110
REAL ESTATE OPERATING/DEVELOPMENT—2.62%
Avatar Holdings Inc.(a)	316,745	6,338,067

		6,338,067
RETAIL - BUILDING PRODUCTS—7.95%
Home Depot Inc. (The)	360,531	10,278,739
Lowe’s Companies Inc.	430,126	8,920,813

		19,199,552
TEXTILE - HOME FURNISHINGS—3.02%
Mohawk Industries Inc.(a)	148,905	7,285,922

		7,285,922

TOTAL COMMON STOCKS
(Cost: $ 305,799,705)		241,134,107

SHORT-TERM INVESTMENTS—4.64%

MONEY MARKET FUNDS—4.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	8,970,443	8,970,443
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,892,385	1,892,385
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	345,042	345,042

		11,207,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 11,207,870)		11,207,870

TOTAL INVESTMENTS IN SECURITIES—104.48%
(Cost: $317,007,575)		252,341,977
Other Assets, Less Liabilities—(4.48)%		(10,816,455)

NET ASSETS—100.00%		$241,525,522

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Industrial Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.51%

AEROSPACE & DEFENSE—15.07%
AAR Corp.(a)	8,360	$140,448
Alliant Techsystems Inc.(a)	7,062	474,284
BE Aerospace Inc.(a)	20,545	604,023
Boeing Co. (The)	145,592	9,920,639
Curtiss-Wright Corp.	9,887	299,477
Esterline Technologies Corp.(a)	6,414	329,231
General Dynamics Corp.	69,267	4,242,604
Goodrich Corp.	26,862	1,957,434
Kaman Corp.	5,495	125,506
L-3 Communications Holdings Inc.	25,071	1,831,186
Lockheed Martin Corp.	64,026	4,811,554
Moog Inc. Class A(a)	8,890	318,351
Northrop Grumman Corp.	60,713	3,560,210
Orbital Sciences Corp.(a)	12,332	180,541
Raytheon Co.	82,490	3,816,812
Rockwell Collins Inc.	33,984	1,942,525
Spirit AeroSystems Holdings Inc. Class A(a)	22,658	461,090
Teledyne Technologies Inc.(a)	7,781	319,254
TransDigm Group Inc.	7,978	432,168
United Technologies Corp.	186,260	13,243,086

		49,010,423
AUTO MANUFACTURERS—1.43%
Navistar International Corp.(a)	11,441	591,614
Oshkosh Corp.(a)	19,350	665,253
PACCAR Inc.	74,159	3,397,966

		4,654,833
BUILDING MATERIALS—1.17%
Eagle Materials Inc.	9,384	229,533
Lennox International Inc.	11,276	492,423
Martin Marietta Materials Inc.(b)	9,757	833,248
Masco Corp.	77,639	798,129
Owens Corning(a)	23,974	754,701
Quanex Building Products Corp.	8,130	143,007
Simpson Manufacturing Co. Inc.	8,269	213,257
Texas Industries Inc.	4,956	164,539
USG Corp.(a)	14,530	174,651

		3,803,488
CHEMICALS—0.62%
Sherwin-Williams Co. (The)	19,930	1,378,160
Valspar Corp. (The)	20,101	631,372

		2,009,532
COMMERCIAL SERVICES—3.83%
ABM Industries Inc.	9,293	201,658
Alliance Data Systems Corp.(a)(b)	11,482	659,985
Coinstar Inc.(a)	6,192	281,736
Convergys Corp.(a)	23,243	259,624
CoreLogic Inc.	21,183	424,295
Corporate Executive Board Co. (The)	7,282	205,134

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Industrial Sector Index Fund

July 31, 2010

Corrections Corp. of America(a)	24,494	479,348
Deluxe Corp.	10,885	224,013
Euronet Worldwide Inc.(a)	10,085	158,335
FTI Consulting Inc.(a)	10,116	357,601
Genpact Ltd.(a)	22,435	338,095
Hewitt Associates Inc. Class A(a)	20,322	997,810
Iron Mountain Inc.	39,871	943,747
Lender Processing Services Inc.	20,385	651,097
Manpower Inc.	17,620	845,408
Monster Worldwide Inc.(a)	27,235	373,664
Navigant Consulting Inc.(a)	10,769	105,967
PHH Corp.(a)	11,654	232,031
Quanta Services Inc.(a)	45,162	970,080
R.R. Donnelley & Sons Co.	44,291	747,189
Resources Connection Inc.(a)	9,921	128,874
Robert Half International Inc.	32,680	822,882
TeleTech Holdings Inc.(a)	6,749	93,811
Towers Watson & Co. Class A	9,162	407,801
TrueBlue Inc.(a)	9,364	120,515
United Rentals Inc.(a)	12,711	167,531
Verisk Analytics Inc. Class A(a)	22,250	660,602
VistaPrint NV(a)	8,661	286,246
Wright Express Corp.(a)	8,316	290,977

		12,436,056
COMPUTERS—1.80%
Accenture PLC Class A	136,256	5,401,188
Jack Henry & Associates Inc.	18,090	459,486

		5,860,674
DISTRIBUTION & WHOLESALE—1.19%
Fastenal Co.(b)	29,366	1,441,283
United Stationers Inc.(a)	5,201	281,634
W.W. Grainger Inc.	13,322	1,492,197
Watsco Inc.	6,031	335,987
WESCO International Inc.(a)(b)	9,091	326,640

		3,877,741
ELECTRIC—0.23%
MDU Resources Group Inc.	37,474	740,112

		740,112
ELECTRICAL COMPONENTS & EQUIPMENT—3.61%
American Superconductor Corp.(a)(b)	8,966	270,325
AMETEK Inc.	22,880	1,012,898
Belden Inc.	10,053	240,166
Emerson Electric Co.	162,617	8,056,046
EnerSys Inc.(a)	8,819	213,596
General Cable Corp.(a)	11,034	292,842
GrafTech International Ltd.(a)	26,770	419,754
Hubbell Inc. Class B	11,378	536,928
Littelfuse Inc.(a)	4,550	162,025
Molex Inc.	13,882	273,614
Molex Inc. Class A NVS	15,244	257,624

		11,735,818
ELECTRONICS—4.98%
Agilent Technologies Inc.(a)	75,152	2,098,995

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Industrial Sector Index Fund

July 31, 2010

Amphenol Corp. Class A	37,367	1,674,042
Arrow Electronics Inc.(a)	26,128	647,713
Avnet Inc.(a)	32,639	820,871
AVX Corp.	11,085	156,077
Benchmark Electronics Inc.(a)	13,573	226,669
Brady Corp. Class A	10,578	294,174
Checkpoint Systems Inc.(a)	8,335	166,450
Dionex Corp.(a)	3,827	288,939
Flextronics International Ltd.(a)(b)	174,693	1,086,591
FLIR Systems Inc.(a)	32,997	981,991
Itron Inc.(a)	8,635	561,879
Jabil Circuit Inc.	43,293	628,181
Mettler-Toledo International Inc.(a)	7,227	844,114
National Instruments Corp.	13,247	422,579
PerkinElmer Inc.	25,171	489,828
Plexus Corp.(a)	8,477	247,528
Thomas & Betts Corp.(a)	11,320	448,725
Trimble Navigation Ltd.(a)	25,949	736,173
Tyco Electronics Ltd.	98,506	2,659,662
Vishay Intertechnology Inc.(a)	37,115	315,106
Vishay Precision Group Inc.(a)	2,651	33,535
Woodward Governor Co.	12,466	376,972

		16,206,794
ENGINEERING & CONSTRUCTION—2.44%
AECOM Technology Corp.(a)	21,501	519,034
EMCOR Group Inc.(a)	13,922	362,111
Fluor Corp.	38,553	1,861,724
Foster Wheeler AG(a)	25,563	588,460
Granite Construction Inc.	7,395	171,934
Insituform Technologies Inc. Class A(a)	8,304	190,162
Jacobs Engineering Group Inc.(a)	26,745	978,065
KBR Inc.	34,883	780,681
McDermott International Inc.(a)	49,694	1,168,306
Shaw Group Inc. (The)(a)	17,899	573,484
URS Corp.(a)	18,017	727,707

		7,921,668
ENVIRONMENTAL CONTROL—2.66%
Clean Harbors Inc.(a)	4,967	313,716
Mine Safety Appliances Co.	6,829	171,067
Nalco Holding Co.	27,760	677,066
Republic Services Inc.	66,570	2,120,920
Stericycle Inc.(a)	18,318	1,154,034
Tetra Tech Inc.(a)	12,801	268,437
Waste Connections Inc.(a)	16,719	638,164
Waste Management Inc.	97,373	3,305,813

		8,649,217
FOREST PRODUCTS & PAPER—0.84%
Louisiana-Pacific Corp.(a)	27,320	198,890
MeadWestvaco Corp.	36,764	880,865
Rock-Tenn Co. Class A	8,388	446,409
Temple-Inland Inc.	23,275	466,897
Weyerhaeuser Co.	45,051	730,727

		2,723,788
HAND & MACHINE TOOLS—0.56%
Baldor Electric Co.	9,079	346,999

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Industrial Sector Index Fund

July 31, 2010

Kennametal Inc.	17,322	474,450
Lincoln Electric Holdings Inc.	9,224	509,349
Regal Beloit Corp.	8,071	490,959

		1,821,757
HOUSEHOLD PRODUCTS & WARES—0.44%
Fortune Brands Inc.	32,722	1,435,841

		1,435,841
HOUSEWARES—0.12%
Toro Co. (The)	7,409	385,638

		385,638
IRON & STEEL—0.07%
Schnitzer Steel Industries Inc. Class A	4,816	220,669

		220,669
MACHINERY—8.40%
AGCO Corp.(a)	20,003	695,304
Astec Industries Inc.(a)	3,952	123,895
Bucyrus International Inc.	16,176	1,006,471
Caterpillar Inc.	122,511	8,545,142
Cognex Corp.	7,756	144,649
Cummins Inc.	38,843	3,092,291
Deere & Co.	90,701	6,047,943
Flowserve Corp.	12,020	1,191,903
Gardner Denver Inc.	11,191	568,167
Graco Inc.	12,965	409,305
IDEX Corp.	17,422	560,466
Joy Global Inc.	22,037	1,308,337
Manitowoc Co. Inc. (The)	28,122	291,344
Nordson Corp.	6,596	415,878
Rockwell Automation Inc.	30,511	1,652,171
Terex Corp.(a)	23,317	460,278
Wabtec Corp.	10,314	460,107
Zebra Technologies Corp. Class A(a)	12,362	339,213

		27,312,864
MANUFACTURING—27.93%
3M Co.	140,572	12,024,529
A.O. Smith Corp.	5,414	296,038
Actuant Corp. Class A	14,423	297,402
Acuity Brands Inc.	9,309	392,188
AptarGroup Inc.	13,577	584,761
Brink’s Co. (The)	10,114	221,497
Carlisle Companies Inc.	13,177	443,801
Ceradyne Inc.(a)	5,475	127,294
CLARCOR Inc.	10,887	408,480
Cooper Industries PLC	35,998	1,625,310
Crane Co.	10,807	384,081
Danaher Corp.	108,665	4,173,823
Donaldson Co. Inc.	15,404	731,228
Dover Corp.	40,105	1,923,837
Eaton Corp.	35,647	2,796,864
ESCO Technologies Inc.	5,690	169,619
General Electric Co.	2,298,161	37,046,355
Harsco Corp.	17,335	401,479
Hexcel Corp.(a)	20,748	387,780

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Industrial Sector Index Fund

July 31, 2010

Honeywell International Inc.	150,305	6,442,072
Illinois Tool Works Inc.	92,330	4,016,355
Ingersoll-Rand PLC	68,268	2,557,319
ITT Corp.	39,471	1,859,873
Pall Corp.	25,234	964,948
Parker Hannifin Corp.	34,650	2,152,458
Pentair Inc.	21,207	725,279
Roper Industries Inc.	20,212	1,263,250
SPX Corp.	10,726	638,841
Textron Inc.	58,292	1,210,142
Trinity Industries Inc.	17,168	349,712
Tyco International Ltd.	109,764	4,201,766

		90,818,381
METAL FABRICATE & HARDWARE—1.60%
Kaydon Corp.	7,170	272,388
Mueller Industries Inc.	7,902	195,338
Mueller Water Products Inc. Class A	33,200	126,160
Precision Castparts Corp.	30,511	3,728,139
Timken Co. (The)	16,665	560,277
Valmont Industries Inc.	4,562	324,130

		5,206,432
MINING—0.35%
Vulcan Materials Co.(b)	24,837	1,123,626

		1,123,626
OIL & GAS SERVICES—0.10%
World Fuel Services Corp.	12,762	332,450

		332,450
PACKAGING & CONTAINERS—2.24%
Ball Corp.	19,887	1,158,219
Bemis Co. Inc.	23,336	699,147
Crown Holdings Inc.(a)	34,828	969,263
Greif Inc. Class A	5,333	318,007
Owens-Illinois Inc.(a)	35,530	982,404
Packaging Corp. of America	22,109	530,616
Pactiv Corp.(a)	28,466	865,936
Sealed Air Corp.	34,112	737,843
Silgan Holdings Inc.	10,848	308,300
Sonoco Products Co.	21,449	701,382

		7,271,117
RETAIL—0.15%
MSC Industrial Direct Co. Inc. Class A	9,698	488,682

		488,682
SEMICONDUCTORS—0.12%
Veeco Instruments Inc.(a)(b)	8,715	377,360

		377,360
SOFTWARE—3.70%
Automatic Data Processing Inc.	107,962	4,455,592
Broadridge Financial Solutions Inc.	27,393	556,078
Fidelity National Information Services Inc.	70,975	2,034,853

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Industrial Sector Index Fund

July 31, 2010

Fiserv Inc.(a)	33,212	1,663,921
Global Payments Inc.	17,591	663,709
ManTech International Corp. Class A(a)	4,934	195,633
Paychex Inc.	69,700	1,811,503
Total System Services Inc.	42,499	633,660

		12,014,949
TELECOMMUNICATIONS—0.37%
Anixter International Inc.(a)	6,307	304,754
Black Box Corp.	3,784	115,185
CommScope Inc.(a)	20,210	411,071
NeuStar Inc. Class A(a)	15,999	371,657

		1,202,667
TEXTILES—0.26%
Cintas Corp.	28,614	757,127
G&K Services Inc. Class A	3,963	92,219

		849,346
TRANSPORTATION—13.16%
Alexander & Baldwin Inc.	8,978	301,212
Arkansas Best Corp.	5,414	122,194
C.H. Robinson Worldwide Inc.	35,734	2,329,857
Con-way Inc.	11,571	389,827
CSX Corp.	84,256	4,441,976
Expeditors International of Washington Inc.	45,948	1,959,223
FedEx Corp.	62,676	5,173,904
Forward Air Corp.	6,208	180,280
Genco Shipping & Trading Ltd.(a)(b)	5,822	97,227
Genesee & Wyoming Inc. Class A(a)	8,325	340,326
Heartland Express Inc.	11,846	189,773
Hub Group Inc. Class A(a)	8,017	257,747
J.B. Hunt Transport Services Inc.	20,600	731,094
Kansas City Southern Industries Inc.(a)	21,895	803,546
Kirby Corp.(a)	11,553	444,097
Knight Transportation Inc.	12,417	259,764
Landstar System Inc.	10,793	437,548
Norfolk Southern Corp.	78,876	4,438,353
Old Dominion Freight Line Inc.(a)	6,474	255,270
Overseas Shipholding Group Inc.(b)	5,820	228,319
Ryder System Inc.	11,525	503,297
Teekay Corp.	9,120	251,894
Union Pacific Corp.	108,376	8,092,436
United Parcel Service Inc. Class B	153,764	9,994,660
UTi Worldwide Inc.	21,222	310,053
Werner Enterprises Inc.	11,102	255,679

		42,789,556
TRUCKING & LEASING—0.07%
GATX Corp.	8,597	242,951

		242,951

TOTAL COMMON STOCKS
(Cost: $ 405,759,690)		323,524,430

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Industrial Sector Index Fund

July 31, 2010

SHORT-TERM INVESTMENTS—1.59%

MONEY MARKET FUNDS—1.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,755,354	3,755,354
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	792,221	792,221
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	641,401	641,401

		5,188,976

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 5,188,976)		5,188,976

TOTAL INVESTMENTS IN SECURITIES—101.10%
(Cost: $410,948,666)		328,713,406
Other Assets, Less Liabilities—(1.10)%		(3,589,523)

NET ASSETS—100.00%		$325,123,883

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Insurance Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.89%

FINANCIAL GUARANTEE INSURANCE—1.52%
Assured Guaranty Ltd.	51,041	$801,344
MBIA Inc.(a)(b)	50,323	436,803

		1,238,147
INSURANCE BROKERS—2.35%
Arthur J. Gallagher & Co.	30,798	782,885
Brown & Brown Inc.	34,917	699,038
Erie Indemnity Co. Class A	8,983	440,437

		1,922,360
LIFE/HEALTH INSURANCE—29.69%
Aflac Inc.	131,972	6,491,703
American Equity Investment Life Holding Co.	18,692	201,874
CNO Financial Group Inc.(a)	77,030	413,651
Delphi Financial Group Inc. Class A	14,439	374,692
Lincoln National Corp.	88,196	2,296,624
National Western Life Insurance Co. Class A	688	106,062
Principal Financial Group Inc.	87,678	2,245,434
Protective Life Corp.	27,103	609,546
Prudential Financial Inc.	129,848	7,438,992
StanCorp Financial Group Inc.	14,421	543,527
Torchmark Corp.	24,618	1,306,477
Unum Group	96,799	2,208,953

		24,237,535
MULTI-LINE INSURANCE—32.82%
Allstate Corp. (The)	144,066	4,068,424
American Financial Group Inc.	24,492	721,779
American National Insurance Co.	4,432	346,937
Assurant Inc.	33,356	1,243,845
Cincinnati Financial Corp.	45,219	1,245,783
CNA Financial Corp.(a)	9,328	261,744
Genworth Financial Inc. Class A(a)	142,990	1,941,804
Hartford Financial Services Group Inc. (The)	128,338	3,004,393
Horace Mann Educators Corp.	12,495	210,166
Loews Corp.	98,129	3,645,492
MetLife Inc.	163,142	6,861,752
Old Republic International Corp.	72,324	904,773
United Fire & Casualty Co.	7,424	159,171
Unitrin Inc.	14,202	394,674
XL Group PLC	100,668	1,784,844

		26,795,581
PROPERTY/CASUALTY INSURANCE—30.93%
Alleghany Corp.(a)	2,250	675,495
AmTrust Financial Services Inc.	7,817	100,292
Arch Capital Group Ltd.(a)(b)	15,754	1,232,908
Chubb Corp.	93,519	4,921,905
Employers Holdings Inc.	5,058	78,601
First American Financial Corp.	37,288	549,998
Hanover Insurance Group Inc. (The)	13,666	598,981
Harleysville Group Inc.	4,030	126,864

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Insurance Index Fund

July 31, 2010

HCC Insurance Holdings Inc.	34,650	905,058
Infinity Property and Casualty Corp.	4,193	201,432
Markel Corp.(a)	2,941	994,058
Mercury General Corp.	8,211	354,140
Navigators Group Inc. (The)(a)	4,469	190,514
OneBeacon Insurance Group Ltd.(b)	7,571	120,303
ProAssurance Corp.(a)	9,893	588,733
Progressive Corp. (The)	182,397	3,582,277
RLI Corp.	5,508	305,639
Safety Insurance Group Inc.	4,920	192,864
Selective Insurance Group Inc.	16,692	259,728
Tower Group Inc.	12,776	275,323
Travelers Companies Inc. (The)	139,278	7,026,575
W.R. Berkley Corp.	40,028	1,081,156
Wesco Financial Corp.	456	154,538
White Mountains Insurance Group Ltd.	2,322	729,224

		25,246,606
REINSURANCE—2.58%
Allied World Assurance Holdings Ltd.	12,449	620,209
Argo Group International Holdings Ltd.	9,728	302,930
Axis Capital Holdings Ltd.	37,832	1,179,224

		2,102,363

TOTAL COMMON STOCKS
(Cost: $ 90,669,557)		81,542,592

SHORT-TERM INVESTMENTS—1.04%

MONEY MARKET FUNDS—1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	607,283	607,283
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	128,111	128,111
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	115,464	115,464

		850,858

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 850,858)		850,858

TOTAL INVESTMENTS IN SECURITIES—100.93%
(Cost: $91,520,415)		82,393,450
Other Assets, Less Liabilities—(0.93)%		(757,629)

NET ASSETS—100.00%		$81,635,821

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Medical Devices Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.85%

DENTAL SUPPLIES & EQUIPMENT—1.40%
Sirona Dental Systems Inc.(a)	196,635	$6,052,425

		6,052,425
DIAGNOSTIC EQUIPMENT—2.72%
Cepheid Inc.(a)(b)	315,831	5,227,003
Immucor Inc.(a)	339,723	6,529,476

		11,756,479
ELECTRONIC MEASURING INSTRUMENTS—0.86%
Analogic Corp.	82,256	3,740,180

		3,740,180
ENTERPRISE SOFTWARE/SERVICES—0.67%
Omnicell Inc.(a)	234,988	2,895,052

		2,895,052
HOSPITAL BEDS/EQUIPMENT—4.12%
Hill-Rom Holdings Inc.	275,326	9,096,771
Kinetic Concepts Inc.(a)	245,767	8,727,186

		17,823,957
INSTRUMENTS - SCIENTIFIC—11.86%
Thermo Fisher Scientific Inc.(a)	766,429	34,382,005
Waters Corp.(a)	263,063	16,878,122

		51,260,127
MEDICAL - BIOMEDICAL/GENE—1.80%
Bio-Rad Laboratories Inc. Class A(a)	87,818	7,798,238

		7,798,238
MEDICAL INSTRUMENTS—43.04%
Arthrocare Corp.(a)	131,311	3,516,509
Beckman Coulter Inc.	228,720	10,482,238
Boston Scientific Corp.(a)	3,681,261	20,615,062
Bruker Corp.(a)	401,495	5,287,689
Conceptus Inc.(a)(b)	180,624	2,440,230
Integra LifeSciences Holdings Corp.(a)	123,447	4,460,140
Intuitive Surgical Inc.(a)	86,779	28,495,620
Medtronic Inc.	1,581,608	58,472,048
Natus Medical Inc.(a)	196,706	2,887,644
NuVasive Inc.(a)(b)	184,843	6,057,305
St. Jude Medical Inc.(a)	744,461	27,373,831
Symmetry Medical Inc.(a)	269,814	2,625,290
Thoratec Corp.(a)(b)	224,683	8,263,841
Volcano Corp.(a)	232,205	5,124,764

		186,102,211

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Medical Devices Index Fund

July 31, 2010

MEDICAL PRODUCTS—25.84%
ABIOMED Inc.(a)	257,886	2,859,956
Accuray Inc.(a)	399,540	2,628,973
American Medical Systems Holdings Inc.(a)	334,441	7,478,101
CareFusion Corp.(a)	570,229	12,014,725
Invacare Corp.	191,696	4,568,116
Stryker Corp.	644,411	30,010,220
Varian Medical Systems Inc.(a)	354,012	19,541,462
Wright Medical Group Inc.(a)	240,080	3,747,649
Zimmer Holdings Inc.(a)	476,272	25,237,653
Zoll Medical Corp.(a)	137,260	3,631,900

		111,718,755
MEDICAL STERILIZATION PRODUCTS—1.81%
Steris Corp.	245,779	7,813,315

		7,813,315
PATIENT MONITORING EQUIPMENT—1.43%
Masimo Corp.	267,491	6,173,692

		6,173,692
RESPIRATORY PRODUCTS—3.58%
ResMed Inc.(a)(b)	235,537	15,472,426

		15,472,426
ULTRA SOUND IMAGING SYSTEMS—0.72%
SonoSite Inc.(a)	106,743	3,122,233

		3,122,233

TOTAL COMMON STOCKS
(Cost: $ 488,685,960)		431,729,090

SHORT-TERM INVESTMENTS—1.94%

MONEY MARKET FUNDS—1.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	6,236,730	6,236,730
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,315,687	1,315,687

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Medical Devices Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	827,008	827,008

		8,379,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 8,379,425)		8,379,425

TOTAL INVESTMENTS IN SECURITIES—101.79%
(Cost: $497,065,385)		440,108,515
Other Assets, Less Liabilities—(1.79)%		(7,736,123)

NET ASSETS—100.00%		$432,372,392

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Oil Equipment & Services Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.84%

OIL & GAS DRILLING—18.51%
Atwood Oceanics Inc.(a)	162,871	$4,430,091
Diamond Offshore Drilling Inc.	141,192	8,399,512
Helmerich & Payne Inc.	207,609	8,414,393
Hercules Offshore Inc.(a)	534,119	1,356,662
Nabors Industries Ltd.(a)(b)	537,586	9,896,958
Parker Drilling Co.(a)	460,416	1,924,539
Patterson-UTI Energy Inc.	396,694	6,517,682
Pioneer Drilling Co.(a)	223,486	1,479,477
Pride International Inc.(a)	347,264	8,261,411
Rowan Companies Inc.(a)	275,874	6,968,577
Unit Corp.(a)	123,245	5,040,721

		62,690,023
OIL - FIELD SERVICES—55.01%
Baker Hughes Inc.	565,665	27,304,650
Cal Dive International Inc.(a)	377,343	2,233,871
CARBO Ceramics Inc.	58,722	4,709,504
Exterran Holdings Inc.(a)	178,337	4,756,248
Global Industries Ltd.(a)	406,764	1,928,061
Halliburton Co.	1,123,886	33,581,714
Helix Energy Solutions Group Inc.(a)	309,690	2,907,989
Hornbeck Offshore Services Inc.(a)	109,301	1,839,536
Key Energy Services Inc.(a)	381,851	3,688,681
Matrix Service Co.(a)	130,990	1,269,293
Newpark Resources Inc.(a)	348,723	2,786,297
Oceaneering International Inc.(a)	137,323	6,794,742
Oil States International Inc.(a)	131,780	6,053,973
RPC Inc.(b)	137,961	2,301,189
Schlumberger Ltd.	911,105	54,356,524
SEACOR Holdings Inc.(a)	64,318	5,326,817
Smith International Inc.	399,896	16,587,686
Superior Energy Services Inc.(a)	221,947	5,058,172
Tetra Technologies Inc.(a)	274,976	2,865,250

		186,350,197
OIL FIELD MACHINERY & EQUIPMENT—22.19%
Cameron International Corp.(a)	406,942	16,110,834
Chart Industries Inc.(a)	114,658	2,042,059
Complete Production Services Inc.(a)	216,089	4,159,713
Dresser-Rand Group Inc.(a)	197,424	7,346,147
Dril-Quip Inc.(a)	89,332	4,670,277
FMC Technologies Inc.(a)	227,143	14,373,609
Lufkin Industries Inc.	91,405	3,757,659
National Oilwell Varco Inc.	580,123	22,717,617

		75,177,915
SEISMIC DATA COLLECTION—0.60%
ION Geophysical Corp.(a)	461,979	2,028,088

		2,028,088
TRANSPORTATION - MARINE—2.46%
GulfMark Offshore Inc. Class A(a)	95,711	2,817,732

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Oil Equipment & Services Index Fund

July 31, 2010

Tidewater Inc.	134,513	5,512,343

		8,330,075
TRANSPORTATION - SERVICES—1.07%
Bristow Group Inc.(a)	108,697	3,633,741

		3,633,741

TOTAL COMMON STOCKS
(Cost: $ 375,902,140)		338,210,039

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,296,779	1,296,779
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	273,566	273,566
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	433,114	433,114

		2,003,459

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 2,003,459)		2,003,459

TOTAL INVESTMENTS IN SECURITIES—100.43%
(Cost: $377,905,599)		340,213,498
Other Assets, Less Liabilities—(0.43)%		(1,469,576)

NET ASSETS—100.00%		$338,743,922

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.86%

GAS - DISTRIBUTION—2.31%
Energen Corp.	94,912	$4,217,889
Southern Union Co.	159,597	3,602,105

		7,819,994
OIL & GAS DRILLING—0.94%
Atlas Energy Inc.(a)	107,892	3,192,524

		3,192,524
OIL COMPANIES - EXPLORATION & PRODUCTION—89.52%
Anadarko Petroleum Corp.	484,475	23,816,791
Apache Corp.	300,380	28,710,320
ATP Oil & Gas Corp.(a)(b)	80,296	847,926
Berry Petroleum Co. Class A	70,434	2,100,342
Bill Barrett Corp.(a)	62,535	2,212,488
BPZ Resources Inc.(a)(b)	190,692	863,835
Brigham Exploration Co.(a)	165,752	2,860,880
Cabot Oil & Gas Corp.	134,022	4,083,650
Carrizo Oil & Gas Inc.(a)	54,571	1,070,137
Chesapeake Energy Corp.	650,557	13,681,214
Cimarex Energy Co.	98,214	6,763,998
Clayton Williams Energy Inc.(a)	16,622	739,845
Cobalt International Energy Inc.(a)	121,673	1,017,186
Comstock Resources Inc.(a)	69,343	1,755,071
Concho Resources Inc.(a)	96,192	5,769,596
Contango Oil & Gas Co.(a)	23,238	1,018,754
Continental Resources Inc.(a)(b)	46,816	2,131,533
Denbury Resources Inc.(a)	464,002	7,349,792
Devon Energy Corp.	380,173	23,757,011
EOG Resources Inc.	229,850	22,410,375
EXCO Resources Inc.	227,351	3,298,863
Forest Oil Corp.(a)	146,616	4,191,752
GMX Resources Inc.(a)(b)	61,425	380,221
Goodrich Petroleum Corp.(a)(b)	50,585	629,277
Mariner Energy Inc.(a)	150,171	3,587,585
McMoRan Exploration Co.(a)	138,488	1,441,660
Newfield Exploration Co.(a)	153,831	8,223,805
Noble Energy Inc.	185,694	12,452,640
Northern Oil and Gas Inc.(a)	78,640	1,154,435
Occidental Petroleum Corp.	610,110	47,545,872
Penn Virginia Corp.	72,568	1,378,792
Petrohawk Energy Corp.(a)	354,737	5,594,203
Petroleum Development Corp.(a)	35,389	1,031,236
Pioneer Natural Resources Co.	130,772	7,574,314
Plains Exploration & Production Co.(a)	183,783	4,144,307
Quicksilver Resources Inc.(a)	178,754	2,250,513
Range Resources Corp.	181,053	6,720,687
Resolute Energy Corp.(a)	81,069	964,721
Rosetta Resources Inc.(a)	80,710	1,781,270
SandRidge Energy Inc.(a)	569,690	3,361,171
SM Energy Co.	83,967	3,477,913
Southwestern Energy Co.(a)	349,727	12,747,549
Stone Energy Corp.(a)	75,419	886,928
Swift Energy Co.(a)	59,311	1,537,934
Ultra Petroleum Corp.(a)	173,652	7,357,635

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

July 31, 2010

W&T Offshore Inc.	69,830	643,134
Whiting Petroleum Corp.(a)	61,024	5,370,722

		302,689,883
OIL REFINING & MARKETING—7.09%
CVR Energy Inc.(a)	102,500	830,250
Frontier Oil Corp.	157,306	1,933,291
Holly Corp.	70,258	1,877,996
Sunoco Inc.	156,261	5,573,830
Tesoro Corp.	209,466	2,704,206
Valero Energy Corp.	616,166	10,468,660
Western Refining Inc.(a)(b)	108,927	577,313

		23,965,546

TOTAL COMMON STOCKS
(Cost: $ 412,789,133)		337,667,947

SHORT-TERM INVESTMENTS—1.55%

MONEY MARKET FUNDS—1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,850,096	3,850,096
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	812,208	812,208
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	563,622	563,622

		5,225,926

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 5,225,926)		5,225,926

TOTAL INVESTMENTS IN SECURITIES—101.41%
(Cost: $418,015,059)		342,893,873
Other Assets, Less Liabilities—(1.41)%		(4,771,324)

NET ASSETS—100.00%		$338,122,549

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Pharmaceuticals Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.90%

CONSUMER PRODUCTS - MISCELLANEOUS—1.06%
Prestige Brands Holdings Inc.(a)	180,227	$1,481,466

		1,481,466
DRUG DELIVERY SYSTEMS—1.78%
Alkermes Inc.(a)	192,552	2,483,921

		2,483,921
MEDICAL - BIOMEDICAL/GENE—5.54%
AMAG Pharmaceuticals Inc.(a)	55,174	1,736,878
Medicines Co. (The)(a)	195,087	1,796,751
Micromet Inc.(a)(b)	255,757	1,751,935
Talecris Biotherapeutics Holdings Corp.(a)	110,504	2,434,403

		7,719,967
MEDICAL - DRUGS—65.32%
Abbott Laboratories	208,262	10,221,499
Allergan Inc.	102,126	6,235,814
Auxilium Pharmaceuticals Inc.(a)(b)	88,429	1,994,958
Bristol-Myers Squibb Co.	331,020	8,249,018
Cephalon Inc.(a)	63,779	3,619,458
Eli Lilly and Co.	221,487	7,884,937
Endo Pharmaceuticals Holdings Inc.(a)	133,204	3,198,228
Forest Laboratories Inc.(a)	177,116	4,914,969
King Pharmaceuticals Inc.(a)	346,066	3,031,538
Medicis Pharmaceutical Corp. Class A	106,595	2,702,183
Medivation Inc.(a)(b)	132,719	1,262,158
Merck & Co. Inc.	327,424	11,283,031
Pfizer Inc.	793,707	11,905,605
Pharmasset Inc.(a)	65,408	1,766,670
Rigel Pharmaceuticals Inc.(a)	197,075	1,596,308
Salix Pharmaceuticals Ltd.(a)	77,376	3,281,516
Valeant Pharmaceuticals International(a)(b)	66,949	3,770,568
ViroPharma Inc.(a)	175,010	2,304,882
VIVUS Inc.(a)(b)	172,179	974,533
XenoPort Inc.(a)	137,986	847,234

		91,045,107
MEDICAL - GENERIC DRUGS—10.66%
Impax Laboratories Inc.(a)	106,026	1,737,766
Mylan Inc.(a)(b)	221,430	3,852,882
Par Pharmaceutical Companies Inc.(a)	78,250	2,065,800
Perrigo Co.	64,391	3,606,540
Watson Pharmaceuticals Inc.(a)	88,939	3,602,029

		14,865,017
MEDICAL PRODUCTS—12.80%
Hospira Inc.(a)	90,260	4,702,546
Johnson & Johnson	226,073	13,132,581

		17,835,127

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Pharmaceuticals Index Fund

July 31, 2010

THERAPEUTICS—2.74%
Questcor Pharmaceuticals Inc.(a)	161,865	1,820,981
Theravance Inc.(a)	135,180	2,002,016

		3,822,997

TOTAL COMMON STOCKS
(Cost: $ 148,530,690)		139,253,602

SHORT-TERM INVESTMENTS—6.48%

MONEY MARKET FUNDS—6.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	7,320,644	7,320,644
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,544,347	1,544,347
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	175,083	175,083

		9,040,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 9,040,074)		9,040,074

TOTAL INVESTMENTS IN SECURITIES—106.38%
(Cost: $157,570,764)		148,293,676
Other Assets, Less Liabilities—(6.38)%		(8,898,355)

NET ASSETS—100.00%		$139,395,321

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Real Estate Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.84%

REAL ESTATE MANAGEMENT/SERVICES—2.75%
CB Richard Ellis Group Inc. Class A(a)	2,784,014	$47,328,238
Jones Lang LaSalle Inc.	388,217	30,071,289

		77,399,527
REAL ESTATE OPERATING/DEVELOPMENT—6.10%
Brookfield Properties Corp.	2,452,906	36,891,706
Forest City Enterprises Inc. Class A(a)(b)	1,143,370	14,520,799
Forestar Group Inc.(a)	339,425	5,468,137
Plum Creek Timber Co. Inc.(b)	1,541,323	55,302,669
Rayonier Inc.(b)	752,479	36,743,550
St. Joe Co. (The)(a)(b)	868,912	22,409,240

		171,336,101
REITs - APARTMENTS—14.39%
American Campus Communities Inc.(b)	498,784	14,439,797
Apartment Investment and Management Co. Class A	1,106,998	23,767,247
AvalonBay Communities Inc.	785,497	82,547,880
BRE Properties Inc. Class A	604,215	25,074,923
Camden Property Trust	623,694	28,390,551
Equity Residential	2,677,967	122,784,787
Essex Property Trust Inc.	285,112	29,968,122
Home Properties Inc.	343,857	17,079,377
Mid-America Apartment Communities Inc.	284,878	16,089,909
Post Properties Inc.	458,675	11,687,039
UDR Inc.	1,535,820	32,421,160

		404,250,792
REITs - DIVERSIFIED—11.89%
Colonial Properties Trust	627,741	10,119,185
Digital Realty Trust Inc.(b)	803,315	50,785,574
Duke Realty Corp.	2,337,838	27,960,542
DuPont Fabros Technology Inc.	540,723	13,647,849
Entertainment Properties Trust	440,507	18,386,762
Lexington Realty Trust	1,031,386	6,631,812
Liberty Property Trust	1,072,463	33,997,077
Potlatch Corp.(b)	378,159	14,014,573
Vornado Realty Trust	1,705,059	141,144,784
Washington Real Estate Investment Trust	574,840	17,446,394

		334,134,552
REITs - HEALTH CARE—11.72%
HCP Inc.	2,781,299	98,652,676
Health Care REIT Inc.	1,164,615	52,768,706
Healthcare Realty Trust Inc.	589,583	13,837,513
Nationwide Health Properties Inc.	1,134,311	42,445,918
Omega Healthcare Investors Inc.	881,082	19,366,182
Senior Housing Properties Trust(b)	1,202,598	27,118,585
Ventas Inc.	1,481,527	75,143,049

		329,332,629

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Real Estate Index Fund

July 31, 2010

REITs - HOTELS—5.40%
DiamondRock Hospitality Co.(a)	1,432,021	13,289,155
Hospitality Properties Trust	1,168,799	23,901,939
Host Hotels & Resorts Inc.(b)	6,230,217	89,341,312
LaSalle Hotel Properties	660,594	15,669,290
Sunstone Hotel Investors Inc.(a)	929,781	9,595,340

		151,797,036
REITs - MANUFACTURED HOMES—0.54%
Equity Lifestyle Properties Inc.(b)	287,403	15,212,241

		15,212,241
REITs - MORTGAGE—5.98%
Annaly Capital Management Inc.(b)	5,865,392	102,057,821
Chimera Investment Corp.	6,708,309	25,961,156
Hatteras Financial Corp.	342,565	10,153,627
MFA Financial Inc.	2,656,678	19,500,016
Redwood Trust Inc.	660,003	10,329,047

		168,001,667
REITs - OFFICE PROPERTY—12.05%
Alexandria Real Estate Equities Inc.(b)	418,377	29,516,497
BioMed Realty Trust Inc.	1,075,790	19,407,252
Boston Properties Inc.	1,311,698	107,428,066
Brandywine Realty Trust	1,243,501	14,126,171
CommonWealth REIT	611,329	15,863,987
Corporate Office Properties Trust(b)	558,320	20,937,000
Douglas Emmett Inc.	1,149,257	18,169,753
Franklin Street Properties Corp.	681,876	8,325,706
Highwoods Properties Inc.	623,286	19,515,085
Kilroy Realty Corp.	494,884	16,618,205
Mack-Cali Realty Corp.	750,198	24,171,380
SL Green Realty Corp.	738,186	44,468,325

		338,547,427
REITs - OUTLET CENTERS—1.78%
National Retail Properties Inc.	788,389	18,227,554
Realty Income Corp.(b)	987,493	31,688,650

		49,916,204
REITs - REGIONAL MALLS—11.90%
CBL & Associates Properties Inc.(b)	1,304,553	18,355,061
Macerich Co. (The)(b)	1,227,669	50,886,880
Simon Property Group Inc.	2,735,347	244,047,659
Taubman Centers Inc.(b)	517,160	21,198,388

		334,487,988
REITs - SHOPPING CENTERS—6.87%
Developers Diversified Realty Corp.	1,790,361	20,320,597
Federal Realty Investment Trust	576,758	45,096,708
Kimco Realty Corp.	3,803,379	57,316,922
Regency Centers Corp.	774,696	29,237,027
Tanger Factory Outlet Centers Inc.	381,137	17,036,824
Weingarten Realty Investors	1,133,032	23,986,287

		192,994,365

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Real Estate Index Fund

July 31, 2010

REITs - STORAGE—4.66%
Public Storage	1,334,723	130,963,021

		130,963,021
REITs - WAREHOUSE/INDUSTRIAL—3.81%
AMB Property Corp.	1,592,419	39,746,778
DCT Industrial Trust Inc.	1,999,059	9,375,587
EastGroup Properties Inc.	255,021	9,249,611
ProLogis	4,480,230	48,655,298

		107,027,274

TOTAL COMMON STOCKS
(Cost: $ 2,977,184,618)		2,805,400,824

SHORT-TERM INVESTMENTS—9.54%

MONEY MARKET FUNDS—9.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	218,508,117	218,508,117
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	46,095,995	46,095,995
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	3,461,793	3,461,793

		268,065,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 268,065,905)		268,065,905

TOTAL INVESTMENTS IN SECURITIES—109.38%
(Cost: $3,245,250,523)		3,073,466,729
Other Assets, Less Liabilities—(9.38)%		(263,452,909)

NET ASSETS—100.00%		$2,810,013,820

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Regional Banks Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.90%

COMMERCIAL BANKS - CENTRAL U.S.—10.78%
Associated Banc-Corp	110,428	$1,500,716
BOK Financial Corp.	16,997	827,924
Commerce Bancshares Inc.	47,104	1,844,122
Cullen/Frost Bankers Inc.	36,167	1,996,780
First Financial Bankshares Inc.	13,226	648,338
First Midwest Bancorp Inc.	45,550	573,019
FirstMerit Corp.	68,808	1,356,206
International Bancshares Corp.(a)	34,178	592,647
Marshall & Ilsley Corp.	334,928	2,354,544
MB Financial Inc.	33,483	580,595
Old National Bancorp	55,723	586,206
Park National Corp.	7,682	515,309
PrivateBancorp Inc.	45,649	564,678
Prosperity Bancshares Inc.	29,430	997,088
Sterling Bancshares Inc.	65,487	339,878
TCF Financial Corp.	85,363	1,352,150
UMB Financial Corp.	20,844	784,151
Wintrust Financial Corp.	19,267	599,589

		18,013,940
COMMERCIAL BANKS - EASTERN U.S.—6.79%
CapitalSource Inc.	188,771	1,015,588
F.N.B. Corp.	72,859	624,402
Fulton Financial Corp.	125,513	1,143,423
M&T Bank Corp.(a)	54,407	4,751,907
National Penn Bancshares Inc.	80,350	535,131
Susquehanna Bancshares Inc.	82,690	715,268
TrustCo Bank Corp. NY	48,819	284,127
Valley National Bancorp	103,549	1,502,496
Webster Financial Corp.	42,001	782,899

		11,355,241
COMMERCIAL BANKS - SOUTHERN U.S.—14.53%
BancorpSouth Inc.	49,853	730,845
BB&T Corp.	441,134	10,953,357
First Horizon National Corp.(b)	144,784	1,660,672
Hancock Holding Co.	20,205	616,455
IBERIABANK Corp.	17,034	885,087
Popular Inc.(b)	406,964	1,167,987
Regions Financial Corp.	757,937	5,555,678
Synovus Financial Corp.	276,030	723,199
Trustmark Corp.	35,891	789,602
United Bankshares Inc.(a)	27,550	703,351
Whitney Holding Corp.	61,646	500,565

		24,286,798
COMMERCIAL BANKS - WESTERN U.S.—7.03%
Bank of Hawaii Corp.	30,381	1,513,278
Cathay General Bancorp	50,244	590,869
City National Corp.	30,426	1,724,241
East West Bancorp Inc.	94,248	1,469,326
Glacier Bancorp Inc.	45,024	719,484
PacWest Bancorp	20,014	418,893

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Regional Banks Index Fund

July 31, 2010

SVB Financial Group(b)	26,395	1,140,000
Umpqua Holdings Corp.	72,398	907,147
Westamerica Bancorporation(a)	18,539	996,657
Zions Bancorporation	102,095	2,265,488

		11,745,383
FIDUCIARY BANKS—4.68%
Northern Trust Corp.	153,993	7,236,131
Wilmington Trust Corp.	58,243	590,584

		7,826,715
SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—0.70%
Capitol Federal Financial(a)	13,588	427,071
TFS Financial Corp.	59,413	740,286

		1,167,357
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—9.41%
Astoria Financial Corp.	56,429	747,120
First Niagara Financial Group Inc.	132,770	1,780,446
Hudson City Bancorp Inc.	311,189	3,864,967
New York Community Bancorp Inc.	277,763	4,794,189
NewAlliance Bancshares Inc.	63,787	776,288
People’s United Financial Inc.	238,710	3,303,747
Provident Financial Services Inc.	36,204	463,773

		15,730,530
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—0.75%
Washington Federal Inc.	71,719	1,247,911

		1,247,911
SUPER-REGIONAL BANKS - U.S.—45.23%
Comerica Inc.	112,473	4,314,464
Fifth Third Bancorp	507,334	6,448,215
Huntington Bancshares Inc.	456,361	2,765,548
KeyCorp	560,409	4,741,060
PNC Financial Services Group Inc. (The)(c)	335,590	19,930,690
SunTrust Banks Inc.	318,209	8,257,524
U.S. Bancorp	1,219,747	29,151,953

		75,609,454

TOTAL COMMON STOCKS
(Cost: $ 212,862,684)		166,983,329

SHORT-TERM INVESTMENTS—4.08%

MONEY MARKET FUNDS—4.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,530,198	5,530,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,166,638	1,166,638

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Regional Banks Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	121,092	121,092

		6,817,928

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 6,817,928)		6,817,928

TOTAL INVESTMENTS IN SECURITIES—103.98%
(Cost: $219,680,612)		173,801,257
Other Assets, Less Liabilities—(3.98)%		(6,642,811)

NET ASSETS—100.00%		$167,158,446

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Technology Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.90%

COMMERCIAL SERVICES—0.44%
Gartner Inc.(a)	44,254	$1,113,873
SAIC Inc.(a)	264,030	4,390,819

		5,504,692
COMPUTERS—34.34%
Apple Inc.(a)	598,342	153,923,480
Brocade Communications Systems Inc.(a)	275,478	1,363,616
CACI International Inc. Class A(a)	20,282	953,660
Cadence Design Systems Inc.(a)	145,978	1,016,007
Cognizant Technology Solutions Corp. Class A(a)	209,585	11,434,958
Computer Sciences Corp.(a)	111,338	5,046,952
Dell Inc.(a)	1,163,455	15,404,144
Diebold Inc.	61,299	1,754,377
DST Systems Inc.	24,029	987,111
Electronics For Imaging Inc.(a)	39,259	418,108
EMC Corp.(a)	1,362,721	26,968,249
Hewlett-Packard Co.	1,327,554	61,120,586
Insight Enterprises Inc.(a)	22,233	323,935
International Business Machines Corp.	863,517	110,875,583
Lexmark International Inc. Class A(a)	54,319	1,996,223
Mentor Graphics Corp.(a)	54,442	523,732
MICROS Systems Inc.(a)	51,044	1,826,354
NCR Corp.(a)	109,016	1,493,519
NetApp Inc.(a)	226,385	9,576,086
Riverbed Technology Inc.(a)	36,658	1,359,645
SanDisk Corp.(a)	155,336	6,788,183
Seagate Technology PLC(a)	332,804	4,176,690
SRA International Inc. Class A(a)	21,293	473,130
Synaptics Inc.(a)(b)	18,848	589,942
Synopsys Inc.(a)	96,281	2,102,777
Teradata Corp.(a)	120,437	3,829,897
Unisys Corp.(a)	21,482	580,229
Western Digital Corp.(a)	156,585	4,132,278

		431,039,451
DISTRIBUTION & WHOLESALE—0.34%
Brightpoint Inc.(a)	33,540	265,637
Ingram Micro Inc. Class A(a)	126,873	2,097,210
Tech Data Corp.(a)	46,957	1,857,619

		4,220,466
ELECTRONICS—0.07%
Cymer Inc.(a)	24,969	830,968

		830,968
INTERNET—10.28%
Akamai Technologies Inc.(a)	115,406	4,426,974
AOL Inc.(a)	69,226	1,448,208
Ariba Inc.(a)	52,545	839,144
Check Point Software Technologies Ltd.(a)	121,465	4,132,239
Digital River Inc.(a)	20,326	534,370
EarthLink Inc.	82,801	731,133

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Technology Sector Index Fund

July 31, 2010

Equinix Inc.(a)	28,158	2,633,055
F5 Networks Inc.(a)	58,705	5,156,060
Google Inc. Class A(a)	160,598	77,865,940
IAC/InterActiveCorp(a)	59,074	1,476,850
j2 Global Communications Inc.(a)	32,940	775,078
McAfee Inc.(a)	97,709	3,234,168
Rackspace Hosting Inc.(a)(b)	66,360	1,240,932
Symantec Corp.(a)	538,194	6,980,376
TIBCO Software Inc.(a)	101,941	1,382,320
United Online Inc.	53,507	338,164
VeriSign Inc.(a)	123,338	3,471,965
Websense Inc.(a)	14,894	276,433
Yahoo! Inc.(a)	870,782	12,086,454

		129,029,863
MACHINERY—0.03%
Intermec Inc.(a)	42,217	443,279

		443,279
OFFICE & BUSINESS EQUIPMENT—1.03%
Pitney Bowes Inc.	155,549	3,796,951
Xerox Corp.	940,667	9,162,097

		12,959,048
SEMICONDUCTORS—16.31%
Advanced Micro Devices Inc.(a)(b)	365,975	2,741,153
Altera Corp.	211,172	5,853,688
Amkor Technology Inc.(a)(b)	79,796	460,423
Analog Devices Inc.	223,848	6,650,524
Applied Materials Inc.	974,217	11,495,761
Applied Micro Circuits Corp.(a)	43,582	521,241
Atmel Corp.(a)	320,057	1,673,898
ATMI Inc.(a)	18,180	269,791
Broadcom Corp. Class A	315,029	11,350,495
Cabot Microelectronics Corp.(a)	27,990	914,993
Cree Inc.(a)	71,621	5,073,632
Cypress Semiconductor Corp.(a)	108,190	1,146,814
Emulex Corp.(a)	49,063	426,848
Fairchild Semiconductor International Inc.(a)	60,106	545,762
FormFactor Inc.(a)	23,660	229,029
Integrated Device Technology Inc.(a)	96,793	562,367
Intel Corp.	2,932,180	60,402,908
International Rectifier Corp.(a)	55,477	1,083,466
Intersil Corp. Class A	98,766	1,121,982
KLA-Tencor Corp.	126,374	4,002,265
Lam Research Corp.(a)	94,028	3,967,041
Linear Technology Corp.	149,771	4,774,699
LSI Corp.(a)	421,423	1,698,335
Marvell Technology Group Ltd.(a)	347,270	5,181,268
Maxim Integrated Products Inc.	253,781	4,448,781
MEMC Electronic Materials Inc.(a)(b)	139,422	1,332,874
Microchip Technology Inc.(b)	190,320	5,795,244
Micron Technology Inc.(a)(b)	567,036	4,128,022
Microsemi Corp.(a)	50,296	802,724
National Semiconductor Corp.	159,099	2,195,566
NetLogic Microsystems Inc.(a)(b)	38,232	1,130,138
Novellus Systems Inc.(a)	69,993	1,869,513
NVIDIA Corp.(a)	375,814	3,453,731
OmniVision Technologies Inc.(a)	33,172	740,067
ON Semiconductor Corp.(a)	266,147	1,796,492

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Technology Sector Index Fund

July 31, 2010

PMC-Sierra Inc.(a)	138,333	1,120,497
QLogic Corp.(a)	91,364	1,454,515
Rambus Inc.(a)(b)	81,680	1,605,012
Rovi Corp.(a)	63,889	2,843,061
Semtech Corp.(a)	49,641	862,761
Silicon Laboratories Inc.(a)	48,508	1,942,745
Skyworks Solutions Inc.(a)	124,583	2,183,940
Teradyne Inc.(a)	103,961	1,118,620
Tessera Technologies Inc.(a)	31,148	528,893
Texas Instruments Inc.	916,891	22,638,039
TriQuint Semiconductor Inc.(a)	107,050	741,857
Varian Semiconductor Equipment Associates Inc.(a)	54,783	1,548,168
Xilinx Inc.	212,135	5,922,809
Zoran Corp.(a)	40,095	344,817

		204,697,269
SOFTWARE—21.79%
ACI Worldwide Inc.(a)	15,298	296,781
Adobe Systems Inc.(a)	349,158	10,027,818
Advent Software Inc.(a)	9,024	462,570
Allscripts Healthcare Solutions Inc.(a)	46,899	782,744
ANSYS Inc.(a)	59,578	2,678,031
athenahealth Inc.(a)(b)	14,751	409,635
Autodesk Inc.(a)	145,831	4,307,848
Blackboard Inc.(a)(b)	19,544	742,086
BMC Software Inc.(a)	126,028	4,484,076
CA Inc.	282,827	5,532,096
Cerner Corp.(a)(b)	53,867	4,171,999
Citrix Systems Inc.(a)	123,252	6,781,325
Compuware Corp.(a)	145,902	1,193,478
Concur Technologies Inc.(a)	24,854	1,150,243
CSG Systems International Inc.(a)	28,823	543,602
Fair Isaac Corp.	31,376	748,318
Informatica Corp.(a)	56,622	1,706,021
Intuit Inc.(a)	203,169	8,075,968
JDA Software Group Inc.(a)	19,648	461,728
Microsoft Corp.	5,134,706	132,526,762
Novell Inc.(a)	196,896	1,189,252
Nuance Communications Inc.(a)	154,298	2,547,460
Oracle Corp.	2,575,934	60,895,080
Parametric Technology Corp.(a)	71,858	1,289,133
Progress Software Corp.(a)	23,195	693,530
Quality Systems Inc.(b)	8,781	482,253
Quest Software Inc.(a)	45,275	912,744
Red Hat Inc.(a)	121,849	3,917,445
Salesforce.com Inc.(a)(b)	78,534	7,770,939
Solera Holdings Inc.	45,537	1,729,495
VeriFone Systems Inc.(a)	51,069	1,117,390
VMware Inc. Class A(a)	49,196	3,814,166

		273,442,016
TELECOMMUNICATIONS—15.27%
ADC Telecommunications Inc.(a)	37,605	478,712
ADTRAN Inc.	40,939	1,292,854
Amdocs Ltd.(a)	123,675	3,380,038
ARRIS Group Inc.(a)	75,442	703,119
Atheros Communications Inc.(a)	49,351	1,304,840
Ciena Corp.(a)(b)	48,594	636,095
Cisco Systems Inc.(a)	3,810,925	87,918,040
Comtech Telecommunications Corp.(a)	17,447	376,332
Corning Inc.	1,045,570	18,945,728

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Technology Sector Index Fund

July 31, 2010

Harmonic Inc.(a)	53,358	371,905
Harris Corp.	94,504	4,208,263
InterDigital Inc.(a)(b)	27,933	762,292
JDS Uniphase Corp.(a)	134,641	1,460,855
Juniper Networks Inc.(a)	360,193	10,006,162
Motorola Inc.(a)	1,417,094	10,614,034
Plantronics Inc.	30,900	926,073
Polycom Inc.(a)	56,342	1,672,231
QUALCOMM Inc.	1,106,521	42,136,320
RF Micro Devices Inc.(a)	144,203	601,326
SAVVIS Inc.(a)	23,388	412,330
Sonus Networks Inc.(a)	114,443	329,596
Syniverse Holdings Inc.(a)	41,095	917,651
Tekelec(a)	36,828	520,748
Tellabs Inc.	248,114	1,731,836

		191,707,380

TOTAL COMMON STOCKS
(Cost: $ 1,349,241,000)		1,253,874,432

SHORT-TERM INVESTMENTS—2.05%

MONEY MARKET FUNDS—2.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	20,398,090	20,398,090
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	4,303,136	4,303,136
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	1,068,697	1,068,697

		25,769,923

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 25,769,923)		25,769,923

TOTAL INVESTMENTS IN SECURITIES—101.95%
(Cost: $1,375,010,923)		1,279,644,355
Other Assets, Less Liabilities—(1.95)%		(24,481,528)

NET ASSETS—100.00%		$1,255,162,827

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Telecommunications Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.92%

HOLDING COMPANIES - DIVERSIFIED—3.02%
Leucadia National Corp.(a)	844,154	$18,647,362

		18,647,362
INTERNET—1.70%
AboveNet Inc.(a)(b)	197,111	10,486,305

		10,486,305
TELECOMMUNICATIONS—95.20%
Alaska Communications Systems Group Inc.	625,028	5,787,759
American Tower Corp. Class A(a)	864,231	39,962,041
AT&T Inc.	3,424,671	88,835,966
Atlantic Tele-Network Inc.	130,557	5,837,203
Cbeyond Inc.(a)	379,246	5,775,917
CenturyLink Inc.	832,627	29,658,174
Cincinnati Bell Inc.(a)	2,234,838	6,615,121
Consolidated Communications Holdings Inc.	323,435	5,647,175
Crown Castle International Corp.(a)	719,073	28,410,574
Frontier Communications Corp.	5,545,755	42,369,568
General Communication Inc. Class A(a)	693,434	5,880,320
Global Crossing Ltd.(a)(b)	445,992	5,160,127
Leap Wireless International Inc.(a)	573,659	6,820,806
Level 3 Communications Inc.(a)	10,447,231	11,805,371
MetroPCS Communications Inc.(a)(b)	1,480,189	13,247,692
NII Holdings Inc.(a)	586,777	21,980,666
NTELOS Holdings Corp.	359,218	6,720,969
PAETEC Holding Corp.(a)	1,665,282	6,544,558
Qwest Communications International Inc.	4,530,408	25,642,109
RCN Corp.(a)	429,603	6,418,269
SBA Communications Corp. Class A(a)	511,631	18,510,810
Shenandoah Telecommunications Co.	329,793	6,424,368
Sprint Nextel Corp.(a)	7,121,793	32,546,594
SureWest Communications(a)	366,411	2,495,259
Telephone and Data Systems Inc.	473,450	16,158,849
tw telecom inc.(a)	817,045	15,458,491
United States Cellular Corp.(a)	169,641	7,978,216
USA Mobility Inc.(a)	358,065	5,310,104
Verizon Communications Inc.	2,299,442	66,821,785
Virgin Media Inc.	1,165,959	25,103,097
Windstream Corp.	1,850,147	21,091,676

		587,019,634

TOTAL COMMON STOCKS
(Cost: $ 652,744,590)		616,153,301

SHORT-TERM INVESTMENTS—1.17%

MONEY MARKET FUNDS—1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,602,759	5,602,759
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,181,946	1,181,946

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Telecommunications Sector Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	426,500	426,500

		7,211,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 7,211,205)		7,211,205

TOTAL INVESTMENTS IN SECURITIES—101.09%
(Cost: $659,955,795)		623,364,506
Other Assets, Less Liabilities—(1.09)%		(6,711,792)

NET ASSETS—100.00%		$616,652,714

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Dow Jones U.S. Utilities Sector Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.75%

ELECTRIC—82.93%
AES Corp. (The)(a)	817,645	$8,429,920
Allegheny Energy Inc.	174,335	3,974,838
ALLETE Inc.	30,194	1,088,796
Alliant Energy Corp.	113,532	3,923,666
Ameren Corp.	243,589	6,179,853
American Electric Power Co. Inc.	490,105	17,633,978
Avista Corp.	55,966	1,170,809
Black Hills Corp.	39,883	1,273,065
Calpine Corp.(a)	359,124	4,848,174
CenterPoint Energy Inc.	379,646	5,402,362
Cleco Corp.	61,992	1,769,872
CMS Energy Corp.	236,326	3,762,310
Consolidated Edison Inc.	288,460	13,303,775
Constellation Energy Group Inc.	185,194	5,852,130
Dominion Resources Inc.	613,958	25,780,096
DPL Inc.	122,923	3,111,181
DTE Energy Co.	173,127	7,991,542
Duke Energy Corp.	1,341,114	22,933,049
Dynegy Inc.(a)	105,276	373,730
Edison International	307,633	10,198,034
El Paso Electric Co.(a)	45,003	967,564
Entergy Corp.	194,219	15,053,915
Exelon Corp.	678,437	28,379,020
FirstEnergy Corp.(b)	313,367	11,813,936
FPL Group Inc.	424,917	22,223,159
Great Plains Energy Inc.	138,756	2,489,283
Hawaiian Electric Industries Inc.	93,950	2,212,522
IDACORP Inc.	48,380	1,703,944
Integrys Energy Group Inc.	78,667	3,724,882
ITC Holdings Corp.	51,464	2,920,067
Mirant Corp.(a)	147,973	1,623,264
Northeast Utilities	180,131	5,014,847
NorthWestern Corp.	36,924	1,041,257
NRG Energy Inc.(a)	263,635	5,979,242
NSTAR	109,794	4,079,945
NV Energy Inc.	239,873	3,046,387
Pepco Holdings Inc.	229,291	3,877,311
PG&E Corp.	381,062	16,919,153
Pinnacle West Capital Corp.	103,560	3,944,600
PNM Resources Inc.	80,689	954,551
Portland General Electric Co.	77,036	1,471,388
PPL Corp.	494,906	13,505,985
Progress Energy Inc.	292,613	12,321,933
Public Service Enterprise Group Inc.	522,684	17,196,304
RRI Energy Inc.(a)	358,633	1,416,600
SCANA Corp.(b)	114,525	4,387,453
Southern Co.	843,334	29,794,990
TECO Energy Inc.	207,646	3,392,936
UniSource Energy Corp.	36,976	1,193,585
Westar Energy Inc.	113,384	2,707,610
Wisconsin Energy Corp.	120,270	6,528,256
Xcel Energy Inc.	468,421	10,300,578

		391,187,647

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Utilities Sector Index Fund

July 31, 2010

ENERGY - ALTERNATE SOURCES—0.43%
Covanta Holding Corp.(a)	133,622	2,013,684

		2,013,684
GAS—9.13%
AGL Resources Inc.	80,072	3,042,736
Atmos Energy Corp.	95,508	2,769,732
Laclede Group Inc. (The)	21,581	754,040
National Fuel Gas Co.	71,149	3,418,709
New Jersey Resources Corp.	42,651	1,592,162
Nicor Inc.	46,096	2,018,544
NiSource Inc.	284,757	4,698,490
Northwest Natural Gas Co.	27,220	1,290,500
Piedmont Natural Gas Co.	69,142	1,840,560
Sempra Energy	236,901	11,785,825
South Jersey Industries Inc.	30,537	1,426,689
Southwest Gas Corp.	46,433	1,493,749
UGI Corp.	111,733	3,012,322
Vectren Corp.	83,113	2,058,709
WGL Holdings Inc.	51,448	1,856,244

		43,059,011
OIL & GAS—1.15%
EQT Corp.	147,916	5,425,559

		5,425,559
PIPELINES—4.56%
ONEOK Inc.	101,285	4,712,791
Questar Corp.	180,124	2,963,040
Spectra Energy Corp.	665,657	13,839,009

		21,514,840
WATER—1.55%
American Water Works Co. Inc.	179,663	3,841,195
Aqua America Inc.	140,553	2,739,378
California Water Service Group	19,953	709,329

		7,289,902

TOTAL COMMON STOCKS
(Cost: $ 567,252,505)		470,490,643

SHORT-TERM INVESTMENTS—3.15%

MONEY MARKET FUNDS—3.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	11,942,280	11,942,280
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	2,519,317	2,519,317

Schedule of Investments (Unaudited) (Continued)

iShares® Dow Jones U.S. Utilities Sector Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	414,543	414,543

		14,876,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 14,876,140)		14,876,140

TOTAL INVESTMENTS IN SECURITIES—102.90%
(Cost: $582,128,645)		485,366,783
Other Assets, Less Liabilities—(2.90)%		(13,678,836)

NET ASSETS—100.00%		$471,687,947

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.38%

AUSTRALIA—22.38%
BGP Holdings PLC(a)	539,595	$70
Bunnings Warehouse Property Trust	31,536	54,384
CFS Retail Property Trust	155,384	264,443
Charter Hall Office REIT	411,120	91,181
Charter Hall Retail REIT	123,672	59,336
Commonwealth Property Office Fund	165,952	138,961
Dexus Property Group	396,849	292,787
FKP Property Group	72,848	46,162
Goodman Group	532,192	296,287
GPT Group	154,630	400,339
ING Industrial Fund	216,552	87,235
ING Office Fund	232,120	127,127
Mirvac Group	272,056	326,319
Stockland Corp. Ltd.	199,064	682,968
Westfield Group	192,184	2,124,229

		4,991,828
HONG KONG—40.03%
Agile Property Holdings Ltd.(b)	128,000	166,812
Champion REIT	192,000	93,955
China Overseas Land & Investment Ltd.	336,000	719,994
China Resources Land Ltd.	160,000	339,558
Country Garden Holdings Co. Ltd.(b)	264,000	83,633
Hang Lung Properties Ltd.	168,000	700,956
Henderson Land Development Co. Ltd.	89,000	554,144
Hongkong Land Holdings Ltd.	144,000	771,840
Hopson Development Holdings Ltd.(b)	48,000	65,274
Hysan Development Co. Ltd.	64,000	199,037
Kerry Properties Ltd.	60,000	302,496
Kowloon Development Co. Ltd.	32,000	35,068
KWG Property Holding Ltd.	100,000	74,046
Link REIT (The)	180,000	468,231
New World China Land Ltd.	147,200	51,181
New World Development Co. Ltd.	248,000	443,279
Shenzhen Investment Ltd.	224,000	76,153
Shimao Property Holdings Ltd.(b)	116,000	222,577
Shui On Land Ltd.	212,250	96,758
Sino Land Co. Ltd.(b)	208,000	393,747
Soho China Ltd.	176,000	108,564
Sun Hung Kai Properties Ltd.	160,000	2,350,941
Wharf (Holdings) Ltd. (The)	112,000	612,975

		8,931,219

JAPAN—23.73%
AEON Mall Co. Ltd.	7,200	157,360
Daibiru Corp.	4,800	35,892
Heiwa Real Estate Co. Ltd.	12,000	28,664
Japan Prime Realty Investment Corp.	56	126,010
Japan Real Estate Investment Corp.	40	353,104
Japan Retail Fund Investment Corp.	128	164,394
Kenedix Realty Investment Corp.	16	52,398
Mitsubishi Estate Co. Ltd.	88,000	1,236,834
Mitsui Fudosan Co. Ltd.	73,000	1,078,237
MORI TRUST Sogo REIT Inc.	8	62,774
Nippon Building Fund Inc.	48	407,662
Nomura Real Estate Holdings Inc.	6,400	78,578
Nomura Real Estate Office Fund Inc.	24	126,287
NTT Urban Development Corp.	112	90,598
ORIX JREIT Inc.	24	117,286
Premier Investment Corp.	8	30,741
Sumitomo Realty & Development Co. Ltd.	40,000	718,209
Tokyo Tatemono Co. Ltd.	24,000	78,098
Tokyu Land Corp.	32,000	115,947
TOKYU REIT Inc.	8	44,080
Top REIT Inc.	16	84,745
United Urban Investment Corp.	16	105,977

		5,293,875
NEW ZEALAND—0.19%
Kiwi Income Property Trust	61,392	42,246

		42,246
SINGAPORE—13.05%
Allgreen Properties Ltd.	64,000	55,077
Ascendas Real Estate Investment Trust	152,202	237,335
CapitaCommercial Trust	176,000	170,880
CapitaLand Ltd.	264,000	768,960
CapitaMall Trust Management Ltd.	192,400	270,298
CapitaMalls Asia Ltd.	128,000	200,537
CDL Hospitality Trusts	56,000	82,380
City Developments Ltd.	56,000	498,400
Keppel Land Ltd.	56,000	166,408
Mapletree Logistics Trust	128,000	82,851
Singapore Land Ltd.	16,000	78,497
Suntec REIT	152,000	159,876
Wing Tai Holdings Ltd.	56,000	74,142
Yanlord Land Group Ltd.	48,000	65,669

		2,911,310

TOTAL COMMON STOCKS
(Cost: $23,899,497)		22,170,478

SHORT-TERM INVESTMENTS—1.12%

MONEY MARKET FUNDS—1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	204,470	204,470
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	43,135	43,135
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	2,659	2,659

		250,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $250,264)		250,264

TOTAL INVESTMENTS IN SECURITIES—100.50%
(Cost: $24,149,761)	22,420,742
Other Assets, Less Liabilities—(0.50)%	(111,453)

NET ASSETS—100.00%	$22,309,289

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.62%

AUSTRIA—1.96%
CA Immobilien Anlagen AG(a)	6,624	$80,869
conwert Immobilien Invest SE	6,462	77,048

		157,917
BELGIUM—3.53%
Befimmo SCA	1,260	94,864
Cofinimmo SA	954	121,031
Intervest Offices NV	534	15,500
Leasinvest Real Estate SCA	114	8,911
Warehouses De Pauw SCA	714	31,720
Wereldhave Belgium NV	168	13,134

		285,160
FINLAND—1.49%
Citycon OYJ	12,456	42,679
Sponda OYJ	15,618	58,600
Technopolis OYJ	4,188	18,824

		120,103
FRANCE—30.19%
Affine SA	282	6,264
Fonciere des Regions	2,742	250,488
Gecina SA	1,404	143,770
Icade	1,548	147,141
Klepierre	7,122	227,185
Mercialys	3,450	112,681
ProLogis European Properties(a)	10,680	58,160
Societe de la Tour Eiffel	408	27,667
Societe Immobiliere de Location pour l’Industrie et le Commerce	984	110,543
Unibail-Rodamco SE	6,864	1,353,882

		2,437,781
GERMANY—3.67%
Alstria Office REIT AG	2,118	24,503
Colonia Real Estate AG(a)	2,100	11,737
Deutsche EuroShop AG	3,330	102,254
Deutsche Wohnen AG Bearer(a)	6,210	60,678
DIC Asset AG	2,154	17,567
GAGFAH SA	6,846	55,744
PATRIZIA Immobilien AG(a)	1,884	7,535
TAG Immobilien AG(a)	2,664	15,896

		295,914
GREECE—0.27%
Babis Vovos International Construction SA(a)	1,830	6,842
Eurobank Properties Real Estate Investment Co.	1,332	10,412
Lamda Development SA(a)	918	4,784

		22,038
ITALY—0.91%
Beni Stabili SpA	72,132	59,626
Immobiliare Grande Distribuzione SpA	9,138	13,810

		73,436

NETHERLANDS—9.85%
Corio NV	6,750	395,901
Eurocommercial Properties NV	3,030	114,418
Nieuwe Steen Investments NV	2,922	53,638
VastNed Offices/Industrial NV	1,410	20,206
VastNed Retail NV	1,374	79,165
Wereldhave NV	1,602	131,883

		795,211
NORWAY—0.73%
Norwegian Property ASA(a)	38,016	58,902

		58,902
SPAIN—0.40%
Inmobiliaria Colonial SA(a)	255,312	32,597

		32,597
SWEDEN—6.07%
Castellum AB	12,924	133,713
Fabege AB	12,432	86,838
Hufvudstaden AB Class A	11,442	97,886
Klovern AB	9,420	34,789
Kungsleden AB	10,206	72,348
Wihlborgs Fastigheter AB	2,892	64,802

		490,376
SWITZERLAND—6.12%
Allreal Holding AG Registered	522	60,969
PSP Swiss Property AG Registered(a)	3,480	228,674
Swiss Prime Site AG Registered(a)	3,066	191,359
Zueblin Immobilien Holding AG Registered(a)	3,402	13,006

		494,008
UNITED KINGDOM—34.43%
A&J Mucklow Group PLC	1,824	7,491
Big Yellow Group PLC	9,930	48,209
British Land Co. PLC	65,748	475,506
Capital & Counties Properties PLC(a)	46,878	80,757
Capital Shopping Centres Group PLC	46,878	251,449
CLS Holdings PLC(a)	1,722	12,001
Daejan Holdings PLC	366	13,338
Derwent London PLC	7,602	159,653
Development Securities PLC	6,264	24,452
F&C Commercial Property Trust Ltd.	20,190	29,248
Grainger PLC	23,574	41,682
Great Portland Estates PLC	23,406	110,445
Hammerson PLC	53,352	324,526
Helical Bar PLC	8,052	37,402
ING UK Real Estate Income Trust Ltd.	25,134	18,796
Invista Foundation Property Trust Ltd.	25,158	16,154
IRP Property Investments Ltd.	6,486	8,329
ISIS Property Trust Ltd.	4,596	6,370
Land Securities Group PLC	56,952	546,304
Minerva PLC(a)	11,814	18,918
Primary Health Properties PLC	4,572	21,302
Quintain Estates and Development PLC(a)	39,810	24,471
Safestore Holdings PLC	10,692	20,094
SEGRO PLC	55,410	242,977
Shaftesbury PLC	16,896	105,843
St. Modwen Properties PLC	11,328	30,833
Standard Life Investment Property Income Trust PLC	8,988	8,727
UK Commercial Property Trust Ltd.	26,832	32,147
UNITE Group PLC(a)	12,084	35,900
Workspace Group PLC	86,232	26,672

		2,779,996

TOTAL COMMON STOCKS
(Cost: $8,786,412)		8,043,439

RIGHTS—0.00%
UNITED KINGDOM—0.00%
Development Securities PLC (Expires 8/11/2010)(a)	2,610	61

		61

TOTAL RIGHTS
(Cost: $0)		61

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	1,019	1,019

		1,019

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,019)		1,019

TOTAL INVESTMENTS IN SECURITIES—99.63%
(Cost: $8,787,431)		8,044,519
Other Assets, Less Liabilities—0.37%		29,499

NET ASSETS—100.00%		$8,074,018

(a)	Non-income earning security.
(b	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.53%

AUSTRALIA—14.78%
BGP Holdings PLC(a)	6,603,392	$860
Bunnings Warehouse Property Trust	326,796	563,560
CFS Retail Property Trust	1,453,971	2,474,470
Charter Hall Office REIT	3,909,461	867,065
Charter Hall Retail REIT	1,152,713	553,052
Commonwealth Property Office Fund	1,531,150	1,282,118
Dexus Property Group	3,659,053	2,699,572
FKP Property Group	692,803	439,012
Goodman Group	4,841,711	2,695,520
GPT Group	1,433,518	3,711,400
ING Industrial Fund	2,039,989	821,781
ING Office Fund	2,111,518	1,156,428
Mirvac Group	2,520,804	3,023,594
Stockland Corp. Ltd.	1,841,448	6,317,819
Westfield Group	1,783,027	19,707,980

		46,314,231
AUSTRIA—0.51%
CA Immobilien Anlagen AG(b)	67,574	824,980
conwert Immobilien Invest SE	64,862	773,364

		1,598,344
BELGIUM—0.93%
Befimmo SCA	12,995	978,378
Cofinimmo SA	9,718	1,232,890
Intervest Offices NV	5,198	150,879
Leasinvest Real Estate SCA	1,130	88,330
Warehouses De Pauw SCA	7,119	316,265
Wereldhave Belgium NV	1,695	132,517

		2,899,259
CANADA—7.13%
Allied Properties Real Estate Investment Trust	30,284	603,945
Artis Real Estate Investment Trust	37,968	431,308
Boardwalk Real Estate Investment Trust	38,872	1,561,749
Brookfield Properties Corp.	289,619	4,358,556
Calloway Real Estate Investment Trust	65,879	1,384,166
Canadian Apartment Properties Real Estate Investment Trust	54,466	797,463
Canadian Real Estate Investment Trust	51,415	1,516,567
Chartwell Seniors Housing Real Estate Investment Trust	100,796	769,218
Cominar Real Estate Investment Trust	47,121	899,002
Dundee Real Estate Investment Trust	27,459	681,176
Extendicare Real Estate Investment Trust	59,664	511,513
First Capital Realty Inc.	48,364	662,102
H&R Real Estate Investment Trust	110,966	1,960,854
InnVest Real Estate Investment Trust	70,625	445,028
Killam Properties Inc.	33,448	285,783
Morguard Real Estate Investment Trust	32,996	413,271
Northern Property Real Estate Investment Trust	17,967	437,858
Primaris Retail Real Estate Investment Trust	52,432	947,894
RioCan Real Estate Investment Trust	185,885	3,681,785

		22,349,238

FINLAND—0.39%
Citycon OYJ	128,481	440,223
Sponda OYJ	156,392	586,793
Technopolis OYJ	46,556	209,253

		1,236,269
FRANCE—8.05%
Affine SA	2,938	65,261
Fonciere des Regions	28,137	2,570,381
Gecina SA	14,577	1,492,686
Icade	16,046	1,525,209
Klepierre	73,224	2,335,777
Mercialys	37,290	1,217,936
ProLogis European Properties(b)	109,610	596,904
Societe de la Tour Eiffel	4,294	291,179
Societe Immobiliere de Location pour l’Industrie et le Commerce	10,170	1,142,502
Unibail-Rodamco SE	70,851	13,974,929

		25,212,764
GERMANY—1.00%
Alstria Office REIT AG	22,148	256,227
Colonia Real Estate AG(b)	25,764	143,995
Deutsche EuroShop AG	35,482	1,089,546
Deutsche Wohnen AG Bearer(b)	63,054	616,101
DIC Asset AG(c)	28,250	230,394
GAGFAH SA	68,591	558,502
PATRIZIA Immobilien AG(b)	22,939	91,747
TAG Immobilien AG (b)	27,233	162,494

		3,149,006
HONG KONG—26.36%
Agile Property Holdings Ltd.(c)	1,130,000	1,472,635
Champion REIT	1,921,000	940,042
China Overseas Land & Investment Ltd.	3,164,480	6,780,970
China Resources Land Ltd.(c)	1,356,000	2,877,750
Country Garden Holdings Co. Ltd.(c)	2,599,000	823,337
Hang Lung Properties Ltd.	1,582,000	6,600,664
Henderson Land Development Co. Ltd.	791,000	4,925,033
Hongkong Land Holdings Ltd.(c)	1,356,000	7,268,160
Hopson Development Holdings Ltd.(c)	452,000	614,665
Hysan Development Co. Ltd.	678,000	2,108,546
Kerry Properties Ltd.	565,000	2,848,501
Kowloon Development Co. Ltd.	339,000	371,506
KWG Property Holding Ltd.	904,493	669,745
Link REIT (The)	1,695,000	4,409,174
New World China Land Ltd.	1,401,200	487,192
New World Development Co. Ltd.	2,260,000	4,039,560
Shenzhen Investment Ltd.	2,034,000	691,498
Shimao Property Holdings Ltd.(c)	1,130,000	2,168,208
Shui On Land Ltd.	2,034,300	927,373
Sino Land Co. Ltd.	1,808,000	3,422,567
Soho China Ltd.	1,638,797	1,010,874
Sun Hung Kai Properties Ltd.	1,469,000	21,584,579
Wharf (Holdings) Ltd. (The)	1,017,000	5,566,036

		82,608,615
ISRAEL—0.20%
Azrieli Group Ltd.(b)	26,668	616,034

		616,034
ITALY—0.24%
Beni Stabili SpA	739,698	611,454
Immobiliare Grande Distribuzione SpA	90,852	137,300

		748,754

JAPAN—15.86%
AEON Mall Co. Ltd.	67,800	1,481,805
Daibiru Corp.	33,900	253,487
Heiwa Real Estate Co. Ltd.	113,000	269,917
Japan Prime Realty Investment Corp.	565	1,271,348
Japan Real Estate Investment Corp.	339	2,992,557
Japan Retail Fund Investment Corp.	1,130	1,451,292
Kenedix Realty Investment Corp.	226	740,120
Mitsubishi Estate Co. Ltd.	801,000	11,257,997
Mitsui Fudosan Co. Ltd.	678,000	10,014,309
MORI TRUST Sogo REIT Inc.	113	886,684
Nippon Building Fund Inc.	452	3,838,818
Nomura Real Estate Holdings Inc.	56,500	693,699
Nomura Real Estate Office Fund Inc.	226	1,189,199
NTT Urban Development Corp.	1,017	822,660
ORIX JREIT Inc.	226	1,104,443
Premier Investment Corp.	113	434,214
Sumitomo Realty & Development Co. Ltd.	351,000	6,302,285
Tokyo Tatemono Co. Ltd.	226,000	735,426
Tokyu Land Corp.	339,000	1,228,318
TOKYU REIT Inc.	113	622,634
Top REIT Inc.	113	598,511
United Urban Investment Corp.	226	1,496,930

		49,686,653
NETHERLANDS—2.58%
Corio NV	69,382	4,069,397
Eurocommercial Properties NV	30,849	1,164,909
Nieuwe Steen Investments NV	29,380	539,312
VastNed Offices/Industrial NV	12,995	186,229
VastNed Retail NV	13,673	787,788
Wereldhave NV	16,385	1,348,878

		8,096,513
NEW ZEALAND—0.14%
Kiwi Income Property Trust	642,518	442,138

		442,138
NORWAY—0.20%
Norwegian Property ASA(b)	407,817	631,874

		631,874
SINGAPORE—8.73%
Allgreen Properties Ltd.	565,000	486,227
Ascendas Real Estate Investment Trust	1,469,402	2,291,296
CapitaCommercial Trust(c)	1,582,000	1,535,979
CapitaLand Ltd.	2,486,000	7,241,043
CapitaMall Trust Management Ltd.	1,808,400	2,540,579
CapitaMalls Asia Ltd.	1,243,000	1,947,402
CDL Hospitality Trusts	452,000	664,926
City Developments Ltd.	565,000	5,028,502
Keppel Land Ltd.	565,000	1,678,938
Mapletree Logistics Trust	1,130,750	731,904
Singapore Land Ltd.	113,000	554,382
Suntec REIT	1,356,000	1,426,266
Wing Tai Holdings Ltd.	452,000	598,433
Yanlord Land Group Ltd.	452,000	618,381

		27,344,258

SPAIN—0.10%
Inmobiliaria Colonial SA(b)(c)	2,463,965	314,585

		314,585
SWEDEN—1.61%
Castellum AB	132,888	1,374,878
Fabege AB	126,786	885,604
Hufvudstaden AB Class A	124,074	1,061,444
Klovern AB	92,773	342,618
Kungsleden AB	104,638	741,754
Wihlborgs Fastigheter AB	29,041	650,734

		5,057,032
SWITZERLAND—1.58%
Allreal Holding AG Registered	4,746	554,324
PSP Swiss Property AG Registered(b)	35,821	2,353,829
Swiss Prime Site AG Registered(b)	30,849	1,925,390
Zueblin Immobilien Holding AG Registered(b)	31,301	119,669

		4,953,212
UNITED KINGDOM—9.14%
A&J Mucklow Group PLC	10,961	45,018
Big Yellow Group PLC	102,943	499,779
British Land Co. PLC	677,096	4,896,927
Capital & Counties Properties PLC(b)(c)	480,137	827,137
Capital Shopping Centres Group PLC	480,476	2,577,222
CLS Holdings PLC(b)	17,854	124,427
Daejan Holdings PLC	4,181	152,369
Derwent London PLC	78,648	1,651,718
Development Securities PLC	70,512	275,244
F&C Commercial Property Trust Ltd.	220,576	319,536
Grainger PLC	241,142	426,370
Great Portland Estates PLC	245,210	1,157,062
Hammerson PLC	548,841	3,338,453
Helical Bar PLC	89,270	414,664
ING UK Real Estate Income Trust Ltd.	271,313	202,891
Invista Foundation Property Trust Ltd.	238,317	153,024
IRP Property Investments Ltd.	23,278	29,894
ISIS Property Trust Ltd.	20,679	28,661
Land Securities Group PLC	585,114	5,612,626
Minerva PLC(b)	136,843	219,132
Primary Health Properties PLC	46,782	217,964
Quintain Estates and Development PLC(b)	451,661	277,633
Safestore Holdings PLC	105,881	198,984
SEGRO PLC	568,842	2,494,418
Shaftesbury PLC	183,964	1,152,424
St. Modwen Properties PLC	119,667	325,719
Standard Life Investment Property Income Trust PLC	54,805	53,215
UK Commercial Property Trust Ltd.	261,934	313,814
UNITE Group PLC(b)	129,159	383,717
Workspace Group PLC	858,235	265,456

		28,635,498

TOTAL COMMON STOCKS
(Cost: $291,862,085)		311,894,277
RIGHTS—0.00%
UNITED KINGDOM—0.00%
Development Securities PLC (Expires 8/11/2010)(b)	29,380	690

		690

TOTAL RIGHTS
(Cost: $0)		690

SHORT-TERM INVESTMENTS—4.46%

MONEY MARKET FUNDS—4.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	11,543,787	11,543,787
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	2,435,252	2,435,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	8,448	8,448

		13,987,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,987,487)		13,987,487

TOTAL INVESTMENTS IN SECURITIES—103.99%
(Cost: $305,849,572)		325,882,454
Other Assets, Less Liabilities—(3.99)%		(12,512,751)

NET ASSETS—100.00%		$313,369,703

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.74%

CANADA—9.41%
Allied Properties Real Estate Investment Trust	1,165	$23,233
Artis Real Estate Investment Trust	1,702	19,334
Boardwalk Real Estate Investment Trust	1,455	58,457
Brookfield Properties Corp.	11,255	169,380
Calloway Real Estate Investment Trust	2,546	53,493
Canadian Apartment Properties Real Estate Investment Trust	2,080	30,454
Canadian Real Estate Investment Trust	1,985	58,551
Chartwell Seniors Housing Real Estate Investment Trust	3,845	29,343
Cominar Real Estate Investment Trust	1,828	34,876
Dundee Real Estate Investment Trust	1,083	26,866
Extendicare Real Estate Investment Trust	2,375	20,361
First Capital Realty Inc.	1,898	25,984
H&R Real Estate Investment Trust	4,310	76,161
InnVest Real Estate Investment Trust	2,615	16,478
Killam Properties Inc.	1,340	11,449
Morguard Real Estate Investment Trust	1,275	15,969
Northern Property Real Estate Investment Trust	690	16,815
Primaris Retail Real Estate Investment Trust	2,050	37,061
RioCan Real Estate Investment Trust	7,220	143,005

		867,270
UNITED STATES—90.33%
Acadia Realty Trust	1,205	22,341
Agree Realty Corp.	291	6,722
Alexander’s Inc.	63	21,053
Alexandria Real Estate Equities Inc.	1,320	93,126
AMB Property Corp.	5,045	125,923
American Campus Communities Inc.	1,570	45,451
Apartment Investment and Management Co. Class A	3,500	75,145
Ashford Hospitality Trust Inc.(a)(b)	1,578	13,871
Associated Estates Realty Corp.(b)	931	12,885
AvalonBay Communities Inc.	2,490	261,674
BioMed Realty Trust Inc.	3,421	61,715
Boston Properties Inc.	4,165	341,113
Brandywine Realty Trust	3,950	44,872
BRE Properties Inc. Class A	1,915	79,472
Camden Property Trust	1,985	90,357
CapLease Inc.	1,720	8,428
CBL & Associates Properties Inc.(b)	4,136	58,194
Cedar Shopping Centers Inc.	1,915	11,873
Cogdell Spencer Inc.	1,500	11,145
Colonial Properties Trust	2,105	33,933
CommonWealth REIT	1,946	50,499
Corporate Office Properties Trust	1,780	66,750
Corrections Corp. of America(a)	3,415	66,832
Cousins Properties Inc.	3,058	20,947
DCT Industrial Trust Inc.	6,360	29,828
Developers Diversified Realty Corp.	7,480	84,898
DiamondRock Hospitality Co.(a)	4,630	42,966
Digital Realty Trust Inc.(b)	2,570	162,475

Douglas Emmett Inc.	2,736	43,256
Duke Realty Corp.	7,560	90,418
DuPont Fabros Technology Inc.	1,766	44,574
EastGroup Properties Inc.	811	29,415
Education Realty Trust Inc.	1,720	11,954
Entertainment Properties Trust	1,415	59,062
Equity Lifestyle Properties Inc.(b)	911	48,219
Equity One Inc.(b)	1,395	23,771
Equity Residential	8,460	387,891
Essex Property Trust Inc.	905	95,125
Extra Space Storage Inc.	2,590	40,171
Federal Realty Investment Trust(b)	1,830	143,088
FelCor Lodging Trust Inc.(a)	2,900	17,197
First Industrial Realty Trust Inc.(a)	1,930	8,145
First Potomac Realty Trust	1,107	17,158
Forest City Enterprises Inc. Class A(a)(b)	4,075	51,752
Franklin Street Properties Corp.	2,400	29,304
Getty Realty Corp.	670	16,053
Glimcher Realty Trust	2,060	13,699
Government Properties Income Trust	710	19,731
HCP Inc.(b)	8,805	312,313
Health Care REIT Inc.	3,705	167,874
Healthcare Realty Trust Inc.	1,885	44,241
Hersha Hospitality Trust(b)	4,117	20,914
Highwoods Properties Inc.	1,725	54,010
Hilltop Holdings Inc.(a)	1,276	13,258
Home Properties Inc.	1,091	54,190
Hospitality Properties Trust	3,705	75,767
Host Hotels & Resorts Inc.(b)	19,615	281,279
Inland Real Estate Corp.	2,585	21,455
Investors Real Estate Trust	2,260	19,142
Kilroy Realty Corp.	1,572	52,788
Kimco Realty Corp.	12,085	182,121
Kite Realty Group Trust	1,881	8,728
LaSalle Hotel Properties	2,100	49,812
Lexington Realty Trust	4,015	25,816
Liberty Property Trust	3,400	107,780
LTC Properties Inc.	730	17,994
Macerich Co. (The)	3,865	160,204
Mack-Cali Realty Corp.	2,380	76,684
Medical Properties Trust Inc.	3,346	33,259
Mid-America Apartment Communities Inc.	902	50,945
National Health Investors Inc.	835	31,438
National Healthcare Corp.	305	10,651
National Retail Properties Inc.	2,510	58,031
Nationwide Health Properties Inc.	3,595	134,525
Omega Healthcare Investors Inc.	2,795	61,434
Orient-Express Hotels Ltd. Class A(a)	2,722	24,797
Parkway Properties Inc.	676	11,296
Pennsylvania Real Estate Investment Trust	1,655	20,340
Piedmont Office Realty Trust Inc. Class A	490	8,820
Post Properties Inc.	1,461	37,226
ProLogis	14,225	154,483
PS Business Parks Inc.	555	32,229
Public Storage	3,830	375,800
Ramco-Gershenson Properties Trust	1,155	13,283
Realty Income Corp.(b)	3,140	100,763
Regency Centers Corp.	2,450	92,463
Saul Centers Inc.	416	17,597
Senior Housing Properties Trust	3,815	86,028
Simon Property Group Inc.	8,700	776,214
SL Green Realty Corp.	2,340	140,962
Sovran Self Storage Inc.	826	30,397
Strategic Hotels & Resorts Inc.(a)	4,535	20,906
Sun Communities Inc.	580	16,878

Sunstone Hotel Investors Inc.(a)	2,942	30,361
Tanger Factory Outlet Centers Inc.	1,211	54,132
Taubman Centers Inc.	1,231	50,459
UDR Inc.	4,881	103,038
Universal Health Realty Income Trust	370	12,314
Urstadt Biddle Properties Inc. Class A	378	6,740
U-Store-It Trust	2,780	22,435
Ventas Inc.	4,700	238,384
Vornado Realty Trust	5,465	452,393
Washington Real Estate Investment Trust	1,840	55,844
Weingarten Realty Investors	3,590	76,000
Winthrop Realty Trust	491	6,049

		8,329,755

TOTAL COMMON STOCKS
(Cost: $8,380,777)		9,197,025

SHORT-TERM INVESTMENTS—8.56%

MONEY MARKET FUNDS—8.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	642,927	642,927
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	135,631	135,631
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	10,900	10,900

		789,458

TOTAL SHORT-TERM INVESTMENTS
(Cost: $789,458)		789,458

TOTAL INVESTMENTS IN SECURITIES—108.30%
(Cost: $9,170,235)		9,986,483
Other Assets, Less Liabilities—(8.30)%		(765,106)

NET ASSETS—100.00%		$9,221,377

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® FTSE NAREIT Industrial/Office Capped Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

REAL ESTATE OPERATING/DEVELOPMENT—0.35%
Terreno Realty Corp.(a)	1,650	$29,700

		29,700
REITs - DIVERSIFIED—13.84%
CapLease Inc.	10,188	49,921
Duke Realty Corp.	35,087	419,641
Gladstone Commercial Corp.	1,543	26,293
Liberty Property Trust	14,918	472,901
Mission West Properties Inc.	3,874	27,350
PS Business Parks Inc.(b)	3,262	189,424

		1,185,530
REITs - OFFICE PROPERTY—64.84%
Alexandria Real Estate Equities Inc.(b)	5,377	379,347
BioMed Realty Trust Inc.	20,245	365,220
Boston Properties Inc.	18,323	1,500,654
Brandywine Realty Trust	23,431	266,176
CommonWealth REIT	11,518	298,892
Corporate Office Properties Trust	9,947	373,012
Douglas Emmett Inc.	16,215	256,359
Franklin Street Properties Corp.	14,213	173,541
Government Properties Income Trust	4,185	116,301
Highwoods Properties Inc.	12,367	387,211
Kilroy Realty Corp.	9,325	313,134
Mack-Cali Realty Corp.	12,078	389,153
Parkway Properties Inc.	3,853	64,384
Piedmont Office Realty Trust Inc. Class A	2,876	51,768
SL Green Realty Corp.	10,293	620,050

		5,555,202
REITs - WAREHOUSE/INDUSTRIAL—20.79%
AMB Property Corp.	22,238	555,060
DCT Industrial Trust Inc.	37,665	176,649
EastGroup Properties Inc.	4,784	173,516
First Industrial Realty Trust Inc.(a)	11,282	47,610
First Potomac Realty Trust	6,623	102,656
Monmouth Real Estate Investment Corp. Class A	5,863	46,142
ProLogis	62,593	679,760

		1,781,393

TOTAL COMMON STOCKS
(Cost: $ 7,925,750)		8,551,825

SHORT-TERM INVESTMENTS—5.29%

MONEY MARKET FUNDS—5.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	367,519	367,519
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	77,531	77,531

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE NAREIT Industrial/Office Capped Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	8,654	8,654

		453,704

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 453,704)		453,704

TOTAL INVESTMENTS IN SECURITIES—105.11%
(Cost: $8,379,454)		9,005,529
Other Assets, Less Liabilities—(5.11)%		(438,096)

NET ASSETS—100.00%		$8,567,433

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® FTSE NAREIT Mortgage Plus Capped Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

COMMERCIAL BANKS—0.50%
Bank Mutual Corp.	19,891	$116,959
TrustCo Bank Corp. NY	33,337	194,021

		310,980
FINANCE - CONSUMER LOANS—0.74%
Ocwen Financial Corp.(a)	43,708	461,556

		461,556
FINANCIAL GUARANTEE INSURANCE—2.36%
MGIC Investment Corp.(a)	87,801	754,211
PMI Group Inc. (The)(a)	70,318	220,095
Radian Group Inc.	58,271	501,131

		1,475,437
INVESTMENT MANAGEMENT/ADVISORY SERVICES—0.50%
Altisource Portfolio Solutions SA(a)	11,034	313,035

		313,035
PROPERTY/CASUALTY INSURANCE—2.37%
Fidelity National Financial Inc. Class A	100,607	1,485,965

		1,485,965
REITs - MORTGAGE—69.40%
American Capital Agency Corp.(b)	64,733	1,781,452
Annaly Capital Management Inc.(b)	865,447	15,058,778
Anworth Mortgage Asset Corp.	234,744	1,636,166
Apollo Commercial Real Estate Finance Inc.	21,294	359,869
Capstead Mortgage Corp.	138,545	1,620,976
Chimera Investment Corp.	1,782,656	6,898,879
Colony Financial Inc.	28,924	516,583
CreXus Investment Corp.	26,882	324,197
Cypress Sharpridge Investments Inc.	58,672	774,470
Dynex Capital Inc.	29,830	289,351
Hatteras Financial Corp.	71,503	2,119,349
Invesco Mortgage Capital Inc.	51,251	1,042,958
MFA Financial Inc.(b)	565,735	4,152,495
PennyMac Mortgage Investment Trust(a)(c)	33,079	547,457
RAIT Financial Trust(a)(b)	156,979	313,958
Redwood Trust Inc.	153,132	2,396,516
Resource Capital Corp.	96,649	589,559
Starwood Property Trust Inc.	94,023	1,669,848
Two Harbors Investment Corp.	51,550	434,566
Walter Investment Management Corp.	50,669	875,054

		43,402,481
SAVINGS & LOANS/THRIFTS—24.00%
Astoria Financial Corp.	42,526	563,044
Beneficial Mutual Bancorp Inc.(a)	14,392	145,215
Brookline Bancorp Inc.	25,820	249,938
Capitol Federal Financial(b)	9,726	305,688

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE NAREIT Mortgage Plus Capped Index Fund

July 31, 2010

Dime Community Bancshares Inc.	15,041	197,037
First Financial Holdings Inc.	7,229	90,941
First Niagara Financial Group Inc.	91,346	1,224,950
Flushing Financial Corp.	13,614	169,767
Hudson City Bancorp Inc.	209,089	2,596,885
Investors Bancorp Inc.(a)	25,203	330,915
Kearny Financial Corp.	9,078	85,242
New York Community Bancorp Inc.	194,848	3,363,077
NewAlliance Bancshares Inc.	46,435	565,114
Northwest Bancshares Inc.	48,162	584,205
Oritani Financial Corp.	10,642	106,420
People’s United Financial Inc.	163,889	2,268,224
Provident Financial Services Inc.	26,439	338,684
Provident New York Bancorp	17,085	158,549
TFS Financial Corp.	54,033	673,251
Washington Federal Inc.	49,168	855,523
Waterstone Financial Inc.(a)	5,412	21,594
WSFS Financial Corp.	3,094	117,572

		15,011,835

TOTAL COMMON STOCKS
(Cost: $ 56,532,211)		62,461,289

SHORT-TERM INVESTMENTS—11.76%

MONEY MARKET FUNDS—11.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	6,015,957	6,015,957
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,269,113	1,269,113
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	67,692	67,692

		7,352,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 7,352,762)		7,352,762

TOTAL INVESTMENTS IN SECURITIES—111.63%
(Cost: $63,884,973)		69,814,051
Other Assets, Less Liabilities—(11.63)%		(7,272,520)

NET ASSETS—100.00%		$62,541,531

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® FTSE NAREIT Real Estate 50 Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

REAL ESTATE OPERATING/DEVELOPMENT—3.90%
Plum Creek Timber Co. Inc.(a)	24,432	$876,620
Rayonier Inc.(a)	11,924	582,249

		1,458,869
REITs - APARTMENTS—16.02%
Apartment Investment and Management Co. Class A	17,543	376,648
AvalonBay Communities Inc.	12,454	1,308,791
BRE Properties Inc. Class A(a)	9,564	396,906
Camden Property Trust(a)	9,881	449,783
Equity Residential	42,304	1,939,638
Essex Property Trust Inc.	4,517	474,782
Home Properties Inc.	5,461	271,248
Mid-America Apartment Communities Inc.(a)	4,514	254,951
UDR Inc.(a)	24,334	513,691

		5,986,438
REITs - DIVERSIFIED—11.61%
Digital Realty Trust Inc.(a)	12,868	813,515
Duke Realty Corp.	37,732	451,275
Liberty Property Trust	16,922	536,427
Vornado Realty Trust	27,301	2,259,978
Washington Real Estate Investment Trust	9,129	277,065

		4,338,260
REITs - HEALTH CARE—13.96%
HCP Inc.(a)	43,986	1,560,183
Health Care REIT Inc.	18,460	836,423
Healthcare Realty Trust Inc.(a)	9,365	219,797
Nationwide Health Properties Inc.	17,977	672,699
Omega Healthcare Investors Inc.(a)	13,967	306,995
Senior Housing Properties Trust(a)	19,056	429,713
Ventas Inc.	23,488	1,191,311

		5,217,121
REITs - HOTELS—4.77%
Hospitality Properties Trust(a)	18,522	378,775
Host Hotels & Resorts Inc.(a)	98,023	1,405,650

		1,784,425
REITs - MORTGAGE—6.53%
Annaly Capital Management Inc.	93,011	1,618,392
Chimera Investment Corp.	132,515	512,833
MFA Financial Inc.(a)	42,095	308,977

		2,440,202
REITs - OFFICE PROPERTY—11.78%
Alexandria Real Estate Equities Inc.	6,607	466,124
Boston Properties Inc.	20,790	1,702,701
Corporate Office Properties Trust	8,849	331,837
Douglas Emmett Inc.	13,652	215,838

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE NAREIT Real Estate 50 Index Fund

July 31, 2010

Highwoods Properties Inc.	10,719	335,612
Kilroy Realty Corp.	7,859	263,905
Mack-Cali Realty Corp.	11,889	383,064
SL Green Realty Corp.	11,680	703,603

		4,402,684
REITs - OUTLET CENTERS—1.62%
Alexander’s Inc.(b)	305	101,922
Realty Income Corp.(a)	15,646	502,080

		604,002
REITs - REGIONAL MALLS—13.21%
Macerich Co. (The)	19,315	800,607
Simon Property Group Inc.	43,520	3,882,853
Taubman Centers Inc.	6,153	252,212

		4,935,672
REITs - SHOPPING CENTERS—7.63%
Equity One Inc.	6,906	117,678
Federal Realty Investment Trust	9,141	714,735
Kimco Realty Corp.	60,288	908,540
Regency Centers Corp.	12,240	461,937
Tanger Factory Outlet Centers Inc.	6,051	270,480
Weingarten Realty Investors	17,957	380,150

		2,853,520
REITs - STORAGE—5.03%
Public Storage	19,154	1,879,390

		1,879,390
REITs - WAREHOUSE/INDUSTRIAL—3.75%
AMB Property Corp.	25,227	629,666
ProLogis	71,010	771,168

		1,400,834

TOTAL COMMON STOCKS
(Cost: $ 37,990,641)		37,301,417

SHORT-TERM INVESTMENTS—16.92%

MONEY MARKET FUNDS—16.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,176,065	5,176,065
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,091,932	1,091,932

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE NAREIT Real Estate 50 Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	55,945	55,945

		6,323,942

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 6,323,942)		6,323,942

TOTAL INVESTMENTS IN SECURITIES—116.73%
(Cost: $44,314,583)		43,625,359
Other Assets, Less Liabilities—(16.73)%		(6,251,752)

NET ASSETS—100.00%		$37,373,607

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® FTSE NAREIT Residential Plus Capped Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS— 99.81%

REITs - APARTMENTS— 44.76%
American Campus Communities Inc.	29,536	$855,067
Apartment Investment and Management Co. Class A	66,151	1,420,262
Associated Estates Realty Corp.	18,495	255,971
AvalonBay Communities Inc.	34,164	3,590,295
BRE Properties Inc. Class A(a)	36,067	1,496,780
Camden Property Trust	37,280	1,696,986
Education Realty Trust Inc.(a)	32,236	224,040
Equity Residential	116,050	5,320,892
Essex Property Trust Inc.	17,044	1,791,495
Home Properties Inc.	20,569	1,021,662
Mid-America Apartment Communities Inc.(a)	17,048	962,871
Post Properties Inc.(a)	27,522	701,261
UDR Inc.(a)	91,814	1,938,194

		21,275,776
REITs - DIVERSIFIED—1.35%
Colonial Properties Trust	39,664	639,384

		639,384
REITs - HEALTH CARE—36.59%
Cogdell Spencer Inc.	27,832	206,792
HCP Inc.	120,665	4,279,988
Health Care REIT Inc.(a)	46,749	2,118,197
Healthcare Realty Trust Inc.(a)	35,260	827,552
LTC Properties Inc.(a)	13,461	331,814
Medical Properties Trust Inc.	62,943	625,653
National Health Investors Inc.(a)	15,712	591,557
Nationwide Health Properties Inc.	57,026	2,133,913
Omega Healthcare Investors Inc.(a)	52,638	1,156,983
Senior Housing Properties Trust(a)	71,879	1,620,871
Universal Health Realty Income Trust	6,840	227,635
Ventas Inc.	64,432	3,267,991

		17,388,946
REITs - MANUFACTURED HOMES—2.57%
Equity Lifestyle Properties Inc.(a)	17,161	908,332
Sun Communities Inc.	10,740	312,534

		1,220,866
REITs - STORAGE—14.54%
Extra Space Storage Inc.	48,914	758,656
Public Storage	52,545	5,155,715
Sovran Self Storage Inc.	15,558	572,534
U-Store-It Trust	52,579	424,313

		6,911,218

TOTAL COMMON STOCKS
(Cost: $ 35,457,170)		47,436,190

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE NAREIT Residential Plus Capped Index Fund

July 31, 2010

SHORT-TERM INVESTMENTS—9.71%

MONEY MARKET FUNDS—9.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(c)(d)	3,740,745	3,740,745
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(b)(c)(d)	789,140	789,140
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	87,125	87,125

		4,617,010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 4,617,010)		4,617,010

TOTAL INVESTMENTS IN SECURITIES—109.52%
(Cost: $40,074,180)		52,053,200
Other Assets, Less Liabilities—(9.52)%		(4,524,938)

NET ASSETS—100.00%		$47,528,262

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® FTSE NAREIT Retail Capped Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.75%

REITs - OUTLET CENTERS—12.16%
Agree Realty Corp.	1,713	$39,570
Alexander’s Inc.(a)	344	114,954
Getty Realty Corp.	3,725	89,251
National Retail Properties Inc.	13,901	321,391
Realty Income Corp.(b)	10,250	328,923

		894,089
REITs - REGIONAL MALLS—43.85%
CBL & Associates Properties Inc.(b)	22,799	320,782
Glimcher Realty Trust	11,472	76,289
Macerich Co. (The)	18,741	776,814
Pennsylvania Real Estate Investment Trust	9,196	113,019
Simon Property Group Inc.	18,598	1,659,314
Taubman Centers Inc.	6,793	278,445

		3,224,663
REITs - SHOPPING CENTERS—43.74%
Acadia Realty Trust	6,695	124,125
Cedar Shopping Centers Inc.	10,623	65,863
Developers Diversified Realty Corp.(b)	27,123	307,846
Equity One Inc.(b)	7,719	131,532
Excel Trust Inc.(a)	2,745	31,403
Federal Realty Investment Trust	4,386	342,941
Inland Real Estate Corp.	14,259	118,350
Kimco Realty Corp.	58,485	881,369
Kite Realty Group Trust	10,518	48,804
Ramco-Gershenson Properties Trust	6,416	73,784
Regency Centers Corp.	8,645	326,262
Saul Centers Inc.	2,297	97,163
Tanger Factory Outlet Centers Inc.	6,731	300,876
Urstadt Biddle Properties Inc. Class A	1,840	32,807
Weingarten Realty Investors	15,773	333,914

		3,217,039

TOTAL COMMON STOCKS
(Cost: $ 7,264,659)		7,335,791

SHORT-TERM INVESTMENTS—9.56%

MONEY MARKET FUNDS—9.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	571,751	571,751
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	120,615	120,615

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE NAREIT Retail Capped Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	10,758	10,758

		703,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 703,124)		703,124

TOTAL INVESTMENTS IN SECURITIES—109.31%
(Cost: $7,967,783)		8,038,915
Other Assets, Less Liabilities—(9.31)%		(684,618)

NET ASSETS—100.00%		$7,354,297

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Large Core Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.36%
Omnicom Group Inc.	22,315	$831,457

		831,457
AEROSPACE & DEFENSE—1.93%
United Technologies Corp.	62,616	4,451,998

		4,451,998
AGRICULTURE—2.99%
Philip Morris International Inc.	134,965	6,888,614

		6,888,614
AUTO PARTS & EQUIPMENT—0.61%
Johnson Controls Inc.	48,494	1,397,112

		1,397,112
BANKS—11.17%
Bank of America Corp.	719,025	10,095,111
Bank of New York Mellon Corp. (The)	87,353	2,189,939
PNC Financial Services Group Inc. (The)(a)	38,028	2,258,483
State Street Corp.	35,728	1,390,534
Wells Fargo & Co.	354,560	9,831,949

		25,766,016
BEVERAGES—6.97%
Coca-Cola Co. (The)	154,036	8,488,924
PepsiCo Inc.	116,688	7,574,218

		16,063,142
BIOTECHNOLOGY—2.09%
Amgen Inc.(b)	69,377	3,783,128
Biogen Idec Inc.(b)	18,402	1,028,303

		4,811,431
COMMERCIAL SERVICES—0.53%
McKesson Corp.	19,412	1,219,462

		1,219,462
COMPUTERS—9.27%
Dell Inc.(b)	124,757	1,651,783
Hewlett-Packard Co.	169,679	7,812,021
International Business Machines Corp.	92,783	11,913,337

		21,377,141
COSMETICS & PERSONAL CARE—5.95%
Avon Products Inc.	31,571	982,805

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Core Index Fund

July 31, 2010

Procter & Gamble Co. (The)	208,373	12,744,093

		13,726,898
DIVERSIFIED FINANCIAL SERVICES—3.87%
American Express Co.	76,959	3,435,450
Ameriprise Financial Inc.	18,529	785,444
Goldman Sachs Group Inc. (The)	31,208	4,706,791

		8,927,685
ELECTRONICS—0.39%
Tyco Electronics Ltd.	33,001	891,027

		891,027
FOOD—2.05%
General Mills Inc.	45,342	1,550,696
Kellogg Co.	18,580	929,929
Kroger Co. (The)	43,590	923,236
Sysco Corp.	42,570	1,318,393

		4,722,254
FOREST PRODUCTS & PAPER—0.31%
International Paper Co.	29,343	710,101

		710,101
HEALTH CARE - PRODUCTS—6.73%
Baxter International Inc.	43,739	1,914,456
Boston Scientific Corp.(b)	109,486	613,122
Covidien PLC	36,429	1,359,530
Johnson & Johnson	200,117	11,624,796

		15,511,904
INSURANCE—1.08%
Aon Corp.	17,241	649,469
Loews Corp.	24,694	917,382
Marsh & McLennan Companies Inc.	39,287	924,030

		2,490,881
INTERNET—0.33%
Symantec Corp.(b)	59,659	773,777

		773,777
LEISURE TIME—0.45%
Carnival Corp.	30,120	1,044,562

		1,044,562
LODGING—0.34%
Marriott International Inc. Class A	22,868	775,454

		775,454
MACHINERY—2.57%
Caterpillar Inc.	41,119	2,868,050

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Core Index Fund

July 31, 2010

Cummins Inc.	13,020	1,036,522
Deere & Co.	30,438	2,029,606

		5,934,178
MANUFACTURING—4.98%
3M Co.	47,266	4,043,134
Eaton Corp.	11,934	936,342
Honeywell International Inc.	50,449	2,162,244
Illinois Tool Works Inc.	31,001	1,348,543
Ingersoll-Rand PLC	22,874	856,860
Parker Hannifin Corp.	11,704	727,052
Tyco International Ltd.	36,856	1,410,848

		11,485,023
MEDIA—5.19%
News Corp. Class A NVS	131,200	1,712,160
News Corp. Class B	31,588	467,187
Time Warner Cable Inc.	25,463	1,455,720
Time Warner Inc.	82,767	2,603,850
Viacom Inc. Class A	401	14,993
Viacom Inc. Class B NVS	40,113	1,325,333
Walt Disney Co. (The)	130,429	4,394,153

		11,973,396
OIL & GAS—3.93%
Anadarko Petroleum Corp.	36,209	1,780,034
Murphy Oil Corp.	13,782	754,565
Noble Energy Inc.	12,599	844,889
Occidental Petroleum Corp.	58,629	4,568,958
Transocean Ltd.(b)	24,219	1,119,160

		9,067,606
OIL & GAS SERVICES—1.35%
Halliburton Co.	64,612	1,930,607
National Oilwell Varco Inc.	30,183	1,181,966

		3,112,573
PHARMACEUTICALS—1.71%
Bristol-Myers Squibb Co.	124,178	3,094,516
Cardinal Health Inc.	26,199	845,441

		3,939,957
PIPELINES—0.35%
Williams Companies Inc. (The)	41,526	806,020

		806,020
REAL ESTATE INVESTMENT TRUSTS—2.11%
Equity Residential	20,398	935,248
Public Storage	10,168	997,684
Simon Property Group Inc.	20,898	1,864,520
Vornado Realty Trust(c)	12,997	1,075,892

		4,873,344

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Core Index Fund

July 31, 2010

RETAIL—10.02%
Best Buy Co. Inc.	24,992	866,223
Gap Inc. (The)	27,678	501,248
Home Depot Inc. (The)	123,019	3,507,272
Lowe’s Companies Inc.	104,340	2,164,011
McDonald’s Corp.	78,108	5,446,471
Sears Holdings Corp.(b)(c)	3,599	255,529
Target Corp.	48,460	2,486,967
Wal-Mart Stores Inc.	153,973	7,881,878

		23,109,599
SEMICONDUCTORS—4.09%
Applied Materials Inc.	96,921	1,143,668
Intel Corp.	402,435	8,290,161

		9,433,829
TELECOMMUNICATIONS—1.39%
Corning Inc.	113,083	2,049,064
Motorola Inc.(b)	155,057	1,161,377

		3,210,441
TRANSPORTATION—4.68%
CSX Corp.	28,301	1,492,029
FedEx Corp.	21,025	1,735,614
Norfolk Southern Corp.	26,494	1,490,817
Union Pacific Corp.	36,374	2,716,046
United Parcel Service Inc. Class B	51,606	3,354,390

		10,788,896

TOTAL COMMON STOCKS
(Cost: $ 218,547,265)		230,115,778

SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(d)(e)	672,808	672,808
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(a)(d)(e)	141,934	141,934

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Core Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(d)	285,262	285,262

		1,100,004

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 1,100,004)		1,100,004

TOTAL INVESTMENTS IN SECURITIES—100.27%
(Cost: $219,647,269)		231,215,782
Other Assets, Less Liabilities—(0.27)%		(614,012)

NET ASSETS—100.00%		$230,601,770

NVS—Non-Voting Shares

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Large Growth Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.79%

AGRICULTURE—1.24%
Monsanto Co.	74,577	$4,313,534

		4,313,534
APPAREL—1.25%
Coach Inc.	42,050	1,554,588
Nike Inc. Class B	37,820	2,785,065

		4,339,653
AUTO MANUFACTURERS—0.63%
PACCAR Inc.	47,466	2,174,892

		2,174,892
BANKS—0.45%
Northern Trust Corp.	33,269	1,563,310

		1,563,310
BIOTECHNOLOGY—1.74%
Celgene Corp.(a)	63,436	3,498,496
Genzyme Corp.(a)	36,570	2,543,809

		6,042,305
CHEMICALS—2.36%
Air Products and Chemicals Inc.	27,200	1,974,176
Ecolab Inc.	32,163	1,573,092
Mosaic Co. (The)	20,538	978,636
Praxair Inc.	42,503	3,690,110

		8,216,014
COAL—0.48%
Peabody Energy Corp.	36,744	1,658,992

		1,658,992
COMMERCIAL SERVICES—2.67%
MasterCard Inc. Class A	13,256	2,784,290
Visa Inc. Class A	68,219	5,003,864
Western Union Co.	92,970	1,508,903

		9,297,057
COMPUTERS—13.07%
Accenture PLC Class A	87,161	3,455,062
Apple Inc.(a)	124,978	32,150,590
Cognizant Technology Solutions Corp. Class A(a)	41,260	2,251,146
EMC Corp.(a)	281,129	5,563,543
NetApp Inc.(a)	47,495	2,009,039

		45,429,380

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Growth Index Fund

July 31, 2010

COSMETICS & PERSONAL CARE—1.84%
Colgate-Palmolive Co.	67,836	5,357,687
Estee Lauder Companies Inc. (The) Class A	16,722	1,040,945

		6,398,632
DIVERSIFIED FINANCIAL SERVICES—2.82%
BlackRock Inc.(b)	5,772	909,033
Charles Schwab Corp. (The)	133,347	1,972,202
CME Group Inc.	9,104	2,538,195
Franklin Resources Inc.	21,462	2,158,648
T. Rowe Price Group Inc.	35,688	1,721,232
TD AMERITRADE Holding Corp.(a)	32,211	507,001

		9,806,311
ELECTRICAL COMPONENTS & EQUIPMENT—1.48%
Emerson Electric Co.	104,063	5,155,281

		5,155,281
ELECTRONICS—1.11%
Agilent Technologies Inc.(a)	48,077	1,342,791
Thermo Fisher Scientific Inc.(a)	56,250	2,523,375

		3,866,166
ENERGY - ALTERNATE SOURCES—0.24%
First Solar Inc.(a)(c)	6,536	819,941

		819,941
ENVIRONMENTAL CONTROL—0.39%
Republic Services Inc.	42,679	1,359,753

		1,359,753
HEALTH CARE - PRODUCTS—4.66%
Alcon Inc.	10,514	1,630,511
Becton, Dickinson and Co.	30,229	2,079,755
Intuitive Surgical Inc.(a)	5,365	1,761,705
Medtronic Inc.	152,948	5,654,487
St. Jude Medical Inc.(a)	44,857	1,649,392
Stryker Corp.	41,935	1,952,913
Zimmer Holdings Inc.(a)	27,940	1,480,541

		16,209,304
HEALTH CARE - SERVICES—0.28%
Quest Diagnostics Inc.	20,685	971,988

		971,988
INTERNET—8.39%
Amazon.com Inc.(a)	47,875	5,643,984
eBay Inc.(a)	154,607	3,232,832
Google Inc. Class A(a)	33,637	16,308,899
Priceline.com Inc.(a)	6,541	1,467,800
Yahoo! Inc.(a)	180,379	2,503,661

		29,157,176

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Growth Index Fund

July 31, 2010

IRON & STEEL—0.44%
Nucor Corp.	39,267	1,536,910

		1,536,910
LODGING—0.46%
Las Vegas Sands Corp.(a)(c)	59,585	1,600,453

		1,600,453
MANUFACTURING—0.77%
Danaher Corp.	69,572	2,672,261

		2,672,261
MEDIA—3.44%
Comcast Corp. Class A	283,754	5,524,691
Comcast Corp. Class A Special	102,957	1,900,586
DIRECTV Class A(a)	122,244	4,542,587

		11,967,864
METAL FABRICATE & HARDWARE—0.69%
Precision Castparts Corp.	19,527	2,386,004

		2,386,004
MINING—2.29%
Freeport-McMoRan Copper & Gold Inc.	59,245	4,238,387
Newmont Mining Corp.	66,630	3,724,617

		7,963,004
OIL & GAS—2.26%
Diamond Offshore Drilling Inc.	9,098	541,240
EOG Resources Inc.	34,719	3,385,102
Hess Corp.	40,686	2,180,363
Southwestern Energy Co.(a)	47,693	1,738,410

		7,845,115
OIL & GAS SERVICES—4.42%
Baker Hughes Inc.	58,663	2,831,663
Cameron International Corp.(a)	33,552	1,328,324
Schlumberger Ltd.	164,296	9,801,899
Smith International Inc.	34,093	1,414,178

		15,376,064
PHARMACEUTICALS—6.69%
Abbott Laboratories	212,062	10,408,003
Allergan Inc.	41,910	2,559,024
Express Scripts Inc.(a)	70,149	3,169,332
Gilead Sciences Inc.(a)	122,649	4,086,665
Medco Health Solutions Inc.(a)	62,960	3,022,080

		23,245,104
RETAIL—7.45%
Bed Bath & Beyond Inc.(a)	36,097	1,367,354
Costco Wholesale Corp.	60,551	3,433,847
CVS Caremark Corp.	187,562	5,756,278
Kohl’s Corp.(a)	39,568	1,886,998

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Growth Index Fund

July 31, 2010

Staples Inc.	100,577	2,044,731
Starbucks Corp.(a)	102,449	2,545,858
TJX Companies Inc. (The)	56,285	2,336,953
Walgreen Co.	134,844	3,849,796
Yum! Brands Inc.	64,401	2,659,761

		25,881,576
SEMICONDUCTORS—2.12%
Broadcom Corp. Class A	60,688	2,186,589
Marvell Technology Group Ltd.(a)	69,519	1,037,223
Texas Instruments Inc.	168,442	4,158,833

		7,382,645
SOFTWARE—14.59%
Activision Blizzard Inc.	76,969	914,392
Adobe Systems Inc.(a)	72,242	2,074,790
Automatic Data Processing Inc.	69,135	2,853,202
CA Inc.	56,605	1,107,194
Intuit Inc.(a)	40,040	1,591,590
Microsoft Corp.	1,075,090	27,748,073
Oracle Corp.	527,346	12,466,459
Paychex Inc.	44,660	1,160,713
VMware Inc. Class A(a)	10,212	791,736

		50,708,149
TELECOMMUNICATIONS—9.07%
American Tower Corp. Class A(a)	55,323	2,558,136
Cisco Systems Inc.(a)	794,949	18,339,473
Juniper Networks Inc.(a)	72,757	2,021,190
QUALCOMM Inc.	226,077	8,609,012

		31,527,811

TOTAL COMMON STOCKS
(Cost: $ 365,928,709)		346,872,649

SHORT-TERM INVESTMENTS—0.34%

MONEY MARKET FUNDS—0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(d)(e)	541,153	541,153
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(b)(d)(e)	114,160	114,160

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Growth Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(d)	505,015	505,015

		1,160,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 1,160,328)		1,160,328

TOTAL INVESTMENTS IN SECURITIES—100.13%
(Cost: $367,089,037)		348,032,977
Other Assets, Less Liabilities—(0.13)%		(439,178)

NET ASSETS—100.00%		$347,593,799

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Large Value Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—4.70%
Boeing Co. (The)	45,596	$3,106,911
General Dynamics Corp.	21,670	1,327,288
L-3 Communications Holdings Inc.	7,866	574,533
Lockheed Martin Corp.	20,092	1,509,914
Northrop Grumman Corp.	19,007	1,114,570
Raytheon Co.	25,808	1,194,136

		8,827,352
AGRICULTURE—3.00%
Altria Group Inc.	140,460	3,112,594
Archer-Daniels-Midland Co.	39,587	1,083,100
Lorillard Inc.	10,387	791,905
Reynolds American Inc.	11,394	658,801

		5,646,400
AUTO MANUFACTURERS—1.53%
Ford Motor Co.(a)(b)	224,938	2,872,458

		2,872,458
BANKS—3.08%
BB&T Corp.	46,573	1,156,408
Fifth Third Bancorp	53,726	682,858
SunTrust Banks Inc.	33,652	873,269
U.S. Bancorp	128,959	3,082,120

		5,794,655
BEVERAGES—0.34%
Coca-Cola Enterprises Inc.	22,039	632,519

		632,519
CHEMICALS—2.85%
Dow Chemical Co. (The)	77,113	2,107,498
E.I. du Pont de Nemours and Co.	60,624	2,465,578
PPG Industries Inc.	11,169	775,911

		5,348,987
DIVERSIFIED FINANCIAL SERVICES—10.77%
Capital One Financial Corp.	30,736	1,301,055
Citigroup Inc.(a)	1,422,966	5,834,160
JPMorgan Chase & Co.	267,943	10,792,744
Morgan Stanley	86,023	2,321,761

		20,249,720
ELECTRIC—8.50%
American Electric Power Co. Inc.	32,133	1,156,145
Consolidated Edison Inc.	18,932	873,144
Dominion Resources Inc.	40,306	1,692,449
Duke Energy Corp.	88,107	1,506,630
Edison International	20,199	669,597

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Value Index Fund

July 31, 2010

Entergy Corp.	12,740	987,477
Exelon Corp.	44,519	1,862,230
FirstEnergy Corp.	20,577	775,753
FPL Group Inc.	27,828	1,455,404
PG&E Corp.	24,981	1,109,156
Progress Energy Inc.	19,211	808,975
Public Service Enterprise Group Inc.	34,264	1,127,286
Southern Co.	55,317	1,954,350

		15,978,596
ENVIRONMENTAL CONTROL—0.55%
Waste Management Inc.	30,480	1,034,796

		1,034,796
FOOD—3.11%
Campbell Soup Co.	14,216	510,354
ConAgra Foods Inc.	30,199	709,073
H.J. Heinz Co.	21,142	940,396
Kraft Foods Inc. Class A	107,977	3,154,008
Safeway Inc.	26,174	537,614

		5,851,445
GAS—0.41%
Sempra Energy	15,556	773,911

		773,911
HEALTH CARE - SERVICES—2.45%
Aetna Inc.	28,679	798,710
UnitedHealth Group Inc.(a)	77,162	2,349,583
WellPoint Inc.(a)	28,851	1,463,323

		4,611,616
HOUSEHOLD PRODUCTS & WARES—0.96%
Kimberly-Clark Corp.	28,012	1,796,129

		1,796,129
INSURANCE—8.29%
ACE Ltd.	22,427	1,190,425
Aflac Inc.	31,383	1,543,730
Allstate Corp. (The)	33,992	959,934
Berkshire Hathaway Inc. Class B(a)	52,175	4,075,911
Chubb Corp.	22,135	1,164,965
Hartford Financial Services Group Inc. (The)	30,005	702,417
MetLife Inc.	39,118	1,645,303
Progressive Corp. (The)	42,798	840,553
Prudential Financial Inc.	31,106	1,782,063
Travelers Companies Inc. (The)	33,426	1,686,341

		15,591,642
MANUFACTURING—6.17%
General Electric Co.	719,583	11,599,678

		11,599,678

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Value Index Fund

July 31, 2010

MINING—0.41%
Alcoa Inc.	68,886	769,457

		769,457
OFFICE & BUSINESS EQUIPMENT—0.48%
Xerox Corp.	93,012	905,937

		905,937
OIL & GAS—22.95%
Apache Corp.	22,706	2,170,240
Chesapeake Energy Corp.	43,678	918,548
Chevron Corp.	135,189	10,302,754
ConocoPhillips	93,540	5,165,279
Devon Energy Corp.	28,280	1,767,217
Exxon Mobil Corp.	344,460	20,557,373
Marathon Oil Corp.	47,954	1,604,061
Valero Energy Corp.	37,991	645,467

		43,130,939
PHARMACEUTICALS—9.44%
Eli Lilly and Co.	66,206	2,356,934
Merck & Co. Inc.	210,096	7,239,908
Pfizer Inc.	543,240	8,148,600

		17,745,442
PIPELINES—0.48%
Spectra Energy Corp.	43,669	907,879

		907,879
TELECOMMUNICATIONS—9.38%
AT&T Inc.	400,665	10,393,250
CenturyLink Inc.	20,278	722,302
Sprint Nextel Corp.(a)	198,734	908,214
Verizon Communications Inc.	192,873	5,604,890

		17,628,656

TOTAL COMMON STOCKS
(Cost: $ 210,539,491)		187,698,214

SHORT-TERM INVESTMENTS—1.44%

MONEY MARKET FUNDS—1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,983,138	1,983,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	418,358	418,358

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Large Value Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	298,618	298,618

		2,700,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 2,700,114)		2,700,114

TOTAL INVESTMENTS IN SECURITIES—101.29%
(Cost: $213,239,605)		190,398,328
Other Assets, Less Liabilities—(1.29)%		(2,427,236)

NET ASSETS—100.00%		$187,971,092

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Mid Core Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—100.19%

ADVERTISING—0.50%
Interpublic Group of Companies Inc. (The)(a)	64,047	$585,390

		585,390
AEROSPACE & DEFENSE—2.58%
BE Aerospace Inc.(a)	12,515	367,941
Goodrich Corp.	16,401	1,195,141
Rockwell Collins Inc.	20,793	1,188,528
Spirit AeroSystems Holdings Inc. Class A(a)	13,805	280,931

		3,032,541
AIRLINES—1.00%
Southwest Airlines Co.	97,507	1,174,959

		1,174,959
APPAREL—0.77%
VF Corp.	11,457	908,884

		908,884
AUTO PARTS & EQUIPMENT—1.27%
BorgWarner Inc.(a)	15,493	679,523
Goodyear Tire & Rubber Co. (The)(a)	31,573	336,884
Lear Corp.(a)	6,138	479,807

		1,496,214
BANKS—1.06%
Bank of Hawaii Corp.	6,286	313,106
BOK Financial Corp.	3,483	169,657
City National Corp.	6,285	356,171
Cullen/Frost Bankers Inc.	7,467	412,253

		1,251,187
BEVERAGES—1.67%
Brown-Forman Corp. Class B NVS	11,879	750,872
Dr Pepper Snapple Group Inc.	32,311	1,213,278

		1,964,150
BIOTECHNOLOGY—0.38%
Charles River Laboratories International Inc.(a)	8,709	270,676
Talecris Biotherapeutics Holdings Corp.(a)	8,014	176,548

		447,224
BUILDING MATERIALS—0.76%
Armstrong World Industries Inc.(a)	2,387	87,268
Lennox International Inc.	6,885	300,668
Martin Marietta Materials Inc.(b)	5,977	510,436

		898,372

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Core Index Fund

July 31, 2010

CHEMICALS—4.03%
Albemarle Corp.	12,051	525,665
CF Industries Holdings Inc.	9,350	759,126
FMC Corp.	9,573	598,217
International Flavors & Fragrances Inc.	10,298	467,323
Lubrizol Corp.	8,979	839,447
RPM International Inc.	16,951	318,170
Sherwin-Williams Co. (The)	12,163	841,071
Valhi Inc.	740	10,338
Valspar Corp. (The)	12,231	384,176

		4,743,533
COAL—0.86%
Arch Coal Inc.	21,429	507,653
Walter Energy Inc.	7,063	503,592

		1,011,245
COMMERCIAL SERVICES—3.95%
Alliance Data Systems Corp.(a)(b)	6,993	401,958
Career Education Corp.(a)	8,579	209,585
Equifax Inc.	16,651	521,842
Hewitt Associates Inc. Class A(a)	12,413	609,478
Lender Processing Services Inc.	12,471	398,324
Manpower Inc.	10,795	517,944
Moody’s Corp.	26,865	632,671
Robert Half International Inc.	19,957	502,517
SAIC Inc.(a)	50,849	845,619

		4,639,938
COMPUTERS—3.00%
Brocade Communications Systems Inc.(a)	58,539	289,768
SanDisk Corp.(a)	30,246	1,321,750
Synopsys Inc.(a)	19,669	429,571
Teradata Corp.(a)	21,942	697,756
Western Digital Corp.(a)	30,072	793,600

		3,532,445
DISTRIBUTION & WHOLESALE—0.77%
W.W. Grainger Inc.	8,123	909,857

		909,857
DIVERSIFIED FINANCIAL SERVICES—5.24%
Affiliated Managers Group Inc.(a)	5,863	415,276
AmeriCredit Corp.(a)	8,828	212,843
Discover Financial Services	71,514	1,092,019
E*TRADE Financial Corp.(a)	26,384	385,998
Federated Investors Inc. Class B	13,561	287,765
Invesco Ltd.	57,374	1,121,088
Janus Capital Group Inc.	24,250	254,140
Jefferies Group Inc.(b)	14,748	364,128
NASDAQ OMX Group Inc. (The)(a)	21,824	424,913
NYSE Euronext Inc.	34,059	986,689
Raymond James Financial Inc.	13,015	347,240
Waddell & Reed Financial Inc. Class A	11,354	270,566

		6,162,665

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Core Index Fund

July 31, 2010

ELECTRIC—1.26%
AES Corp. (The)(a)	104,597	1,078,395
DPL Inc.	15,755	398,759

		1,477,154
ELECTRICAL COMPONENTS & EQUIPMENT—1.03%
Energizer Holdings Inc.(a)	9,147	562,723
Hubbell Inc. Class B	6,947	327,829
Molex Inc.	8,406	165,682
Molex Inc. Class A NVS	9,171	154,990

		1,211,224
ELECTRONICS—1.38%
Avnet Inc.(a)	19,941	501,516
Garmin Ltd.(b)	15,548	443,273
Jabil Circuit Inc.	26,403	383,108
PerkinElmer Inc.	15,362	298,945

		1,626,842
ENGINEERING & CONSTRUCTION—2.65%
Fluor Corp.	23,531	1,136,312
KBR Inc.	21,174	473,874
McDermott International Inc.(a)	30,252	711,225
Shaw Group Inc. (The)(a)	10,909	349,524
URS Corp.(a)	10,945	442,069

		3,113,004
ENTERTAINMENT—0.73%
DreamWorks Animation SKG Inc. Class A(a)	8,428	262,617
International Game Technology	39,110	596,036

		858,653
FOOD—2.26%
Flowers Foods Inc.	12,093	293,013
Hershey Co. (The)	20,418	959,646
Hormel Foods Corp.	9,490	407,311
McCormick & Co. Inc. NVS	14,571	573,077
Ralcorp Holdings Inc.(a)	7,199	420,422

		2,653,469
FOREST PRODUCTS & PAPER—1.55%
MeadWestvaco Corp.	22,512	539,387
Plum Creek Timber Co. Inc.(b)	21,418	768,478
Rayonier Inc.	10,477	511,592

		1,819,457
HAND & MACHINE TOOLS—0.55%
Lincoln Electric Holdings Inc.	5,649	311,938
Snap-on Inc.	7,561	337,750

		649,688
HEALTH CARE - PRODUCTS—1.26%
Beckman Coulter Inc.	9,086	416,411

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Core Index Fund

July 31, 2010

Hologic Inc.(a)	33,875	478,992
Kinetic Concepts Inc.(a)	8,266	293,526
Teleflex Inc.	5,228	296,271

		1,485,200
HEALTH CARE - SERVICES—0.95%
Community Health Systems Inc.(a)	12,472	404,467
Tenet Healthcare Corp.(a)	63,301	291,185
Universal Health Services Inc. Class B	11,762	423,079

		1,118,731
HOME BUILDERS—0.43%
NVR Inc.(a)	803	503,079

		503,079
HOME FURNISHINGS—0.24%
Harman International Industries Inc.(a)	9,145	278,099

		278,099
HOUSEHOLD PRODUCTS & WARES—1.52%
Clorox Co. (The)	18,197	1,180,621
Scotts Miracle-Gro Co. (The) Class A	5,926	285,929
Tupperware Brands Corp.	8,245	324,771

		1,791,321
INSURANCE—1.56%
Alleghany Corp.(a)	976	293,015
Arthur J. Gallagher & Co.	13,408	340,831
Brown & Brown Inc.	15,157	303,443
Markel Corp.(a)	1,289	435,682
Old Republic International Corp.	31,639	395,804
Wesco Financial Corp.	192	65,069

		1,833,844
INTERNET—0.75%
Expedia Inc.	27,457	622,725
IAC/InterActiveCorp(a)	10,581	264,525

		887,250
IRON & STEEL—0.86%
Cliffs Natural Resources Inc.	17,809	1,007,455

		1,007,455
LEISURE TIME—1.14%
Harley-Davidson Inc.	30,623	833,864
Royal Caribbean Cruises Ltd.(a)	17,717	511,313

		1,345,177
LODGING—1.41%
Hyatt Hotels Corp. Class A(a)	4,713	184,325
MGM MIRAGE(a)	32,847	356,718
Starwood Hotels & Resorts Worldwide Inc.	22,997	1,114,205

		1,655,248

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Core Index Fund

July 31, 2010

MACHINERY—1.95%
AGCO Corp.(a)	12,173	423,134
Flowserve Corp.	7,345	728,330
IDEX Corp.	10,621	341,678
Joy Global Inc.	13,436	797,695

		2,290,837
MANUFACTURING—5.50%
AptarGroup Inc.	8,275	356,404
Cooper Industries PLC	21,939	990,546
Dover Corp.	24,456	1,173,154
Harsco Corp.	10,607	245,658
ITT Corp.	24,102	1,135,686
Leggett & Platt Inc.	19,434	405,005
Pall Corp.	15,401	588,934
Pentair Inc.	12,920	441,864
SPX Corp.	6,563	390,892
Textron Inc.	35,560	738,226

		6,466,369
MEDIA—1.05%
John Wiley & Sons Inc. Class A	6,416	252,662
Liberty Global Inc. Series A(a)	16,111	471,247
Liberty Global Inc. Series C(a)	17,271	505,177

		1,229,086
METAL FABRICATE & HARDWARE—0.29%
Timken Co. (The)	10,172	341,983

		341,983
MINING—0.58%
Vulcan Materials Co.	15,186	687,015

		687,015
OIL & GAS—3.69%
Cabot Oil & Gas Corp.	13,620	415,001
Continental Resources Inc.(a)	4,096	186,491
Helmerich & Payne Inc.	12,752	516,839
Mariner Energy Inc.(a)	12,886	307,846
Nabors Industries Ltd.(a)	37,455	689,547
Pioneer Natural Resources Co.	15,165	878,357
Plains Exploration & Production Co.(a)	18,333	413,409
Rowan Companies Inc.(a)	14,972	378,193
Whiting Petroleum Corp.(a)	6,349	558,775

		4,344,458
OIL & GAS SERVICES—0.24%
Tidewater Inc.	6,800	278,664

		278,664
PACKAGING & CONTAINERS—1.04%
Ball Corp.	12,154	707,849
Packaging Corp. of America	13,479	323,496

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Core Index Fund

July 31, 2010

Silgan Holdings Inc.	6,634	188,538

		1,219,883
PHARMACEUTICALS—4.05%
AmerisourceBergen Corp.	37,135	1,112,936
Cephalon Inc.(a)	9,836	558,193
Endo Pharmaceuticals Holdings Inc.(a)	13,682	328,505
Mead Johnson Nutrition Co. Class A	26,895	1,429,200
NBTY Inc.(a)	7,543	406,492
Warner Chilcott PLC Class A(a)	12,829	328,423
Watson Pharmaceuticals Inc.(a)	14,800	599,400

		4,763,149
PIPELINES—0.32%
Questar Corp.	22,942	377,396

		377,396
REAL ESTATE—0.92%
CB Richard Ellis Group Inc. Class A(a)	38,719	658,223
Jones Lang LaSalle Inc.	5,396	417,974

		1,076,197
REAL ESTATE INVESTMENT TRUSTS—10.44%
Alexandria Real Estate Equities Inc.	5,804	409,472
AvalonBay Communities Inc.	10,914	1,146,952
Boston Properties Inc.	18,226	1,492,709
Camden Property Trust	8,667	394,522
Corporate Office Properties Trust	7,769	291,338
Essex Property Trust Inc.	3,960	416,236
Federal Realty Investment Trust	8,023	627,318
General Growth Properties Inc.	41,801	581,870
HCP Inc.	38,645	1,370,738
Health Care REIT Inc.	16,188	733,478
Kimco Realty Corp.	52,846	796,389
Macerich Co. (The)	17,005	704,857
Nationwide Health Properties Inc.	15,780	590,488
Realty Income Corp.(b)	13,705	439,794
Regency Centers Corp.	10,761	406,120
Senior Housing Properties Trust(b)	16,719	377,014
UDR Inc.	21,321	450,086
Ventas Inc.	20,582	1,043,919

		12,273,300
RETAIL—6.76%
Abercrombie & Fitch Co. Class A	11,473	423,813
Advance Auto Parts Inc.	11,571	619,396
American Eagle Outfitters Inc.	23,617	290,725
AutoZone Inc.(a)	3,830	810,313
Burger King Holdings Inc.	11,996	207,291
Darden Restaurants Inc.	18,345	768,472
Family Dollar Stores Inc.	16,772	693,522
GameStop Corp. Class A(a)(b)	20,109	403,185
Limited Brands Inc.	36,154	926,989
Nordstrom Inc.	22,158	753,372
PetSmart Inc.	15,598	484,318
Signet Jewelers Ltd.(a)	11,226	334,198
Tiffany & Co.	16,636	699,876
Wendy’s/Arby’s Group Inc. Class A	44,072	192,154

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Core Index Fund

July 31, 2010

Williams-Sonoma Inc.	12,687	338,870

		7,946,494
SAVINGS & LOANS—0.71%
People’s United Financial Inc.	49,248	681,592
TFS Financial Corp.	12,129	151,128

		832,720
SEMICONDUCTORS—5.86%
Advanced Micro Devices Inc.(a)	73,927	553,713
Analog Devices Inc.	39,149	1,163,117
Atmel Corp.(a)	53,024	277,315
KLA-Tencor Corp.	22,471	711,657
LSI Corp.(a)	86,413	348,244
Maxim Integrated Products Inc.	40,110	703,128
Microchip Technology Inc.	23,935	728,821
National Semiconductor Corp.	30,981	427,538
Novellus Systems Inc.(a)	12,850	343,223
ON Semiconductor Corp.(a)	55,952	377,676
QLogic Corp.(a)	15,142	241,061
Xilinx Inc.	36,354	1,015,004

		6,890,497
SOFTWARE—2.92%
Broadridge Financial Solutions Inc.	16,663	338,259
Dun & Bradstreet Corp. (The)	6,605	451,518
Fidelity National Information Services Inc.	43,417	1,244,765
Fiserv Inc.(a)	20,238	1,013,924
Total System Services Inc.	25,908	386,288

		3,434,754
TELECOMMUNICATIONS—2.03%
Amdocs Ltd.(a)	24,883	680,052
CommScope Inc.(a)	12,324	250,670
Harris Corp.	17,196	765,738
Tellabs Inc.	46,537	324,828
tw telecom inc.(a)	19,603	370,889

		2,392,177
TEXTILES—0.70%
Cintas Corp.	17,430	461,198
Mohawk Industries Inc.(a)	7,271	355,770

		816,968
TOYS, GAMES & HOBBIES—1.47%
Hasbro Inc.	17,189	724,517
Mattel Inc.	47,520	1,005,523

		1,730,040
WATER—0.30%
Aqua America Inc.	18,018	351,171

		351,171

TOTAL COMMON STOCKS
(Cost: $ 113,138,545)		117,816,657

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Core Index Fund

July 31, 2010

SHORT-TERM INVESTMENTS—2.56%

MONEY MARKET FUNDS—2.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	2,395,668	2,395,668
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	505,385	505,385
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	114,459	114,459

		3,015,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 3,015,512)		3,015,512

TOTAL INVESTMENTS IN SECURITIES—102.75%
(Cost: $116,154,057)		120,832,169

SHORT POSITIONS (f)—(0.29)%

COMMON STOCKS—(0.29)%
Babcock & Wilcox Co. (The)	(15,126)	(344,116)

TOTAL SHORT POSITIONS		(344,116)

(Proceeds: $343,846)		(344,116)

Other Assets, Less Liabilities—(2.46)%		(2,893,192)

NET ASSETS—100.00%		$117,594,861

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Mid Growth Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—0.28%
TransDigm Group Inc.	7,460	$404,108

		404,108
APPAREL—1.39%
Guess? Inc.	11,915	425,365
Phillips-Van Heusen Corp.	10,513	545,520
Polo Ralph Lauren Corp.	13,282	1,049,411

		2,020,296
BEVERAGES—0.91%
Green Mountain Coffee Roasters Inc.(a)(b)	23,387	720,086
Hansen Natural Corp.(a)	14,278	598,105

		1,318,191
BIOTECHNOLOGY—2.76%
Alexion Pharmaceuticals Inc.(a)	18,078	982,720
Bio-Rad Laboratories Inc. Class A(a)	3,794	336,907
Illumina Inc.(a)	24,602	1,102,908
Life Technologies Corp.(a)	36,942	1,588,136

		4,010,671
BUILDING MATERIALS—0.49%
Owens Corning(a)	22,579	710,787

		710,787
CHEMICALS—1.45%
Airgas Inc.	14,087	919,740
Sigma-Aldrich Corp.	21,187	1,188,591

		2,108,331
COAL—2.25%
Alpha Natural Resources Inc.(a)	24,079	922,948
CONSOL Energy Inc.	45,656	1,711,187
Massey Energy Co.	20,782	635,513

		3,269,648
COMMERCIAL SERVICES—4.89%
Apollo Group Inc. Class A(a)	27,410	1,264,423
Corrections Corp. of America(a)	23,047	451,030
DeVry Inc.	12,498	672,392
Education Management Corp.(a)	4,057	64,060
Iron Mountain Inc.	37,274	882,276
ITT Educational Services Inc.(a)(b)	6,978	563,404
Morningstar Inc.(a)	4,400	198,044
Pharmaceutical Product Development Inc.	22,242	539,591
Quanta Services Inc.(a)	42,211	906,692
Strayer Education Inc.	2,828	677,023
Verisk Analytics Inc. Class A(a)	20,833	618,532

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Growth Index Fund

July 31, 2010

VistaPrint NV(a)	8,144	269,159

		7,106,626
COMPUTERS—1.25%
FactSet Research Systems Inc.	8,616	646,200
IHS Inc. Class A(a)	9,476	599,926
MICROS Systems Inc.(a)	16,093	575,807

		1,821,933
COSMETICS & PERSONAL CARE—0.36%
Alberto-Culver Co.	17,726	518,840

		518,840
DISTRIBUTION & WHOLESALE—1.32%
Fastenal Co.(b)	27,678	1,358,436
LKQ Corp.(a)	28,238	558,548

		1,916,984
DIVERSIFIED FINANCIAL SERVICES—1.85%
Eaton Vance Corp.	23,818	713,587
Greenhill & Co. Inc.	5,981	407,007
IntercontinentalExchange Inc.(a)	14,893	1,572,999

		2,693,593
ELECTRIC—1.05%
Calpine Corp.(a)	70,454	951,129
ITC Holdings Corp.	10,133	574,946

		1,526,075
ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
AMETEK Inc.	21,396	947,201

		947,201
ELECTRONICS—5.04%
Amphenol Corp. Class A	35,116	1,573,197
Dolby Laboratories Inc. Class A(a)	10,830	687,380
FLIR Systems Inc.(a)	30,854	918,215
Gentex Corp.	27,852	536,708
Itron Inc.(a)	8,105	527,393
Mettler-Toledo International Inc.(a)	6,765	790,152
National Instruments Corp.	12,450	397,155
Trimble Navigation Ltd.(a)	24,249	687,944
Waters Corp.(a)	18,801	1,206,272

		7,324,416
ENERGY - ALTERNATE SOURCES—0.27%
Covanta Holding Corp.(a)	26,430	398,300

		398,300
ENGINEERING & CONSTRUCTION—0.96%
AECOM Technology Corp.(a)	20,151	486,445
Jacobs Engineering Group Inc.(a)	25,006	914,470

		1,400,915

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Growth Index Fund

July 31, 2010

ENVIRONMENTAL CONTROL—1.59%
Nalco Holding Co.	26,011	634,408
Stericycle Inc.(a)	17,193	1,083,159
Waste Connections Inc.(a)	15,683	598,620

		2,316,187
FOOD—0.71%
Whole Foods Market Inc.(a)	27,309	1,036,923

		1,036,923
HEALTH CARE - PRODUCTS—7.19%
Alere Inc.(a)	16,849	473,962
C.R. Bard Inc.	19,534	1,534,005
CareFusion Corp.(a)	36,292	764,672
DENTSPLY International Inc.	29,500	885,590
Edwards Lifesciences Corp.(a)	22,765	1,315,817
Gen-Probe Inc.(a)	10,050	451,948
Henry Schein Inc.(a)	18,440	967,916
IDEXX Laboratories Inc.(a)	11,613	682,148
Patterson Companies Inc.	20,222	539,523
ResMed Inc.(a)	15,275	1,003,415
TECHNE Corp.	7,598	443,723
Varian Medical Systems Inc.(a)	25,178	1,389,826

		10,452,545
HEALTH CARE - SERVICES—2.86%
Covance Inc.(a)	13,057	506,089
DaVita Inc.(a)	20,693	1,186,123
Laboratory Corp. of America Holdings(a)	21,116	1,541,046
Lincare Holdings Inc.(b)	20,039	476,127
MEDNAX Inc.(a)	9,536	449,622

		4,159,007
HOLDING COMPANIES - DIVERSIFIED—0.59%
Leucadia National Corp.(a)	38,998	861,466

		861,466
HOUSEHOLD PRODUCTS & WARES—0.90%
Church & Dwight Co. Inc.	14,133	936,594
Fossil Inc.(a)	9,521	377,031

		1,313,625
INSURANCE—0.34%
White Mountains Insurance Group Ltd.	1,555	488,348

		488,348
INTERNET—5.65%
Akamai Technologies Inc.(a)	34,945	1,340,490
Check Point Software Technologies Ltd.(a)	34,021	1,157,394
Equinix Inc.(a)	9,135	854,214
F5 Networks Inc.(a)	15,900	1,396,497
McAfee Inc.(a)	31,724	1,050,064
Netflix Inc.(a)	9,106	933,820
VeriSign Inc.(a)	36,783	1,035,442

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Growth Index Fund

July 31, 2010

WebMD Health Corp.(a)	9,718	449,652

		8,217,573
IRON & STEEL—0.61%
Allegheny Technologies Inc.	18,745	892,449

		892,449
LEISURE TIME—0.32%
WMS Industries Inc.(a)	11,902	458,346

		458,346
LODGING—1.07%
Wynn Resorts Ltd.	17,667	1,549,043

		1,549,043
MACHINERY—1.72%
Bucyrus International Inc.	15,161	943,317
Rockwell Automation Inc.	28,631	1,550,369

		2,493,686
MANUFACTURING—1.29%
Donaldson Co. Inc.	14,390	683,093
Roper Industries Inc.	19,012	1,188,250

		1,871,343
MEDIA—2.45%
Discovery Communications Inc. Series A(a)	27,042	1,044,092
Discovery Communications Inc. Series C(a)	28,263	971,682
Liberty Media Corp. - Liberty Capital Group Series A(a)	16,765	781,920
Scripps Networks Interactive Inc. Class A	17,966	765,890

		3,563,584
MINING—0.59%
Royal Gold Inc.	10,651	470,029
Titanium Metals Corp.(a)	17,265	382,247

		852,276
OIL & GAS—6.60%
Atlas Energy Inc.(a)	15,820	468,114
Atwood Oceanics Inc.(a)	11,230	305,456
Concho Resources Inc.(a)	15,467	927,711
Denbury Resources Inc.(a)	80,577	1,276,340
EQT Corp.	29,133	1,068,598
EXCO Resources Inc.	34,588	501,872
Petrohawk Energy Corp.(a)	60,708	957,365
Pride International Inc.(a)	32,069	762,921
Quicksilver Resources Inc.(a)	24,117	303,633
Range Resources Corp.	32,278	1,198,159
SM Energy Co.	12,578	520,981
Ultra Petroleum Corp.(a)	30,759	1,303,259

		9,594,409
OIL & GAS SERVICES—1.88%
Dresser-Rand Group Inc.(a)	16,565	616,384

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Growth Index Fund

July 31, 2010

FMC Technologies Inc.(a)	24,723	1,564,472
Oceaneering International Inc.(a)	11,153	551,850

		2,732,706
PHARMACEUTICALS—4.04%
Herbalife Ltd.	12,178	604,516
Hospira Inc.(a)	33,372	1,738,681
Mylan Inc.(a)(b)	62,433	1,086,334
Perrigo Co.	16,648	932,455
United Therapeutics Corp.(a)	9,967	487,287
Valeant Pharmaceuticals International(a)(b)	11,688	658,268
VCA Antech Inc.(a)	17,200	358,448

		5,865,989
REAL ESTATE—0.33%
St. Joe Co. (The)(a)(b)	18,595	479,565

		479,565
REAL ESTATE INVESTMENT TRUSTS—1.33%
AMB Property Corp.	33,937	847,068
Digital Realty Trust Inc.(b)	17,188	1,086,625

		1,933,693
RETAIL—7.14%
Aeropostale Inc.(a)	19,042	541,364
Big Lots Inc.(a)	16,388	562,272
CarMax Inc.(a)	44,974	948,951
Chico’s FAS Inc.	35,423	331,914
Chipotle Mexican Grill Inc.(a)	6,386	944,489
Copart Inc.(a)	15,042	548,130
Dick’s Sporting Goods Inc.(a)	18,100	476,211
Dollar Tree Inc.(a)	26,810	1,188,219
J. Crew Group Inc.(a)	10,490	373,759
MSC Industrial Direct Co. Inc. Class A	9,080	457,541
O’Reilly Automotive Inc.(a)	27,677	1,363,923
Panera Bread Co. Class A(a)	6,110	477,863
Ross Stores Inc.	24,772	1,304,494
Urban Outfitters Inc.(a)(b)	26,904	865,233

		10,384,363
SAVINGS & LOANS—0.94%
Capitol Federal Financial(b)	4,346	136,595
Hudson City Bancorp Inc.	98,770	1,226,723

		1,363,318
SEMICONDUCTORS—6.17%
Altera Corp.	60,738	1,683,657
Cree Inc.(a)	19,811	1,403,411
Lam Research Corp.(a)	25,605	1,080,275
Linear Technology Corp.	41,732	1,330,416
MEMC Electronic Materials Inc.(a)(b)	46,035	440,095
NVIDIA Corp.(a)	115,227	1,058,936
Rovi Corp.(a)	20,595	916,478
Skyworks Solutions Inc.(a)	35,625	624,506
Varian Semiconductor Equipment Associates Inc.(a)	15,062	425,652

		8,963,426

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Growth Index Fund

July 31, 2010

SOFTWARE—10.16%
Allscripts Healthcare Solutions Inc.(a)	11,998	200,247
ANSYS Inc.(a)	18,232	819,528
Autodesk Inc.(a)	46,409	1,370,922
BMC Software Inc.(a)	36,961	1,315,072
Cerner Corp.(a)(b)	13,997	1,084,068
Citrix Systems Inc.(a)	37,572	2,067,212
Electronic Arts Inc.(a)	66,167	1,054,040
Global Payments Inc.	16,448	620,583
MSCI Inc. Class A(a)	23,419	755,731
Nuance Communications Inc.(a)	48,737	804,648
Red Hat Inc.(a)	38,068	1,223,886
Salesforce.com Inc.(a)	23,472	2,322,555
SEI Investments Co.	31,452	603,249
Solera Holdings Inc.	14,006	531,948

		14,773,689
TELECOMMUNICATIONS—2.53%
Atheros Communications Inc.(a)	13,961	369,129
JDS Uniphase Corp.(a)	44,199	479,559
MetroPCS Communications Inc.(a)	50,717	453,917
NII Holdings Inc.(a)	33,544	1,256,558
Polycom Inc.(a)	16,845	499,960
Telephone and Data Systems Inc.	10,123	345,498
Telephone and Data Systems Inc. Special	8,883	266,579

		3,671,200
TRANSPORTATION—3.76%
C.H. Robinson Worldwide Inc.	33,542	2,186,939
Expeditors International of Washington Inc.	43,108	1,838,125
J.B. Hunt Transport Services Inc.	19,245	683,005
Kansas City Southern Industries Inc.(a)	20,529	753,414

		5,461,483

TOTAL COMMON STOCKS
(Cost: $ 150,706,641)		145,247,157

SHORT-TERM INVESTMENTS—2.87%

MONEY MARKET FUNDS—2.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,304,703	3,304,703
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	697,153	697,153

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Growth Index Fund

July 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	163,921	163,921

		4,165,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 4,165,777)		4,165,777

TOTAL INVESTMENTS IN SECURITIES—102.80%
(Cost: $154,872,418)		149,412,934
Other Assets, Less Liabilities—(2.80)%		(4,069,594)

NET ASSETS—100.00%		$145,343,340

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Mid Value Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.13%

ADVERTISING—0.26%
Clear Channel Outdoor Holdings Inc. Class A(a)	5,983	$65,873
Lamar Advertising Co. Class A(a)(b)	8,716	238,383

		304,256
AEROSPACE & DEFENSE—0.28%
Alliant Techsystems Inc.(a)	4,963	333,315

		333,315
AGRICULTURE—0.92%
Bunge Ltd.	21,798	1,082,271

		1,082,271
AIRLINES—2.47%
AMR Corp.(a)	50,171	355,211
Continental Airlines Inc. Class B(a)(b)	21,129	528,647
Delta Air Lines Inc.(a)	118,761	1,410,881
UAL Corp.(a)(b)	25,574	607,127

		2,901,866
APPAREL—0.30%
Hanesbrands Inc.(a)	14,149	354,433

		354,433
AUTO MANUFACTURERS—0.75%
Navistar International Corp.(a)	8,013	414,352
Oshkosh Corp.(a)	13,552	465,918

		880,270
AUTO PARTS & EQUIPMENT—0.37%
TRW Automotive Holdings Corp.(a)	12,507	438,871

		438,871
BANKS—6.70%
Associated Banc-Corp	26,037	353,843
Comerica Inc.	26,663	1,022,793
Commerce Bancshares Inc.	11,174	437,462
First Horizon National Corp.(a)	34,186	392,113
Huntington Bancshares Inc.	107,960	654,238
KeyCorp	132,847	1,123,886
M&T Bank Corp.	12,897	1,126,424
Marshall & Ilsley Corp.	79,209	556,839
Regions Financial Corp.	179,661	1,316,915
Valley National Bancorp	24,421	354,349
Zions Bancorporation(b)	24,186	536,687

		7,875,549
BEVERAGES—1.34%
Constellation Brands Inc. Class A(a)	29,884	509,821

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Value Index Fund

July 31, 2010

Molson Coors Brewing Co. Class B NVS	23,751	1,069,033

		1,578,854
BIOTECHNOLOGY—0.62%
Human Genome Sciences Inc.(a)	28,296	733,998

		733,998
BUILDING MATERIALS—0.47%
Masco Corp.	54,258	557,772

		557,772
CHEMICALS—1.84%
Ashland Inc.	10,701	544,146
Celanese Corp. Series A	23,659	664,581
Eastman Chemical Co.	10,312	645,944
Huntsman Corp.	29,184	305,556

		2,160,227
COMMERCIAL SERVICES—1.64%
CoreLogic Inc.	14,928	299,008
H&R Block Inc.	49,768	780,362
Hertz Global Holdings Inc.(a)(b)	27,929	327,886
R.R. Donnelley & Sons Co.	30,925	521,705

		1,928,961
COMPUTERS—2.05%
Computer Sciences Corp.(a)	23,229	1,052,971
Lexmark International Inc. Class A(a)	11,856	435,708
Seagate Technology PLC(a)	73,871	927,081

		2,415,760
DISTRIBUTION & WHOLESALE—1.23%
Genuine Parts Co.	24,109	1,032,588
Ingram Micro Inc. Class A(a)	24,998	413,217

		1,445,805
DIVERSIFIED FINANCIAL SERVICES—1.34%
Legg Mason Inc.	24,198	699,080
SLM Corp.(a)	73,424	881,088

		1,580,168
ELECTRIC—14.69%
Allegheny Energy Inc.	25,561	582,791
Alliant Energy Corp.	16,646	575,286
Ameren Corp.	35,826	908,906
CenterPoint Energy Inc.	55,792	793,920
CMS Energy Corp.	34,626	551,246
Constellation Energy Group Inc.	27,240	860,784
DTE Energy Co.	25,465	1,175,464
Great Plains Energy Inc.	20,384	365,689
Integrys Energy Group Inc.	11,523	545,614
MDU Resources Group Inc.	26,168	516,818
Northeast Utilities	26,458	736,591
NRG Energy Inc.(a)	38,769	879,281
NSTAR	16,104	598,425

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Value Index Fund

July 31, 2010

NV Energy Inc.	35,354	448,996
OGE Energy Corp.	14,659	581,083
Pepco Holdings Inc.	33,618	568,480
Pinnacle West Capital Corp.	15,189	578,549
PPL Corp.	72,778	1,986,111
SCANA Corp.	16,808	643,914
TECO Energy Inc.	30,558	499,318
Westar Energy Inc.	16,667	398,008
Wisconsin Energy Corp.	17,691	960,267
Xcel Energy Inc.	68,888	1,514,847

		17,270,388
ELECTRONICS—0.39%
Arrow Electronics Inc.(a)	18,373	455,467

		455,467
ENTERTAINMENT—0.13%
Regal Entertainment Group Class A	11,809	157,650

		157,650
FOOD—4.39%
Corn Products International Inc.	11,155	371,908
Dean Foods Co.(a)	27,374	313,706
Del Monte Foods Co.	30,153	418,524
J.M. Smucker Co. (The)	17,841	1,095,973
Pilgrim’s Pride Corp.(a)	7,327	50,190
Sara Lee Corp.	94,575	1,398,764
Smithfield Foods Inc.(a)	23,314	332,224
SUPERVALU Inc.	31,992	360,870
Tyson Foods Inc. Class A	46,495	814,127

		5,156,286
FOREST PRODUCTS & PAPER—0.75%
Domtar Corp.	6,318	369,603
Weyerhaeuser Co.	31,686	513,947

		883,550
GAS—2.87%
AGL Resources Inc.	11,803	448,514
Atmos Energy Corp.	14,055	407,595
Energen Corp.	10,906	484,663
National Fuel Gas Co.	10,418	500,585
NiSource Inc.	41,798	689,667
Southern Union Co.	17,562	396,374
UGI Corp.	16,470	444,031

		3,371,429
HAND & MACHINE TOOLS—1.19%
Stanley Black & Decker Inc.	24,159	1,401,705

		1,401,705
HEALTH CARE - SERVICES—1.41%
Coventry Health Care Inc.(a)	22,402	444,232
Humana Inc.(a)	25,732	1,209,918

		1,654,150

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Value Index Fund

July 31, 2010

HOME BUILDERS—1.38%
D.R. Horton Inc.	41,981	462,631
Lennar Corp. Class A	23,311	344,303
Lennar Corp. Class B	1,615	20,430
Pulte Homes Inc.(a)	50,547	443,803
Toll Brothers Inc.(a)	20,334	352,998

		1,624,165
HOME FURNISHINGS—0.80%
Whirlpool Corp.	11,331	943,872

		943,872
HOUSEHOLD PRODUCTS & WARES—1.68%
Avery Dennison Corp.	15,638	560,622
Fortune Brands Inc.	22,983	1,008,494
Jarden Corp.	13,927	403,187

		1,972,303
HOUSEWARES—0.56%
Newell Rubbermaid Inc.	42,142	653,201

		653,201
INSURANCE—13.79%
American Financial Group Inc.	12,151	358,090
American International Group Inc.(a)	17,839	686,266
American National Insurance Co.	2,164	169,398
Arch Capital Group Ltd.(a)(b)	7,971	623,810
Aspen Insurance Holdings Ltd.	11,024	301,506
Assurant Inc.	16,881	629,492
Axis Capital Holdings Ltd.	19,130	596,282
CIGNA Corp.	41,570	1,278,693
Cincinnati Financial Corp.	22,931	631,749
CNA Financial Corp.(a)	4,416	123,913
Everest Re Group Ltd.	9,101	706,420
Fidelity National Financial Inc. Class A	34,928	515,887
Genworth Financial Inc. Class A(a)	73,876	1,003,236
HCC Insurance Holdings Inc.	17,396	454,383
Lincoln National Corp.	45,677	1,189,429
Mercury General Corp.	3,976	171,485
PartnerRe Ltd.	11,832	856,282
Principal Financial Group Inc.	45,400	1,162,694
Reinsurance Group of America Inc.	10,973	526,485
RenaissanceRe Holdings Ltd.	8,775	502,105
Torchmark Corp.	12,494	663,057
Transatlantic Holdings Inc.	9,697	463,614
Unum Group	50,068	1,142,552
W.R. Berkley Corp.	20,194	545,440
XL Group PLC	51,737	917,297

		16,219,565
INTERNET—0.82%
Liberty Media Corp. - Liberty Interactive Group Series A(a)	85,340	966,049

		966,049
IRON & STEEL—1.54%
Reliance Steel & Aluminum Co.	9,673	379,956

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Value Index Fund

July 31, 2010

Steel Dynamics Inc.	32,566	466,345
United States Steel Corp.	21,671	960,675

		1,806,976
LODGING—0.59%
Wyndham Worldwide Corp.	26,959	688,263

		688,263
MACHINERY—0.27%
Terex Corp.(a)	16,272	321,209

		321,209
MEDIA—4.56%
Cablevision Systems Corp. Class A	38,014	1,041,964
CBS Corp. Class B NVS	94,477	1,396,370
DISH Network Corp. Class A	31,396	630,432
Gannett Co. Inc.	35,614	469,392
McGraw-Hill Companies Inc. (The)	47,548	1,459,248
Washington Post Co. (The) Class B	867	364,565

		5,361,971
MINING—0.29%
Compass Minerals International Inc.	4,887	345,462

		345,462
OFFICE & BUSINESS EQUIPMENT—0.65%
Pitney Bowes Inc.	31,364	765,595

		765,595
OIL & GAS—2.95%
Cimarex Energy Co.	12,684	873,547
Forest Oil Corp.(a)	17,015	486,459
Newfield Exploration Co.(a)	20,180	1,078,823
Patterson-UTI Energy Inc.	23,270	382,326
Sunoco Inc.	18,204	649,337

		3,470,492
PACKAGING & CONTAINERS—3.14%
Bemis Co. Inc.	16,352	489,906
Crown Holdings Inc.(a)	24,437	680,082
Greif Inc. Class A	3,730	222,420
Owens-Illinois Inc.(a)	24,920	689,038
Pactiv Corp.(a)	19,909	605,632
Sealed Air Corp.	23,826	515,356
Sonoco Products Co.	15,061	492,494

		3,694,928
PHARMACEUTICALS—1.74%
Forest Laboratories Inc.(a)	45,605	1,265,539
King Pharmaceuticals Inc.(a)	37,877	331,802
Omnicare Inc.	18,195	448,143

		2,045,484

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Value Index Fund

July 31, 2010

PIPELINES—1.71%
El Paso Corp.	106,658	1,314,026
ONEOK Inc.	14,871	691,948

		2,005,974
REAL ESTATE INVESTMENT TRUSTS—6.31%
Annaly Capital Management Inc.	93,652	1,629,545
Chimera Investment Corp.	107,013	414,140
Developers Diversified Realty Corp.	28,674	325,450
Duke Realty Corp.	37,427	447,627
Hospitality Properties Trust	18,650	381,392
Host Hotels & Resorts Inc.(b)	99,521	1,427,131
Liberty Property Trust	17,076	541,309
Mack-Cali Realty Corp.	11,949	384,997
ProLogis	71,515	776,653
SL Green Realty Corp.	11,776	709,386
Weingarten Realty Investors	18,045	382,013

		7,419,643
RETAIL—2.24%
AutoNation Inc.(a)(b)	11,037	269,634
J.C. Penney Co. Inc.	31,333	771,732
Macy’s Inc.	63,461	1,183,548
RadioShack Corp.	18,890	406,890

		2,631,804
SAVINGS & LOANS—1.33%
First Niagara Financial Group Inc.	31,506	422,496
New York Community Bancorp Inc.	65,844	1,136,467

		1,558,963
SEMICONDUCTORS—0.80%
Micron Technology Inc.(a)	129,380	941,886

		941,886
TELECOMMUNICATIONS—2.80%
Frontier Communications Corp.	150,860	1,152,570
Qwest Communications International Inc.	210,538	1,191,645
United States Cellular Corp.(a)	2,326	109,392
Windstream Corp.	73,054	832,816

		3,286,423
TRANSPORTATION—0.30%
Ryder System Inc.	8,050	351,544

		351,544
WATER—0.48%
American Water Works Co. Inc.	26,339	563,128

		563,128

TOTAL COMMON STOCKS
(Cost: $ 124,810,620)		116,561,901

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Mid Value Index Fund

July 31, 2010

SHORT-TERM INVESTMENTS—3.08%

MONEY MARKET FUNDS—3.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	2,867,735	2,867,735
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	604,971	604,971
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	146,008	146,008

		3,618,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 3,618,714)		3,618,714

TOTAL INVESTMENTS IN SECURITIES—102.20%
(Cost: $128,429,334)		120,180,615
Other Assets, Less Liabilities—(2.20)%		(2,592,218)

NET ASSETS—100.00%		$117,588,397

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Small Core Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—1.54%
Esterline Technologies Corp.(a)	15,277	$784,168
Moog Inc. Class A(a)	21,097	755,484
Teledyne Technologies Inc.(a)	18,464	757,578

		2,297,230
APPAREL—2.96%
Carter’s Inc.(a)	30,570	741,017
Columbia Sportswear Co.	7,639	374,387
Gymboree Corp.(a)	15,377	665,824
Iconix Brand Group Inc.(a)	36,707	604,197
Liz Claiborne Inc.(a)	48,440	229,606
SKECHERS U.S.A. Inc. Class A(a)	18,412	682,901
Timberland Co. Class A(a)	22,102	389,437
Wolverine World Wide Inc.	25,486	728,645

		4,416,014
AUTO PARTS & EQUIPMENT—0.48%
ArvinMeritor Inc.(a)	43,954	721,285

		721,285
BANKS—7.93%
Cathay General Bancorp	40,561	476,997
East West Bancorp Inc.	76,235	1,188,504
First Citizens BancShares Inc. Class A	2,802	529,606
First Financial Bancorp	29,893	475,299
First Financial Bankshares Inc.	10,681	523,583
First Midwest Bancorp Inc.	36,817	463,158
Glacier Bancorp Inc.	36,275	579,675
Hancock Holding Co.	16,283	496,794
Home Bancshares Inc.	13,103	314,865
IBERIABANK Corp.	13,758	714,866
International Bancshares Corp.	27,627	479,052
Park National Corp.	6,239	418,512
PrivateBancorp Inc.	36,977	457,406
Prosperity Bancshares Inc.	23,703	803,058
Susquehanna Bancshares Inc.	66,756	577,439
SVB Financial Group(a)	21,281	919,126
UMB Financial Corp.	16,794	631,790
Westamerica Bancorporation	14,919	802,045
Wilmington Trust Corp.	46,976	476,337
Wintrust Financial Corp.	15,529	483,262

		11,811,374
BIOTECHNOLOGY—0.81%
Martek Biosciences Corp.(a)(b)	17,217	356,219
PDL BioPharma Inc.	61,817	384,502
Savient Pharmaceuticals Inc.(a)	34,410	471,417

		1,212,138
BUILDING MATERIALS—0.57%
Eagle Materials Inc.	22,378	547,366

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Core Index Fund

July 31, 2010

Universal Forest Products Inc.	9,989	309,359

		856,725
CHEMICALS—2.29%
Intrepid Potash Inc.(a)	21,953	531,263
Minerals Technologies Inc.	9,676	504,797
NewMarket Corp.	5,622	602,622
OM Group Inc.(a)	15,883	428,841
PolyOne Corp.(a)	44,397	457,733
Solutia Inc.(a)	62,480	881,593

		3,406,849
COAL—0.32%
Patriot Coal Corp.(a)	39,709	478,891

		478,891
COMMERCIAL SERVICES—5.52%
Aaron’s Inc.	35,831	650,691
ABM Industries Inc.	22,242	482,651
Arbitron Inc.	13,725	396,653
Avis Budget Group Inc.(a)	52,486	647,677
Chemed Corp.	11,744	621,492
Corinthian Colleges Inc.(a)(b)	45,281	412,057
Corporate Executive Board Co. (The)	17,597	495,708
Dollar Thrifty Automotive Group Inc.(a)	13,709	683,668
Euronet Worldwide Inc.(a)	24,703	387,837
GEO Group Inc. (The)(a)	25,330	546,621
Hillenbrand Inc.	31,856	703,699
MAXIMUS Inc.	8,966	539,664
RSC Holdings Inc.(a)(b)	24,626	192,575
Towers Watson & Co. Class A	21,798	970,229
Weight Watchers International Inc.	18,223	499,128

		8,230,350
COMPUTERS—1.16%
CACI International Inc. Class A(a)	15,427	725,378
Mentor Graphics Corp.(a)	51,875	499,037
SRA International Inc. Class A(a)	22,436	498,528

		1,722,943
DISTRIBUTION & WHOLESALE—2.47%
Owens & Minor Inc.	32,126	873,506
Pool Corp.	25,433	562,832
United Stationers Inc.(a)	12,445	673,897
Watsco Inc.	14,295	796,375
WESCO International Inc.(a)	21,681	778,998

		3,685,608
DIVERSIFIED FINANCIAL SERVICES—1.05%
Cohen & Steers Inc.(b)	10,400	231,920
GAMCO Investors Inc. Class A	1,951	78,508
GFI Group Inc.	32,967	194,175
GLG Partners Inc.(a)(b)	89,326	393,928
Knight Capital Group Inc. Class A(a)	45,802	658,633

		1,557,164

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Core Index Fund

July 31, 2010

ELECTRICAL COMPONENTS & EQUIPMENT—1.81%
Belden Inc.	23,934	571,783
General Cable Corp.(a)(b)	26,778	710,688
GrafTech International Ltd.(a)	64,271	1,007,770
Littelfuse Inc.(a)	11,213	399,295

		2,689,536
ELECTRONICS—2.91%
Benchmark Electronics Inc.(a)	32,472	542,282
Checkpoint Systems Inc.(a)	19,984	399,080
Cubic Corp.	8,288	335,830
Plexus Corp.(a)	20,198	589,782
Thomas & Betts Corp.(a)	27,189	1,077,772
Watts Water Technologies Inc. Class A	15,295	492,499
Woodward Governor Co.	29,918	904,720

		4,341,965
ENGINEERING & CONSTRUCTION—0.59%
EMCOR Group Inc.(a)	33,609	874,170

		874,170
ENTERTAINMENT—0.25%
International Speedway Corp. Class A	14,435	373,866

		373,866
ENVIRONMENTAL CONTROL—0.28%
Mine Safety Appliances Co.	16,381	410,344

		410,344
FOOD—2.01%
Hain Celestial Group Inc.(a)	20,952	441,249
J&J Snack Foods Corp.	7,189	299,853
Lance Inc.	16,523	349,131
Ruddick Corp.	21,710	769,620
Seaboard Corp.	186	282,348
TreeHouse Foods Inc.(a)	17,899	853,603

		2,995,804
FOREST PRODUCTS & PAPER—0.34%
Schweitzer-Mauduit International Inc.	9,463	500,877

		500,877
HAND & MACHINE TOOLS—1.55%
Kennametal Inc.	41,393	1,133,754
Regal Beloit Corp.	19,329	1,175,783

		2,309,537
HEALTH CARE - PRODUCTS—1.46%
Cooper Companies Inc. (The)	23,315	906,021
Invacare Corp.	15,985	380,922
Steris Corp.	27,768	882,745

		2,169,688

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Core Index Fund

July 31, 2010

HEALTH CARE - SERVICES—3.49%
Amedisys Inc.(a)	14,512	381,230
AMERIGROUP Corp.(a)	26,276	939,630
AmSurg Corp.(a)	15,937	291,966
Centene Corp.(a)	26,516	565,056
Emeritus Corp.(a)	10,317	177,555
Gentiva Health Services Inc.(a)	15,447	318,672
Health Management Associates Inc. Class A(a)	125,642	899,597
Magellan Health Services Inc.(a)	17,151	721,886
Psychiatric Solutions Inc.(a)	27,274	903,860

		5,199,452
HOME BUILDERS—0.34%
Thor Industries Inc.	18,078	503,292

		503,292
HOUSEWARES—0.79%
National Presto Industries Inc.	2,514	256,403
Toro Co. (The)	17,600	916,080

		1,172,483
INSURANCE—2.59%
CNA Surety Corp.(a)	8,125	140,156
Endurance Specialty Holdings Ltd.	25,174	971,465
MGIC Investment Corp.(a)(b)	103,097	885,603
Navigators Group Inc. (The)(a)	7,235	308,428
Radian Group Inc.	68,456	588,722
RLI Corp.	9,057	502,573
Tower Group Inc.	21,139	455,545

		3,852,492
INTERNET—0.36%
j2 Global Communications Inc.(a)	22,984	540,813

		540,813
IRON & STEEL—0.36%
Schnitzer Steel Industries Inc. Class A	11,694	535,819

		535,819
LEISURE TIME—0.86%
Interval Leisure Group Inc.(a)	20,239	281,524
Polaris Industries Inc.	16,770	1,001,169

		1,282,693
LODGING—1.02%
Ameristar Casinos Inc.	12,247	193,258
Boyd Gaming Corp.(a)(b)	28,983	245,196
Choice Hotels International Inc.	16,730	552,257
Gaylord Entertainment Co.(a)(b)	18,112	525,067

		1,515,778
MACHINERY—3.15%
Applied Industrial Technologies Inc.	19,972	559,216

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Core Index Fund

July 31, 2010

Astec Industries Inc.(a)	9,590	300,646
Briggs & Stratton Corp.	25,821	489,824
Gardner Denver Inc.	26,649	1,352,970
Graco Inc.	31,036	979,807
Manitowoc Co. Inc. (The)	66,783	691,872
Robbins & Myers Inc.	13,379	317,350

		4,691,685
MACHINERY - DIVERSIFIED—0.18%
Chart Industries Inc.(a)	14,659	261,077

		261,077
MANUFACTURING—4.63%
Actuant Corp. Class A	34,885	719,329
Acuity Brands Inc.	22,163	933,727
Barnes Group Inc.	22,730	417,777
Brink’s Co. (The)	24,667	540,207
Carlisle Companies Inc.	31,471	1,059,943
CLARCOR Inc.	26,345	988,464
Lancaster Colony Corp.	10,493	544,797
Matthews International Corp. Class A	15,688	566,494
Polypore International Inc.(a)	12,014	295,064
Trinity Industries Inc.	40,932	833,785

		6,899,587
MEDIA—0.14%
World Wrestling Entertainment Inc.	13,076	209,739

		209,739
MINING—0.98%
AMCOL International Corp.	13,601	407,486
Hecla Mining Co.(a)(b)	124,621	615,628
RTI International Metals Inc.(a)	15,516	440,344

		1,463,458
OFFICE FURNISHINGS—0.42%
Interface Inc. Class A	29,236	363,403
Steelcase Inc. Class A	37,327	257,930

		621,333
OIL & GAS—2.63%
ATP Oil & Gas Corp.(a)(b)	21,661	228,740
Bill Barrett Corp.(a)	21,215	750,587
Carrizo Oil & Gas Inc.(a)	16,074	315,211
CVR Energy Inc.(a)	27,959	226,468
Goodrich Petroleum Corp.(a)	13,523	168,226
Penn Virginia Corp.	23,452	445,588
Rosetta Resources Inc.(a)	26,944	594,654
Unit Corp.(a)	24,359	996,283
Venoco Inc.(a)	10,522	198,024

		3,923,781
OIL & GAS SERVICES—3.20%
Cal Dive International Inc.(a)	48,937	289,707
Global Industries Ltd.(a)	52,659	249,604
Key Energy Services Inc.(a)	63,561	613,999

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Core Index Fund

July 31, 2010

Oil States International Inc.(a)	25,489	1,170,965
RPC Inc.	16,968	283,026
SEACOR Holdings Inc.(a)	11,599	960,629
Tetra Technologies Inc.(a)	38,934	405,692
World Fuel Services Corp.	30,564	796,192

		4,769,814
PHARMACEUTICALS—0.84%
Medicis Pharmaceutical Corp. Class A	31,046	787,016
Par Pharmaceutical Companies Inc.(a)	17,797	469,841

		1,256,857
REAL ESTATE INVESTMENT TRUSTS—8.70%
Acadia Realty Trust	20,781	385,280
American Campus Communities Inc.(b)	27,117	785,037
BioMed Realty Trust Inc.	58,636	1,057,793
BRE Properties Inc. Class A	32,870	1,364,105
EastGroup Properties Inc.	13,885	503,609
Entertainment Properties Trust	24,015	1,002,386
Franklin Street Properties Corp.	37,211	454,346
Home Properties Inc.	18,686	928,134
Kilroy Realty Corp.	26,908	903,571
Mid-America Apartment Communities Inc.(b)	15,518	876,457
National Health Investors Inc.	12,113	456,054
Omega Healthcare Investors Inc.(b)	47,998	1,054,996
Saul Centers Inc.	3,896	164,801
Tanger Factory Outlet Centers Inc.	20,711	925,782
Taubman Centers Inc.	28,166	1,154,524
Washington Real Estate Investment Trust	31,240	948,134

		12,965,009
RETAIL—8.06%
AnnTaylor Stores Corp.(a)	30,108	528,094
BJ’s Wholesale Club Inc.(a)	27,664	1,260,095
Buckle Inc. (The)(b)	13,905	383,083
Casey’s General Stores Inc.	26,177	1,001,270
Cash America International Inc.	15,215	509,703
CEC Entertainment Inc.(a)	11,369	394,845
Cheesecake Factory Inc. (The)(a)	29,101	682,127
Children’s Place Retail Stores Inc. (The)(a)	10,046	420,425
Collective Brands Inc.(a)	32,930	527,539
Domino’s Pizza Inc.(a)	22,139	283,158
Dress Barn Inc.(a)	35,636	880,209
Finish Line Inc. (The) Class A	26,192	374,808
Genesco Inc.(a)	12,315	336,076
Jack in the Box Inc.(a)	28,458	587,089
Jo-Ann Stores Inc.(a)	14,088	590,146
Nu Skin Enterprises Inc. Class A	26,397	751,787
OfficeMax Inc.(a)	43,663	623,944
Papa John’s International Inc.(a)	11,034	279,491
Pier 1 Imports Inc.(a)	54,341	379,844
PriceSmart Inc.	8,316	232,848
Sally Beauty Holdings Inc.(a)	49,129	464,760
Sonic Corp.(a)	31,625	278,300
Systemax Inc.	2,441	39,935
Talbots Inc. (The)(a)(b)	17,781	204,304

		12,013,880

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Core Index Fund

July 31, 2010

SAVINGS & LOANS—1.28%
NewAlliance Bancshares Inc.	51,372	625,198
Northwest Bancshares Inc.	22,624	274,429
Washington Federal Inc.	57,993	1,009,078

		1,908,705
SEMICONDUCTORS—5.46%
Cabot Microelectronics Corp.(a)	12,141	396,889
Cypress Semiconductor Corp.(a)	84,747	898,318
Emulex Corp.(a)	41,809	363,738
Integrated Device Technology Inc.(a)	85,090	494,373
International Rectifier Corp.(a)	36,677	716,302
MKS Instruments Inc.(a)	22,522	483,322
OmniVision Technologies Inc.(a)	26,089	582,046
PMC-Sierra Inc.(a)	117,557	952,212
Rambus Inc.(a)(b)	59,120	1,161,708
Semtech Corp.(a)	31,749	551,798
Teradyne Inc.(a)	91,691	986,595
TriQuint Semiconductor Inc.(a)	79,928	553,901

		8,141,202
SOFTWARE—3.44%
Compuware Corp.(a)	117,489	961,060
JDA Software Group Inc.(a)	21,411	503,159
ManTech International Corp. Class A(a)	11,832	469,139
MicroStrategy Inc. Class A(a)	4,761	395,115
Novell Inc.(a)	178,181	1,076,213
Parametric Technology Corp.(a)	59,883	1,074,301
Quest Software Inc.(a)	32,284	650,845

		5,129,832
TELECOMMUNICATIONS—4.42%
ADC Telecommunications Inc.(a)	49,627	631,752
ADTRAN Inc.	32,146	1,015,171
Anixter International Inc.(a)	15,078	728,569
ARRIS Group Inc.(a)	63,679	593,488
Atlantic Tele-Network Inc.	4,872	217,827
Leap Wireless International Inc.(a)	31,846	378,649
NTELOS Holdings Corp.	14,602	273,203
Plantronics Inc.	25,176	754,525
RF Micro Devices Inc.(a)	124,483	519,094
SAVVIS Inc.(a)	20,897	368,414
Sonus Networks Inc.(a)	106,046	305,413
Syniverse Holdings Inc.(a)	35,867	800,910

		6,587,015
TEXTILES—0.22%
UniFirst Corp.	7,427	326,491

		326,491
TRANSPORTATION—3.35%
Con-way Inc.	27,674	932,337
Genco Shipping & Trading Ltd.(a)(b)	14,078	235,103
GulfMark Offshore Inc. Class A(a)	13,369	393,583
Heartland Express Inc.	28,616	458,428
Kirby Corp.(a)(b)	27,719	1,065,519
Old Dominion Freight Line Inc.(a)	15,610	615,502

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Core Index Fund

July 31, 2010

Overseas Shipholding Group Inc.	13,831	542,590
UTi Worldwide Inc.	51,278	749,172

		4,992,234
TRUCKING & LEASING—0.40%
GATX Corp.	20,845	589,080

		589,080
WATER—0.24%
California Water Service Group	10,002	355,571

		355,571

TOTAL COMMON STOCKS
(Cost: $ 153,012,411)		148,771,530

SHORT-TERM INVESTMENTS—4.76%

MONEY MARKET FUNDS—4.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,718,401	5,718,401
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,206,341	1,206,341
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	168,148	168,148

		7,092,890

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 7,092,890)		7,092,890

TOTAL INVESTMENTS IN SECURITIES—104.61%
(Cost: $160,105,301)		155,864,420
Other Assets, Less Liabilities—(4.61)%		(6,865,564)

NET ASSETS—100.00%		$148,998,856

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Small Growth Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—0.94%
AAR Corp.(a)	10,715	$180,012
HEICO Corp.	2,739	108,273
HEICO Corp. Class A	5,114	147,692
Orbital Sciences Corp.(a)	15,797	231,268

		667,245
AIRLINES—0.23%
Allegiant Travel Co.(a)	3,746	166,285

		166,285
APPAREL—2.51%
Crocs Inc.(a)	22,105	283,607
Deckers Outdoor Corp.(a)	10,663	542,640
Steven Madden Ltd.(a)	6,930	267,706
True Religion Apparel Inc.(a)(b)	7,017	172,478
Warnaco Group Inc. (The)(a)	12,283	513,061

		1,779,492
AUTO PARTS & EQUIPMENT—0.96%
WABCO Holdings Inc.(a)	17,701	684,675

		684,675
BANKS—0.61%
Signature Bank(a)	11,228	431,604

		431,604
BEVERAGES—0.15%
Boston Beer Co. Inc. (The) Class A(a)	1,487	103,138

		103,138
BIOTECHNOLOGY—0.85%
Integra LifeSciences Holdings Corp.(a)	5,915	213,709
Myriad Genetics Inc.(a)	27,044	392,408

		606,117
BUILDING MATERIALS—0.38%
Simpson Manufacturing Co. Inc.	10,525	271,440

		271,440
CHEMICALS—0.55%
Olin Corp.	19,070	387,121

		387,121
COAL—0.25%
International Coal Group Inc.(a)(b)	38,857	174,857

		174,857

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Growth Index Fund

July 31, 2010

COMMERCIAL SERVICES—9.99%
American Public Education Inc.(a)	5,005	223,523
Bridgepoint Education Inc.(a)(b)	5,312	98,538
Capella Education Co.(a)	4,096	380,600
Coinstar Inc.(a)	7,968	362,544
CoStar Group Inc.(a)(b)	5,598	245,360
Emergency Medical Services Corp. Class A(a)	8,334	372,863
Forrester Research Inc.(a)	3,888	125,505
FTI Consulting Inc.(a)	12,992	459,267
Gartner Inc.(a)	17,877	449,964
Grand Canyon Education Inc.(a)	4,413	107,104
Healthcare Services Group Inc.	10,722	239,529
HMS Holdings Corp.(a)	7,931	446,674
Korn/Ferry International(a)	12,630	177,451
Lincoln Educational Services Corp.(a)	5,141	108,424
Monro Muffler Brake Inc.	5,473	224,612
Monster Worldwide Inc.(a)	34,862	478,307
PAREXEL International Corp.(a)	16,016	328,808
Resources Connection Inc.(a)	12,850	166,922
Rollins Inc.	14,278	311,832
Sotheby’s	18,626	505,323
SuccessFactors Inc.(a)	15,555	315,922
TeleTech Holdings Inc.(a)	8,591	119,415
Valassis Communications Inc.(a)	13,781	476,409
Wright Express Corp.(a)	10,589	370,509

		7,095,405
COMPUTERS—4.75%
Cadence Design Systems Inc.(a)	74,756	520,302
Jack Henry & Associates Inc.	23,176	588,670
NCR Corp.(a)	44,169	605,115
Netezza Corp.(a)	13,584	210,552
Riverbed Technology Inc.(a)	15,651	580,496
STEC Inc.(a)	9,666	150,790
Sykes Enterprises Inc.(a)	10,755	170,467
Synaptics Inc.(a)	9,268	290,088
Syntel Inc.	6,241	257,504

		3,373,984
DISTRIBUTION & WHOLESALE—0.30%
Beacon Roofing Supply Inc.(a)	12,596	214,888

		214,888
DIVERSIFIED FINANCIAL SERVICES—2.09%
Credit Acceptance Corp.(a)	1,599	89,512
KBW Inc.(a)	9,603	219,428
MF Global Holdings Ltd.(a)	33,386	214,672
optionsXpress Holdings Inc.(a)	12,451	194,236
Portfolio Recovery Associates Inc.(a)	4,694	327,078
Stifel Financial Corp.(a)	9,555	442,779

		1,487,705
ELECTRIC—0.43%
EnerNOC Inc.(a)(b)	4,994	166,500
Ormat Technologies Inc.	4,995	138,961

		305,461

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Growth Index Fund

July 31, 2010

ELECTRICAL COMPONENTS & EQUIPMENT—1.34%
American Superconductor Corp.(a)(b)	11,555	348,383
EnerSys Inc.(a)	11,416	276,496
SunPower Corp. Class A(a)(b)	15,279	189,918
SunPower Corp. Class B(a)	11,675	134,729

		949,526
ELECTRONICS—2.57%
Cogent Inc.(a)	12,821	115,261
Coherent Inc.(a)	6,594	244,110
Dionex Corp.(a)	4,905	370,328
FEI Co.(a)	10,245	200,392
II-VI Inc.(a)	7,148	245,033
L-1 Identity Solutions Inc.(a)	23,207	189,369
Rofin-Sinar Technologies Inc.(a)	8,838	186,128
Sanmina-SCI Corp.(a)	21,742	273,297

		1,823,918
ENERGY - ALTERNATE SOURCES—0.44%
Clean Energy Fuels Corp.(a)(b)	10,808	204,055
GT Solar International Inc.(a)	17,214	111,547

		315,602
ENGINEERING & CONSTRUCTION—0.58%
Insituform Technologies Inc. Class A(a)	10,689	244,778
Stanley Inc.(a)	4,544	169,719

		414,497
ENTERTAINMENT—2.52%
Bally Technologies Inc.(a)	15,044	485,921
National CineMedia Inc.	11,880	213,127
Penn National Gaming Inc.(a)	18,571	508,660
Scientific Games Corp. Class A(a)	19,107	202,343
Vail Resorts Inc.(a)	10,018	379,482

		1,789,533
ENVIRONMENTAL CONTROL—1.34%
Calgon Carbon Corp.(a)	15,437	204,386
Clean Harbors Inc.(a)	6,343	400,624
Tetra Tech Inc.(a)	16,687	349,926

		954,936
FOOD—1.33%
Diamond Foods Inc.	5,852	260,648
Tootsie Roll Industries Inc.	6,603	166,594
United Natural Foods Inc.(a)	10,983	370,456
Winn-Dixie Stores Inc.(a)	15,184	148,955

		946,653
HAND & MACHINE TOOLS—0.86%
Baldor Electric Co.	11,781	450,270
Franklin Electric Co. Inc.	5,305	163,129

		613,399

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Growth Index Fund

July 31, 2010

HEALTH CARE - PRODUCTS—7.24%
AGA Medical Holdings Inc.(a)	3,890	56,366
Align Technology Inc.(a)	20,595	357,323
American Medical Systems Holdings Inc.(a)	20,382	455,741
Arthrocare Corp.(a)	5,833	156,208
Bruker Corp.(a)	20,263	266,864
Haemonetics Corp.(a)	6,949	383,932
Immucor Inc.(a)	19,339	371,696
Luminex Corp.(a)	11,456	186,504
Masimo Corp.	14,816	341,953
Meridian Bioscience Inc.	11,120	213,615
NuVasive Inc.(a)(b)	10,813	354,342
PSS World Medical Inc.(a)	16,290	306,578
Sirona Dental Systems Inc.(a)	11,193	344,520
Thoratec Corp.(a)	15,856	583,184
Volcano Corp.(a)	11,788	260,161
West Pharmaceutical Services Inc.	9,197	334,219
Wright Medical Group Inc.(a)	10,736	167,589

		5,140,795
HOME FURNISHINGS—1.19%
Tempur-Pedic International Inc.(a)	18,696	573,406
TiVo Inc.(a)	31,361	269,078

		842,484
INSURANCE—0.20%
Enstar Group Ltd.(a)	1,989	144,660

		144,660
INTERNET—5.87%
AboveNet Inc.(a)	6,211	330,425
Ancestry.com Inc.(a)	5,309	104,800
Ariba Inc.(a)	24,810	396,216
Blue Coat Systems Inc.(a)	11,527	252,441
Blue Nile Inc.(a)	4,030	205,127
DealerTrack Holdings Inc.(a)	10,253	160,049
Digital River Inc.(a)	10,959	288,112
GSI Commerce Inc.(a)	15,561	350,434
OpenTable Inc.(a)(b)	4,229	189,036
Rackspace Hosting Inc.(a)(b)	28,658	535,905
Sapient Corp.	25,778	283,558
TIBCO Software Inc.(a)	46,068	624,682
ValueClick Inc.(a)	22,516	246,550
Websense Inc.(a)	11,007	204,290

		4,171,625
IRON & STEEL—0.60%
Carpenter Technology Corp.	12,193	426,145

		426,145
LEISURE TIME—0.58%
Life Time Fitness Inc.(a)(b)	11,414	415,013

		415,013

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Growth Index Fund

July 31, 2010

LODGING—0.38%
Orient-Express Hotels Ltd. Class A(a)	29,693	270,503

		270,503
MACHINERY—3.07%
Cognex Corp.	9,984	186,202
Intermec Inc.(a)	13,376	140,448
Middleby Corp. (The)(a)(b)	5,099	293,243
Nordson Corp.	8,450	532,773
Wabtec Corp.	13,270	591,975
Zebra Technologies Corp. Class A(a)	15,967	438,134

		2,182,775
MANUFACTURING—1.01%
ESCO Technologies Inc.	7,308	217,851
Hexcel Corp.(a)	26,591	496,986

		714,837
MEDIA—0.37%
DG FastChannel Inc.(a)	6,944	264,775

		264,775
METAL FABRICATE & HARDWARE—1.08%
Kaydon Corp.	9,190	349,128
Valmont Industries Inc.	5,836	414,648

		763,776
MINING—0.76%
Coeur d’Alene Mines Corp.(a)	24,352	370,881
Globe Specialty Metals Inc.(a)	14,357	165,536

		536,417
MISCELLANEOUS - MANUFACTURING—0.36%
STR Holdings Inc.(a)	11,478	257,107

		257,107
OFFICE FURNISHINGS—0.37%
Herman Miller Inc.	15,457	265,860

		265,860
OIL & GAS—1.90%
BPZ Resources Inc.(a)(b)	28,485	129,037
Brigham Exploration Co.(a)	32,192	555,634
Comstock Resources Inc.(a)	12,727	322,120
Contango Oil & Gas Co.(a)	3,691	161,814
Northern Oil and Gas Inc.(a)	12,471	183,074

		1,351,679
OIL & GAS SERVICES—3.05%
CARBO Ceramics Inc.	5,550	445,110
Dril-Quip Inc.(a)	8,344	436,224
Exterran Holdings Inc.(a)	17,270	460,591

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Growth Index Fund

July 31, 2010

Lufkin Industries Inc.	8,226	338,171
Superior Energy Services Inc.(a)	21,442	488,663

		2,168,759
PHARMACEUTICALS—5.01%
Alkermes Inc.(a)	26,163	337,503
BioMarin Pharmaceutical Inc.(a)	28,107	614,138
Catalyst Health Solutions Inc.(a)	10,746	371,596
Cubist Pharmaceuticals Inc.(a)	15,891	342,928
Impax Laboratories Inc.(a)	14,737	241,539
Isis Pharmaceuticals Inc.(a)	25,729	254,460
Onyx Pharmaceuticals Inc.(a)	17,186	446,836
Salix Pharmaceuticals Ltd.(a)	15,741	667,576
ViroPharma Inc.(a)	21,464	282,681

		3,559,257
REAL ESTATE—0.23%
Forestar Group Inc.(a)	9,895	159,409

		159,409
REAL ESTATE INVESTMENT TRUSTS—3.44%
Alexander’s Inc.(a)	956	319,467
DuPont Fabros Technology Inc.	15,801	398,817
Equity Lifestyle Properties Inc.(b)	8,400	444,612
Equity One Inc.	11,605	197,749
Extra Space Storage Inc.	23,915	370,922
Healthcare Realty Trust Inc.(b)	17,229	404,365
PS Business Parks Inc.	5,262	305,564

		2,441,496
RETAIL—4.65%
99 Cents Only Stores(a)	12,579	209,063
Bebe Stores Inc.	9,713	57,792
Buffalo Wild Wings Inc.(a)	4,975	212,134
DSW Inc. Class A(a)	3,978	105,854
EZCORP Inc.(a)	11,692	232,671
hhgregg Inc.(a)	6,274	127,299
Hibbett Sports Inc.(a)	7,844	207,631
Jos. A. Bank Clothiers Inc.(a)	5,031	295,219
Lumber Liquidators Holdings Inc.(a)	4,283	106,304
P.F. Chang’s China Bistro Inc.(b)	6,104	252,706
Texas Roadhouse Inc.(a)	14,339	193,290
Tractor Supply Co.	10,024	696,768
Ulta Salon Cosmetics & Fragrance Inc.(a)	9,630	243,254
Under Armour Inc. Class A(a)	9,684	363,731

		3,303,716
SAVINGS & LOANS—0.38%
Beneficial Mutual Bancorp Inc.(a)	10,041	101,314
Investors Bancorp Inc.(a)	12,965	170,230

		271,544
SEMICONDUCTORS—4.91%
Cavium Networks Inc.(a)	12,269	329,177
Diodes Inc.(a)	9,304	164,495
FormFactor Inc.(a)	13,713	132,742
Hittite Microwave Corp.(a)	5,305	243,818

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Growth Index Fund

July 31, 2010

IPG Photonics Corp.(a)	7,058	113,704
Microsemi Corp.(a)	22,940	366,122
Monolithic Power Systems Inc.(a)	9,961	175,513
NetLogic Microsystems Inc.(a)	15,812	467,403
Power Integrations Inc.	7,625	269,544
Silicon Laboratories Inc.(a)	12,632	505,912
Tessera Technologies Inc.(a)	13,941	236,718
Veeco Instruments Inc.(a)(b)	11,214	485,566

		3,490,714
SOFTWARE—9.43%
ACI Worldwide Inc.(a)	9,410	182,554
Acxiom Corp.(a)	21,755	333,722
Advent Software Inc.(a)	4,009	205,501
ArcSight Inc.(a)	8,342	208,633
Aspen Technology Inc.(a)	17,221	188,226
athenahealth Inc.(a)(b)	8,582	238,322
Blackbaud Inc.	12,052	285,512
Blackboard Inc.(a)(b)	9,443	358,551
CommVault Systems Inc.(a)	11,089	205,368
Concur Technologies Inc.(a)	11,632	538,329
Eclipsys Corp.(a)	15,839	312,187
Emdeon Inc. Class A(a)	12,567	157,087
Informatica Corp.(a)	24,739	745,386
Lawson Software Inc.(a)	39,298	313,205
MedAssets Inc.(a)	12,347	289,043
NetSuite Inc.(a)(b)	7,662	113,704
Pegasystems Inc.	4,383	134,821
Phase Forward Inc.(a)	11,824	198,643
Progress Software Corp.(a)	11,664	348,754
Quality Systems Inc.	4,977	273,337
SolarWinds Inc.(a)	8,861	122,459
Taleo Corp. Class A(a)	10,969	269,837
Ultimate Software Group Inc.(a)	6,915	223,078
VeriFone Systems Inc.(a)	20,652	451,866

		6,698,125
TELECOMMUNICATIONS—4.83%
Acme Packet Inc.(a)	10,033	283,533
Aruba Networks Inc.(a)	18,219	309,359
Ciena Corp.(a)(b)	25,625	335,431
Comtech Telecommunications Corp.(a)	7,797	168,181
DigitalGlobe Inc.(a)	7,545	205,677
Finisar Corp.(a)	18,752	300,595
Infinera Corp.(a)	27,051	244,811
InterDigital Inc.(a)	12,090	329,936
NETGEAR Inc.(a)	9,695	232,680
NeuStar Inc. Class A(a)	19,129	444,367
Tekelec(a)	18,310	258,903
ViaSat Inc.(a)	8,818	318,682

		3,432,155
TRANSPORTATION—2.77%
Forward Air Corp.	7,923	230,084
Genesee & Wyoming Inc. Class A(a)	10,612	433,819
Hub Group Inc. Class A(a)	10,292	330,888
Knight Transportation Inc.	16,188	338,653
Landstar System Inc.	13,898	563,425
RailAmerica Inc.(a)	6,213	69,026

		1,965,895

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Growth Index Fund

July 31, 2010

WATER—0.24%
PICO Holdings Inc.(a)	5,405	169,393

		169,393

TOTAL COMMON STOCKS
(Cost: $ 72,216,495)		70,966,395

SHORT-TERM INVESTMENTS—5.58%

MONEY MARKET FUNDS—5.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	3,232,080	3,232,080
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	681,832	681,832
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	53,244	53,244

		3,967,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 3,967,156)		3,967,156

TOTAL INVESTMENTS IN SECURITIES—105.47%
(Cost: $76,183,651)		74,933,551
Other Assets, Less Liabilities—(5.47)%		(3,888,580)

NET ASSETS—100.00%		$71,044,971

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Morningstar Small Value Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.17%
Harte-Hanks Inc.	26,599	$300,037

		300,037
AEROSPACE & DEFENSE—1.02%
Curtiss-Wright Corp.	31,377	950,409
Triumph Group Inc.	11,386	864,198

		1,814,607
AGRICULTURE—0.72%
Universal Corp.	16,761	743,350
Vector Group Ltd.(a)	28,679	543,467

		1,286,817
AIRLINES—2.49%
AirTran Holdings Inc.(b)	92,852	447,547
Alaska Air Group Inc.(b)	24,070	1,241,771
JetBlue Airways Corp.(b)	167,819	1,079,076
SkyWest Inc.	38,594	480,495
US Airways Group Inc.(b)	110,335	1,197,135

		4,446,024
APPAREL—0.58%
Jones Apparel Group Inc.	59,731	1,041,709

		1,041,709
AUTO PARTS & EQUIPMENT—1.31%
Cooper Tire & Rubber Co.	41,881	905,048
Federal-Mogul Corp. Class A(b)	17,256	309,573
Tenneco Inc.(b)	40,662	1,122,271

		2,336,892
BANKS—8.77%
BancFirst Corp.	4,905	201,988
BancorpSouth Inc.	53,401	782,859
CapitalSource Inc.	203,352	1,094,034
Community Bank System Inc.	22,580	558,855
CVB Financial Corp.	64,627	657,903
F.N.B. Corp.	77,946	667,997
FirstMerit Corp.	73,887	1,456,313
Fulton Financial Corp.	135,247	1,232,100
MB Financial Inc.	35,930	623,026
National Penn Bancshares Inc.	86,634	576,982
NBT Bancorp Inc.	23,617	521,463
Old National Bancorp	59,620	627,202
PacWest Bancorp	21,606	452,214
Synovus Financial Corp.	296,909	777,902
TCF Financial Corp.	91,943	1,456,377
Trustmark Corp.	38,528	847,616
Umpqua Holdings Corp.	77,588	972,178
United Bankshares Inc.	29,489	752,854

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Value Index Fund

July 31, 2010

Webster Financial Corp.	45,086	840,403
Whitney Holding Corp.	66,492	539,915

		15,640,181
BUILDING MATERIALS—0.61%
Texas Industries Inc.	15,989	530,835
USG Corp.(b)	46,384	557,535

		1,088,370
CHEMICALS—4.12%
Arch Chemicals Inc.	17,305	593,042
Cabot Corp.	34,513	1,018,133
Cytec Industries Inc.	33,249	1,659,790
H.B. Fuller Co.	33,113	676,830
Rockwood Holdings Inc.(b)	34,765	1,015,486
Sensient Technologies Corp.	33,768	994,805
W.R. Grace & Co.(b)	41,290	1,059,914
Westlake Chemical Corp.	13,363	330,601

		7,348,601
COMMERCIAL SERVICES—3.05%
Convergys Corp.(b)	73,859	825,005
Deluxe Corp.	35,101	722,379
HealthSpring Inc.(b)	35,528	667,926
PHH Corp.(b)	37,203	740,712
Rent-A-Center Inc.(b)	45,229	994,586
Service Corp. International	174,770	1,489,040

		5,439,648
COMPUTERS—1.73%
Diebold Inc.	45,454	1,300,893
DST Systems Inc.	26,119	1,072,969
Unisys Corp.(b)	26,509	716,008

		3,089,870
COSMETICS & PERSONAL CARE—0.06%
Revlon Inc. Class A(b)	8,193	102,740

		102,740
DISTRIBUTION & WHOLESALE—1.07%
ScanSource Inc.(b)	18,372	506,700
Tech Data Corp.(b)	35,338	1,397,971

		1,904,671
DIVERSIFIED FINANCIAL SERVICES—1.20%
Artio Global Investors Inc. Class A	17,910	287,814
Investment Technology Group Inc.(b)	29,992	471,174
Nelnet Inc. Class A	19,787	398,906
Ocwen Financial Corp.(b)	51,004	538,602
Piper Jaffray Companies, Inc.(b)	14,336	447,140

		2,143,636
ELECTRIC—8.04%
ALLETE Inc.	20,098	724,734
Avista Corp.	37,243	779,123

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Value Index Fund

July 31, 2010

Black Hills Corp.	26,546	847,348
Cleco Corp.	41,383	1,181,485
Dynegy Inc.(b)	70,623	250,712
El Paso Electric Co.(b)	29,934	643,581
Empire District Electric Co. (The)	27,685	544,010
Hawaiian Electric Industries Inc.	62,780	1,478,469
IDACORP Inc.	32,301	1,137,641
MGE Energy Inc.	15,783	591,389
Mirant Corp.(b)	98,835	1,084,220
NorthWestern Corp.	24,568	692,818
Otter Tail Corp.	22,029	452,696
PNM Resources Inc.	53,667	634,881
Portland General Electric Co.	51,447	982,638
RRI Energy Inc.(b)	239,558	946,254
UIL Holdings Corp.	20,633	562,249
UniSource Energy Corp.	24,646	795,573

		14,329,821
ELECTRONICS—1.75%
AVX Corp.	35,446	499,080
Brady Corp. Class A	33,383	928,381
Cymer Inc.(b)	20,580	684,902
Vishay Intertechnology Inc.(b)	117,791	1,000,046

		3,112,409
ENGINEERING & CONSTRUCTION—0.51%
Granite Construction Inc.	23,612	548,979
Tutor Perini Corp.(b)	18,750	361,500

		910,479
ENTERTAINMENT—0.50%
Cinemark Holdings Inc.	40,371	589,013
Speedway Motorsports Inc.	9,349	128,268
Warner Music Group Corp.(b)	36,723	172,231

		889,512
ENVIRONMENTAL CONTROL—0.26%
Darling International Inc.(b)	56,758	463,145

		463,145
FOOD—1.43%
Cal-Maine Foods Inc.	8,500	268,515
Chiquita Brands International Inc.(b)	30,990	454,933
Dole Food Co. Inc.(a)(b)	24,711	270,338
Fresh Del Monte Produce Inc.(b)	28,894	602,151
Sanderson Farms Inc.	14,545	679,979
Weis Markets Inc.	7,663	274,719

		2,550,635
FOREST PRODUCTS & PAPER—2.55%
Louisiana-Pacific Corp.(b)	86,719	631,314
Potlatch Corp.(a)	27,367	1,014,221
Rock-Tenn Co. Class A	26,573	1,414,215
Temple-Inland Inc.	73,774	1,479,907

		4,539,657

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Value Index Fund

July 31, 2010

GAS—5.37%
Laclede Group Inc. (The)	14,418	503,765
New Jersey Resources Corp.	28,477	1,063,046
Nicor Inc.	30,792	1,348,382
Northwest Natural Gas Co.	18,192	862,483
Piedmont Natural Gas Co.	46,152	1,228,566
South Jersey Industries Inc.	20,398	952,995
Southwest Gas Corp.	31,012	997,656
Vectren Corp.	55,521	1,375,255
WGL Holdings Inc.	34,340	1,238,987

		9,571,135
HEALTH CARE - PRODUCTS—1.01%
CONMED Corp.(b)	20,049	385,542
Hill-Rom Holdings Inc.	42,907	1,417,648

		1,803,190
HEALTH CARE - SERVICES—2.99%
Health Net Inc.(b)	68,634	1,616,331
HealthSouth Corp.(b)	63,960	1,183,900
Kindred Healthcare Inc.(b)	26,951	358,448
LifePoint Hospitals Inc.(b)	37,551	1,160,701
Select Medical Holdings Corp.(b)	40,473	265,098
WellCare Health Plans Inc.(b)	28,869	744,532

		5,329,010
HOME BUILDERS—1.01%
KB Home	52,577	598,326
M.D.C. Holdings Inc.	24,656	717,983
Ryland Group Inc.	29,683	484,427

		1,800,736
HOUSEHOLD PRODUCTS & WARES—0.55%
American Greetings Corp. Class A	24,756	507,250
Helen of Troy Ltd.(a)(b)	19,399	464,800

		972,050
INSURANCE—10.09%
Allied World Assurance Holdings Ltd.	27,950	1,392,469
Alterra Capital Holdings Ltd.	32,586	630,539
AmTrust Financial Services Inc.	16,557	212,426
Argo Group International Holdings Ltd.	21,238	661,351
CNO Financial Group Inc.(b)	169,160	908,389
Delphi Financial Group Inc. Class A	33,094	858,789
Employers Holdings Inc.	15,250	236,985
Erie Indemnity Co. Class A	19,832	972,363
FBL Financial Group Inc. Class A	9,207	208,907
Flagstone Reinsurance Holdings SA	24,689	272,567
Greenlight Capital Re Ltd. Class A(b)	20,582	530,810
Hanover Insurance Group Inc. (The)	30,708	1,345,932
Harleysville Group Inc.	8,550	269,154
MBIA Inc.(a)(b)	110,705	960,919
Montpelier Re Holdings Ltd.	53,268	866,138
National Western Life Insurance Co. Class A	1,450	223,532
OneBeacon Insurance Group Ltd.(a)	16,178	257,068
Platinum Underwriters Holdings Ltd.	31,166	1,217,967
ProAssurance Corp.(b)	22,205	1,321,420

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Value Index Fund

July 31, 2010

Protective Life Corp.	60,816	1,367,752
Selective Insurance Group Inc.	36,377	566,026
StanCorp Financial Group Inc.	32,479	1,224,134
State Auto Financial Corp.	9,573	150,583
Unitrin Inc.	31,241	868,187
Universal American Corp.(b)	27,794	465,272

		17,989,679
INTERNET—0.37%
EarthLink Inc.	73,762	651,318

		651,318
IRON & STEEL—0.59%
AK Steel Holding Corp.	74,863	1,047,333

		1,047,333
LEISURE TIME—0.58%
Brunswick Corp.	60,631	1,025,877

		1,025,877
MANUFACTURING—1.87%
A.O. Smith Corp.	17,204	940,714
Crane Co.	34,772	1,235,797
Eastman Kodak Co.(a)(b)	174,140	691,336
Griffon Corp.(b)	34,212	463,915

		3,331,762
MEDIA—1.24%
Belo Corp. Class A(b)	61,973	374,937
Meredith Corp.	24,656	782,828
New York Times Co. (The) Class A(b)	66,018	576,997
Scholastic Corp.	19,071	483,068

		2,217,830
METAL FABRICATE & HARDWARE—1.55%
Commercial Metals Co.	76,985	1,107,814
Mueller Industries Inc.	25,328	626,108
Mueller Water Products Inc. Class A	106,232	403,682
Worthington Industries Inc.	43,972	630,119

		2,767,723
MINING—0.71%
Century Aluminum Co.(b)	38,865	405,362
Kaiser Aluminum Corp.	10,147	416,027
Stillwater Mining Co.(b)	32,814	451,849

		1,273,238
OFFICE FURNISHINGS—0.37%
HNI Corp.	25,431	657,137

		657,137
OIL & GAS—3.72%
Berry Petroleum Co. Class A	32,227	961,009
Frontier Oil Corp.	70,892	871,263

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Value Index Fund

July 31, 2010

Holly Corp.	30,437	813,581
SandRidge Energy Inc.(b)	252,838	1,491,744
Stone Energy Corp.(b)	29,199	343,380
Swift Energy Co.(b)	25,859	670,524
Tesoro Corp.	96,088	1,240,496
W&T Offshore Inc.	25,107	231,236

		6,623,233
OIL & GAS SERVICES—0.81%
Complete Production Services Inc.(b)	43,561	838,549
Helix Energy Solutions Group Inc.(b)	65,067	610,979

		1,449,528
PACKAGING & CONTAINERS—0.11%
Graphic Packaging Holding Co.(b)	55,189	193,162

		193,162
REAL ESTATE—0.80%
Forest City Enterprises Inc. Class A(a)(b)	82,763	1,051,090
Government Properties Income Trust	13,304	369,718

		1,420,808
REAL ESTATE INVESTMENT TRUSTS—11.07%
Anworth Mortgage Asset Corp.	79,798	556,192
Apartment Investment and Management Co. Class A	80,163	1,721,099
Brandywine Realty Trust	90,005	1,022,457
Capstead Mortgage Corp.	47,703	558,125
CBL & Associates Properties Inc.(a)	94,523	1,329,939
Colonial Properties Trust	45,378	731,493
CommonWealth REIT	44,259	1,148,521
Cousins Properties Inc.	61,573	421,775
DCT Industrial Trust Inc.	144,404	677,255
DiamondRock Hospitality Co.(b)	103,615	961,547
Hatteras Financial Corp.	24,762	733,946
Highwoods Properties Inc.	44,303	1,387,127
Inland Real Estate Corp.	51,297	425,765
LaSalle Hotel Properties	47,831	1,134,551
Lexington Realty Trust	75,165	483,311
Medical Properties Trust Inc.	73,438	729,974
MFA Financial Inc.	192,294	1,411,438
National Retail Properties Inc.	57,070	1,319,458
Post Properties Inc.(a)	33,162	844,968
Redwood Trust Inc.	47,995	751,122
Sovran Self Storage Inc.	18,800	691,840
Sunstone Hotel Investors Inc.(a)(b)	67,137	692,854

		19,734,757
RETAIL—6.11%
Barnes & Noble Inc.(a)	26,936	349,360
Bob Evans Farms Inc.	21,360	560,059
Brinker International Inc.	69,330	1,089,868
Cabela’s Inc.(a)(b)	28,992	451,985
Cato Corp. (The) Class A	19,084	444,276
Cracker Barrel Old Country Store Inc.	15,656	766,831
Dillard’s Inc. Class A	37,716	872,748
Foot Locker Inc.	106,250	1,443,937
Group 1 Automotive Inc.(b)	16,594	459,986
HSN Inc.(b)	27,112	797,093

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Value Index Fund

July 31, 2010

Men’s Wearhouse Inc. (The)	31,912	621,007
Office Depot Inc.(b)	186,747	806,747
Penske Automotive Group Inc.(b)	31,000	434,000
Regis Corp.	39,339	599,133
Rite Aid Corp.(a)(b)	417,921	413,324
Saks Inc.(a)(b)	96,252	790,229

		10,900,583
SAVINGS & LOANS—0.78%
Astoria Financial Corp.	60,402	799,722
Flagstar Bancorp Inc.(b)	30,336	97,379
Provident Financial Services Inc.	39,046	500,179

		1,397,280
SEMICONDUCTORS—1.23%
Amkor Technology Inc.(b)	80,410	463,966
Fairchild Semiconductor International Inc.(b)	84,965	771,482
Intersil Corp. Class A	83,742	951,309

		2,186,757
SOFTWARE—1.25%
CSG Systems International Inc.(b)	23,505	443,304
Fair Isaac Corp.	32,292	770,164
SYNNEX Corp.(b)	16,058	423,771
Take-Two Interactive Software Inc.(b)	58,255	597,114

		2,234,353
TELECOMMUNICATIONS—0.47%
EchoStar Corp. Class A(b)	25,597	488,903
MasTec Inc.(b)	33,383	354,527

		843,430
TRANSPORTATION—2.48%
Alexander & Baldwin Inc.	28,282	948,861
Arkansas Best Corp.	17,467	394,230
Atlas Air Worldwide Holdings Inc.(b)	11,922	697,199
Bristow Group Inc.(b)	23,235	776,746
Teekay Corp.	28,910	798,494
Werner Enterprises Inc.	35,350	814,111

		4,429,641
TRUCKING & LEASING—0.50%
Aircastle Ltd.	30,685	280,461
AMERCO(b)	4,091	278,883
Textainer Group Holdings Ltd.	12,322	336,391

		895,735
WATER—0.25%
American States Water Co.	12,655	446,468

		446,468

TOTAL COMMON STOCKS
(Cost: $ 179,931,937)		177,973,214

Schedule of Investments (Unaudited) (Continued)

iShares® Morningstar Small Value Index Fund

July 31, 2010

SHORT-TERM INVESTMENTS—3.40%

MONEY MARKET FUNDS—3.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	4,852,079	4,852,079
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,023,584	1,023,584
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	177,533	177,533

		6,053,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 6,053,196)		6,053,196

TOTAL INVESTMENTS IN SECURITIES—103.22%
(Cost: $185,985,133)		184,026,410
Other Assets, Less Liabilities—(3.22)%		(5,738,022)

NET ASSETS—100.00%		$178,288,388

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS— 99.76%

ADVERTISING— 0.22%
Omnicom Group Inc.	6,515	$242,749

		242,749
AEROSPACE & DEFENSE—0.04%
Spirit AeroSystems Holdings Inc. Class A(a)	2,247	45,726

		45,726
AIRLINES—0.32%
AMR Corp.(a)	7,157	50,672
Continental Airlines Inc. Class B(a)	3,019	75,535
JetBlue Airways Corp.(a)(b)	4,715	30,318
Southwest Airlines Co.	15,844	190,920

		347,445
APPAREL—0.95%
Coach Inc.	6,521	241,081
Deckers Outdoor Corp.(a)	816	41,526
Liz Claiborne Inc.(a)	2,010	9,527
Nike Inc. Class B	6,370	469,087
Phillips-Van Heusen Corp.	1,417	73,528
Timberland Co. Class A(a)	722	12,722
VF Corp.	2,338	185,474

		1,032,945
AUTO PARTS & EQUIPMENT—0.55%
BorgWarner Inc.(a)	2,521	110,571
Fuel Systems Solutions Inc.(a)(b)	281	8,545
Johnson Controls Inc.	14,284	411,522
Modine Manufacturing Co.(a)	896	9,094
WABCO Holdings Inc.(a)	1,355	52,412

		592,144
BANKS—7.24%
Bank of Hawaii Corp.	1,020	50,806
Bank of New York Mellon Corp. (The)	26,226	657,486
BB&T Corp.	14,676	364,405
Cathay General Bancorp	1,681	19,768
Comerica Inc.	3,760	144,234
Fifth Third Bancorp	16,927	215,142
First Horizon National Corp.(a)	4,872	55,882
Heartland Financial USA Inc.	350	6,181
KeyCorp	18,782	158,896
M&T Bank Corp.	2,516	219,747
Northern Trust Corp.	5,143	241,670
PNC Financial Services Group Inc. (The)(c)	11,228	666,831
Popular Inc.(a)	21,829	62,649
Regions Financial Corp.	25,466	186,666
State Street Corp.	10,680	415,666
SunTrust Banks Inc.	10,644	276,212
Synovus Financial Corp.	16,778	43,958
U.S. Bancorp	40,828	975,789

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

Umpqua Holdings Corp.	2,455	30,761
Wells Fargo & Co.	110,460	3,063,056

		7,855,805
BEVERAGES—2.15%
Green Mountain Coffee Roasters Inc.(a)(b)	2,756	84,857
Peet’s Coffee & Tea Inc.(a)	278	11,295
PepsiCo Inc.	34,384	2,231,866

		2,328,018
BIOTECHNOLOGY—1.95%
Affymetrix Inc.(a)	1,493	7,301
Amgen Inc.(a)	20,421	1,113,557
Biogen Idec Inc.(a)	5,761	321,924
Genzyme Corp.(a)	5,671	394,475
Illumina Inc.(a)	2,578	115,572
Life Technologies Corp.(a)	3,866	166,199

		2,119,028
BUILDING MATERIALS—0.18%
Apogee Enterprises Inc.	586	6,598
Masco Corp.	7,667	78,817
Owens Corning(a)	2,719	85,594
Simpson Manufacturing Co. Inc.	779	20,091

		191,100
CHEMICALS—1.50%
Air Products and Chemicals Inc.	4,492	326,029
Airgas Inc.	1,301	84,942
Ecolab Inc.	4,949	242,055
H.B. Fuller Co.	1,029	21,033
Lubrizol Corp.	1,463	136,776
Minerals Technologies Inc.	404	21,077
Praxair Inc.	6,585	571,710
Sigma-Aldrich Corp.	2,618	146,870
Valspar Corp. (The)	2,137	67,123
Zoltek Companies Inc.(a)	727	7,597

		1,625,212
COMMERCIAL SERVICES—0.86%
Capella Education Co.(a)(b)	264	24,531
Convergys Corp.(a)	2,585	28,875
Cross Country Healthcare Inc.(a)	644	5,719
Deluxe Corp.	1,085	22,329
DeVry Inc.	1,518	81,669
Kelly Services Inc. Class A(a)	668	9,886
Manpower Inc.	1,754	84,157
McKesson Corp.	5,722	359,456
Monster Worldwide Inc.(a)	2,667	36,591
PHH Corp.(a)	1,187	23,633
Quanta Services Inc.(a)	4,415	94,834
R.R. Donnelley & Sons Co.	4,332	73,081
Robert Half International Inc.	3,172	79,871
Team Inc.(a)	402	5,708

		930,340
COMPUTERS—7.19%
Dell Inc.(a)	41,738	552,611

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

Echelon Corp.(a)	642	4,873
EMC Corp.(a)	43,431	859,499
FactSet Research Systems Inc.(b)	748	56,100
Hewlett-Packard Co.	49,999	2,301,954
Imation Corp.(a)	796	7,419
International Business Machines Corp.	27,342	3,510,713
Lexmark International Inc. Class A(a)	1,662	61,078
NetApp Inc.(a)	7,323	309,763
Seagate Technology PLC(a)	10,292	129,165

		7,793,175
COSMETICS & PERSONAL CARE—4.69%
Alberto-Culver Co.	2,072	60,648
Avon Products Inc.	9,095	283,127
Colgate-Palmolive Co.	10,442	824,709
Estee Lauder Companies Inc. (The) Class A	2,599	161,788
Procter & Gamble Co. (The)	61,405	3,755,530

		5,085,802
DISTRIBUTION & WHOLESALE—0.44%
Fastenal Co.(b)	3,134	153,817
Genuine Parts Co.	3,420	146,479
W.W. Grainger Inc.	1,550	173,615

		473,911
DIVERSIFIED FINANCIAL SERVICES—3.19%
American Express Co.	25,594	1,142,516
BlackRock Inc.(c)	1,034	162,845
Capital One Financial Corp.	9,723	411,574
Charles Schwab Corp. (The)	25,385	375,444
CME Group Inc.	1,397	389,484
Franklin Resources Inc.	3,656	367,720
Invesco Ltd.	9,343	182,562
NYSE Euronext Inc.	5,547	160,697
T. Rowe Price Group Inc.	5,534	266,905
TradeStation Group Inc.(a)	451	2,882

		3,462,629
ELECTRIC—0.94%
Alliant Energy Corp.	2,339	80,836
Avista Corp.	1,151	24,079
Calpine Corp.(a)	7,188	97,038
Cleco Corp.	1,284	36,658
Consolidated Edison Inc.	5,997	276,582
IDACORP Inc.	997	35,114
ITC Holdings Corp.	1,052	59,690
MGE Energy Inc.	482	18,060
Northeast Utilities	3,750	104,400
NSTAR	2,280	84,725
OGE Energy Corp.	2,079	82,412
Ormat Technologies Inc.	380	10,572
Pepco Holdings Inc.	4,763	80,542
Portland General Electric Co.	1,596	30,484

		1,021,192
ELECTRICAL COMPONENTS & EQUIPMENT—0.98%
American Superconductor Corp.(a)(b)	945	28,492
AMETEK Inc.	2,300	101,821
Emerson Electric Co.	16,073	796,256

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

Energy Conversion Devices Inc.(a)	930	4,501
General Cable Corp.(a)	1,099	29,168
Hubbell Inc. Class B	1,121	52,900
Molex Inc.	1,516	29,880
SunPower Corp. Class A(a)(b)	1,150	14,295

		1,057,313
ELECTRONICS—0.76%
Arrow Electronics Inc.(a)	2,563	63,537
Brady Corp. Class A	1,011	28,116
Dionex Corp.(a)	373	28,162
Garmin Ltd.(b)	3,202	91,289
Itron Inc.(a)	839	54,594
Thermo Fisher Scientific Inc.(a)	8,675	389,160
Thomas & Betts Corp.(a)	1,133	44,912
Waters Corp.(a)	1,984	127,293

		827,063
ENERGY - ALTERNATE SOURCES—0.17%
Clean Energy Fuels Corp.(a)(b)	630	11,894
First Solar Inc.(a)	1,352	169,609

		181,503
ENGINEERING & CONSTRUCTION—0.05%
EMCOR Group Inc.(a)	1,389	36,128
Granite Construction Inc.	822	19,111

		55,239
ENVIRONMENTAL CONTROL—0.22%
Calgon Carbon Corp.(a)	1,156	15,305
Darling International Inc.(a)	1,731	14,125
Nalco Holding Co.	2,926	71,365
Stericycle Inc.(a)	1,815	114,345
Tetra Tech Inc.(a)	1,280	26,842

		241,982
FOOD—3.39%
Campbell Soup Co.	5,404	194,004
Dean Foods Co.(a)	3,805	43,605
Flowers Foods Inc.	1,971	47,757
General Mills Inc.	14,140	483,588
H.J. Heinz Co.	6,718	298,817
Hain Celestial Group Inc.(a)	864	18,196
J.M. Smucker Co. (The)	2,546	156,401
Kellogg Co.	6,071	303,854
Kraft Foods Inc. Class A	36,786	1,074,519
McCormick & Co. Inc. NVS	2,563	100,803
Safeway Inc.	8,299	170,461
Sara Lee Corp.	14,136	209,071
Sysco Corp.	12,566	389,169
Tootsie Roll Industries Inc.(b)	599	15,113
United Natural Foods Inc.(a)	902	30,424
Whole Foods Market Inc.(a)	3,657	138,856

		3,674,638
FOREST PRODUCTS & PAPER—0.23%
Domtar Corp.(a)	896	52,416
MeadWestvaco Corp.	3,616	86,639

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

Rock-Tenn Co. Class A	608	32,358
Wausau Paper Corp.(a)	1,043	7,124
Weyerhaeuser Co.	4,458	72,309

		250,846
GAS—0.57%
AGL Resources Inc.	1,633	62,054
Atmos Energy Corp.	1,942	56,318
Energen Corp.	1,535	68,216
National Fuel Gas Co.	1,736	83,415
New Jersey Resources Corp.	889	33,186
Nicor Inc.	952	41,688
NiSource Inc.	5,963	98,390
Northwest Natural Gas Co.	565	26,787
Piedmont Natural Gas Co.	1,565	41,660
UGI Corp.	2,340	63,086
WGL Holdings Inc.	1,054	38,028

		612,828
HAND & MACHINE TOOLS—0.32%
Baldor Electric Co.	981	37,494
Lincoln Electric Holdings Inc.	897	49,532
Snap-on Inc.	1,233	55,078
Stanley Black & Decker Inc.	3,435	199,299

		341,403
HEALTH CARE - PRODUCTS—6.47%
Baxter International Inc.	12,737	557,498
Beckman Coulter Inc.	1,488	68,195
Becton, Dickinson and Co.	4,965	341,592
Edwards Lifesciences Corp.(a)	2,406	139,067
Gen-Probe Inc.(a)	1,038	46,679
Henry Schein Inc.(a)	1,940	101,831
Hill-Rom Holdings Inc.	1,319	43,580
IDEXX Laboratories Inc.(a)	1,217	71,487
Intuitive Surgical Inc.(a)	833	273,532
Invacare Corp.	659	15,704
Johnson & Johnson	59,158	3,436,488
Medtronic Inc.	23,568	871,309
Patterson Companies Inc.	2,650	70,702
St. Jude Medical Inc.(a)	6,956	255,772
Stryker Corp.	6,341	295,300
TECHNE Corp.	791	46,194
Varian Medical Systems Inc.(a)	2,662	146,942
Zimmer Holdings Inc.(a)	4,335	229,712

		7,011,584
HEALTH CARE - SERVICES—0.79%
Health Management Associates Inc. Class A(a)	5,344	38,263
Humana Inc.(a)	3,621	170,259
Molina Healthcare Inc.(a)	218	6,499
Quest Diagnostics Inc.	3,826	179,784
WellPoint Inc.(a)	9,083	460,690

		855,495
HOME BUILDERS—0.08%
KB Home	1,868	21,258
Pulte Homes Inc.(a)	8,049	70,670

		91,928

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

HOME FURNISHINGS—0.16%
Harman International Industries Inc.(a)	1,472	44,764
Whirlpool Corp.	1,601	133,363

		178,127
HOUSEHOLD PRODUCTS & WARES—0.93%
Avery Dennison Corp.	2,374	85,108
Church & Dwight Co. Inc.	1,500	99,405
Clorox Co. (The)	2,978	193,213
Kimberly-Clark Corp.	8,866	568,488
Tupperware Brands Corp.	1,327	52,270
WD-40 Co.	351	12,762

		1,011,246
INSURANCE—2.55%
Aflac Inc.	9,951	489,490
Chubb Corp.	7,020	369,463
CIGNA Corp.	5,879	180,838
Cincinnati Financial Corp.	3,463	95,406
Erie Indemnity Co. Class A	814	39,910
Hartford Financial Services Group Inc. (The)	9,475	221,810
Lincoln National Corp.	6,461	168,244
Phoenix Companies Inc. (The)(a)	2,449	5,878
Principal Financial Group Inc.	6,767	173,303
Progressive Corp. (The)	14,241	279,693
StanCorp Financial Group Inc.	990	37,313
Travelers Companies Inc. (The)	10,534	531,440
Unum Group	7,070	161,337
Wesco Financial Corp.	29	9,828

		2,763,953
INTERNET—4.27%
Amazon.com Inc.(a)	7,075	834,072
eBay Inc.(a)	27,866	582,678
Google Inc. Class A(a)	5,085	2,465,462
Netflix Inc.(a)	1,101	112,908
Symantec Corp.(a)	16,956	219,919
Yahoo! Inc.(a)	29,773	413,249

		4,628,288
INVESTMENT COMPANIES—0.00%
Medallion Financial Corp.	370	2,594

		2,594
IRON & STEEL—0.26%
Nucor Corp.	6,701	262,277
Schnitzer Steel Industries Inc. Class A	462	21,169

		283,446
LEISURE TIME—0.13%
Harley-Davidson Inc.	5,066	137,947

		137,947

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

LODGING—0.04%
Choice Hotels International Inc.	1,286	42,451

		42,451
MACHINERY—1.20%
Cummins Inc.	4,293	341,766
Deere & Co.	9,026	601,854
Gardner Denver Inc.	1,148	58,284
Graco Inc.	1,267	39,999
Kadant Inc.(a)	260	5,067
Nordson Corp.	531	33,479
Rockwell Automation Inc.	3,018	163,425
Tennant Co.	399	14,970
Wabtec Corp.	1,006	44,878

		1,303,722
MANUFACTURING—2.20%
3M Co.	15,093	1,291,055
A.O. Smith Corp.	518	28,324
CLARCOR Inc.	1,075	40,334
Cooper Industries PLC	3,558	160,644
Donaldson Co. Inc.	1,645	78,088
Eastman Kodak Co.(a)	5,684	22,565
Illinois Tool Works Inc.	10,656	463,536
Leggett & Platt Inc.	3,125	65,125
Pall Corp.	2,507	95,868
Pentair Inc.	2,102	71,888
SPX Corp.	1,067	63,551

		2,380,978
MEDIA—1.48%
Discovery Communications Inc. Series A(a)	2,935	113,320
John Wiley & Sons Inc. Class A	1,039	40,916
New York Times Co. (The) Class A(a)	3,059	26,736
Scholastic Corp.	556	14,083
Walt Disney Co. (The)	41,320	1,392,071
Washington Post Co. (The) Class B	51	21,445

		1,608,571
METAL FABRICATE & HARDWARE—0.09%
Timken Co. (The)	2,042	68,652
Worthington Industries Inc.	1,677	24,031

		92,683
MINING—0.23%
Alcoa Inc.	21,802	243,528
Horsehead Holding Corp.(a)	925	7,086

		250,614
OFFICE & BUSINESS EQUIPMENT—0.36%
Pitney Bowes Inc.	4,403	107,477
Xerox Corp.	29,528	287,603

		395,080
OFFICE FURNISHINGS—0.08%
Herman Miller Inc.	1,277	21,964

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

HNI Corp.	941	24,316
Interface Inc. Class A	1,196	14,866
Knoll Inc.	995	13,960
Steelcase Inc. Class A	1,240	8,568

		83,674
OIL & GAS—3.43%
Apache Corp.	7,164	684,735
Chesapeake Energy Corp.	13,846	291,181
Devon Energy Corp.	9,454	590,780
Diamond Offshore Drilling Inc.	1,474	87,688
EOG Resources Inc.	5,381	524,648
EQT Corp.	3,068	112,534
Helmerich & Payne Inc.	2,232	90,463
Hess Corp.	6,978	373,951
Newfield Exploration Co.(a)	2,820	150,757
Noble Energy Inc.	3,730	250,134
Pioneer Natural Resources Co.	2,474	143,294
Quicksilver Resources Inc.(a)	1,078	13,572
Southwestern Energy Co.(a)	7,337	267,434
Ultra Petroleum Corp.(a)	3,245	137,491

		3,718,662
OIL & GAS SERVICES—0.71%
Cameron International Corp.(a)	5,227	206,937
National Oilwell Varco Inc.	8,903	348,641
Smith International Inc.	5,285	219,222

		774,800
PACKAGING & CONTAINERS—0.19%
Bemis Co. Inc.	2,276	68,189
Sealed Air Corp.	3,387	73,261
Sonoco Products Co.	2,128	69,585

		211,035
PHARMACEUTICALS—4.20%
Allergan Inc.	6,542	399,454
Amylin Pharmaceuticals Inc.(a)	3,078	58,236
Bristol-Myers Squibb Co.	36,508	909,779
Cubist Pharmaceuticals Inc.(a)	920	19,854
Endo Pharmaceuticals Holdings Inc.(a)	2,485	59,665
Gilead Sciences Inc.(a)	18,937	630,981
Hospira Inc.(a)	3,552	185,059
Merck & Co. Inc.	66,421	2,288,868

		4,551,896
PIPELINES—0.54%
Questar Corp.	3,754	61,753
Spectra Energy Corp.	13,747	285,800
Williams Companies Inc. (The)	12,458	241,810

		589,363
REAL ESTATE—0.19%
CB Richard Ellis Group Inc. Class A(a)	6,123	104,091
Forest City Enterprises Inc. Class A(a)(b)	2,921	37,097
Jones Lang LaSalle Inc.	894	69,249

		210,437

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

REAL ESTATE INVESTMENT TRUSTS—0.54%
AMB Property Corp.	3,586	89,507
Boston Properties Inc.	2,950	241,605
Liberty Property Trust	2,402	76,143
ProLogis	10,098	109,664
Regency Centers Corp.	1,748	65,970

		582,889
RETAIL—8.79%
AutoZone Inc.(a)	785	166,082
Bed Bath & Beyond Inc.(a)	5,586	211,598
Best Buy Co. Inc.	8,971	310,935
CarMax Inc.(a)	4,773	100,710
Charming Shoppes Inc.(a)	2,443	10,945
Costco Wholesale Corp.	9,387	532,337
CVS Caremark Corp.	28,985	889,550
Darden Restaurants Inc.	2,973	124,539
Family Dollar Stores Inc.	2,901	119,956
Foot Locker Inc.	3,294	44,766
Gap Inc. (The)	10,695	193,687
Home Depot Inc. (The)	35,969	1,025,476
J.C. Penney Co. Inc.	5,045	124,258
Jack in the Box Inc.(a)	1,213	25,024
Kohl’s Corp.(a)	6,493	309,651
Limited Brands Inc.	6,910	177,172
Lowe’s Companies Inc.	30,416	630,828
McDonald’s Corp.	23,022	1,605,324
Men’s Wearhouse Inc. (The)	1,089	21,192
Nordstrom Inc.	4,638	157,692
Nu Skin Enterprises Inc. Class A	1,355	38,590
Office Depot Inc.(a)	5,823	25,155
Pep Boys - Manny, Moe & Jack (The)	1,102	10,579
RadioShack Corp.	2,650	57,081
Staples Inc.	15,516	315,440
Starbucks Corp.(a)	15,863	394,196
Target Corp.	15,683	804,852
Tiffany & Co.	2,723	114,557
TJX Companies Inc. (The)	8,716	361,888
Under Armour Inc. Class A(a)	607	22,799
Walgreen Co.	21,074	601,663

		9,528,522
SAVINGS & LOANS—0.26%
Hudson City Bancorp Inc.	11,266	139,924
NewAlliance Bancshares Inc.	2,273	27,663
People’s United Financial Inc.	8,010	110,858

		278,445
SEMICONDUCTORS—4.16%
Advanced Micro Devices Inc.(a)	14,237	106,635
Analog Devices Inc.	6,366	189,134
Applied Materials Inc.	28,696	338,613
Cree Inc.(a)	2,310	163,640
Entegris Inc.(a)	2,867	13,217
Intel Corp.	118,587	2,442,892
Lam Research Corp.(a)	2,712	114,419
LSI Corp.(a)	13,966	56,283
Micron Technology Inc.(a)	21,270	154,846
National Semiconductor Corp.	5,107	70,477
Novellus Systems Inc.(a)	2,072	55,343

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

Texas Instruments Inc.	26,008	642,137
Xilinx Inc.	5,904	164,840

		4,512,476
SOFTWARE—6.21%
Adobe Systems Inc.(a)	11,182	321,147
Advent Software Inc.(a)	531	27,219
Autodesk Inc.(a)	4,903	144,835
Automatic Data Processing Inc.	10,706	441,837
BMC Software Inc.(a)	3,879	138,015
Cerner Corp.(a)	1,748	135,383
Compuware Corp.(a)	4,844	39,624
Electronic Arts Inc.(a)	6,950	110,713
Microsoft Corp.	187,003	4,826,547
Novell Inc.(a)	7,320	44,213
Paychex Inc.	7,762	201,734
Red Hat Inc.(a)	3,029	97,382
Salesforce.com Inc.(a)	2,066	204,431

		6,733,080
TELECOMMUNICATIONS—7.09%
ADC Telecommunications Inc.(a)	2,040	25,969
ADPT Corp.(a)	2,562	7,814
Cisco Systems Inc.(a)	122,077	2,816,316
Corning Inc.	33,183	601,276
Frontier Communications Corp.	21,149	161,578
Leap Wireless International Inc.(a)	1,231	14,637
MetroPCS Communications Inc.(a)	5,758	51,534
Plantronics Inc.	1,036	31,049
Polycom Inc.(a)	1,804	53,543
QUALCOMM Inc.	34,971	1,331,696
Qwest Communications International Inc.	36,808	208,333
Sprint Nextel Corp.(a)	62,901	287,458
Tellabs Inc.	8,278	57,781
Verizon Communications Inc.	60,804	1,766,964
Virgin Media Inc.	7,013	150,990
Windstream Corp.	10,351	118,001

		7,684,939
TOYS, GAMES & HOBBIES—0.15%
Mattel Inc.	7,736	163,694

		163,694
TRANSPORTATION—2.88%
Arkansas Best Corp.	533	12,030
C.H. Robinson Worldwide Inc.	3,544	231,069
CSX Corp.	8,354	440,423
Expeditors International of Washington Inc.	4,558	194,353
FedEx Corp.	6,646	548,627
Genesee & Wyoming Inc. Class A(a)	816	33,358
J.B. Hunt Transport Services Inc.	2,044	72,542
Kansas City Southern Industries Inc.(a)	2,195	80,557
Norfolk Southern Corp.	8,323	468,335
Ryder System Inc.	1,175	51,312
United Parcel Service Inc. Class B	15,205	988,325

		3,120,931

TOTAL COMMON STOCKS
(Cost: $ 108,884,967)		108,173,586

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI KLD 400 Social Index Fund

July 31, 2010

SHORT-TERM INVESTMENTS—0.53%

MONEY MARKET FUNDS—0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	424,466	424,466
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	89,544	89,544
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	66,666	66,666

		580,676

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 580,676)		580,676

TOTAL INVESTMENTS IN SECURITIES—100.29%
(Cost: $109,465,643)		108,754,262
Other Assets, Less Liabilities—(0.29)%		(316,729)

NET ASSETS—100.00%		$108,437,533

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI USA ESG Select Social Index Fund

July 31, 2010

Security	Shares	Value

COMMON STOCKS—99.71%

ADVERTISING—0.10%
Omnicom Group Inc.	3,227	$120,238

		120,238
AEROSPACE & DEFENSE—1.41%
General Dynamics Corp.	1,687	103,329
Lockheed Martin Corp.	1,543	115,956
Raytheon Co.	2,907	134,507
Rockwell Collins Inc.	10,376	593,092
United Technologies Corp.	10,938	777,692

		1,724,576
AGRICULTURE—0.08%
Monsanto Co.	1,744	100,873

		100,873
AIRLINES—0.32%
Southwest Airlines Co.	32,850	395,842

		395,842
APPAREL—0.98%
Coach Inc.	3,794	140,264
Nike Inc. Class B	14,438	1,063,214

		1,203,478
AUTO MANUFACTURERS—0.51%
Ford Motor Co.(a)(b)	49,249	628,910

		628,910
AUTO PARTS & EQUIPMENT—0.36%
Johnson Controls Inc.	15,343	442,032

		442,032
BANKS—5.79%
Bank of America Corp.	118,955	1,670,128
Bank of New York Mellon Corp. (The)	15,973	400,443
BB&T Corp.	10,171	252,546
Comerica Inc.	5,356	205,456
First Horizon National Corp.(a)	10,213	117,143
KeyCorp	22,018	186,272
M&T Bank Corp.(b)	4,121	359,928
Northern Trust Corp.	7,041	330,857
PNC Financial Services Group Inc. (The)(c)	6,651	395,003
State Street Corp.	7,799	303,537
SunTrust Banks Inc.	7,834	203,292
Synovus Financial Corp.	104,478	273,732
U.S. Bancorp	26,240	627,136
Wells Fargo & Co.	63,469	1,759,996

		7,085,469

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA ESG Select Social Index Fund

July 31, 2010

BEVERAGES—2.38%
Brown-Forman Corp. Class B NVS	4,894	309,350
Coca-Cola Co. (The)	19,715	1,086,493
Molson Coors Brewing Co. Class B NVS	4,816	216,768
PepsiCo Inc.	20,124	1,306,249

		2,918,860
BIOTECHNOLOGY—2.11%
Amgen Inc.(a)	2,047	111,623
Celgene Corp.(a)	2,033	112,120
Genzyme Corp.(a)	33,872	2,356,136

		2,579,879
CHEMICALS—1.58%
Air Products and Chemicals Inc.	6,817	494,778
Dow Chemical Co. (The)	12,038	328,999
E.I. du Pont de Nemours and Co.	3,653	148,567
Ecolab Inc.	6,482	317,035
Mosaic Co. (The)	2,091	99,636
PPG Industries Inc.	1,987	138,037
Praxair Inc.	4,642	403,018

		1,930,070
COAL—0.19%
CONSOL Energy Inc.	2,980	111,690
Peabody Energy Corp.	2,638	119,106

		230,796
COMMERCIAL SERVICES—0.97%
H&R Block Inc.	8,268	129,642
Manpower Inc.	2,569	123,261
MasterCard Inc. Class A	535	112,371
McKesson Corp.	2,864	179,916
Moody’s Corp.	5,198	122,413
Visa Inc. Class A	5,406	396,530
Western Union Co.	7,577	122,975

		1,187,108
COMPUTERS—7.51%
Accenture PLC Class A	22,020	872,873
Apple Inc.(a)	9,969	2,564,525
Dell Inc.(a)	51,140	677,094
Hewlett-Packard Co.	40,716	1,874,565
International Business Machines Corp.	22,486	2,887,202
NetApp Inc.(a)	7,500	317,250

		9,193,509
COSMETICS & PERSONAL CARE—3.59%
Avon Products Inc.	8,486	264,169
Colgate-Palmolive Co.	10,833	855,590
Estee Lauder Companies Inc. (The) Class A	4,618	287,471
Procter & Gamble Co. (The)	48,799	2,984,547

		4,391,777

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA ESG Select Social Index Fund

July 31, 2010

DISTRIBUTION & WHOLESALE—0.13%
W.W. Grainger Inc.	1,374	153,902

		153,902
DIVERSIFIED FINANCIAL SERVICES—5.65%
American Express Co.	18,265	815,350
Ameriprise Financial Inc.	4,215	178,674
Capital One Financial Corp.	7,785	329,539
Charles Schwab Corp. (The)	10,279	152,027
Citigroup Inc.(a)	213,211	874,165
CME Group Inc.	2,369	660,477
Franklin Resources Inc.	2,278	229,121
Goldman Sachs Group Inc. (The)	5,018	756,815
IntercontinentalExchange Inc.(a)	1,681	177,547
JPMorgan Chase & Co.	45,180	1,819,850
Legg Mason Inc.	4,994	144,277
Morgan Stanley	8,287	223,666
NYSE Euronext Inc.	6,954	201,457
SLM Corp.(a)	13,165	157,980
T. Rowe Price Group Inc.	4,165	200,878

		6,921,823
ELECTRIC—3.34%
Consolidated Edison Inc.	19,599	903,906
Exelon Corp.	23,484	982,336
FPL Group Inc.	10,069	526,609
Northeast Utilities	26,083	726,151
NSTAR	25,579	950,515

		4,089,517
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Emerson Electric Co.	11,385	564,013

		564,013
ELECTRONICS—0.47%
Agilent Technologies Inc.(a)	15,002	419,006
Thermo Fisher Scientific Inc.(a)	3,388	151,986

		570,992
ENERGY—ALTERNATE SOURCES—0.20%
First Solar Inc.(a)	1,933	242,495

		242,495
ENGINEERING & CONSTRUCTION—0.11%
Fluor Corp.	2,903	140,186

		140,186
FOOD—5.13%
Campbell Soup Co.	23,885	857,471
General Mills Inc.	35,485	1,213,587
H.J. Heinz Co.	23,156	1,029,979
Hormel Foods Corp.	3,501	150,263
Kellogg Co.	12,878	644,544
Kraft Foods Inc. Class A	24,450	714,185
McCormick & Co. Inc. NVS	6,692	263,196

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA ESG Select Social Index Fund

July 31, 2010

Safeway Inc.	9,632	197,841
Sysco Corp.	27,635	855,856
Whole Foods Market Inc.(a)	9,308	353,425

		6,280,347
FOREST PRODUCTS & PAPER—0.17%
International Paper Co.	5,308	128,454
Weyerhaeuser Co.	5,142	83,403

		211,857
HEALTH CARE - PRODUCTS—4.80%
Baxter International Inc.	21,247	929,981
Becton, Dickinson and Co.	24,647	1,695,713
Johnson & Johnson	46,219	2,684,862
Medtronic Inc.	15,411	569,745

		5,880,301
HEALTH CARE - SERVICES—1.62%
Aetna Inc.	21,187	590,058
Humana Inc.(a)	3,575	168,096
Quest Diagnostics Inc.	4,929	231,614
UnitedHealth Group Inc.(a)	15,743	479,374
WellPoint Inc.(a)	10,116	513,084

		1,982,226
HOME FURNISHINGS—0.23%
Harman International Industries Inc.(a)	2,867	87,185
Whirlpool Corp.	2,262	188,425

		275,610
HOUSEHOLD PRODUCTS & WARES—0.85%
Avery Dennison Corp.	4,171	149,530
Clorox Co. (The)	7,690	498,927
Kimberly-Clark Corp.	6,145	394,018

		1,042,475
INSURANCE—3.16%
ACE Ltd.	2,460	130,577
Aflac Inc.	7,721	379,796
Allstate Corp. (The)	6,572	185,593
Berkshire Hathaway Inc. Class B(a)	11,284	881,506
Chubb Corp.	6,080	319,990
Cincinnati Financial Corp.	8,471	233,376
Hartford Financial Services Group Inc. (The)	8,080	189,153
MetLife Inc.	7,929	333,494
Principal Financial Group Inc.	6,793	173,969
Prudential Financial Inc.	4,416	252,993
Travelers Companies Inc. (The)	9,987	503,844
Unum Group	5,862	133,771
XL Group PLC	8,732	154,818

		3,872,880
INTERNET—2.49%
Amazon.com Inc.(a)	2,695	317,714
eBay Inc.(a)	20,541	429,512
Expedia Inc.	5,389	122,222

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA ESG Select Social Index Fund

July 31, 2010

Google Inc. Class A(a)	3,328	1,613,581
Symantec Corp.(a)	22,836	296,183
Yahoo! Inc.(a)	19,183	266,260

		3,045,472
IRON & STEEL—0.46%
Nucor Corp.	11,759	460,247
United States Steel Corp.(b)	2,283	101,206

		561,453
LODGING—0.39%
Marriott International Inc. Class A	9,193	311,735
Wynn Resorts Ltd.	1,880	164,838

		476,573
MACHINERY—1.60%
Caterpillar Inc.	7,421	517,615
Cummins Inc.	6,159	490,318
Deere & Co.	9,693	646,329
Rockwell Automation Inc.	5,505	298,096

		1,952,358
MANUFACTURING—3.41%
3M Co.	7,606	650,617
Cooper Industries PLC	3,617	163,307
Eastman Kodak Co.(a)(b)	32,309	128,267
Eaton Corp.	8,537	669,813
General Electric Co.	121,985	1,966,398
Illinois Tool Works Inc.	4,110	178,785
ITT Corp.	3,660	172,459
Tyco International Ltd.	6,345	242,887

		4,172,533
MEDIA—1.36%
Comcast Corp. Class A	7,406	144,195
Gannett Co. Inc.	7,825	103,133
McGraw-Hill Companies Inc. (The)	4,286	131,537
New York Times Co. (The) Class A(a)	10,608	92,714
Time Warner Cable Inc.	4,829	276,074
Time Warner Inc.	7,018	220,786
Viacom Inc. Class B NVS(a)	4,204	138,900
Walt Disney Co. (The)	12,791	430,929
Washington Post Co. (The) Class B	289	121,522

		1,659,790
MINING—0.53%
Alcoa Inc.	14,559	162,624
Freeport-McMoRan Copper & Gold Inc.	4,877	348,901
Newmont Mining Corp.	2,478	138,520

		650,045
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	5,375	131,204

		131,204

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA ESG Select Social Index Fund

July 31, 2010

OIL & GAS—6.39%
Anadarko Petroleum Corp.	4,069	200,032
Apache Corp.	3,938	376,394
Chesapeake Energy Corp.	11,132	234,106
Chevron Corp.	14,706	1,120,744
ConocoPhillips	19,936	1,100,866
Devon Energy Corp.	8,333	520,729
Diamond Offshore Drilling Inc.	1,418	84,357
EOG Resources Inc.	4,289	418,177
Exxon Mobil Corp.	9,173	547,445
Marathon Oil Corp.	22,513	753,060
Newfield Exploration Co.(a)	3,070	164,122
Noble Corp.(a)	8,022	260,715
Noble Energy Inc.	1,700	114,002
Occidental Petroleum Corp.	7,928	617,829
Pioneer Natural Resources Co.	2,736	158,469
Pride International Inc.(a)	4,534	107,864
QEP Resources Inc.(a)	2,959	101,849
Range Resources Corp.	6,638	246,403
Southwestern Energy Co.(a)	6,105	222,527
Transocean Ltd.(a)	4,817	222,594
Ultra Petroleum Corp.(a)	2,695	114,187
Valero Energy Corp.	7,651	129,990

		7,816,461
OIL & GAS SERVICES—1.59%
Baker Hughes Inc.	6,356	306,804
Cameron International Corp.(a)	3,920	155,193
Halliburton Co.	6,387	190,843
National Oilwell Varco Inc.	3,964	155,230
Schlumberger Ltd.	13,641	813,822
Smith International Inc.	4,306	178,613
Weatherford International Ltd.(a)	8,858	143,500

		1,944,005
PHARMACEUTICALS—5.07%
Abbott Laboratories	12,428	609,966
Allergan Inc.	10,775	657,922
Bristol-Myers Squibb Co.	49,375	1,230,425
Eli Lilly and Co.	3,622	128,943
Express Scripts Inc.(a)	2,586	116,835
Gilead Sciences Inc.(a)	11,859	395,142
Medco Health Solutions Inc.(a)	3,891	186,768
Merck & Co. Inc.	37,674	1,298,246
Omnicare Inc.	4,608	113,495
Pfizer Inc.	97,957	1,469,355

		6,207,097
PIPELINES—0.04%
Questar Corp.	2,959	48,676

		48,676
REAL ESTATE INVESTMENT TRUSTS—1.23%
Boston Properties Inc.	1,970	161,343
Duke Realty Corp.	12,465	149,081
ProLogis	27,441	298,009
Public Storage(b)	1,473	144,531
Regency Centers Corp.	3,655	137,940

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA ESG Select Social Index Fund

July 31, 2010

Simon Property Group Inc.	2,749	245,266
Vornado Realty Trust	4,528	374,828

		1,510,998
RETAIL—5.65%
Best Buy Co. Inc.	7,175	248,686
CVS Caremark Corp.	4,658	142,954
Darden Restaurants Inc.	3,029	126,885
Gap Inc. (The)	22,753	412,057
Kohl’s Corp.(a)	12,124	578,194
Lowe’s Companies Inc.	10,773	223,432
McDonald’s Corp.	34,906	2,433,995
Nordstrom Inc.	7,140	242,760
PetSmart Inc.	4,190	130,100
Staples Inc.	24,218	492,352
Starbucks Corp.(a)	22,945	570,183
Target Corp.	7,139	366,373
Tiffany & Co.	6,715	282,500
TJX Companies Inc. (The)	10,099	419,310
Walgreen Co.	8,644	246,786

		6,916,567
SEMICONDUCTORS—3.82%
Advanced Micro Devices Inc.(a)	34,482	258,270
Applied Materials Inc.	35,689	421,130
Intel Corp.	112,623	2,320,034
Lam Research Corp.(a)	3,535	149,142
LSI Corp.(a)	28,246	113,832
Micron Technology Inc.(a)	27,387	199,377
Texas Instruments Inc.	37,009	913,752
Xilinx Inc.	10,738	299,805

		4,675,342
SOFTWARE—5.38%
Adobe Systems Inc.(a)	13,618	391,109
Automatic Data Processing Inc.	14,983	618,348
BMC Software Inc.(a)	3,360	119,549
CA Inc.	5,644	110,397
Dun & Bradstreet Corp. (The)	1,775	121,339
Electronic Arts Inc.(a)	7,366	117,340
Fiserv Inc.(a)	3,963	198,546
Microsoft Corp.	118,891	3,068,577
Oracle Corp.	64,218	1,518,114
Paychex Inc.	12,312	319,989

		6,583,308
TELECOMMUNICATIONS—4.17%
American Tower Corp. Class A(a)	2,887	133,495
AT&T Inc.	10,313	267,519
Cisco Systems Inc.(a)	92,335	2,130,168
Corning Inc.	22,290	403,895
Millicom International Cellular SA	3,085	287,584
Motorola Inc.(a)	46,810	350,607
QUALCOMM Inc.	28,674	1,091,906
Sprint Nextel Corp.(a)	36,669	167,577
Telephone and Data Systems Inc.	4,182	142,732
Verizon Communications Inc.	4,299	124,929

		5,100,412

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA ESG Select Social Index Fund

July 31, 2010

TOYS, GAMES & HOBBIES—0.28%	16,159	341,924

Mattel Inc.		341,924
TRANSPORTATION—1.54%
CSX Corp.	4,689	247,204
FedEx Corp.	4,135	341,344
Norfolk Southern Corp.	3,020	169,936
Ryder System Inc.	3,961	172,977
Union Pacific Corp.	2,978	222,367
United Parcel Service Inc. Class B	11,289	733,785

		1,887,613

TOTAL COMMON STOCKS
(Cost: $ 118,462,442)		122,043,872

SHORT-TERM INVESTMENTS—0.79%

MONEY MARKET FUNDS—0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	693,354	693,354
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	146,268	146,268
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	131,169	131,169

		970,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 970,791)		970,791

TOTAL INVESTMENTS IN SECURITIES—100.50%
(Cost: $119,433,233)		123,014,663
Other Assets, Less Liabilities—(0.50)%		(607,893)

NET ASSETS—100.00%		$122,406,770

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones International Select Dividend, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S., iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares FTSE EPRA/NAREIT Developed Asia, iShares FTSE EPRA/NAREIT Developed Europe, iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/Office Capped, iShares FTSE NAREIT Mortgage Plus Capped, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential Plus Capped, iShares FTSE NAREIT Retail Capped, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth, iShares Morningstar Small Value, iShares MSCI KLD 400 Social (formerly iShares FTSE KLD 400 Social Index Fund) and iShares MSCI USA ESG Select Social (formerly iShares FTSE KLD Select Social Index Fund) Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of July 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$2,834,056,750	$73,151,777	$(539,022,805)	$(465,871,028)
Dow Jones International Select Dividend	128,238,544	14,022,266	(8,449,744)	5,572,522
Dow Jones Select Dividend	4,090,453,917	337,414,263	(203,310,461)	134,103,802
Dow Jones Transportation Average	597,796,914	2,315,756	(65,971,241)	(63,655,485)
Dow Jones U.S.	600,984,382	46,916,251	(108,224,950)	(61,308,699)
Dow Jones U.S. Aerospace & Defense	242,563,061	342,768	(49,676,685)	(49,333,917)
Dow Jones U.S. Basic Materials Sector	823,526,078	806,093	(150,281,704)	(149,475,611)
Dow Jones U.S. Broker-Dealers	137,755,400	—	(33,313,207)	(33,313,207)
Dow Jones U.S. Consumer Goods Sector	310,124,061	3,945,792	(43,602,528)	(39,656,736)
Dow Jones U.S. Consumer Services Sector	269,318,459	4,557,008	(61,172,188)	(56,615,180)
Dow Jones U.S. Energy Sector	808,807,522	13,886,505	(204,828,460)	(190,941,955)
Dow Jones U.S. Financial Sector	693,888,374	1,078,424	(208,496,951)	(207,418,527)
Dow Jones U.S. Financial Services	325,876,429	417,923	(98,751,038)	(98,333,115)
Dow Jones U.S. Healthcare Providers	173,697,283	1,130,915	(43,222,954)	(42,092,039)
Dow Jones U.S. Healthcare Sector	754,855,923	5,941,756	(222,173,315)	(216,231,559)
Dow Jones U.S. Home Construction	332,682,442	460,258	(80,800,723)	(80,340,465)
Dow Jones U.S. Industrial Sector	415,016,410	6,600,415	(92,903,419)	(86,303,004)
Dow Jones U.S. Insurance	93,445,105	562,998	(11,614,653)	(11,051,655)
Dow Jones U.S. Medical Devices	513,988,594	13,971,527	(87,851,606)	(73,880,079)
Dow Jones U.S. Oil Equipment & Services	395,637,098	8,080,395	(63,503,995)	(55,423,600)
Dow Jones U.S. Oil & Gas Exploration & Production	430,073,611	3,618,070	(90,797,808)	(87,179,738)
Dow Jones U.S. Pharmaceuticals	160,800,102	7,696,717	(20,203,143)	(12,506,426)
Dow Jones U.S. Real Estate	3,270,312,545	20,048,513	(216,894,329)	(196,845,816)
Dow Jones U.S. Regional Banks	226,291,867	186,493	(52,677,103)	(52,490,610)
Dow Jones U.S. Technology Sector	1,394,462,371	93,752,884	(208,570,900)	(114,818,016)
Dow Jones U.S. Telecommunications Sector	734,567,095	14,683,763	(125,886,352)	(111,202,589)
Dow Jones U.S. Utilities Sector	591,807,955	3,915,246	(110,356,418)	(106,441,172)
FTSE EPRA/NAREIT Developed Asia	26,507,397	1,038,169	(5,124,824)	(4,086,655)
FTSE EPRA/NAREIT Developed Europe	9,279,910	127,983	(1,363,374)	(1,235,391)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	339,579,351	358,956	(14,055,853)	(13,696,897)
FTSE EPRA/NAREIT North America	9,620,588	652,856	(286,961)	365,895
FTSE NAREIT Industrial/Office Capped	8,792,916	367,517	(154,904)	212,613
FTSE NAREIT Mortgage Plus Capped	66,940,974	3,612,962	(739,885)	2,873,077
FTSE NAREIT Real Estate 50	45,497,613	1,468,847	(3,341,101)	(1,872,254)
FTSE NAREIT Residential Plus Capped	40,909,482	11,143,718	—	11,143,718
FTSE NAREIT Retail Capped	8,039,979	127,492	(128,556)	(1,064)
Morningstar Large Core	221,250,427	18,688,716	(8,723,361)	9,965,355
Morningstar Large Growth	370,457,364	26,271,099	(48,695,486)	(22,424,387)
Morningstar Large Value	225,611,237	10,225,744	(45,438,653)	(35,212,909)
Morningstar Mid Core	117,222,847	10,670,751	(7,405,545)	3,265,206
Morningstar Mid Growth	156,283,779	12,354,362	(19,225,207)	(6,870,845)
Morningstar Mid Value	130,179,838	6,616,057	(16,615,280)	(9,999,223)
Morningstar Small Core	160,965,816	7,466,583	(12,567,979)	(5,101,396)
Morningstar Small Growth	76,734,253	4,999,526	(6,800,228)	(1,800,702)
Morningstar Small Value	187,694,017	10,486,306	(14,153,913)	(3,667,607)
MSCI KLD 400 Social	111,710,697	6,751,093	(9,707,528)	(2,956,435)
MSCI USA ESG Select Social	123,332,793	9,520,318	(9,838,448)	(318,130)

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the three months ended July 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones Select Dividend
Universal Corp.	1,236,318	132,270	(113,124)	1,255,464	$55,679,828	$570,697	$(151,662)

Dow Jones U.S.
BlackRock Inc.	1,985	40	(110)	1,915	$301,593	$1,975	$1,791
PNC Financial Services Group Inc. (The)	24,556	1,123	(1,549)	24,130	1,433,081	2,431	21,824

					$1,734,674	$4,406	$23,615

Dow Jones U.S. Financial Sector
BlackRock Inc.	11,063	5,165	(6,221)	10,007	$1,576,002	$10,550	$(88,819)
PNC Financial Services Group Inc. (The)	135,872	65,195	(75,332)	125,735	7,467,402	12,079	121,754

					$9,043,404	$22,629	$32,935

Dow Jones U.S. Financial Services
BlackRock Inc.	10,252	—	(2,738)	7,514	$1,183,380	$8,632	$(125,042)
PNC Financial Services Group Inc. (The)	126,018	788	(32,220)	94,586	5,617,463	9,793	568,930

					$6,800,843	$18,425	$443,888

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	357,111	30,369	(51,890)	335,590	$19,930,690	$68,795	$409,471

FTSE NAREIT Mortgage Plus Capped
PennyMac Mortgage Investment Trust	30,324	6,226	(3,471)	33,079	$547,457	$—	$(10,420)

Morningstar Large Core
PNC Financial Services Group Inc. (The)	44,126	227	(6,325)	38,028	$2,258,483	$3,855	$105,751

Morningstar Large Growth
BlackRock Inc.	6,732	67	(1,027)	5,772	$909,033	$6,226	$(70,383)

MSCI KLD 400 Social
BlackRock Inc.	1,008	64	(38)	1,034	$162,845	$989	$1,898
PNC Financial Services Group Inc. (The)	11,040	737	(549)	11,228	666,831	1,119	(417)

					$829,676	$2,108	$1,481

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	6,526	125	—	6,651	$395,003	$665	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of July 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA or an affiliate.

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 21, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 21, 2010